UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Bond Portfolio

Voya Index Solution Income Portfolio

Voya Index Solution 2020 Portfolio

Voya Index Solution 2025 Portfolio

Voya Index Solution 2030 Portfolio

Voya Index Solution 2035 Portfolio

Voya Index Solution 2040 Portfolio

Voya Index Solution 2045 Portfolio

Voya Index Solution 2050 Portfolio

Voya Index Solution 2055 Portfolio

Voya Index Solution 2060 Portfolio

Voya Solution Aggressive Portfolio

Voya Solution Balanced Portfolio

Voya Solution Conservative Portfolio

Voya Solution Income Portfolio

Voya Solution Moderately Aggressive Portfolio

Voya Solution Moderately Conservative Portfolio

Voya Solution 2020 Portfolio

Voya Solution 2025 Portfolio

Voya Solution 2030 Portfolio

Voya Solution 2035 Portfolio

Voya Solution 2040 Portfolio

Voya Solution 2045 Portfolio

Voya Solution 2050 Portfolio

Voya Solution 2055 Portfolio

Voya Solution 2060 Portfolio

VY® American Century Small-Mid Cap Value Portfolio

VY® Baron Growth Portfolio

VY® Columbia Contrarian Core Portfolio

VY® Columbia Small Cap Value II Portfolio

VY® Fidelity® VIP Contrafund® Portfolio

VY® Fidelity® VIP Equity-Income Portfolio

VY® Fidelity® VIP Mid Cap Portfolio

VY® Invesco Comstock Portfolio

VY® Invesco Equity and Income Portfolio

VY® JPMorgan Mid Cap Value Portfolio

VY® Oppenheimer Global Portfolio

VY® Pioneer High Yield Portfolio

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

VY® T. Rowe Price Growth Equity Portfolio

VY® Templeton Foreign Equity Portfolio

The schedules are not audited.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 22.1%
			Australia: 0.3%
	703,000		BHP Billiton Finance USA Ltd., 5.000%, 09/30/43	$716,969	0.3

			Canada: 0.1%
	324,000		Goldcorp, Inc., 3.700%, 03/15/23	317,871	0.1

			Cayman Islands: 0.3%
	601,000		Alibaba Group Holding Ltd, 3.600%, 11/28/24	606,989	0.3

			France: 0.8%
	294,000		BPCE SA, 2.500%, 12/10/18	299,392	0.1
	287,000	#	BPCE SA, 5.150%, 07/21/24	293,754	0.1
	456,000	#	Electricite de France SA, 2.350%, 10/13/20	461,131	0.2
	940,000	#	Numericable Group SA, 6.000%, 05/15/22	921,200	0.4
				1,975,477	0.8

			Guernsey: 0.3%
	716,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	707,500	0.3

			Ireland: 0.3%
	706,000	#	GE Capital International Funding Co., 4.418%, 11/15/35	765,623	0.3

			Italy: 0.1%
	286,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	294,516	0.1

			Japan: 0.5%
	790,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 2.300%, 03/05/20	792,657	0.3
	200,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	202,780	0.1
	300,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/26	309,377	0.1
				1,304,814	0.5

			Luxembourg: 0.3%
	690,000		Actavis Funding SCS, 2.350%, 03/12/18	698,425	0.3

			Mexico: 0.0%
MXN	1,007,437	±	Banco Invex S.A., 6.450%, 03/13/34	–	–
MXN	184,643		JPMorgan Hipotecaria su Casita, 6.100%, 09/25/35	10,141	0.0
				10,141	0.0

			Netherlands: 0.6%
	269,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	295,826	0.1
	340,000		Shell International Finance BV, 1.625%, 11/10/18	341,693	0.2
	690,000		Shell International Finance BV, 3.250%, 05/11/25	696,478	0.3
				1,333,997	0.6

			Norway: 0.2%
	380,000		Statoil ASA, 2.450%, 01/17/23	368,872	0.2

			Sweden: 0.1%
	298,000	#,L	Nordea Bank AB, 5.500%, 09/29/49	290,252	0.1

			Switzerland: 0.3%
	400,000	#	Credit Suisse AG, 6.500%, 08/08/23	431,918	0.2
	250,000		UBS AG/Stamford CT, 7.625%, 08/17/22	286,700	0.1
				718,618	0.3

			United Kingdom: 0.9%
	1,002,000		Abbey National Treasury Services PLC/United Kingdom, 2.375%, 03/16/20	1,003,157	0.4
	283,000		Aon PLC, 2.800%, 03/15/21	286,470	0.1
	280,000		AstraZeneca PLC, 2.375%, 11/16/20	285,972	0.1
	265,000	#	Barclays Bank PLC, 6.050%, 12/04/17	280,746	0.1
	344,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	343,712	0.2
				2,200,057	0.9

			United States: 17.0%
	424,000		21st Century Fox America, Inc., 4.500%, 02/15/21	468,148	0.2
	338,000		21st Century Fox America, Inc., 5.400%, 10/01/43	374,010	0.2
	616,000		AbbVie, Inc., 2.500%, 05/14/20	628,117	0.3
	80,000		Albemarle Corp., 3.000%, 12/01/19	80,574	0.0
	238,000		Amsurg Corp., 5.625%, 07/15/22	246,032	0.1
	432,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	444,408	0.2
	667,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	694,248	0.3
	1,050,000		Apple Inc., 1.000%, 05/03/18	1,052,622	0.4
	710,000		Apple, Inc., 3.200%, 05/13/25	745,057	0.3
	295,000		AT&T, Inc., 3.000%, 06/30/22	299,867	0.1
	212,000		AT&T, Inc., 3.600%, 02/17/23	220,643	0.1
	299,000		AT&T, Inc., 5.150%, 03/15/42	302,534	0.1
	368,000		Bank of America Corp., 3.300%, 01/11/23	371,759	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
458,000		Bank of America Corp., 4.100%, 07/24/23	$484,011	0.2
309,000		Bank of America Corp., 4.000%, 04/01/24	324,809	0.1
1,309,000		Barrick North America Finance LLC, 5.750%, 05/01/43	1,187,454	0.5
540,000	#	Calpine Corp., 6.000%, 01/15/22	571,388	0.2
395,000		CBRE Services, Inc., 5.250%, 03/15/25	408,136	0.2
216,000		CBS Corp., 3.700%, 08/15/24	222,993	0.1
249,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	254,603	0.1
472,000	#	CCO Safari II LLC, 4.464%, 07/23/22	495,032	0.2
501,000		Celgene Corp., 4.000%, 08/15/23	533,088	0.2
290,000		Chevron Corp., 2.419%, 11/17/20	298,268	0.1
382,000		Citigroup, Inc., 4.000%, 08/05/24	386,303	0.2
469,000		Citigroup, Inc., 5.500%, 09/13/25	514,402	0.2
758,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	757,804	0.3
562,000	#	COX Communications, Inc., 2.950%, 06/30/23	522,686	0.2
777,000		CVS Health Corp., 2.800%, 07/20/20	807,528	0.3
442,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	503,221	0.2
240,000		Duke Energy Carolinas LLC, 2.500%, 03/15/23	242,932	0.1
277,000		Eastman Chemical Co., 2.700%, 01/15/20	283,011	0.1
545,000		Eaton Corp., 4.150%, 11/02/42	549,483	0.2
523,000		eBay, Inc., 2.600%, 07/15/22	502,134	0.2
1,026,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	935,199	0.4
558,000		Entergy Corp., 5.125%, 09/15/20	612,919	0.3
329,000		Exxon Mobil Corp., 2.222%, 03/01/21	334,979	0.1
539,000		Fifth Third Bancorp, 8.250%, 03/01/38	790,237	0.3
532,000		FirstEnergy Corp., 4.250%, 03/15/23	554,786	0.2
478,000		General Dynamics Corp., 2.250%, 11/15/22	483,878	0.2
205,000		General Electric Capital Corp., 6.750%, 03/15/32	280,571	0.1
200,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	198,420	0.1
255,000	#	Glencore Funding LLC, 2.500%, 01/15/19	234,600	0.1
627,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	706,921	0.3
605,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	755,649	0.3
721,000		HCP, Inc., 4.250%, 11/15/23	725,226	0.3
436,000	#	Kraft Heinz Foods Co., 3.950%, 07/15/25	465,321	0.2
258,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	259,803	0.1
194,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	197,408	0.1
570,000		Huntington National Bank, 2.200%, 11/06/18	572,792	0.2
294,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	296,602	0.1
1,041,000		Indiana Michigan Power Co., 7.000%, 03/15/19	1,181,316	0.5
570,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	517,275	0.2
245,000		Jefferson Smurfit Escrow	–	–
384,000		JM Smucker Co., 3.000%, 03/15/22	395,465	0.2
362,000		JPMorgan Chase & Co., 1.625%, 05/15/18	362,902	0.2
478,000		JPMorgan Chase & Co., 6.000%, 12/29/49	482,302	0.2
48	#	Kern River Funding Corp., 4.893%, 04/30/18	50	0.0
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	210,683	0.1
127,000		Kohls Corp., 4.750%, 12/15/23	131,329	0.1
218,000		Lockheed Martin Corp., 3.100%, 01/15/23	226,521	0.1
375,000		Medtronic, Inc., 3.150%, 03/15/22	397,591	0.2
393,000		Medtronic, Inc., 3.500%, 03/15/25	419,985	0.2
700,000		Microsoft Corp., 2.000%, 11/03/20	717,952	0.3
372,000		Morgan Stanley, 3.750%, 02/25/23	388,312	0.2
618,000		Morgan Stanley, 4.100%, 05/22/23	638,515	0.3
240,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	251,700	0.1
1,048,000		Mylan, Inc., 2.600%, 06/24/18	1,049,089	0.4
625,000		Netflix, Inc., 5.750%, 03/01/24	662,500	0.3
438,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	443,263	0.2
381,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	392,531	0.2
504,000		Oracle Corp., 2.950%, 05/15/25	517,118	0.2
110,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	114,813	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
568,000		Philip Morris International, Inc., 4.250%, 11/10/44	$602,891	0.2
280,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	247,526	0.1
280,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	250,300	0.1
272,000		Reynolds American, Inc., 6.150%, 09/15/43	335,924	0.1
470,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	493,500	0.2
117,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	117,682	0.0
245,000		Stone Webster Escrow	–	–
104,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	95,662	0.0
445,000		Synchrony Financial, 4.250%, 08/15/24	452,517	0.2
272,000		Time Warner Cable, Inc., 5.875%, 11/15/40	282,482	0.1
485,000		Time Warner, Inc., 6.500%, 11/15/36	564,443	0.2
505,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	406,525	0.2
270,000		Verizon Communications, Inc., 5.012%, 08/21/54	272,111	0.1
1,071,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,238,547	0.5
272,000		Verizon Communications, Inc., 6.550%, 09/15/43	359,078	0.1
600,000		Visa, Inc., 3.150%, 12/14/25	627,383	0.3
514,000		Wells Fargo & Co., 2.550%, 12/07/20	523,572	0.2
599,000		Wells Fargo & Co., 4.100%, 06/03/26	627,883	0.3
247,000		Xerox Corp., 2.750%, 09/01/20	230,433	0.1
			41,412,287	17.0

	Total Corporate Bonds/Notes
	(Cost $52,909,796)		53,722,408	22.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.6%
		United States: 14.6%
621,761		Adjustable Rate Mortgage Trust 2006-2, 3.137%, 05/25/36	576,898	0.2
464,613		Alternative Loan Trust 2005-51 3A2A, 1.641%, 11/20/35	393,311	0.2
119,462		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	100,448	0.0
466,505		American Home Mortgage Assets Trust 2006-3 2A11, 1.291%, 10/25/46	327,747	0.1
338,486		Banc of America Alternative Loan Trust 2004-1 4A1, 4.750%, 02/25/19	338,192	0.1
810,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.543%, 06/10/49	805,151	0.3
700,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.543%, 06/10/49	691,308	0.3
540,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 5.808%, 02/10/51	542,816	0.2
843,506		Banc of America Funding Corp., 5.500%, 02/25/35	846,602	0.3
202,081	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 6.039%, 07/10/42	202,164	0.1
8,020,000	#,^	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/33	388,461	0.2
440,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	474,660	0.2
500,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.142%, 10/12/42	500,284	0.2
140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.728%, 04/12/38	114,663	0.0
485,586	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	512,094	0.2
428,583		ChaseFlex Trust Series 2006-2 A3, 5.046%, 09/25/36	364,925	0.2
170,000	#	Citigroup Commercial Mortgage Trust 2012-GC8 D, 4.877%, 09/10/45	158,382	0.1
220,106		Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 2.920%, 05/25/35	217,006	0.1
551,863		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/36	491,096	0.2
260,000		COBALT CMBS Commercial Mortgage Trust 2006-C1 AM, 5.254%, 08/15/48	258,407	0.1
680,000	#	COMM 2004-LNB2 H Mortgage Trust H, 6.067%, 03/10/39	745,201	0.3
10,701,164	#,^	COMM 2012 - LTRT XA Mortgage Trust, 1.191%, 10/05/30	525,610	0.2
3,932,038	^	COMM 2012-CCRE1 XA Mortgage Trust, 2.075%, 05/15/45	327,678	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
2,938,296	^	COMM 2013-LC6 XA Mortgage Trust, 1.733%, 01/10/46	$192,770	0.1
4,390,269	^	COMM 2014-CCRE17 XA Mortgage Trust, 1.185%, 05/10/47	266,631	0.1
224,754	^	COMM 2014-LC15 XA Mortgage Trust, 1.387%, 04/10/47	15,170	0.0
480,000	#	Commercial Mortgage Trust 2004-GG1 F, 5.982%, 06/10/36	480,003	0.2
89,207		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.933%, 11/25/35	55,004	0.0
138,757		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 11/25/35	137,186	0.1
147,196		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 09/25/35	143,149	0.1
110,000	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1 K, 5.415%, 02/25/21	110,141	0.0
21,131	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	21,106	0.0
2,421,416	#,^	DBUBS 2011-LC1 XA Mortgage Trust, 0.961%, 11/10/46	58,973	0.0
49,467	#	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.933%, 01/27/37	103,320	0.0
320,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.333%, 07/25/24	293,347	0.1
1,780,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.333%, 11/25/24	1,797,187	0.7
400,000		Fannie Mae Connecticut Avenue Securities, 5.433%, 07/25/25	400,486	0.2
100,000		Fannie Mae Connecticut Avenue Securities, 6.133%, 04/25/28	101,337	0.0
9,252,823	^	Freddie Mac Series K704 X1, 1.964%, 08/25/18	352,185	0.1
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 4.983%, 10/25/24	1,094,120	0.5
340,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.183%, 10/25/24	342,897	0.1
180,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.583%, 01/25/25	181,210	0.1
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.633%, 03/25/25	200,806	0.1
220,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 4.233%, 03/25/25	209,937	0.1
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.933%, 02/25/24	298,521	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 5.133%, 04/25/28	97,224	0.0
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 6.791%, 09/25/28	416,054	0.2
43,917,433	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	202,565	0.1
20,358	#	GE Capital Commercial Mortgage Series 2005-C2, 5.464%, 05/10/43	20,116	0.0
340,142		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.643%, 04/25/36	252,568	0.1
3,216,167	^	GS Mortgage Securities Corp. II, 2.509%, 05/10/45	269,080	0.1
135,525		GSR Mortgage Loan Trust, 2.914%, 09/25/35	138,711	0.1
887,266		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.643%, 04/25/46	650,560	0.3
250,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	242,170	0.1
500,000		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 B, 5.520%, 05/15/45	498,467	0.2
2,940,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.356%, 12/15/47	58,929	0.0
369,282	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.430%, 10/15/37	370,482	0.2
270,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.368%, 06/12/41	263,733	0.1
60,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.549%, 05/15/45	59,759	0.0
7,921,316	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.703%, 06/15/45	500,884	0.2
720,699		JP Morgan Mortgage Trust 2005-A4 B1, 2.528%, 07/25/35	657,002	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
9,387,111	^	JPMBB Commercial Mortgage Securities Trust 2013-C14, 0.958%, 08/15/46	$302,281	0.1
172,848		JPMorgan Mortgage Trust, 2.759%, 07/25/35	170,639	0.1
360,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	369,887	0.2
780,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.876%, 06/15/38	777,906	0.3
290,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 5.876%, 06/15/38	289,086	0.1
360,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 6.019%, 09/15/39	363,008	0.2
150,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 6.019%, 09/15/39	150,977	0.1
150,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 6.019%, 09/15/39	150,139	0.1
213,368		Lehman XS Trust Series 2005-5N 1A2, 0.793%, 11/25/35	161,094	0.1
438,852		Lehman XS Trust Series 2006-14N 2A, 0.633%, 09/25/46	350,138	0.1
189,721		MASTR Adjustable Rate Mortgages Trust, 2.810%, 04/25/36	182,179	0.1
360,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL E, 6.750%, 11/15/26	375,692	0.2
210,000		Merrill Lynch Mortgage Trust 2006-C2 AJ, 5.802%, 08/12/43	206,564	0.1
870,000		Morgan Stanley Capital I Trust 2006-TOP23, 5.891%, 08/12/41	866,973	0.4
570,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.440%, 09/15/47	595,701	0.2
460,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.440%, 09/15/47	472,207	0.2
865,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.440%, 09/15/47	935,407	0.4
290,000	#	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	268,027	0.1
143,924	#	N-Star Real Estate CDO Ltd. 2013-1A A, 2.283%, 08/25/29	144,068	0.1
572,316		Opteum Mortgage Acceptance Corp. Trust 2006-1, 0.733%, 04/25/36	497,742	0.2
3,578		Residential Accredit Loans, Inc., 3.244%, 04/25/35	301	0.0
437,767	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	445,506	0.2
6,561,427	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.078%, 08/10/49	577,617	0.2
89,677		Wachovia Bank Commercial Mortgage Trust Series 2006-C23, 5.568%, 01/15/45	89,576	0.0
190,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.896%, 05/15/43	189,890	0.1
11,660,879		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, 1.419%, 08/25/45	552,588	0.2
80,190		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.454%, 10/25/36	69,601	0.0
1,272,578		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.754%, 12/25/36	1,114,746	0.5
309,469		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.421%, 08/25/46	264,658	0.1
587,593		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.350%, 12/25/36	509,583	0.2
161,794		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.025%, 04/25/37	137,121	0.1
224,366		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.863%, 06/25/37	160,806	0.1
5,988,635	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.051%, 10/15/45	507,259	0.2
11,473		Wells Fargo Mortgage Backed Securities Trust 2005-AR14 A1, 2.743%, 08/25/35	11,244	0.0
422,787		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A1, 2.735%, 10/25/36	400,449	0.2
91,189		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A2, 2.735%, 10/25/36	86,371	0.0
488,786		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A1, 2.771%, 05/25/36	463,707	0.2
430,859		Wells Fargo Mortgage Backed Securities 2006-AR8 Trust 3A2, 2.853%, 04/25/36	415,373	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
	98,650		Wells Fargo Mortgage-Backed Securities Trust, 2.854%, 02/25/34	$99,168	0.0
	2,947,294	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.155%, 08/15/45	233,250	0.1

		Total Collateralized Mortgage Obligations
		(Cost $35,544,550)		35,415,423	14.6

STRUCTURED PRODUCTS: 0.0%
			Russia: 0.0%
RUB	6,130,249		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 08/22/34	40,282	0.0

		Total Structured Products
		(Cost $218,353)		40,282	0.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 23.8%
			Federal Home Loan Mortgage Corporation: 8.5%##
	39,476		0.886%, due 02/15/29	39,914	0.0
	13,168		0.936%, due 03/15/32	13,326	0.0
	53,544		0.936%, due 01/15/33	54,028	0.0
	19,755		1.386%, due 08/15/31	20,291	0.0
	11,253		1.386%, due 02/15/32	11,559	0.0
	11,674		1.436%, due 02/15/32	11,949	0.0
	11,975		1.436%, due 02/15/32	12,257	0.0
	16,197		1.436%, due 03/15/32	16,582	0.0
	2,328,000	W	3.000%, due 05/01/43	2,378,834	1.0
	1,414,536		3.000%, due 04/01/45	1,451,151	0.6
	1,434,617		3.000%, due 04/01/45	1,470,552	0.6
	448,271		3.000%, due 09/01/45	459,500	0.2
	1,189,000	W	3.500%, due 08/15/41	1,242,461	0.5
	798,000		3.500%, due 03/01/46	836,232	0.4
	942,665	^	4.000%, due 02/15/43	179,298	0.1
	14,793,653	^	4.000%, due 04/15/43	2,625,119	1.1
	961,944		4.000%, due 09/01/45	1,028,172	0.4
	467,765		4.000%, due 09/01/45	500,329	0.2
	340,545		4.000%, due 09/01/45	363,950	0.2
	248,819		4.000%, due 09/01/45	266,142	0.1
	308,724		4.000%, due 09/01/45	329,884	0.1
	182,494		4.000%, due 09/01/45	195,198	0.1
	1,197,360		4.000%, due 10/01/45	1,279,797	0.5
	5,348,870	^	4.014%, due 05/15/36	572,270	0.2
	4,996		5.000%, due 01/01/20	5,263	0.0
	20,531		5.000%, due 02/01/20	21,425	0.0
	172,355		5.000%, due 09/15/23	185,875	0.1
	657,700		5.000%, due 02/15/34	735,373	0.3
	595,130		5.000%, due 11/15/34	656,295	0.3
	18,177		5.000%, due 12/01/34	20,247	0.0
	8,664		5.500%, due 01/01/18	8,922	0.0
	2,145,120	^	5.514%, due 10/15/36	332,035	0.2
	5,529,774	^	5.564%, due 05/15/36	489,268	0.2
	4,602,038	^	5.564%, due 01/15/39	692,926	0.3
	4,944,754	^	5.614%, due 07/15/40	747,003	0.3
	122,078	^	5.714%, due 07/15/35	22,244	0.0
	2,388,209	^	5.814%, due 11/15/32	463,206	0.2
	4,648		6.000%, due 05/15/17	4,760	0.0
	53,716		6.000%, due 02/01/34	61,875	0.0
	997,731	^	6.164%, due 08/15/28	54,844	0.0
	1,494		6.500%, due 04/01/18	1,522	0.0
	13,003		6.500%, due 02/01/22	14,810	0.0
	15,999		6.500%, due 09/01/22	18,222	0.0
	51,426		6.500%, due 04/15/28	57,440	0.0
	10,942		6.500%, due 06/15/31	12,287	0.0
	84,600		6.500%, due 02/15/32	97,392	0.1
	62,500		6.500%, due 06/15/32	73,142	0.0
	4,772		6.500%, due 08/01/32	5,674	0.0
	10,537		6.500%, due 07/01/34	12,006	0.0
	7,392		6.500%, due 07/01/34	8,422	0.0
	49,160		6.750%, due 02/15/24	54,320	0.0
	90,870		7.000%, due 09/15/26	102,200	0.1
	15,329	^	7.000%, due 03/15/28	3,679	0.0
	84,054	^	7.000%, due 04/15/28	19,952	0.0
	144,277	^	7.214%, due 03/15/29	34,143	0.0
	132,719	^	7.264%, due 03/15/29	26,483	0.0
	78,216		7.500%, due 09/15/22	86,515	0.0
	96,113		8.000%, due 05/15/35	111,720	0.1
	193,628	^	8.514%, due 08/15/29	51,632	0.0
	6,069		22.784%, due 06/15/34	6,518	0.0
	25,810		23.151%, due 08/15/35	40,183	0.0
				20,698,618	8.5

			Federal National Mortgage Association: 13.9%##
	7,817		0.833%, due 11/25/33	7,870	0.0
	8,385		0.940%, due 10/18/32	8,497	0.0
	12,691		1.433%, due 04/25/32	12,998	0.0
	3,905		1.433%, due 04/25/32	4,000	0.0
	37,804		1.433%, due 09/25/32	38,689	0.0
	37,809		1.433%, due 12/25/32	38,694	0.0
	468,000	W	2.500%, due 11/25/26	479,590	0.2
	140,466		2.500%, due 06/01/30	144,421	0.1
	93,244		2.500%, due 06/01/30	95,869	0.1
	56,537		2.500%, due 07/01/30	58,129	0.0
	280,896		2.705%, due 10/01/36	295,811	0.1
	2,244,120	^	3.000%, due 06/25/33	303,984	0.1
	3,585,588		3.000%, due 07/01/43	3,705,445	1.5
	1,026,339		3.000%, due 07/01/43	1,055,351	0.4
	644,854		3.000%, due 09/01/43	663,097	0.3
	1,175,547	^	3.500%, due 08/25/33	155,805	0.1
	726,518	^	3.500%, due 08/25/43	142,152	0.1
	11,539,000	W	3.500%, due 04/01/44	12,097,245	5.0
	1,571,268	^	3.617%, due 02/25/37	15,214	0.0
	2,215,392	^	4.000%, due 06/25/42	373,417	0.2
	299,233		4.000%, due 05/01/45	320,697	0.1
	134,716		4.500%, due 08/25/25	143,511	0.1
	3,234,078		4.500%, due 05/01/44	3,520,949	1.5
	1,429,862	^	5.000%, due 05/25/18	46,338	0.0
	249,787		5.000%, due 07/25/40	268,438	0.1
	122,807		5.000%, due 06/01/41	136,305	0.1
	13,267		5.500%, due 09/01/19	13,852	0.0
	12,896		5.500%, due 09/01/19	13,539	0.0
	41,197		5.500%, due 09/01/24	46,194	0.0
	66,451	^	5.500%, due 07/25/33	13,706	0.0
	27,201	^	5.500%, due 06/01/35	5,719	0.0
	2,953,394	^	5.507%, due 01/25/38	573,026	0.2
	4,969,379	^	5.517%, due 09/25/41	817,555	0.3
	4,376,164	^	5.547%, due 11/25/41	782,451	0.3
	3,243,392	^	5.667%, due 01/25/43	815,929	0.3
	3,080		6.000%, due 03/25/17	3,142	0.0
	8,086		6.000%, due 06/01/17	8,246	0.0
	5,497		6.000%, due 05/01/21	5,734	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
			Federal National Mortgage Association: (continued)
	27,663		6.000%, due 01/25/32	$31,695	0.0
	123,525	^	6.000%, due 12/01/32	26,912	0.0
	52,755	^	6.000%, due 02/01/33	10,262	0.0
	61,623	^	6.000%, due 03/01/33	13,604	0.0
	51,277	^	6.000%, due 03/01/33	11,721	0.0
	153,883		6.000%, due 11/01/34	176,924	0.1
	236,523		6.000%, due 04/01/35	271,820	0.1
	28,940	^	6.000%, due 09/01/35	5,748	0.0
	3,513,118	^	6.017%, due 10/25/37	601,408	0.3
	4,071,503	^	6.017%, due 02/25/42	618,752	0.3
	130,892	^	6.107%, due 06/25/37	23,622	0.0
	1,883,613	^	6.117%, due 09/25/37	352,404	0.2
	4,572,672	^	6.127%, due 06/25/41	904,451	0.4
	414,077	^	6.137%, due 06/25/36	76,500	0.0
	24,113	^	6.317%, due 05/25/35	4,849	0.0
	20,264		6.500%, due 04/25/29	23,190	0.0
	29,224		6.500%, due 11/25/29	33,916	0.0
	104,037		6.500%, due 12/01/29	120,207	0.1
	33,397		6.500%, due 10/25/31	37,278	0.0
	209,401	^	6.500%, due 02/01/32	47,653	0.0
	32,356		6.500%, due 04/25/32	36,951	0.0
	43,095		6.500%, due 01/01/34	50,215	0.0
	33,484	^	6.667%, due 06/25/23	4,022	0.0
	125,291	^	6.797%, due 09/25/36	24,590	0.0
	62		7.000%, due 11/01/17	62	0.0
	37,675	^	7.000%, due 02/01/28	8,512	0.0
	46,788	^	7.000%, due 03/25/33	13,084	0.0
	1,108		7.000%, due 04/01/33	1,334	0.0
	36,733	^	7.000%, due 04/25/33	9,428	0.0
	198,097	^	7.117%, due 10/25/33	43,830	0.0
	69,427	^	7.197%, due 03/25/23	1,949	0.0
	131,748	^	7.317%, due 07/25/31	31,219	0.0
	71,370	^	7.317%, due 02/25/32	14,860	0.0
	265,587	^	7.500%, due 01/01/24	52,815	0.0
	30,841		7.500%, due 09/01/32	39,084	0.0
	74,099		7.500%, due 01/01/33	90,476	0.0
	45,567	^	7.517%, due 07/25/32	10,696	0.0
	1,461,420	^	7.560%, due 12/18/32	321,409	0.1
	218,067		8.000%, due 05/25/43	227,361	0.1
	160,123		22.246%, due 10/25/35	281,732	0.1
	122,747		22.268%, due 07/25/35	200,146	0.1
	72,005		22.612%, due 06/25/36	115,100	0.1
	248,774		22.830%, due 10/25/40	658,204	0.3
	24,697		22.979%, due 03/25/36	38,828	0.0
	51,652		26.255%, due 04/25/35	92,700	0.0
	462,789		31.285%, due 11/25/36	857,121	0.4
				33,850,253	13.9

			Government National Mortgage Association: 1.4%
	489,000	W	3.500%, due 12/20/41	516,850	0.2
	7,655,051	^	4.000%, due 04/20/38	404,041	0.2
	65,628		5.000%, due 04/15/34	73,603	0.0
	4,221,918	^	5.418%, due 06/20/40	634,607	0.3
	2,587,550	^	6.259%, due 07/16/41	501,288	0.2
	24,096		6.500%, due 02/20/35	29,232	0.0
	240,107		8.000%, due 02/16/30	279,435	0.1
	656,431		20.647%, due 03/20/37	1,066,611	0.4
				3,505,667	1.4

		Total U.S. Government Agency Obligations
		(Cost $55,795,790)		58,054,538	23.8

FOREIGN GOVERNMENT BONDS: 14.1%
			Austria: 1.6%
EUR	3,000,000	#	Austria Government Bond, 1.650%, 10/21/24	3,830,333	1.6

			Belgium: 7.3%
EUR	15,100,000	#	Belgium Government Bond, 0.800%, 06/22/25	17,835,856	7.3

			Brazil: 0.2%
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	538,408	0.2

			Germany: 0.4%
EUR	30,000		Bundesrepublik Deutschland, 2.500%, 08/15/46	49,327	0.0
EUR	10,000		Bundesrepublik Deutschland, 2.000%, 08/15/23	13,200	0.0
EUR	830,000	Z	Bundesschatzanweisungen, -0.470%, 06/16/17	949,891	0.4
				1,012,418	0.4

			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/23	67,230	0.0

			Spain: 4.6%
EUR	9,100,000	#	Spain Government Bond, 2.150%, 10/31/25	11,075,500	4.6

		Total Foreign Government Bonds
		(Cost $31,895,530)		34,359,745	14.1

U.S. TREASURY OBLIGATIONS: 4.8%
			U.S. Treasury Bonds: 2.3%
	5,283,000		3.000%, due 11/15/45	5,705,640	2.3

			U.S. Treasury Notes: 2.5%
	2,161,000		0.875%, due 03/31/18	2,166,402	0.9
	2,180,000		1.000%, due 03/15/19	2,189,027	0.9
	559,000		1.250%, due 03/31/21	557,646	0.2
	26,000		1.375%, due 01/31/21	26,197	0.0
	1,112,000		1.500%, due 02/28/23	1,109,307	0.5
	16,000		1.750%, due 01/31/23	16,227	0.0
				6,064,806	2.5

		Total U.S. Treasury Obligations
		(Cost $11,693,875)		11,770,446	4.8

ASSET-BACKED SECURITIES: 2.8%
			Cayman Islands: 2.2%
	740,000	#	ARES XII CLO Ltd., 2.629%, 11/25/20	722,896	0.3
	1,000,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.332%, 03/17/21	960,797	0.4
	1,000,000	#	ColumbusNova CLO IV Ltd. 2007-2A C, 2.872%, 10/15/21	979,474	0.4

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Cayman Islands: (continued)
1,300,000	#	Madison Park Funding Ltd. 2007-6A C, 1.619%, 07/26/21	$1,225,064	0.5
1,550,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.619%, 03/25/20	1,498,309	0.6
			5,386,540	2.2

		United States: 0.6%
435,079		Citigroup Mortgage Loan Trust 2006-WF1 A2E, 5.305%, 03/25/36	296,962	0.1
686,620		First Franklin Mortgage Loan Trust 2006-FF5, 0.593%, 04/25/36	564,205	0.2
663,807		Securitized Asset Backed Receivables LLC Trust 2006-NC2 A3, 0.673%, 03/25/36	576,497	0.3
			1,437,664	0.6

	Total Asset-Backed Securities
	(Cost $6,959,237)		6,824,204	2.8

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
43,083	@,L	American Media, Inc.	–	–
4,988		Resolute Forest Products	27,484	0.0
102		WestRock Co.	3,981	0.0

	Total Common Stock
	(Cost $1,304,494)		31,465	0.0

MUTUAL FUNDS: 20.8%
		United States: 20.8%
1,095,079		Voya Emerging Markets Corporate Debt Fund - Class P	10,512,754	4.3
1,709,794		Voya Emerging Markets Hard Currency Debt Fund - Class P	16,003,670	6.6
2,919,202		Voya Emerging Markets Local Currency Debt Fund - Class P	21,689,669	8.9
320,566		Voya High Yield Bond Fund - Class P	2,439,506	1.0

	Total Mutual Funds
	(Cost $59,757,378)		50,645,599	20.8

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 3.3%
		Options on Currencies: 0.0%
23,900,000	@	Put EUR vs. Call USD, Strike @ 1.081, Exp. 04/14/16 Counterparty: Societe Generale	799	0.0
12,100,000	@	Put EUR vs. Call USD, Strike @ 1.110, Exp. 04/27/16 Counterparty: Bank of America	22,464	0.0
12,732,000	@	Put JPY vs. Call USD, Strike @ 116.000, Exp. 04/06/16 Counterparty: Bank of America	836	0.0
12,100,000	@	Put USD vs. Call JPY, Strike @ 109.920, Exp. 04/27/16 Counterparty: Societe Generale	41,593	0.0
			65,692	0.0

		OTC Interest Rate Swaptions: 3.3%
111,200,000	@	Receive a fixed rate equal to 1.220% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 03/02/17 Counterparty: Goldman Sachs & Co.	1,209,086	0.5
57,300,000	@	Receive a fixed rate equal to 1.923% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 03/16/17 Counterparty: Deutsche Bank AG	1,954,102	0.8
57,168,000	@	Receive a fixed rate equal to 1.965% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 03/14/17 Counterparty: JPMorgan Chase & Co.	2,074,145	0.9
57,300,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.923%, Exp. 03/16/17 Counterparty: Deutsche Bank AG	1,372,045	0.6
57,168,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.965%, Exp. 03/14/17 Counterparty: JPMorgan Chase & Co.	1,259,962	0.5
			7,869,340	3.3

	Total Purchased Options
	(Cost $8,366,453)		7,935,032	3.3

	Total Long-Term Investments
	(Cost $264,445,456)		258,799,142	106.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Securities Lending Collateralcc: 0.1%
287,275	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $287,278, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $293,021, due 08/15/17-02/15/44)
	(Cost $287,275)	$287,275	0.1
	U.S. Treasury Notes: 1.0%
2,440,000	United States Treasury Note, 0.500%, 02/28/17
	(Cost $2,437,064)	2,437,904	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
3,616,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $3,616,000)	3,616,000	1.5

	Total Short-Term Investments
	(Cost $6,340,339)	6,341,179	2.6

	Total Investments in Securities (Cost $270,785,795)	$265,140,321	108.9
	Liabilities in Excess of Other Assets	(21,672,888)	(8.9)
	Net Assets	$243,467,433	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.
±	Defaulted security
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
BRL	Brazilian Real
EUR	EU Euro
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Cost for federal income tax purposes is $270,536,707.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,262,435
Gross Unrealized Depreciation	(13,658,821)

Net Unrealized Depreciation	$(5,396,386)

Sector Diversification	Percentage of Net Assets
U.S. Government Agency Obligations	23.8%
Affiliated Investment Companies	20.8
Collateralized Mortgage Obligations	14.6
Foreign Government Bonds	14.1
Financial	7.8
U.S. Treasury Obligations	5.8
Communications	3.7
Consumer, Non-cyclical	3.4
Purchased Options	3.3
Other Asset-Backed Securities	2.6
Utilities	1.7
Energy	1.6
Technology	1.5
Basic Materials	1.1
Consumer, Cyclical	0.7
Industrial	0.6
Asset-Backed Securities	0.2
Structured Products	0.0
Consumer Discretionary	0.0
Materials	0.0
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(8.9)
Net Assets	100.0%

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
United States	$31,465	$–	$–	$31,465
Total Common Stock	31,465	–	–	31,465
Mutual Funds	50,645,599	–	–	50,645,599
Purchased Options	–	7,935,032	–	7,935,032
Corporate Bonds/Notes	–	53,712,267	10,141	53,722,408
Collateralized Mortgage Obligations	–	35,415,423	–	35,415,423
Structured Products	–	–	40,282	40,282
Short-Term Investments	3,616,000	2,725,179	–	6,341,179
U.S. Government Agency Obligations	–	58,054,538	–	58,054,538
U.S. Treasury Obligations	–	11,770,446	–	11,770,446
Asset-Backed Securities	–	6,824,204	–	6,824,204
Foreign Government Bonds	–	34,359,745	–	34,359,745
Total Investments, at fair value	$54,293,064	$210,796,834	$50,423	$265,140,321
Other Financial Instruments+
Centrally Cleared Swaps	–	19,096,193	–	19,096,193
Forward Foreign Currency Contracts	–	3,728,312	–	3,728,312
Futures	277,374	–	–	277,374
Total Assets	$54,570,438	$233,621,339	$50,423	$288,242,200
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(20,011,413)	$–	$(20,011,413)
Forward Foreign Currency Contracts	–	(2,714,597)	–	(2,714,597)
Futures	(308,077)	–	–	(308,077)
Written Options	–	(9,137,407)	–	(9,137,407)
Total Liabilities	$(308,077)	$(31,863,417)	$–	$(32,171,494)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$10,077,423	$117,357	$-	$317,974	$10,512,754	$117,357	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	15,265,422	190,596	-	547,652	16,003,670	190,596	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	20,054,916	-	-	1,634,753	21,689,669	-	-	-
Voya High Yield Bond Fund - Class P	8,523,268	110,538	(7,044,233)	849,933	2,439,506	110,328	(764,233)	-
	$53,921,029	$418,491	$(7,044,233)	$3,350,312	$50,645,599	$418,281	$(764,233)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2016, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Norwegian Krone	13,886,842	Buy	04/08/16	$1,638,000	$1,678,200	$40,200
Barclays Bank PLC	Norwegian Krone	4,763,681	Buy	04/08/16	559,000	575,682	16,682
Barclays Bank PLC	Swedish Krona	4,578,055	Buy	04/08/16	547,000	564,001	17,001
Barclays Bank PLC	Norwegian Krone	4,672,435	Buy	04/08/16	546,000	564,656	18,656
Barclays Bank PLC	Swedish Krona	4,704,565	Buy	04/08/16	555,000	579,587	24,587
Barclays Bank PLC	Norwegian Krone	28,774,765	Buy	04/08/16	3,324,000	3,477,379	153,379
Barclays Bank PLC	EU Euro	16,444	Buy	04/08/16	18,000	18,714	714
Barclays Bank PLC	Norwegian Krone	22,465,477	Buy	04/08/16	2,589,000	2,714,913	125,913
Barclays Bank PLC	Norwegian Krone	12,933,848	Buy	04/08/16	1,491,000	1,563,032	72,032
Barclays Bank PLC	Swedish Krona	271,447	Buy	04/08/16	32,000	33,441	1,441
Barclays Bank PLC	British Pound	7,835,006	Buy	04/08/16	10,986,902	11,253,140	266,238
Barclays Bank PLC	British Pound	790,303	Buy	04/08/16	1,108,000	1,135,084	27,084
Barclays Bank PLC	Philippine Peso	22,632,400	Buy	04/22/16	472,000	491,624	19,624
Citigroup, Inc.	Thai Baht	25,948,680	Buy	04/22/16	722,000	737,290	15,290
Deutsche Bank AG	Swiss Franc	443,441	Buy	04/08/16	459,000	461,256	2,256
Deutsche Bank AG	Swiss Franc	556,340	Buy	04/08/16	571,000	578,690	7,690
Deutsche Bank AG	British Pound	583,648	Buy	04/08/16	833,000	838,273	5,273
Deutsche Bank AG	Norwegian Krone	14,444,886	Buy	04/08/16	1,708,000	1,745,639	37,639
Deutsche Bank AG	British Pound	469,810	Buy	04/08/16	665,000	674,771	9,771

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Swiss Franc	484,828	Buy	04/08/16	$487,000	$504,305	$17,305
Deutsche Bank AG	EU Euro	1,262,420	Buy	04/08/16	1,392,000	1,436,683	44,683
Deutsche Bank AG	Swiss Franc	394,416	Buy	04/08/16	398,066	410,261	12,195
Deutsche Bank AG	Swiss Franc	441,335	Buy	04/08/16	446,000	459,065	13,065
Deutsche Bank AG	Hungarian Forint	552,584,603	Buy	05/20/16	1,966,000	2,001,457	35,457
Deutsche Bank AG	South Korean Won	497,440,500	Buy	04/22/16	401,000	434,329	33,329
Deutsche Bank AG	Singapore Dollar	648,988	Buy	04/22/16	453,537	481,461	27,924
Goldman Sachs & Co.	Canadian Dollar	639,406	Buy	04/08/16	483,000	492,327	9,327
Goldman Sachs & Co.	British Pound	592,823	Buy	04/08/16	859,000	851,451	(7,549)
Goldman Sachs & Co.	Mexican Peso	46,084,375	Buy	05/20/16	2,580,749	2,655,908	75,159
Goldman Sachs & Co.	Polish Zloty	958,922	Buy	05/20/16	243,211	256,818	13,607
JPMorgan Chase & Co.	New Zealand Dollar	1,773,596	Buy	04/08/16	1,193,000	1,225,648	32,648
JPMorgan Chase & Co.	Swiss Franc	476,873	Buy	04/08/16	489,000	496,031	7,031
JPMorgan Chase & Co.	Australian Dollar	1,185,343	Buy	04/08/16	889,000	908,457	19,457
JPMorgan Chase & Co.	Swiss Franc	410,444	Buy	04/08/16	416,000	426,933	10,933
JPMorgan Chase & Co.	Australian Dollar	984,972	Buy	04/08/16	744,000	754,891	10,891
JPMorgan Chase & Co.	Australian Dollar	2,148,369	Buy	04/08/16	1,598,000	1,646,527	48,527
JPMorgan Chase & Co.	Australian Dollar	1,062,004	Buy	04/08/16	789,000	813,928	24,928
JPMorgan Chase & Co.	Australian Dollar	106,653	Buy	04/18/16	79,514	81,703	2,189
JPMorgan Chase & Co.	Japanese Yen	864,381,250	Buy	04/18/16	7,676,892	7,683,611	6,719
JPMorgan Chase & Co.	EU Euro	1,216,144	Buy	04/08/16	1,339,000	1,384,019	45,019
JPMorgan Chase & Co.	New Zealand Dollar	1,792,546	Buy	04/08/16	1,186,000	1,238,744	52,744
JPMorgan Chase & Co.	Japanese Yen	54,572,990	Buy	04/08/16	480,000	484,959	4,959
JPMorgan Chase & Co.	Japanese Yen	81,774,883	Buy	04/08/16	719,000	726,686	7,686
JPMorgan Chase & Co.	Australian Dollar	2,189,387	Buy	04/08/16	1,581,000	1,677,963	96,963
JPMorgan Chase & Co.	New Zealand Dollar	5,942,248	Buy	04/08/16	3,952,216	4,106,407	154,191
JPMorgan Chase & Co.	Australian Dollar	231,054	Buy	04/08/16	166,410	177,081	10,671
JPMorgan Chase & Co.	Danish Krone	6,741,468	Buy	04/08/16	995,926	1,029,582	33,656
JPMorgan Chase & Co.	Swedish Krona	15,615,156	Buy	04/08/16	1,842,862	1,923,735	80,873
Morgan Stanley	Canadian Dollar	486,381	Buy	04/08/16	375,000	374,501	(499)
Morgan Stanley	New Zealand Dollar	1,156,611	Buy	04/08/16	792,000	799,279	7,279
Morgan Stanley	Canadian Dollar	492,171	Buy	04/08/16	377,000	378,959	1,959
Morgan Stanley	New Zealand Dollar	1,540,142	Buy	04/08/16	1,032,000	1,064,320	32,320
Morgan Stanley	British Pound	457,592	Buy	04/08/16	650,000	657,223	7,223
Morgan Stanley	British Pound	1,091,368	Buy	04/08/16	1,569,000	1,567,493	(1,507)
Morgan Stanley	Norwegian Krone	11,364,344	Buy	04/08/16	1,349,000	1,373,361	24,361
Morgan Stanley	EU Euro	1,129,533	Buy	04/08/16	1,239,000	1,285,452	46,452
Morgan Stanley	EU Euro	1,370,418	Buy	04/08/16	1,491,000	1,559,589	68,589
Morgan Stanley	Canadian Dollar	1,103,287	Buy	04/08/16	823,000	849,504	26,504
Morgan Stanley	Swedish Krona	5,570,371	Buy	04/08/16	647,000	686,251	39,251
Morgan Stanley	British Pound	577,964	Buy	04/08/16	805,000	830,109	25,109
Morgan Stanley	Norwegian Krone	30,532,389	Buy	04/08/16	3,539,000	3,689,785	150,785
Morgan Stanley	Swedish Krona	4,239,705	Buy	04/08/16	500,000	522,317	22,317
Morgan Stanley	Canadian Dollar	10,659,588	Buy	04/08/16	7,746,361	8,207,617	461,256
Morgan Stanley	EU Euro	22,226,247	Buy	04/08/16	24,495,747	25,294,334	798,587
Morgan Stanley	EU Euro	1,313,407	Buy	04/08/16	1,449,000	1,494,708	45,708
Morgan Stanley	Japanese Yen	4,449,916,353	Buy	04/08/16	39,770,129	39,543,843	(226,286)
Morgan Stanley	South Korean Won	2,208,182,000	Buy	04/22/16	1,796,000	1,928,026	132,026
Morgan Stanley	Czech Koruna	11,239,058	Buy	05/20/16	457,733	473,379	15,646

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	Israeli New Shekel	2,615,982	Buy	05/20/16	$669,340	$697,077	$27,737
Morgan Stanley	Hong Kong Sar Dollar	762,813	Buy	04/22/16	97,801	98,347	546
							$3,491,420

Barclays Bank PLC	Australian Dollar	655,106	Sell	04/08/16	$494,000	$502,079	$(8,079)
Barclays Bank PLC	EU Euro	1,297,332	Sell	04/08/16	1,453,000	1,476,414	(23,414)
Barclays Bank PLC	British Pound	468,356	Sell	04/08/16	661,000	672,683	(11,683)
Barclays Bank PLC	British Pound	604,178	Sell	04/08/16	864,000	867,760	(3,760)
Barclays Bank PLC	Canadian Dollar	1,012,564	Sell	04/08/16	764,000	779,649	(15,649)
Barclays Bank PLC	Norwegian Krone	11,279,749	Sell	04/08/16	1,325,000	1,363,138	(38,138)
Barclays Bank PLC	Swedish Krona	4,803,059	Sell	04/08/16	570,000	591,721	(21,721)
Barclays Bank PLC	Swiss Franc	377,901	Sell	04/08/16	380,000	393,083	(13,083)
Barclays Bank PLC	Australian Dollar	510,549	Sell	04/08/16	366,000	391,289	(25,289)
Barclays Bank PLC	EU Euro	1,494,395	Sell	04/08/16	1,647,000	1,700,679	(53,679)
Barclays Bank PLC	Norwegian Krone	26,623,931	Sell	04/08/16	3,093,000	3,217,455	(124,455)
Barclays Bank PLC	Canadian Dollar	743,590	Sell	04/08/16	540,000	572,546	(32,546)
Barclays Bank PLC	Brazilian Real	8,211,832	Sell	05/20/16	2,133,941	2,254,810	(120,869)
Barclays Bank PLC	Russian Ruble	37,898,113	Sell	05/20/16	520,141	556,985	(36,844)
Barclays Bank PLC	Philippine Peso	28,280,482	Sell	04/22/16	581,305	614,312	(33,007)
Barclays Bank PLC	Indonesian Rupiah	28,526,241,483	Sell	04/22/16	2,014,138	2,158,894	(144,756)
BNP Paribas Bank	Colombian Peso	2,961,027,253	Sell	05/20/16	941,503	983,363	(41,860)
BNP Paribas Bank	Peruvian Nuevo Sol	2,756,217	Sell	05/20/16	791,675	826,132	(34,457)
Citigroup, Inc.	Canadian Dollar	770,747	Sell	04/08/16	563,000	593,456	(30,456)
Citigroup, Inc.	Thai Baht	54,058,123	Sell	04/22/16	1,503,076	1,535,974	(32,898)
Deutsche Bank AG	Australian Dollar	738,463	Sell	04/08/16	556,000	565,964	(9,964)
Deutsche Bank AG	Swiss Franc	578,497	Sell	04/08/16	597,000	601,737	(4,737)
Deutsche Bank AG	British Pound	1,066,538	Sell	04/08/16	1,523,000	1,531,830	(8,830)
Deutsche Bank AG	Norwegian Krone	15,150,825	Sell	04/08/16	1,781,000	1,830,950	(49,950)
Deutsche Bank AG	Norwegian Krone	7,951,901	Sell	04/08/16	924,000	960,973	(36,973)
Deutsche Bank AG	Australian Dollar	580,382	Sell	04/08/16	426,000	444,809	(18,809)
Deutsche Bank AG	Norwegian Krone	14,348,037	Sell	04/08/16	1,690,000	1,733,935	(43,935)
Deutsche Bank AG	EU Euro	639,609	Sell	04/08/16	697,000	727,900	(30,900)
Deutsche Bank AG	Israeli New Shekel	1,579,990	Sell	05/20/16	405,000	421,018	(16,018)
Deutsche Bank AG	Turkish Lira	4,504,188	Sell	05/20/16	1,511,918	1,577,779	(65,861)
Deutsche Bank AG	Malaysian Ringgit	6,307,909	Sell	04/22/16	1,473,466	1,622,921	(149,455)
Deutsche Bank AG	Malaysian Ringgit	2,191,872	Sell	04/22/16	512,000	563,932	(51,932)
Goldman Sachs & Co.	Japanese Yen	39,020,407	Sell	04/08/16	347,000	346,752	248
Goldman Sachs & Co.	Romanian New Leu	1,620,684	Sell	05/20/16	400,178	412,922	(12,744)
Goldman Sachs & Co.	New Zealand Dollar	658,218	Sell	04/08/16	438,000	454,863	(16,863)
HSBC Bank PLC	South Korean Won	2,108,958,800	Sell	04/22/16	1,768,000	1,841,391	(73,391)
JPMorgan Chase & Co.	EU Euro	771,801	Sell	04/08/16	863,000	878,339	(15,339)
JPMorgan Chase & Co.	Australian Dollar	856,897	Sell	04/08/16	652,000	656,732	(4,732)
JPMorgan Chase & Co.	Australian Dollar	1,147,275	Sell	04/08/16	869,000	879,280	(10,280)
JPMorgan Chase & Co.	New Zealand Dollar	868,379	Sell	04/08/16	584,000	600,095	(16,095)
JPMorgan Chase & Co.	Australian Dollar	1,141,178	Sell	04/08/16	872,000	874,607	(2,607)
JPMorgan Chase & Co.	EU Euro	1,613,994	Sell	04/08/16	1,813,000	1,836,788	(23,788)
JPMorgan Chase & Co.	Swiss Franc	930,994	Sell	04/08/16	954,000	968,396	(14,396)
JPMorgan Chase & Co.	Swiss Franc	402,342	Sell	04/08/16	408,000	418,506	(10,506)
JPMorgan Chase & Co.	EU Euro	1,740,441	Sell	04/08/16	1,933,000	1,980,689	(47,689)
JPMorgan Chase & Co.	New Zealand Dollar	1,050,011	Sell	04/08/16	698,000	725,613	(27,613)
JPMorgan Chase & Co.	New Zealand Dollar	1,272,553	Sell	04/08/16	857,000	879,401	(22,401)
JPMorgan Chase & Co.	EU Euro	746,256	Sell	04/08/16	835,000	849,268	(14,268)
JPMorgan Chase & Co.	New Zealand Dollar	884,596	Sell	04/08/16	599,000	611,303	(12,303)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	British Pound	441,373	Sell	04/18/16	$625,183	$633,949	$(8,766)
JPMorgan Chase & Co.	EU Euro	269,273	Sell	04/18/16	299,678	306,535	(6,857)
JPMorgan Chase & Co.	Australian Dollar	632,672	Sell	04/08/16	469,000	484,885	(15,885)
JPMorgan Chase & Co.	Australian Dollar	593,414	Sell	04/08/16	432,000	454,797	(22,797)
JPMorgan Chase & Co.	EU Euro	2,004,374	Sell	04/08/16	2,181,000	2,281,055	(100,055)
JPMorgan Chase & Co.	New Zealand Dollar	5,484,235	Sell	04/08/16	3,674,000	3,789,896	(115,896)
JPMorgan Chase & Co.	Australian Dollar	1,156,547	Sell	04/08/16	823,000	886,387	(63,387)
JPMorgan Chase & Co.	EU Euro	468,227	Sell	04/08/16	517,000	532,860	(15,860)
JPMorgan Chase & Co.	Norwegian Krone	16,828,931	Sell	04/08/16	1,956,649	2,033,746	(77,097)
JPMorgan Chase & Co.	Australian Dollar	2,320,285	Sell	04/08/16	1,671,000	1,778,285	(107,285)
JPMorgan Chase & Co.	Chilean Peso	184,927,455	Sell	05/20/16	270,382	274,895	(4,513)
Morgan Stanley	EU Euro	338,024	Sell	04/08/16	382,000	384,684	(2,684)
Morgan Stanley	British Pound	363,580	Sell	04/08/16	523,000	522,197	803
Morgan Stanley	EU Euro	597,589	Sell	04/08/16	667,000	680,079	(13,079)
Morgan Stanley	Swiss Franc	517,908	Sell	04/08/16	528,000	538,715	(10,715)
Morgan Stanley	Canadian Dollar	380,509	Sell	04/08/16	285,000	292,983	(7,983)
Morgan Stanley	EU Euro	356,661	Sell	04/08/16	393,000	405,895	(12,895)
Morgan Stanley	Australian Dollar	594,123	Sell	04/08/16	443,000	455,341	(12,341)
Morgan Stanley	Canadian Dollar	759,873	Sell	04/08/16	572,000	585,083	(13,083)
Morgan Stanley	Canadian Dollar	794,445	Sell	04/08/16	596,000	611,703	(15,703)
Morgan Stanley	British Pound	295,034	Sell	04/08/16	409,000	423,746	(14,746)
Morgan Stanley	Polish Zloty	7,795,071	Sell	05/20/16	2,038,000	2,087,672	(49,672)
Morgan Stanley	South African Rand	23,511,781	Sell	05/20/16	1,516,826	1,577,699	(60,873)
Morgan Stanley	Hungarian Forint	839,080,415	Sell	05/20/16	2,971,580	3,039,142	(67,562)
							$(2,477,705)

At March 31, 2016, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	41	06/08/16	$7,863,065	$213,252
Australia 10-Year Bond	11	06/15/16	1,104,207	7,870
Australia 3-Year Bond	36	06/15/16	3,089,709	4,381
Canada 10-Year Bond	35	06/21/16	3,801,963	(32,397)
CBOE Volatility Index	68	05/18/16	1,198,500	(3,938)
Euro-Bobl 5-Year	173	06/08/16	25,807,968	(39,584)
Euro-Schatz	50	06/08/16	6,360,021	(9,268)
Long Gilt	33	06/28/16	5,745,354	31,780
Short Gilt	28	06/28/16	4,197,225	(4,377)
U.S. Treasury 2-Year Note	169	06/30/16	36,968,750	(16,994)
U.S. Treasury Ultra Long Bond	6	06/21/16	1,035,188	11,985
			$97,171,950	$162,710
Short Contracts
Euro-Bund	(109)	06/08/16	(20,256,802)	(106,658)
Japan 10-Year Bond (TSE)	(4)	06/13/16	(5,377,405)	(4,096)
U.S. Treasury 10-Year Note	(7)	06/21/16	(912,734)	3,513
U.S. Treasury 5-Year Note	(134)	06/30/16	(16,235,984)	(19,452)
U.S. Treasury Long Bond	(30)	06/21/16	(4,933,125)	(71,313)
U.S. Treasury Ultra 10-Year Note	(94)	06/21/16	(13,230,500)	4,593
			$(60,946,550)	$(193,413)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

At March 31, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.960% and pay a floating rate based on the 6-month CAD-BA-CDOR	Chicago Mercantile Exchange	11/21/44	CAD	1,000,000	$161,354	$156,413
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.143%	Chicago Mercantile Exchange	02/04/46	EUR	500,000	(15,749)	(16,114)
Receive a fixed rate equal to 1.045% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	03/30/46	EUR	4,400,000	7,792	8,039
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.123%	Chicago Mercantile Exchange	02/11/19	EUR	200,000	31	34
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to -0.095%	Chicago Mercantile Exchange	02/16/19	EUR	100,000	(76)	(73)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.056%	Chicago Mercantile Exchange	02/10/21	EUR	100,000	(195)	(191)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.027%	Chicago Mercantile Exchange	03/30/21	EUR	19,100,000	5,025	4,869
Receive a fixed rate equal to 0.294% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/10/23	EUR	2,400,000	13,096	12,952
Receive a fixed rate equal to 0.325% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/16/23	EUR	100,000	783	771
Receive a fixed rate equal to 2.899% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	Chicago Mercantile Exchange	08/22/44	GBP	2,000,000	855,983	899,049
Receive a fixed rate equal to 0.387% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/02/31	JPY	7,700,000	207	212
Receive a fixed rate equal to 0.360% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/03/31	JPY	867,000,000	(7,677)	(6,729)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.3725%	Chicago Mercantile Exchange	03/07/31	JPY	350,000,000	(2,352)	(2,687)
Receive a fixed rate equal to 0.623% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/02/36	JPY	6,200,000	1,120	1,124
Receive a fixed rate equal to 0.585% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/03/36	JPY	693,000,000	80,045	81,072
Receive a fixed rate equal to -0.105% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/07/21	JPY	750,000,000	(10,042)	(9,878)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to -0.030%	Chicago Mercantile Exchange	03/02/23	JPY	15,400,000	431	427
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to -0.044%	Chicago Mercantile Exchange	03/03/23	JPY	1,733,000,000	63,390	62,738
Receive a fixed rate equal to -0.020% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/07/23	JPY	750,000,000	(16,960)	(16,774)
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	05/21/24	JPY	1,855,000,000	914,070	899,553
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.119%	Chicago Mercantile Exchange	03/02/26	JPY	10,900,000	354	349
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.103%	Chicago Mercantile Exchange	03/03/26	JPY	1,231,000,000	57,211	56,480
Receive a fixed rate equal to 1.289% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/04/45	JPY	1,015,000,000	1,629,532	1,579,201
Receive a fixed rate equal to 0.558% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/24/45	JPY	1,084,559,370	386,753	362,298
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.443%	Chicago Mercantile Exchange	02/24/45	JPY	468,636,765	(930,273)	(899,050)
Receive a fixed rate equal to 0.704% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/27/16	USD	21,000,000	2,492	2,492
Receive a fixed rate equal to 0.771% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/16	USD	87,000,000	(42,341)	(42,340)
Receive a fixed rate equal to 0.924% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/13/17	USD	16,000,000	30,402	30,402
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.082%	Chicago Mercantile Exchange	08/21/17	USD	15,000,000	(61,289)	(61,289)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.143%	Chicago Mercantile Exchange	08/27/17	USD	40,000,000	(198,155)	(198,155)
Receive a fixed rate equal to 0.900% and pay a floating rated based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/01/18	USD	114,422,000	135,444	135,444
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.760%	Chicago Mercantile Exchange	02/05/18	USD	23,200,000	33,146	33,146
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.788%	Chicago Mercantile Exchange	02/08/18	USD	114,422,000	106,602	106,602

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.747%	Chicago Mercantile Exchange	02/11/18	USD	15,500,000	$26,696	$26,696
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.767%	Chicago Mercantile Exchange	02/12/18	USD	31,100,000	41,649	41,649
Receive a fixed rate equal to 0.744% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/16/18	USD	23,300,000	(41,757)	(41,757)
Receive a fixed rate equal to 0.685% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/16/18	USD	31,100,000	(89,773)	(89,773)
Receive a fixed rate equal to 0.807% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/19/18	USD	22,907,000	(14,802)	(14,802)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.805%	Chicago Mercantile Exchange	02/23/18	USD	23,064,000	16,290	16,290
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.821%	Chicago Mercantile Exchange	02/24/18	USD	46,800,000	19,572	19,572
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.780%	Chicago Mercantile Exchange	02/26/18	USD	30,900,000	37,693	37,693
Receive a fixed rate equal to 0.806% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/01/18	USD	30,900,000	(21,275)	(21,275)
Receive a fixed rate equal to 0.799% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/01/18	USD	23,300,000	(19,282)	(19,282)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.840%	Chicago Mercantile Exchange	03/01/18	USD	30,900,000	1,265	1,265
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.854%	Chicago Mercantile Exchange	03/02/18	USD	30,900,000	(6,476)	(6,476)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.852%	Chicago Mercantile Exchange	03/02/18	USD	77,100,000	(13,217)	(13,217)
Receive a fixed rate equal to 0.869% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/03/18	USD	77,100,000	37,453	37,453
Receive a fixed rate equal to 0.915% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/04/18	USD	40,000,000	54,556	54,556
Receive a fixed rate equal to 0.898% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/07/18	USD	24,000,000	25,138	25,138
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.920%	Chicago Mercantile Exchange	03/10/18	USD	39,900,000	(57,750)	(57,750)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.932%	Chicago Mercantile Exchange	03/10/18	USD	63,900,000	(107,569)	(107,569)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.014%	Chicago Mercantile Exchange	03/15/18	USD	40,100,000	(131,527)	(131,527)
Receive a fixed rate equal to 0.960% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/18/18	USD	32,100,000	71,048	71,048
Receive a fixed rate equal to 0.940% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/18/18	USD	56,300,000	101,728	101,728
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.924%	Chicago Mercantile Exchange	03/22/18	USD	32,100,000	(49,201)	(49,201)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.961%	Chicago Mercantile Exchange	03/30/18	USD	48,100,000	(108,132)	(108,132)
Receive a fixed rate equal to 0.894% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/01/18	USD	64,000,000	56,194	56,194
Receive a fixed rate equal to 1.178% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/15/18	USD	56,100,000	370,211	370,211
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.166%	Chicago Mercantile Exchange	05/20/18	USD	28,000,000	(178,055)	(178,055)
Receive a fixed rate equal to 1.208% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/21/18	USD	16,500,000	119,869	119,869
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.231%	Chicago Mercantile Exchange	05/27/18	USD	32,900,000	(255,212)	(255,212)
Receive a fixed rate equal to 1.224% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/27/18	USD	23,100,000	175,474	175,474
Receive a fixed rate equal to 1.206% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/01/18	USD	16,500,000	118,727	118,727
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.257%	Chicago Mercantile Exchange	06/04/18	USD	16,400,000	(136,423)	(136,423)
Receive a fixed rate equal to 1.323% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/10/18	USD	13,300,000	130,205	130,206
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.347%	Chicago Mercantile Exchange	06/11/18	USD	16,600,000	(171,284)	(171,284)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.374%	Chicago Mercantile Exchange	06/12/18	USD	6,632,000	$(72,348)	$(72,348)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.267%	Chicago Mercantile Exchange	06/19/18	USD	33,725,000	(291,222)	(291,222)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.042%	Chicago Mercantile Exchange	06/19/18	USD	3,700,000	(13,634)	(13,634)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.283%	Chicago Mercantile Exchange	06/26/18	USD	11,600,000	(104,699)	(104,699)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.301%	Chicago Mercantile Exchange	07/03/18	USD	11,600,000	(109,707)	(109,707)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.249%	Chicago Mercantile Exchange	07/06/18	USD	11,600,000	(96,389)	(96,389)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.230%	Chicago Mercantile Exchange	07/14/18	USD	16,800,000	(132,554)	(132,554)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.277%	Chicago Mercantile Exchange	07/15/18	USD	56,300,000	(504,380)	(504,380)
Receive a fixed rate equal to 1.285% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/27/18	USD	108,800,000	997,824	997,824
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.170%	Chicago Mercantile Exchange	01/19/19	USD	27,800,000	(176,867)	(176,867)
Receive a fixed rate equal to 1.743% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/21/19	USD	8,100,000	200,096	200,096
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.7440%	Chicago Mercantile Exchange	08/21/19	USD	32,000,000	(792,110)	(792,110)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.792%	Chicago Mercantile Exchange	08/27/19	USD	8,000,000	(211,202)	(211,202)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	59,452,000	(1,350,809)	(1,350,809)
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	121,260,000	4,175,742	4,175,742
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.882%	Chicago Mercantile Exchange	06/30/20	USD	27,546,000	(898,805)	(898,805)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.690%	Chicago Mercantile Exchange	12/22/20	USD	24,219,000	(596,214)	(596,214)
Receive a fixed rate equal to 1.465% and pay a floating rated based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/19/21	USD	10,600,000	147,418	147,418
Receive a fixed rate equal to 1.255% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/04/21	USD	38,214,000	143,909	143,909
Receive a fixed rate equal to 1.232% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/08/21	USD	24,219,000	62,882	62,882
Receive a fixed rate equal to 1.382% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/17/21	USD	16,300,000	154,156	154,156
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.464%	Chicago Mercantile Exchange	03/18/21	USD	16,300,000	(219,087)	(219,087)
Receive a fixed rate equal to 1.358% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/29/21	USD	16,600,000	136,547	136,547
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.316%	Chicago Mercantile Exchange	03/29/21	USD	16,600,000	(102,410)	(102,410)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.223%	Chicago Mercantile Exchange	05/15/21	USD	12,000,000	(612,568)	(612,568)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.179%	Chicago Mercantile Exchange	07/01/21	USD	45,000,000	(2,216,551)	(2,216,551)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.557%	Chicago Mercantile Exchange	08/21/24	USD	300,000	(24,477)	(24,477)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.507%	Chicago Mercantile Exchange	10/09/24	USD	8,500,000	(661,919)	(661,919)
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	30,878,000	2,160,755	2,160,755
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	64,260,000	(6,345,046)	(6,345,046)
Receive a fixed rate equal to 1.692% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/04/25	USD	10,917,000	102,763	102,763
Receive a fixed rate equal to 2.133% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/20/25	USD	6,000,000	279,826	279,826
Receive a fixed rate equal to 2.528% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/15/25	USD	14,505,000	1,173,888	1,173,888

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.232% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/14/25	USD	7,000,000	$381,063	$381,063
Receive a fixed rate equal to 2.760% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/11/25	USD	13,758,000	396,490	396,490
Receive a fixed rate equal to 2.729% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/16/25	USD	13,763,000	375,763	375,763
Receive a fixed rate equal to 2.719% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/22/25	USD	27,898,000	745,827	745,827
Receive a fixed rate equal to 2.734% and pay a floating rated based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/07/26	USD	16,427,000	445,274	445,274
Receive a fixed rate equal to 2.662% and pay a floating rated based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/08/26	USD	10,947,000	260,473	260,473
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.492%	Chicago Mercantile Exchange	01/15/26	USD	54,895,000	(871,101)	(871,101)
Receive a fixed rate equal to 1.717% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/05/26	USD	5,100,000	29,183	29,183
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.380%	Chicago Mercantile Exchange	02/08/26	USD	27,898,000	(287,974)	(287,974)
Receive a fixed rate equal to 1.661% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/11/26	USD	3,300,000	1,314	1,314
Receive a fixed rate equal to 1.631% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/12/26	USD	6,800,000	(16,426)	(16,426)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.484%	Chicago Mercantile Exchange	02/16/26	USD	6,800,000	110,629	110,629
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.557%	Chicago Mercantile Exchange	02/16/26	USD	4,900,000	46,197	46,198
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.700%	Chicago Mercantile Exchange	02/19/26	USD	4,834,000	(19,003)	(19,003)
Receive a fixed rate equal to 1.622% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/23/26	USD	4,860,000	(16,675)	(16,675)
Receive a fixed rate equal to 1.624% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/24/26	USD	9,900,000	(32,601)	(32,601)
Receive a fixed rate equal to 1.549% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/26/26	USD	6,600,000	(68,371)	(68,371)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.606%	Chicago Mercantile Exchange	03/01/26	USD	6,600,000	33,072	33,072
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.601%	Chicago Mercantile Exchange	03/01/26	USD	5,000,000	27,592	27,592
Receive a fixed rate equal to 1.612% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/01/26	USD	6,600,000	(29,351)	(29,351)
Receive a fixed rate equal to 1.588% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/02/26	USD	16,700,000	(112,663)	(112,663)
Receive a fixed rate equal to 1.593% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/02/26	USD	6,600,000	(41,238)	(41,238)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.658%	Chicago Mercantile Exchange	03/03/26	USD	16,700,000	2,764	2,764
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.719%	Chicago Mercantile Exchange	03/04/26	USD	8,600,000	(47,977)	(47,977)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.727%	Chicago Mercantile Exchange	03/07/26	USD	5,100,000	(31,551)	(31,551)
Receive a fixed rate equal to 1.700% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/10/26	USD	8,500,000	31,254	31,254
Receive a fixed rate equal to 1.712% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/10/26	USD	13,700,000	66,111	66,111
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.795%	Chicago Mercantile Exchange	03/18/26	USD	10,300,000	(128,862)	(128,862)
Receive a fixed rate equal to 1.738% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/22/26	USD	6,800,000	48,207	48,207
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.750%	Chicago Mercantile Exchange	03/29/26	USD	7,000,000	(56,488)	(56,488)
Receive a fixed rate equal to 1.789% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/29/26	USD	7,000,000	82,922	82,922
Receive a fixed rate equal to 1.732% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/30/26	USD	10,300,000	65,739	65,739
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.714%	Chicago Mercantile Exchange	04/01/26	USD	13,700,000	(63,119)	(63,119)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.699% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/01/26	USD	6,800,000	$22,381	$22,381
Receive a fixed rate equal to 1.722% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/01/26	USD	11,900,000	64,176	64,176
Receive a fixed rate equal to 3.057% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/44	USD	1,400,000	286,519	286,519
					$(895,455)	$(915,220)

At March 31, 2016, the following over-the-counter written options were outstanding for Voya Global Bond Portfolio:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
12,100,000	Societe Generale	Put JPY vs. Call USD	114.500	USD	04/27/16	$40,758	$(47,463)
12,100,000	Bank of America	Put USD vs. Call EUR	1.150	USD	04/27/16	43,192	(65,532)
23,900,000	Societe Generale	Put USD vs. Call EUR	1.140	USD	04/14/16	60,547	(147,548)
12,732,000	Bank of America	Put USD vs. Call JPY	110.120	USD	04/06/16	60,477	(4,552)
		Total Written OTC Options				$204,974	$(265,095)

At March 31, 2016, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Goldman Sachs & Co.	6-month EUR-EURIBOR-Reuters	Pay	1.020%	04/20/16	EUR	318,500,000	$160,202	$(101,427)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.840%	09/16/16	USD	79,600,000	1,699,460	(1,172,485)
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	1.888%	09/14/16	USD	79,400,000	1,745,634	(1,012,462)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	0.845%	05/12/16	USD	231,800,000	291,199	(95,106)
Call OTC Swaption	Goldman Sachs & Co.	6-month EUR-EURIBOR-Reuters	Receive	1.020%	04/20/16	EUR	318,500,000	160,202	(184,462)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	0.940%	05/02/16	USD	231,600,000	254,760	(368,473)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.840%	09/16/16	USD	79,600,000	1,699,460	(1,999,022)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	0.970%	03/12/17	USD	222,400,000	1,556,800	(1,513,862)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.888%	09/14/16	USD	79,400,000	1,745,635	(2,200,812)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	0.845%	05/12/16	USD	231,800,000	291,199	(224,201)
				Total Written Swaptions				$9,604,551	$(8,872,312)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Purchased Options	$65,692
Interest rate contracts	Purchased Options	7,869,340
Foreign exchange contracts	Forward foreign currency contracts	3,728,312
Interest rate contracts	Futures contracts	277,374
Interest rate contracts	Interest rate swaps	19,096,193
Total Asset Derivatives		$31,036,911

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$2,714,597
Interest rate contracts	Futures contracts	304,139
Equity contracts	Futures contracts	3,938
Interest rate contracts	Interest rate swaps	20,011,413
Foreign exchange contracts	Written options	265,095
Interest rate contracts	Written options	8,872,312
Total Liability Derivatives		$32,171,494

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2016:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Societe Generale	Totals
Assets:
Purchased options	$23,300	$-	$-	$-	$3,326,147	$1,209,086	$-	$3,334,107	$-	$42,392	$7,935,032
Forward foreign currency contracts	-	783,551	-	15,290	246,587	98,341	-	650,085	1,934,458	-	3,728,312
Total Assets	$23,300	$783,551	$-	$15,290	$3,572,734	$1,307,427	$-	$3,984,192	$1,934,458	$42,392	$11,663,344

Liabilities:
Forward foreign currency contracts	$-	$706,972	$76,317	$63,354	$487,364	$37,156	$73,391	$760,415	$509,628	$-	$2,714,597
Written options	70,084	368,473	-	-	3,171,507	1,799,751	-	3,213,274	319,307	195,011	9,137,407
Total Liabilities	$70,084	$1,075,445	$76,317	$63,354	$3,658,871	$1,836,907	$73,391	$3,973,689	$828,935	$195,011	$11,852,004

Net OTC derivative instruments by counterparty, at fair value	$(46,784)	$(291,894)	$(76,317)	$(48,064)	$(86,137)	$(529,480)	$(73,391)	$10,503	$1,105,523	$(152,619)	$(188,660)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$650,000	$-	$-	$-	$-	$-	$-	$(830,000)	$-	$(180,000)

Net Exposure(1)	$(46,784)	$358,106	$(76,317)	$(48,064)	$(86,137)	$(529,480)	$(73,391)	$10,503	$275,523	$(152,619)	$(368,660)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.0%
29,206	iShares Barclays 20+ Year Treasury Bond Fund	$3,814,596	1.0
34,857	iShares iBoxx $ High Yield Corporate Bond Fund	2,847,468	0.8
48,984	iShares U.S. Real Estate ETF	3,813,894	1.0
334,926	PowerShares Senior Loan Portfolio	7,602,820	2.0
581,932	SPDR Barclays Capital High Yield Bond ETF	19,931,171	5.2
91,117	SPDR Dow Jones International Real Estate ETF	3,777,711	1.0
36,791	SPDR Trust Series 1	7,562,758	2.0

	Total Exchange-Traded Funds
	(Cost $53,596,493)	49,350,418	13.0

MUTUAL FUNDS: 86.8%
	Affiliated Investment Companies: 85.8%
405,375	Voya Emerging Markets Index Portfolio - Class I	3,794,313	1.0
2,571,044	Voya International Index Portfolio - Class I	22,522,344	5.9
726,193	Voya RussellTM Mid Cap Index Portfolio - Class I	11,379,450	3.0
19,601,507	Voya U.S. Bond Index Portfolio - Class I	212,480,333	56.0
5,594,598	Voya U.S. Stock Index Portfolio - Class I	75,583,016	19.9
		325,759,456	85.8

	Unaffiliated Investment Companies: 1.0%
833,271	@ Credit Suisse Commodity Return Strategy Fund - Class I	3,783,049	1.0

	Total Mutual Funds
	(Cost $333,511,212)	329,542,505	86.8

	Total Investments in Securities (Cost $387,107,705)	$378,892,923	99.8
	Assets in Excess of Other Liabilities	827,834	0.2
	Net Assets	$379,720,757	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $394,797,901.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,115,997
Gross Unrealized Depreciation	(19,020,975)

Net Unrealized Depreciation	$(15,904,978)

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$49,350,418	$–	$–	$49,350,418
Mutual Funds	329,542,505	–	–	329,542,505
Total Investments, at fair value	$378,892,923	$–	$–	$378,892,923
Liabilities Table
Other Financial Instruments+
Futures	$(120,968)	$–	$–	$(120,968)
Total Liabilities	$(120,968)	$–	$–	$(120,968)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$3,655,900	$482,068	$(766,808)	$423,153	$3,794,313	$-	$(176,183)	$-
Voya International Index Portfolio - Class I	22,644,680	2,070,814	(1,626,522)	(566,628)	22,522,344	-	(48,835)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	11,382,412	1,111,391	(1,446,998)	332,645	11,379,450	-	(28,181)	-
Voya U.S. Bond Index Portfolio - Class I	214,202,917	21,872,958	(30,702,941)	7,107,399	212,480,333	-	(836,658)	-
Voya U.S. Stock Index Portfolio - Class I	75,397,570	10,865,220	(13,150,572)	2,470,798	75,583,016	-	(1,686,132)	-
	$327,283,479	$36,402,451	$(47,693,841)	$9,767,367	$325,759,456	$-	$(2,775,989)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2016, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	29	06/21/16	$3,781,328	$(6,556)
			$3,781,328	$(6,556)
Short Contracts
S&P Mid 400 E-Mini	(26)	06/17/16	(3,747,120)	(114,412)
			$(3,747,120)	$(114,412)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$6,556
Equity contracts	Futures contracts	114,412
Total Liability Derivatives		$120,968

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.8%
1,970	iShares iBoxx $ High Yield Corporate Bond Fund	$160,929	0.7
2,769	iShares U.S. Real Estate ETF	215,594	1.0
18,934	PowerShares Senior Loan Portfolio	429,802	2.0
32,903	SPDR Barclays Capital High Yield Bond ETF	1,126,928	5.2
5,151	SPDR Dow Jones International Real Estate ETF	213,560	1.0
4,160	SPDR Trust Series 1	855,130	3.9

	Total Exchange-Traded Funds
	(Cost $2,955,340)	3,001,943	13.8

MUTUAL FUNDS: 86.1%
	Affiliated Investment Companies: 85.1%
46,565	Voya Emerging Markets Index Portfolio - Class I	435,846	2.0
295,849	Voya International Index Portfolio - Class I	2,591,633	11.9
41,707	Voya RussellTM Mid Cap Index Portfolio - Class I	653,545	3.0
31,065	Voya RussellTM Small Cap Index Portfolio - Class I	436,465	2.0
807,720	Voya U.S. Bond Index Portfolio - Class I	8,755,682	40.2
418,509	Voya U.S. Stock Index Portfolio - Class I	5,654,060	26.0
		18,527,231	85.1

	Unaffiliated Investment Companies: 1.0%
47,122	@ Credit Suisse Commodity Return Strategy Fund - Class I	213,935	1.0

	Total Mutual Funds
	(Cost $18,247,698)	18,741,166	86.1

	Total Investments in Securities (Cost $21,203,038)	$21,743,109	99.9
	Assets in Excess of Other Liabilities	24,456	0.1
	Net Assets	$21,767,565	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $21,285,498.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$543,349
Gross Unrealized Depreciation	(85,738)

Net Unrealized Appreciation	$457,611

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,001,943	$–	$–	$3,001,943
Mutual Funds	18,741,166	–	–	18,741,166
Total Investments, at fair value	$21,743,109	$–	$–	$21,743,109

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$172,425	$274,193	$(48,726)	$37,954	$435,846	$-	$(138)	$-
Voya International Index Portfolio - Class I	1,017,291	1,743,385	(219,134)	50,091	2,591,633	-	(8,647)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	342,985	426,024	(155,366)	39,902	653,545	-	(11,375)	-
Voya RussellTM Small Cap Index Portfolio - Class I	168,249	284,168	(36,993)	21,041	436,465	-	(2,036)	-
Voya U.S. Bond Index Portfolio - Class I	3,372,768	7,193,608	(1,971,454)	160,760	8,755,682	-	9,309	-
Voya U.S. Stock Index Portfolio - Class I	2,239,848	4,107,198	(965,564)	272,578	5,654,060	-	(32,209)	-
	$7,313,566	$14,028,576	$(3,397,237)	$582,326	$18,527,231	$-	$(45,096)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.0%
45,114	iShares iBoxx $ High Yield Corporate Bond Fund	$3,685,363	0.7
63,453	iShares U.S. Real Estate ETF	4,940,450	1.0
433,499	PowerShares Senior Loan Portfolio	9,840,427	2.0
753,300	SPDR Barclays Capital High Yield Bond ETF	25,800,525	5.3
117,933	SPDR Dow Jones International Real Estate ETF	4,889,502	1.0
95,239	SPDR Trust Series 1	19,577,329	4.0

	Total Exchange-Traded Funds
	(Cost $73,831,600)	68,733,596	14.0

MUTUAL FUNDS: 85.9%
	Affiliated Investment Companies: 84.9%
1,576,989	Voya Emerging Markets Index Portfolio - Class I	14,760,620	3.0
8,339,183	Voya International Index Portfolio - Class I	73,051,240	14.9
2,197,263	Voya RussellTM Mid Cap Index Portfolio - Class I	34,431,106	7.0
1,052,047	Voya RussellTM Small Cap Index Portfolio - Class I	14,781,258	3.0
12,714,929	Voya U.S. Bond Index Portfolio - Class I	137,829,826	28.1
10,521,337	Voya U.S. Stock Index Portfolio - Class I	142,143,257	28.9
		416,997,307	84.9

	Unaffiliated Investment Companies: 1.0%
1,078,620	@ Credit Suisse Commodity Return Strategy Fund - Class I	4,896,937	1.0

	Total Mutual Funds
	(Cost $433,572,335)	421,894,244	85.9

	Total Investments in Securities (Cost $507,403,935)	$490,627,840	99.9
	Assets in Excess of Other Liabilities	697,207	0.1
	Net Assets	$491,325,047	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $512,267,396.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,571,123
Gross Unrealized Depreciation	(24,210,679)

Net Unrealized Depreciation	$(21,639,556)

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$68,733,596	$–	$–	$68,733,596
Mutual Funds	421,894,244	–	–	421,894,244
Total Investments, at fair value	$490,627,840	$–	$–	$490,627,840
Liabilities Table
Other Financial Instruments+
Futures	$(157,322)	$–	$–	$(157,322)
Total Liabilities	$(157,322)	$–	$–	$(157,322)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,924,282	$1,713,592	$(2,341,258)	$1,464,004	$14,760,620	$-	$(531,002)	$-
Voya International Index Portfolio - Class I	71,708,609	6,196,245	(2,354,066)	(2,499,548)	73,051,240	-	582,536	-
Voya RussellTM Mid Cap Index Portfolio - Class I	33,054,103	3,865,521	(3,135,607)	647,089	34,431,106	-	281,137	-
Voya RussellTM Small Cap Index Portfolio - Class I	14,403,666	1,684,047	(1,085,923)	(220,532)	14,781,258	-	113,157	-
Voya U.S. Bond Index Portfolio - Class I	134,538,253	28,194,952	(28,832,541)	3,929,162	137,829,826	-	18,313	-
Voya U.S. Stock Index Portfolio - Class I	138,647,008	12,444,413	(11,279,043)	2,330,879	142,143,257	-	(150,700)	-
	$406,275,921	$54,098,770	$(49,028,438)	$5,651,054	$416,997,307	$-	$313,441	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2016, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	38	06/21/16	$4,954,844	$(7,706)
			$4,954,844	$(7,706)
Short Contracts
S&P Mid 400 E-Mini	(34)	06/17/16	(4,900,080)	(149,616)
			$(4,900,080)	$(149,616)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$7,706
Equity contracts	Futures contracts	149,616
Total Liability Derivatives		$157,322

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.0%
360	iShares iBoxx $ High Yield Corporate Bond Fund	$29,408	0.3
2,279	iShares U.S. Real Estate ETF	177,443	1.5
10,387	PowerShares Senior Loan Portfolio	235,785	2.0
12,892	SPDR Barclays Capital High Yield Bond ETF	441,551	3.7
4,239	SPDR Dow Jones International Real Estate ETF	175,749	1.5
2,282	SPDR Trust Series 1	469,088	4.0

	Total Exchange-Traded Funds
	(Cost $1,501,921)	1,529,024	13.0

MUTUAL FUNDS: 86.9%
	Affiliated Investment Companies: 85.9%
50,437	Voya Emerging Markets Index Portfolio - Class I	472,093	4.0
246,767	Voya International Index Portfolio - Class I	2,161,682	18.4
41,417	Voya RussellTM Mid Cap Index Portfolio - Class I	649,002	5.5
25,238	Voya RussellTM Small Cap Index Portfolio - Class I	354,599	3.0
228,936	Voya U.S. Bond Index Portfolio - Class I	2,481,671	21.1
295,981	Voya U.S. Stock Index Portfolio - Class I	3,998,705	33.9
		10,117,752	85.9

	Unaffiliated Investment Companies: 1.0%
25,847	@ Credit Suisse Commodity Return Strategy Fund - Class I	117,344	1.0

	Total Mutual Funds
	(Cost $9,965,849)	10,235,096	86.9

	Total Investments in Securities (Cost $11,467,770)	$11,764,120	99.9
	Assets in Excess of Other Liabilities	15,206	0.1
	Net Assets	$11,779,326	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $11,536,508.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$300,105
Gross Unrealized Depreciation	(72,493)

Net Unrealized Appreciation	$227,612

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,529,024	$–	$–	$1,529,024
Mutual Funds	10,235,096	–	–	10,235,096
Total Investments, at fair value	$11,764,120	$–	$–	$11,764,120

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$209,130	$268,892	$(46,983)	$41,054	$472,093	$-	$(1,444)	$-
Voya International Index Portfolio - Class I	956,738	1,316,649	(134,244)	22,539	2,161,682	-	(4,939)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	386,443	412,621	(189,408)	39,346	649,002	-	(17,250)	-
Voya RussellTM Small Cap Index Portfolio - Class I	154,091	210,635	(23,097)	12,970	354,599	-	(1,116)	-
Voya U.S. Bond Index Portfolio - Class I	999,397	2,220,674	(789,853)	51,453	2,481,671	-	3,376	-
Voya U.S. Stock Index Portfolio - Class I	1,768,409	2,630,317	(574,454)	174,433	3,998,705	-	(25,788)	-
	$4,474,208	$7,059,788	$(1,758,039)	$341,795	$10,117,752	$-	$(47,161)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.0%
12,543	iShares iBoxx $ High Yield Corporate Bond Fund	$1,024,638	0.3
79,282	iShares U.S. Real Estate ETF	6,172,896	1.5
361,569	PowerShares Senior Loan Portfolio	8,207,616	2.0
448,789	SPDR Barclays Capital High Yield Bond ETF	15,371,023	3.7
147,547	SPDR Dow Jones International Real Estate ETF	6,117,299	1.5
79,436	SPDR Trust Series 1	16,328,864	4.0

	Total Exchange-Traded Funds
	(Cost $56,137,612)	53,222,336	13.0

MUTUAL FUNDS: 86.7%
	Affiliated Investment Companies: 85.7%
1,754,016	Voya Emerging Markets Index Portfolio - Class I	16,417,591	4.0
8,580,523	Voya International Index Portfolio - Class I	75,165,381	18.3
2,225,723	Voya RussellTM Mid Cap Index Portfolio - Class I	34,877,081	8.5
1,170,127	Voya RussellTM Small Cap Index Portfolio - Class I	16,440,280	4.0
4,168,075	Voya U.S. Bond Index Portfolio - Class I	45,181,928	11.0
12,106,725	Voya U.S. Stock Index Portfolio - Class I	163,561,854	39.9
		351,644,115	85.7

	Unaffiliated Investment Companies: 1.0%
899,684	@ Credit Suisse Commodity Return Strategy Fund - Class I	4,084,568	1.0

	Total Mutual Funds
	(Cost $372,224,215)	355,728,683	86.7

	Total Investments in Securities (Cost $428,361,827)	$408,951,019	99.7
	Assets in Excess of Other Liabilities	1,034,372	0.3
	Net Assets	$409,985,391	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $430,372,507.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,294,471
Gross Unrealized Depreciation	(22,715,959)

Net Unrealized Depreciation	$(21,421,488)

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$53,222,336	$–	$–	$53,222,336
Mutual Funds	355,728,683	–	–	355,728,683
Total Investments, at fair value	$408,951,019	$–	$–	$408,951,019
Liabilities Table
Other Financial Instruments+
Futures	$(259,089)	$–	$–	$(259,089)
Total Liabilities	$(259,089)	$–	$–	$(259,089)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$15,492,406	$1,759,361	$(2,211,667)	$1,377,491	$16,417,591	$-	$(374,375)	$-
Voya International Index Portfolio - Class I	73,646,576	6,635,023	(2,532,190)	(2,584,028)	75,165,381	-	594,503	-
Voya RussellTM Mid Cap Index Portfolio - Class I	33,932,811	2,949,629	(2,572,769)	567,410	34,877,081	-	275,198	-
Voya RussellTM Small Cap Index Portfolio - Class I	15,995,118	1,753,586	(1,060,702)	(247,722)	16,440,280	-	104,486	-
Voya U.S. Bond Index Portfolio - Class I	43,428,897	17,959,284	(17,567,117)	1,360,864	45,181,928	-	(84,059)	-
Voya U.S. Stock Index Portfolio - Class I	159,099,195	13,304,249	(11,499,450)	2,657,860	163,561,854	-	(385,819)	-
	$341,595,003	$44,361,132	$(37,443,895)	$3,131,875	$351,644,115	$-	$129,934	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2016, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	63	06/21/16	$8,214,610	$(12,598)
			$8,214,610	$(12,598)
Short Contracts
S&P Mid 400 E-Mini	(57)	06/17/16	(8,214,840)	(246,491)
			$(8,214,840)	$(246,491)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$12,598
Equity contracts	Futures contracts	246,491
Total Liability Derivatives		$259,089

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.0%
1,468	iShares U.S. Real Estate ETF	$114,298	1.5
6,690	PowerShares Senior Loan Portfolio	151,863	2.0
2,214	SPDR Barclays Capital High Yield Bond ETF	75,830	1.0
2,730	SPDR Dow Jones International Real Estate ETF	113,186	1.5
1,470	SPDR Trust Series 1	302,173	4.0

	Total Exchange-Traded Funds
	(Cost $736,697)	757,350	10.0

MUTUAL FUNDS: 89.9%
	Affiliated Investment Companies: 88.9%
40,723	Voya Emerging Markets Index Portfolio - Class I	381,163	5.0
168,023	Voya International Index Portfolio - Class I	1,471,883	19.4
31,613	Voya RussellTM Mid Cap Index Portfolio - Class I	495,382	6.5
21,734	Voya RussellTM Small Cap Index Portfolio - Class I	305,360	4.0
77,575	Voya U.S. Bond Index Portfolio - Class I	840,913	11.0
241,817	Voya U.S. Stock Index Portfolio - Class I	3,266,942	43.0
		6,761,643	88.9

	Unaffiliated Investment Companies: 1.0%
16,650	@ Credit Suisse Commodity Return Strategy Fund - Class I	75,593	1.0

	Total Mutual Funds
	(Cost $6,578,938)	6,837,236	89.9

	Total Investments in Securities (Cost $7,315,635)	$7,594,586	99.9
	Assets in Excess of Other Liabilities	5,474	0.1
	Net Assets	$7,600,060	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $7,371,795.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$279,417
Gross Unrealized Depreciation	(56,626)

Net Unrealized Appreciation	$222,791

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$757,350	$–	$–	$757,350
Mutual Funds	6,837,236	–	–	6,837,236
Total Investments, at fair value	$7,594,586	$–	$–	$7,594,586

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$147,682	$239,189	$(44,021)	$38,313	$381,163	$-	$(2,309)	$-
Voya International Index Portfolio - Class I	569,378	961,356	(86,355)	27,504	1,471,883	-	(4,631)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	247,925	340,744	(127,623)	34,336	495,382	-	(10,742)	-
Voya RussellTM Small Cap Index Portfolio - Class I	116,357	196,105	(21,638)	14,536	305,360	-	(1,106)	-
Voya U.S. Bond Index Portfolio - Class I	262,501	948,985	(383,797)	13,224	840,913	-	4,356	-
Voya U.S. Stock Index Portfolio - Class I	1,246,336	2,319,647	(478,272)	179,231	3,266,942	-	(27,007)	-
	$2,590,179	$5,006,026	$(1,141,706)	$307,144	$6,761,643	$-	$(41,439)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.0%
20,413	iShares Barclays 20+ Year Treasury Bond Fund	$2,666,142	1.0
51,305	iShares U.S. Real Estate ETF	3,994,607	1.5
233,864	PowerShares Senior Loan Portfolio	5,308,713	2.0
95,529	SPDR Dow Jones International Real Estate ETF	3,960,632	1.5
51,380	SPDR Trust Series 1	10,561,673	4.0

	Total Exchange-Traded Funds
	(Cost $26,645,945)	26,491,767	10.0

MUTUAL FUNDS: 89.7%
	Affiliated Investment Companies: 88.7%
1,702,877	Voya Emerging Markets Index Portfolio - Class I	15,938,933	6.0
6,154,829	Voya International Index Portfolio - Class I	53,916,298	20.3
1,779,523	Voya RussellTM Mid Cap Index Portfolio - Class I	27,885,129	10.5
757,343	Voya RussellTM Small Cap Index Portfolio - Class I	10,640,662	4.0
982,256	Voya U.S. Bond Index Portfolio - Class I	10,647,652	4.0
8,620,154	Voya U.S. Stock Index Portfolio - Class I	116,458,283	43.9
		235,486,957	88.7

	Unaffiliated Investment Companies: 1.0%
581,931	@ Credit Suisse Commodity Return Strategy Fund - Class I	2,641,968	1.0

	Total Mutual Funds
	(Cost $250,903,782)	238,128,925	89.7

	Total Investments in Securities (Cost $277,549,727)	$264,620,692	99.7
	Assets in Excess of Other Liabilities	696,954	0.3
	Net Assets	$265,317,646	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $279,142,188.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$348,311
Gross Unrealized Depreciation	(14,869,807)

Net Unrealized Depreciation	$(14,521,496)

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,491,767	$–	$–	$26,491,767
Mutual Funds	238,128,925	–	–	238,128,925
Total Investments, at fair value	$264,620,692	$–	$–	$264,620,692
Liabilities Table
Other Financial Instruments+
Futures	$(166,396)	$–	$–	$(166,396)
Total Liabilities	$(166,396)	$–	$–	$(166,396)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$15,045,258	$1,597,668	$(2,059,222)	$1,355,229	$15,938,933	$-	$(407,707)	$-
Voya International Index Portfolio - Class I	52,951,756	4,630,438	(1,822,642)	(1,843,254)	53,916,298	-	382,263	-
Voya RussellTM Mid Cap Index Portfolio - Class I	27,158,102	2,144,523	(1,855,627)	438,131	27,885,129	-	207,631	-
Voya RussellTM Small Cap Index Portfolio - Class I	10,369,280	1,048,580	(616,137)	(161,061)	10,640,662	-	59,810	-
Voya U.S. Bond Index Portfolio - Class I	10,241,070	9,314,074	(9,186,417)	278,925	10,647,652	-	17,178	-
Voya U.S. Stock Index Portfolio - Class I	113,792,246	8,051,395	(7,130,866)	1,745,508	116,458,283	-	(235,483)	-
	$229,557,712	$26,786,678	$(22,670,911)	$1,813,478	$235,486,957	$-	$23,692	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2016, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	41	06/21/16	$5,346,016	$(7,915)
			$5,346,016	$(7,915)
Short Contracts
S&P Mid 400 E-Mini	(37)	06/17/16	(5,332,440)	(158,481)
			$(5,332,440)	$(158,481)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$7,915
Equity contracts	Futures contracts	158,481
Total Liability Derivatives		$166,396

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.0%
334	iShares Barclays 20+ Year Treasury Bond Fund	$43,624	1.0
840	iShares U.S. Real Estate ETF	65,402	1.5
3,830	PowerShares Senior Loan Portfolio	86,941	2.0
1,563	SPDR Dow Jones International Real Estate ETF	64,802	1.5
841	SPDR Trust Series 1	172,876	4.0

	Total Exchange-Traded Funds
	(Cost $420,635)	433,645	10.0

MUTUAL FUNDS: 89.9%
	Affiliated Investment Companies: 88.9%
28,047	Voya Emerging Markets Index Portfolio - Class I	262,520	6.0
101,384	Voya International Index Portfolio - Class I	888,126	20.3
23,727	Voya RussellTM Mid Cap Index Portfolio - Class I	371,809	8.5
12,475	Voya RussellTM Small Cap Index Portfolio - Class I	175,268	4.0
24,407	Voya U.S. Bond Index Portfolio - Class I	264,569	6.1
142,081	Voya U.S. Stock Index Portfolio - Class I	1,919,511	44.0
		3,881,803	88.9

	Unaffiliated Investment Companies: 1.0%
9,531	@ Credit Suisse Commodity Return Strategy Fund - Class I	43,270	1.0

	Total Mutual Funds
	(Cost $3,792,526)	3,925,073	89.9

	Total Investments in Securities (Cost $4,213,161)	$4,358,718	99.9
	Assets in Excess of Other Liabilities	5,574	0.1
	Net Assets	$4,364,292	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $4,242,372.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$145,913
Gross Unrealized Depreciation	(29,567)

Net Unrealized Appreciation	$116,346

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$433,645	$–	$–	$433,645
Mutual Funds	3,925,073	–	–	3,925,073
Total Investments, at fair value	$4,358,718	$–	$–	$4,358,718

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$107,827	$151,743	$(20,295)	$23,245	$262,520	$-	$(1,206)	$-
Voya International Index Portfolio - Class I	372,048	561,299	(59,837)	14,616	888,126	-	(3,679)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	190,491	221,618	(62,840)	22,540	371,809	-	(5,614)	-
Voya RussellTM Small Cap Index Portfolio - Class I	72,128	103,249	(7,689)	7,580	175,268	-	(273)	-
Voya U.S. Bond Index Portfolio - Class I	73,022	373,415	(185,470)	3,602	264,569	-	2,041	-
Voya U.S. Stock Index Portfolio - Class I	795,906	1,237,343	(205,540)	91,802	1,919,511	-	(11,558)	-
	$1,611,422	$2,648,667	$(541,671)	$163,385	$3,881,803	$-	$(20,289)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.0%
5,920	iShares Barclays 20+ Year Treasury Bond Fund	$773,211	1.0
14,878	iShares U.S. Real Estate ETF	1,158,401	1.5
27,611	SPDR Dow Jones International Real Estate ETF	1,144,752	1.5
14,900	SPDR Trust Series 1	3,062,844	4.0

	Total Exchange-Traded Funds
	(Cost $6,069,366)	6,139,208	8.0

MUTUAL FUNDS: 91.8%
	Affiliated Investment Companies: 90.8%
494,364	Voya Emerging Markets Index Portfolio - Class I	4,627,247	6.0
1,917,509	Voya International Index Portfolio - Class I	16,797,375	21.8
516,614	Voya RussellTM Mid Cap Index Portfolio - Class I	8,095,337	10.5
219,863	Voya RussellTM Small Cap Index Portfolio - Class I	3,089,079	4.0
285,436	Voya U.S. Bond Index Portfolio - Class I	3,094,126	4.0
2,531,178	Voya U.S. Stock Index Portfolio - Class I	34,196,212	44.5
		69,899,376	90.8

	Unaffiliated Investment Companies: 1.0%
168,772	@ Credit Suisse Commodity Return Strategy Fund - Class I	766,225	1.0

	Total Mutual Funds
	(Cost $75,131,374)	70,665,601	91.8

	Total Investments in Securities (Cost $81,200,740)	$76,804,809	99.8
	Assets in Excess of Other Liabilities	129,105	0.2
	Net Assets	$76,933,914	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $81,887,639.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$106,509
Gross Unrealized Depreciation	(5,189,339)

Net Unrealized Depreciation	$(5,082,830)

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,139,208	$–	$–	$6,139,208
Mutual Funds	70,665,601	–	–	70,665,601
Total Investments, at fair value	$76,804,809	$–	$–	$76,804,809
Liabilities Table
Other Financial Instruments+
Futures	$(46,311)	$–	$–	$(46,311)
Total Liabilities	$(46,311)	$–	$–	$(46,311)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$4,179,532	$602,175	$(531,708)	$377,248	$4,627,247	$-	$(92,886)	$-
Voya International Index Portfolio - Class I	15,796,359	2,669,044	(1,245,583)	(422,445)	16,797,375	-	(24,400)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	7,556,062	863,882	(545,374)	220,767	8,095,337	-	(15,606)	-
Voya RussellTM Small Cap Index Portfolio - Class I	2,881,956	396,592	(175,122)	(14,347)	3,089,079	-	(4,189)	-
Voya U.S. Bond Index Portfolio - Class I	2,920,551	3,528,312	(3,432,944)	78,207	3,094,126	-	13,052	-
Voya U.S. Stock Index Portfolio - Class I	32,116,444	3,366,809	(1,983,898)	696,857	34,196,212	-	(192,641)	-
	$65,450,904	$11,426,814	$(7,914,629)	$936,287	$69,899,376	$-	$(316,670)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2016, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	12	06/21/16	$1,564,688	$(2,241)
			$1,564,688	$(2,241)
Short Contracts
S&P Mid 400 E-Mini	(11)	06/17/16	(1,585,320)	(44,070)
			$(1,585,320)	$(44,070)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$2,241
Equity contracts	Futures contracts	44,070
Total Liability Derivatives		$46,311

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.0%
93	iShares Barclays 20+ Year Treasury Bond Fund	$12,147	1.0
233	iShares U.S. Real Estate ETF	18,141	1.5
434	SPDR Dow Jones International Real Estate ETF	17,994	1.5
234	SPDR Trust Series 1	48,101	4.0

	Total Exchange-Traded Funds
	(Cost $92,812)	96,383	8.0

MUTUAL FUNDS: 91.9%
	Affiliated Investment Companies: 90.9%
7,756	Voya Emerging Markets Index Portfolio - Class I	72,594	6.0
30,078	Voya International Index Portfolio - Class I	263,483	21.9
6,561	Voya RussellTM Mid Cap Index Portfolio - Class I	102,812	8.5
3,449	Voya RussellTM Small Cap Index Portfolio - Class I	48,462	4.0
6,716	Voya U.S. Bond Index Portfolio - Class I	72,807	6.0
39,712	Voya U.S. Stock Index Portfolio - Class I	536,515	44.5
		1,096,673	90.9

	Unaffiliated Investment Companies: 1.0%
2,646	@ Credit Suisse Commodity Return Strategy Fund - Class I	12,014	1.0

	Total Mutual Funds
	(Cost $1,054,883)	1,108,687	91.9

	Total Investments in Securities (Cost $1,147,695)	$1,205,070	99.9
	Assets in Excess of Other Liabilities	1,571	0.1
	Net Assets	$1,206,641	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,164,931.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$40,139
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$40,139

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$96,383	$–	$–	$96,383
Mutual Funds	1,108,687	–	–	1,108,687
Total Investments, at fair value	$1,205,070	$–	$–	$1,205,070

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$23,730	$51,350	$(10,702)	$8,216	$72,594	$-	$(843)	$-
Voya International Index Portfolio - Class I	87,393	202,005	(32,850)	6,935	263,483	-	(2,720)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	41,640	81,196	(27,911)	7,887	102,812	-	(2,345)	-
Voya RussellTM Small Cap Index Portfolio - Class I	15,667	35,088	(5,010)	2,717	48,462	-	(436)	-
Voya U.S. Bond Index Portfolio - Class I	15,831	113,507	(57,409)	878	72,807	-	638	-
Voya U.S. Stock Index Portfolio - Class I	174,671	436,923	(108,902)	33,823	536,515	-	(7,823)	-
	$358,932	$920,069	$(242,784)	$60,456	$1,096,673	$-	$(13,529)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.5%
1,553	iShares Russell 1000 Value Index Fund	$153,452	2.5
895	SPDR Trust Series 1	183,976	3.0

	Total Exchange-Traded Funds
	(Cost $337,818)	337,428	5.5

MUTUAL FUNDS: 94.4%
	Affiliated Investment Companies: 93.4%
51,153	Voya International Core Fund - Class I	454,754	7.4
13,859	Voya International Index Portfolio - Class I	121,402	2.0
24,111	Voya Large Cap Growth Portfolio - Class I	457,627	7.5
39,585	Voya Large Cap Value Fund - Class R6	456,415	7.5
20,032	Voya MidCap Opportunities Portfolio - Class I	260,412	4.3
33,912	Voya Multi-Manager Emerging Markets Equity Fund - Class I	305,885	5.0
56,591	Voya Multi-Manager International Equity Fund - Class I	576,662	9.4
41,959	Voya Multi-Manager Large Cap Core Portfolio - Class I	610,502	10.0
42,191	Voya Multi-Manager Mid Cap Value Fund - Class I	428,240	7.0
6,236	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	168,623	2.8
12,291	Voya Small Company Portfolio - Class I	245,092	4.0
11,251	Voya U.S. Bond Index Portfolio - Class I	121,959	2.0
45,166	Voya U.S. Stock Index Portfolio - Class I	610,186	10.0
3,283	VY® Clarion Real Estate Portfolio - Class I	123,233	2.0
20,502	VY® Invesco Comstock Portfolio - Class I	305,886	5.0
5,615	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	457,889	7.5
		5,704,767	93.4

	Unaffiliated Investment Companies: 1.0%
13,521	@ Credit Suisse Commodity Return Strategy Fund - Class I	61,383	1.0

	Total Mutual Funds
	(Cost $6,137,067)	5,766,150	94.4

	Total Investments in Securities (Cost $6,474,885)	$6,103,578	99.9
	Assets in Excess of Other Liabilities	6,584	0.1
	Net Assets	$6,110,162	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $6,765,546.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$11,037
Gross Unrealized Depreciation	(673,005)

Net Unrealized Depreciation	$(661,968)

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$337,428	$–	$–	$337,428
Mutual Funds	5,766,150	–	–	5,766,150
Total Investments, at fair value	$6,103,578	$–	$–	$6,103,578

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya International Core Fund - Class I	$382,279	$93,783	$(16,959)	$(4,349)	$454,754	$-	$(4,076)	$-
Voya International Index Portfolio - Class I	101,366	26,746	(4,286)	(2,424)	121,402	-	(446)	-
Voya Large Cap Growth Portfolio - Class I	388,031	93,363	(21,049)	(2,718)	457,627	-	(1,011)	-
Voya Large Cap Value Fund - Class R6	384,891	119,008	(51,198)	3,714	456,415	-	(8,538)	-
Voya MidCap Opportunities Portfolio - Class I	219,039	50,578	(14,338)	5,133	260,412	-	(1,899)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	249,558	68,974	(30,613)	17,966	305,885	-	(6,300)	-
Voya Multi-Manager International Equity Fund - Class I	484,382	117,101	(22,874)	(1,947)	576,662	-	(4,503)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	513,972	119,008	(27,600)	5,122	610,502	-	(1,307)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	405,837	99,273	(111,426)	34,556	428,240	-	(29,495)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	191,769	44,822	(74,922)	6,954	168,623	-	(10,648)	-
Voya Small Company Portfolio - Class I	205,572	50,514	(17,278)	6,284	245,092	-	(2,057)	-
Voya U.S. Bond Index Portfolio - Class I	-	365,714	(244,577)	822	121,959	-	1,855	-
Voya U.S. Stock Index Portfolio - Class I	518,494	221,474	(159,972)	30,190	610,186	-	(27,396)	-
VY® Clarion Real Estate Portfolio - Class I	104,830	23,802	(10,783)	5,384	123,233	-	685	-
VY® Invesco Comstock Portfolio - Class I	251,821	67,106	(11,134)	(1,907)	305,886	-	(1,343)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	387,643	104,533	(14,267)	(20,020)	457,889	-	(1,427)	-
	$4,789,484	$1,665,799	$(833,276)	$82,760	$5,704,767	$-	$(97,906)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
3,680	iShares Barclays 20+ Year Treasury Bond Fund	$480,645	1.0
6,948	SPDR Trust Series 1	1,428,231	3.0

	Total Exchange-Traded Funds
	(Cost $1,896,544)	1,908,876	4.0

MUTUAL FUNDS: 95.7%
	Affiliated Investment Companies: 94.7%
246,927	Voya Floating Rate Fund - Class I	2,395,190	5.0
238,736	Voya Global Bond Fund - Class R6	2,392,134	5.0
315,914	Voya High Yield Bond Fund - Class I	2,404,108	5.0
95,187	Voya Intermediate Bond Fund - Class R6	959,485	2.0
239,511	Voya International Core Fund - Class I	2,129,249	4.4
108,151	Voya International Index Portfolio - Class I	947,403	2.0
150,540	Voya Large Cap Growth Portfolio - Class I	2,857,251	5.9
309,505	Voya Large Cap Value Fund - Class R6	3,568,587	7.4
147,152	Voya MidCap Opportunities Portfolio - Class I	1,912,980	4.0
105,872	Voya Multi-Manager Emerging Markets Equity Fund - Class I	954,962	2.0
116,217	Voya Multi-Manager International Equity Fund - Class I	1,184,254	2.5
196,485	Voya Multi-Manager Large Cap Core Portfolio - Class I	2,858,862	6.0
211,691	Voya Multi-Manager Mid Cap Value Fund - Class I	2,148,664	4.5
8,850	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	239,298	0.5
96,806	Voya Short Term Bond Fund - Class R6	957,411	2.0
47,968	Voya Small Company Portfolio - Class I	956,485	2.0
220,852	Voya U.S. Bond Index Portfolio - Class I	2,394,036	5.0
141,187	Voya U.S. Stock Index Portfolio - Class I	1,907,436	4.0
100,308	VY® BlackRock Inflation Protected Bond Portfolio - Class I	955,935	2.0
25,625	VY® Clarion Real Estate Portfolio - Class I	961,945	2.0
93,432	@ VY® Goldman Sachs Bond Portfolio - Class I	956,746	2.0
112,010	VY® Invesco Comstock Portfolio - Class I	1,671,183	3.5
179,032	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,773,004	10.0
35,057	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	2,858,918	6.0
		45,345,526	94.7

	Unaffiliated Investment Companies: 1.0%
104,903	@ Credit Suisse Commodity Return Strategy Fund - Class I	476,259	1.0

	Total Mutual Funds
	(Cost $47,873,204)	45,821,785	95.7

	Total Investments in Securities (Cost $49,769,748)	$47,730,661	99.7
	Assets in Excess of Other Liabilities	137,124	0.3
	Net Assets	$47,867,785	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $49,769,748.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$417,362
Gross Unrealized Depreciation	(2,456,449)

Net Unrealized Depreciation	$(2,039,087)

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,908,876	$–	$–	$1,908,876
Mutual Funds	45,821,785	–	–	45,821,785
Total Investments, at fair value	$47,730,661	$–	$–	$47,730,661
Liabilities Table
Other Financial Instruments+
Futures	$(32,512)	$–	$–	$(32,512)
Total Liabilities	$(32,512)	$–	$–	$(32,512)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$2,435,269	$159,843	$(223,946)	$24,024	$2,395,190	$23,283	$(13,207)	$-
Voya Global Bond Fund - Class R6	2,434,924	68,122	(263,255)	152,343	2,392,134	-	(15,559)	-
Voya High Yield Bond Fund - Class I	2,386,386	128,923	(162,119)	50,918	2,404,108	32,732	(18,203)	-
Voya Intermediate Bond Fund - Class R6	978,596	64,721	(102,628)	18,796	959,485	7,058	(848)	-
Voya International Core Fund - Class I	2,158,659	115,969	(111,084)	(34,295)	2,129,249	-	(15,526)	-
Voya International Index Portfolio - Class I	952,152	51,725	(35,744)	(20,730)	947,403	-	(6,171)	-
Voya Large Cap Growth Portfolio - Class I	2,916,982	104,904	(110,766)	(53,869)	2,857,251	-	19,670	-
Voya Large Cap Value Fund - Class R6	3,579,327	189,834	(186,451)	(14,123)	3,568,587	-	(25,583)	-
Voya MidCap Opportunities Portfolio - Class I	1,937,392	90,622	(135,210)	20,176	1,912,980	-	(1,397)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	937,678	87,321	(125,878)	55,841	954,962	-	(22,837)	-
Voya Multi-Manager International Equity Fund - Class I	1,197,664	61,776	(59,260)	(15,926)	1,184,254	-	(2,655)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	2,897,721	113,706	(156,212)	3,647	2,858,862	-	6,887	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,144,856	147,734	(259,924)	115,998	2,148,664	-	(67,300)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	240,269	16,311	(17,655)	373	239,298	-	1,747	-
Voya Short Term Bond Fund - Class R6	979,172	71,905	(97,808)	4,142	957,411	4,572	(1,384)	-
Voya Small Company Portfolio - Class I	966,158	63,064	(82,410)	9,673	956,485	-	3,566	-
Voya U.S. Bond Index Portfolio - Class I	2,435,319	2,063,170	(2,189,224)	84,771	2,394,036	-	(10,796)	-
Voya U.S. Stock Index Portfolio - Class I	1,904,810	595,958	(703,450)	110,118	1,907,436	-	(131,374)	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	972,409	46,555	(116,709)	53,680	955,935	-	(19,714)	-
VY® Clarion Real Estate Portfolio - Class I	984,937	18,633	(68,117)	26,492	961,945	-	21,740	-
VY® Goldman Sachs Bond Portfolio - Class I	972,807	61,341	(96,687)	19,285	956,746	-	1,155	-
VY® Invesco Comstock Portfolio - Class I	1,655,722	137,280	(101,382)	(20,437)	1,671,183	-	(2,692)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,843,517	93,165	(268,360)	104,682	4,773,004	-	(10,885)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,914,227	189,141	(79,661)	(164,789)	2,858,918	-	13,350	-
	$45,826,953	$4,741,723	$(5,753,940)	$530,790	$45,345,526	$67,645	$(298,016)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

At March 31, 2016, the following futures contracts were outstanding for Voya Solution Balanced Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	7	06/21/16	$912,734	$(1,709)
			$912,734	$(1,709)
Short Contracts
S&P Mid 400 E-Mini	(7)	06/17/16	(1,008,840)	(30,803)
			$(1,008,840)	$(30,803)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$1,709
Equity contracts	Futures contracts	30,803
Total Liability Derivatives		$32,512

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.5%
1,182	iShares Barclays 20+ Year Treasury Bond Fund	$154,381	1.0
2,818	iShares iBoxx $ High Yield Corporate Bond Fund	230,202	1.5
2,230	SPDR Trust Series 1	458,399	3.0

	Total Exchange-Traded Funds
	(Cost $864,074)	842,982	5.5

MUTUAL FUNDS: 94.4%
	Affiliated Investment Companies: 93.4%
110,801	Voya Floating Rate Fund - Class I	1,074,767	7.0
183,644	Voya Global Bond Fund - Class R6	1,840,110	12.0
151,852	Voya High Yield Bond Fund - Class I	1,155,594	7.5
99,156	Voya Intermediate Bond Fund - Class R6	999,488	6.5
51,986	Voya International Index Portfolio - Class I	455,395	2.9
24,101	Voya Large Cap Growth Portfolio - Class I	457,432	3.0
39,639	Voya Large Cap Value Fund - Class R6	457,036	3.0
23,582	Voya MidCap Opportunities Portfolio - Class I	306,563	2.0
30,154	Voya Multi-Manager Mid Cap Value Fund - Class I	306,064	2.0
124,110	Voya Short Term Bond Fund - Class R6	1,227,450	8.0
169,851	Voya U.S. Bond Index Portfolio - Class I	1,841,184	12.0
22,619	Voya U.S. Stock Index Portfolio - Class I	305,589	2.0
144,672	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,378,721	9.0
97,325	@ VY® Goldman Sachs Bond Portfolio - Class I	996,604	6.5
57,379	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,529,732	10.0
		14,331,729	93.4

	Unaffiliated Investment Companies: 1.0%
33,680	@ Credit Suisse Commodity Return Strategy Fund - Class I	152,906	1.0

	Total Mutual Funds
	(Cost $14,911,966)	14,484,635	94.4

	Total Investments in Securities (Cost $15,776,040)	$15,327,617	99.9
	Assets in Excess of Other Liabilities	14,410	0.1
	Net Assets	$15,342,027	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $16,138,220.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$60,050
Gross Unrealized Depreciation	(870,653)

Net Unrealized Depreciation	$(810,603)

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$842,982	$–	$–	$842,982
Mutual Funds	14,484,635	–	–	14,484,635
Total Investments, at fair value	$15,327,617	$–	$–	$15,327,617

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,019,033	$87,227	$(39,403)	$7,910	$1,074,767	$10,313	$(2,323)	$-
Voya Global Bond Fund - Class R6	1,743,765	101,941	(118,755)	113,159	1,840,110	-	(7,664)	-
Voya High Yield Bond Fund - Class I	1,036,364	131,490	(33,125)	20,865	1,155,594	15,343	(3,524)	-
Voya Intermediate Bond Fund - Class R6	952,577	82,093	(53,000)	17,818	999,488	7,245	585	-
Voya International Index Portfolio - Class I	427,569	56,115	(19,424)	(8,865)	455,395	-	(2,362)	-
Voya Large Cap Growth Portfolio - Class I	408,061	87,175	(40,103)	2,299	457,432	-	(4,235)	-
Voya Large Cap Value Fund - Class R6	400,645	93,759	(41,424)	4,056	457,036	-	(6,045)	-
Voya MidCap Opportunities Portfolio - Class I	290,208	35,721	(30,593)	11,227	306,563	-	(6,882)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	285,686	41,785	(42,631)	21,224	306,064	-	(12,660)	-
Voya Short Term Bond Fund - Class R6	1,173,055	110,150	(60,270)	4,515	1,227,450	5,787	(877)	-
Voya U.S. Bond Index Portfolio - Class I	1,737,266	143,077	(92,539)	53,380	1,841,184	-	(94)	-
Voya U.S. Stock Index Portfolio - Class I	288,246	33,593	(23,970)	7,720	305,589	-	(2,571)	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,310,541	87,305	(78,626)	59,501	1,378,721	-	(10,985)	-
VY® Goldman Sachs Bond Portfolio - Class I	946,740	78,517	(48,978)	20,325	996,604	-	569	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,450,713	116,532	(75,598)	38,085	1,529,732	-	(4,916)	-
	$13,470,469	$1,286,480	$(798,439)	$373,219	$14,331,729	$38,688	$(63,984)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
42,983	iShares Barclays 20+ Year Treasury Bond Fund	$5,614,010	1.0
27,047	SPDR Trust Series 1	5,559,781	1.0

	Total Exchange-Traded Funds
	(Cost $11,163,400)	11,173,791	2.0

MUTUAL FUNDS: 97.9%
	Affiliated Investment Companies: 96.9%
2,879,742	Voya Floating Rate Fund - Class I	27,933,495	5.0
3,340,935	Voya Global Bond Fund - Class R6	33,476,170	6.0
2,210,769	Voya High Yield Bond Fund - Class I	16,823,949	3.0
4,440,537	Voya Intermediate Bond Fund - Class R6	44,760,612	8.0
1,861,660	Voya International Core Fund - Class I	16,550,157	2.9
1,260,982	Voya International Index Portfolio - Class I	11,046,198	2.0
877,704	Voya Large Cap Growth Portfolio - Class I	16,658,814	3.0
1,924,773	Voya Large Cap Value Fund - Class R6	22,192,633	4.0
643,522	Voya MidCap Opportunities Portfolio - Class I	8,365,790	1.5
1,603,818	Voya Multi-Manager Large Cap Core Portfolio - Class I	23,335,559	4.2
822,870	Voya Multi-Manager Mid Cap Value Fund - Class I	8,352,134	1.5
4,515,839	Voya Short Term Bond Fund - Class R6	44,661,645	8.0
7,105,879	Voya U.S. Bond Index Portfolio - Class I	77,027,724	13.8
1,646,158	Voya U.S. Stock Index Portfolio - Class I	22,239,588	4.0
5,263,900	VY® BlackRock Inflation Protected Bond Portfolio - Class I	50,164,971	9.0
298,865	VY® Clarion Real Estate Portfolio - Class I	11,219,375	2.0
4,358,370	@ VY® Goldman Sachs Bond Portfolio - Class I	44,629,707	8.0
1,670,200	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	44,527,525	8.0
204,399	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	16,668,758	3.0
		540,634,804	96.9

	Unaffiliated Investment Companies: 1.0%
1,225,043	@ Credit Suisse Commodity Return Strategy Fund - Class I	$5,561,697	1.0

	Total Mutual Funds
	(Cost $558,203,324)	546,196,501	97.9

	Total Investments in Securities (Cost $569,366,724)	$557,370,292	99.9
	Assets in Excess of Other Liabilities	590,098	0.1
	Net Assets	$557,960,390	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $578,886,491.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,914,286
Gross Unrealized Depreciation	(27,430,485)

Net Unrealized Depreciation	$(21,516,199)

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$11,173,791	$–	$–	$11,173,791
Mutual Funds	546,196,501	–	–	546,196,501
Total Investments, at fair value	$557,370,292	$–	$–	$557,370,292
Liabilities Table
Other Financial Instruments+
Futures	$(182,116)	$–	$–	$(182,116)
Total Liabilities	$(182,116)	$–	$–	$(182,116)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$29,495,782	$867,451	$(2,684,959)	$255,221	$27,933,495	$280,174	$(129,051)	$-
Voya Global Bond Fund - Class R6	35,348,086	74,492	(4,218,366)	2,271,958	33,476,170	-	(292,636)	-
Voya High Yield Bond Fund - Class I	17,218,299	567,037	(1,372,889)	411,502	16,823,949	235,689	(171,417)	-
Voya Intermediate Bond Fund - Class R6	47,519,474	1,422,442	(4,983,487)	802,183	44,760,612	340,039	54,603	-
Voya International Core Fund - Class I	17,427,150	1,292,260	(2,230,362)	61,109	16,550,157	-	(472,419)	-
Voya International Index Portfolio - Class I	11,548,095	834,726	(1,197,051)	(139,572)	11,046,198	-	(194,532)	-
Voya Large Cap Growth Portfolio - Class I	17,696,581	957,908	(1,681,856)	(313,819)	16,658,814	-	96,391	-
Voya Large Cap Value Fund - Class R6	23,153,396	1,666,759	(2,804,187)	176,665	22,192,633	-	(439,764)	-
Voya MidCap Opportunities Portfolio - Class I	8,816,089	570,197	(1,398,738)	378,242	8,365,790	-	(296,986)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	24,608,464	1,418,733	(2,647,638)	(44,000)	23,335,559	-	124,308	-
Voya Multi-Manager Mid Cap Value Fund - Class I	8,673,475	757,811	(1,781,620)	702,468	8,352,134	-	(500,390)	-
Voya Short Term Bond Fund - Class R6	47,547,406	1,765,839	(4,850,741)	199,141	44,661,645	220,253	(69,797)	-
Voya U.S. Bond Index Portfolio - Class I	81,388,349	19,079,530	(25,843,036)	2,402,881	77,027,724	-	(78,727)	-
Voya U.S. Stock Index Portfolio - Class I	22,824,571	13,293,614	(15,765,357)	1,886,760	22,239,588	-	(2,747,524)	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	53,111,312	617,735	(6,480,430)	2,916,354	50,164,971	-	(1,088,596)	-
VY® Clarion Real Estate Portfolio - Class I	11,944,468	280,389	(1,154,231)	148,749	11,219,375	-	427,002	-
VY® Goldman Sachs Bond Portfolio - Class I	47,229,418	1,263,393	(4,786,552)	923,448	44,629,707	-	50,025	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	47,019,557	1,072,606	(4,686,298)	1,121,660	44,527,525	-	(235,006)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	17,678,737	1,463,984	(1,311,213)	(1,162,750)	16,668,758	-	245,579	-
	$570,248,709	$49,266,906	$(91,879,011)	$12,998,200	$540,634,804	$1,076,155	$(5,718,937)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2016, the following futures contracts were outstanding for Voya Solution Income Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	43	06/21/16	$5,606,797	$(10,498)
			$5,606,797	$(10,498)
Short Contracts
S&P Mid 400 E-Mini	(39)	06/17/16	(5,620,680)	(171,618)
			$(5,620,680)	$(171,618)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$10,498
Equity contracts	Futures contracts	171,618
Total Liability Derivatives		$182,116

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.5%
55,998	iShares Barclays 20+ Year Treasury Bond Fund	$7,313,899	1.0
183,496	iShares Russell 1000 Value Index Fund	18,131,240	2.5
141,053	SPDR Trust Series 1	28,994,854	4.0

	Total Exchange-Traded Funds
	(Cost $54,505,589)	54,439,993	7.5

MUTUAL FUNDS: 92.3%
	Affiliated Investment Companies: 91.3%
2,254,421	Voya Floating Rate Fund - Class I	21,867,887	3.0
1,453,110	Voya Global Bond Fund - Class R6	14,560,165	2.0
2,884,146	Voya High Yield Bond Fund - Class I	21,948,350	3.0
2,172,407	Voya Intermediate Bond Fund - Class R6	21,897,858	3.0
4,860,105	Voya International Core Fund - Class I	43,206,332	5.9
1,645,912	Voya International Index Portfolio - Class I	14,418,187	2.0
2,863,577	Voya Large Cap Growth Portfolio - Class I	54,350,687	7.5
4,709,866	Voya Large Cap Value Fund - Class R6	54,304,756	7.5
2,379,133	Voya MidCap Opportunities Portfolio - Class I	30,928,734	4.3
3,222,119	Voya Multi-Manager Emerging Markets Equity Fund - Class I	29,063,510	4.0
5,659,765	Voya Multi-Manager International Equity Fund - Class I	57,673,000	7.9
4,235,730	Voya Multi-Manager Large Cap Core Portfolio - Class I	61,629,873	8.5
4,831,987	Voya Multi-Manager Mid Cap Value Fund - Class I	49,044,673	6.7
673,321	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	18,206,602	2.5
1,094,879	Voya Small Company Portfolio - Class I	21,831,894	3.0
671,423	Voya U.S. Bond Index Portfolio - Class I	7,278,225	1.0
3,222,034	Voya U.S. Stock Index Portfolio - Class I	43,529,682	6.0
389,896	VY® Clarion Real Estate Portfolio - Class I	14,636,698	2.0
1,947,956	VY® Invesco Comstock Portfolio - Class I	29,063,510	4.0
666,855	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	54,382,026	7.5
		663,822,649	91.3

	Unaffiliated Investment Companies: 1.0%
1,597,152	@ Credit Suisse Commodity Return Strategy Fund - Class I	$7,251,070	1.0

	Total Mutual Funds
	(Cost $716,907,798)	671,073,719	92.3

	Total Investments in Securities (Cost $771,413,387)	$725,513,712	99.8
	Assets in Excess of Other Liabilities	1,778,439	0.2
	Net Assets	$727,292,151	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $776,877,707.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,766,633
Gross Unrealized Depreciation	(54,130,628)

Net Unrealized Depreciation	$(51,363,995)

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$54,439,993	$–	$–	$54,439,993
Mutual Funds	671,073,719	–	–	671,073,719
Total Investments, at fair value	$725,513,712	$–	$–	$725,513,712
Liabilities Table
Other Financial Instruments+
Futures	$(469,171)	$–	$–	$(469,171)
Total Liabilities	$(469,171)	$–	$–	$(469,171)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$22,944,583	$1,374,150	$(2,662,977)	$212,131	$21,867,887	$213,838	$(123,332)	$-
Voya Global Bond Fund - Class R6	15,289,385	359,491	(1,923,781)	835,070	14,560,165	-	(4,175)	-
Voya High Yield Bond Fund - Class I	22,435,932	1,088,840	(2,004,497)	428,075	21,948,350	300,809	(144,403)	-
Voya Intermediate Bond Fund - Class R6	22,909,627	1,582,978	(3,006,959)	412,212	21,897,858	161,060	(4,184)	-
Voya International Core Fund - Class I	45,188,975	707,319	(1,859,974)	(829,988)	43,206,332	-	(313,008)	-
Voya International Index Portfolio - Class I	14,985,829	394,542	(597,309)	(364,875)	14,418,187	-	(84,265)	-
Voya Large Cap Growth Portfolio - Class I	57,270,078	133,009	(2,413,795)	(638,605)	54,350,687	-	(167,251)	-
Voya Large Cap Value Fund - Class R6	55,840,384	1,813,132	(3,016,043)	(332,717)	54,304,756	-	(406,709)	-
Voya MidCap Opportunities Portfolio - Class I	32,328,613	281,185	(2,433,907)	752,843	30,928,734	-	(543,946)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	29,478,323	1,564,880	(3,250,007)	1,270,314	29,063,510	-	(381,334)	-
Voya Multi-Manager International Equity Fund - Class I	60,231,796	755,537	(2,664,231)	(650,102)	57,673,000	-	(424,846)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	63,604,033	1,262,052	(3,635,149)	398,937	61,629,873	-	(318,584)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	50,521,908	1,535,679	(5,292,168)	2,279,254	49,044,673	-	(1,309,374)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	18,864,996	559,186	(1,444,672)	227,092	18,206,602	-	(125,762)	-
Voya Small Company Portfolio - Class I	22,763,495	615,878	(1,934,144)	386,665	21,831,894	-	(167,492)	-
Voya U.S. Bond Index Portfolio - Class I	7,675,694	29,417,913	(29,894,535)	79,153	7,278,225	-	186,783	-
Voya U.S. Stock Index Portfolio - Class I	45,368,324	106,407	(2,588,242)	643,193	43,529,682	-	(169,341)	-
VY® Clarion Real Estate Portfolio - Class I	15,498,731	35,469	(1,540,703)	643,201	14,636,698	-	49,499	-
VY® Invesco Comstock Portfolio - Class I	29,714,726	1,311,322	(1,714,817)	(247,721)	29,063,510	-	(252,174)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	57,228,546	2,162,424	(2,159,170)	(2,849,774)	54,382,026	-	(235,256)	-
	$690,143,978	$47,061,393	$(76,037,080)	$2,654,358	$663,822,649	$675,707	$(4,939,154)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2016, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	112	06/21/16	$14,603,751	$(24,725)
			$14,603,751	$(24,725)
Short Contracts
S&P Mid 400 E-Mini	(101)	06/17/16	(14,556,120)	(444,446)
			$(14,556,120)	$(444,446)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$24,725
Equity contracts	Futures contracts	444,446
Total Liability Derivatives		$469,171

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
3,311	iShares Barclays 20+ Year Treasury Bond Fund	$432,450	1.0
6,235	SPDR Trust Series 1	1,281,666	3.0

	Total Exchange-Traded Funds
	(Cost $1,691,568)	1,714,116	4.0

MUTUAL FUNDS: 95.7%
	Affiliated Investment Companies: 94.7%
91,762	Voya Emerging Markets Index Portfolio - Class I	858,889	2.0
221,571	Voya Floating Rate Fund - Class I	2,149,239	5.0
214,219	Voya Global Bond Fund - Class R6	2,146,471	5.0
283,488	Voya High Yield Bond Fund - Class I	2,157,348	5.0
277,597	Voya Intermediate Bond Fund - Class R6	2,798,176	6.5
238,768	Voya International Core Fund - Class I	2,122,647	4.9
97,032	Voya International Index Portfolio - Class I	850,003	2.0
61,908	Voya Large Cap Growth Portfolio - Class I	1,175,016	2.7
111,079	Voya Large Cap Value Fund - Class R6	1,280,742	3.0
115,534	Voya MidCap Opportunities Portfolio - Class I	1,501,936	3.5
58,782	Voya Multi-Manager Large Cap Core Portfolio - Class I	855,274	2.0
158,289	Voya Multi-Manager Mid Cap Value Fund - Class I	1,606,629	3.7
3,970	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	107,362	0.2
217,162	Voya Short Term Bond Fund - Class R6	2,147,732	5.0
43,042	Voya Small Company Portfolio - Class I	858,254	2.0
475,572	Voya U.S. Bond Index Portfolio - Class I	5,155,205	12.0
63,327	Voya U.S. Stock Index Portfolio - Class I	855,546	2.0
225,014	VY® BlackRock Inflation Protected Bond Portfolio - Class I	2,144,383	5.0
22,995	VY® Clarion Real Estate Portfolio - Class I	863,214	2.0
272,470	@ VY® Goldman Sachs Bond Portfolio - Class I	2,790,092	6.5
50,252	VY® Invesco Comstock Portfolio - Class I	749,760	1.7
160,642	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,282,713	10.0
15,728	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	1,282,597	3.0
		40,739,228	94.7

	Unaffiliated Investment Companies: 1.0%
94,138	@ Credit Suisse Commodity Return Strategy Fund - Class I	427,388	1.0

	Total Mutual Funds
	(Cost $42,703,058)	41,166,616	95.7

	Total Investments in Securities (Cost $44,394,626)	$42,880,732	99.7
	Assets in Excess of Other Liabilities	118,276	0.3
	Net Assets	$42,999,008	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $45,275,987.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$339,292
Gross Unrealized Depreciation	(2,734,547)

Net Unrealized Depreciation	$(2,395,255)

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,714,116	$–	$–	$1,714,116
Mutual Funds	41,166,616	–	–	41,166,616
Total Investments, at fair value	$42,880,732	$–	$–	$42,880,732
Liabilities Table
Other Financial Instruments+
Futures	$(27,588)	$–	$–	$(27,588)
Total Liabilities	$(27,588)	$–	$–	$(27,588)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$821,571	$118,485	$(178,928)	$97,761	$858,889	$-	$(41,879)	$-
Voya Floating Rate Fund - Class I	2,157,382	179,595	(210,971)	23,233	2,149,239	21,166	(13,366)	-
Voya Global Bond Fund - Class R6	2,157,636	103,093	(251,391)	137,133	2,146,471	-	(12,249)	-
Voya High Yield Bond Fund - Class I	2,118,722	150,718	(160,857)	48,765	2,157,348	29,773	(18,111)	-
Voya Intermediate Bond Fund - Class R6	2,817,805	235,668	(304,583)	49,286	2,798,176	20,851	3,394	-
Voya International Core Fund - Class I	2,124,868	226,411	(231,258)	2,626	2,122,647	-	(50,844)	-
Voya International Index Portfolio - Class I	843,621	89,501	(71,382)	(11,737)	850,003	-	(11,836)	-
Voya Large Cap Growth Portfolio - Class I	1,184,368	104,471	(96,362)	(17,461)	1,175,016	-	4,445	-
Voya Large Cap Value Fund - Class R6	1,268,228	134,933	(130,309)	7,890	1,280,742	-	(20,764)	-
Voya MidCap Opportunities Portfolio - Class I	1,501,774	149,151	(178,688)	29,699	1,501,936	-	(13,326)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	857,536	129,958	(146,715)	14,495	855,274	-	(12,345)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,583,355	193,988	(288,505)	117,791	1,606,629	-	(79,586)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	106,431	12,880	(13,601)	1,652	107,362	-	(497)	-
Voya Short Term Bond Fund - Class R6	2,168,757	197,607	(228,126)	9,494	2,147,732	10,387	(3,305)	-
Voya Small Company Portfolio - Class I	855,723	101,309	(114,360)	15,582	858,254	-	(2,138)	-
Voya U.S. Bond Index Portfolio - Class I	5,183,645	1,302,981	(1,479,209)	147,788	5,155,205	-	1,143	-
Voya U.S. Stock Index Portfolio - Class I	852,861	78,480	(101,093)	25,298	855,546	-	(12,645)	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	2,153,808	139,782	(265,056)	115,849	2,144,383	-	(38,775)	-
VY® Clarion Real Estate Portfolio - Class I	872,774	49,170	(75,231)	16,501	863,214	-	28,082	-
VY® Goldman Sachs Bond Portfolio - Class I	2,801,047	225,893	(293,303)	56,455	2,790,092	-	3,232	-
VY® Invesco Comstock Portfolio - Class I	733,320	100,491	(87,625)	3,574	749,760	-	(12,992)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,290,995	241,692	(361,294)	111,320	4,282,713	-	(23,937)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,290,913	151,661	(79,488)	(80,489)	1,282,597	-	13,782	-
	$40,747,140	$4,417,918	$(5,348,335)	$922,505	$40,739,228	$82,177	$(314,517)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2016, the following futures contracts were outstanding for Voya Solution Moderately Conservative Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	7	06/21/16	$912,734	$(1,185)
			$912,734	$(1,185)
Short Contracts
S&P Mid 400 E-Mini	(6)	06/17/16	(864,720)	(26,403)
			$(864,720)	$(26,403)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$1,185
Equity contracts	Futures contracts	26,403
Total Liability Derivatives		$27,588

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
1,883	SPDR Trust Series 1	$387,069	3.0

	Total Exchange-Traded Funds
	(Cost $382,371)	387,069	3.0

MUTUAL FUNDS: 97.0%
	Affiliated Investment Companies: 96.0%
67,602	Voya Floating Rate Fund - Class I	655,736	5.0
78,440	Voya Global Bond Fund - Class R6	785,971	6.0
51,890	Voya High Yield Bond Fund - Class I	394,884	3.0
52,120	Voya Intermediate Bond Fund - Class R6	525,369	4.0
72,868	Voya International Core Fund - Class I	647,795	5.0
29,613	Voya International Index Portfolio - Class I	259,408	2.0
30,914	Voya Large Cap Growth Portfolio - Class I	586,757	4.5
45,198	Voya Large Cap Value Fund - Class R6	521,127	4.0
20,146	Voya MidCap Opportunities Portfolio - Class I	261,893	2.0
50,915	Voya Multi-Manager International Equity Fund - Class I	518,820	4.0
35,866	Voya Multi-Manager Large Cap Core Portfolio - Class I	521,854	4.0
25,761	Voya Multi-Manager Mid Cap Value Fund - Class I	261,476	2.0
79,513	Voya Short Term Bond Fund - Class R6	786,386	6.0
19,701	Voya Small Company Portfolio - Class I	392,836	3.0
115,120	Voya U.S. Bond Index Portfolio - Class I	1,247,898	9.5
19,519	Voya U.S. Stock Index Portfolio - Class I	263,696	2.0
96,128	VY® BlackRock Inflation Protected Bond Portfolio - Class I	916,096	7.0
7,016	VY® Clarion Real Estate Portfolio - Class I	263,381	2.0
44,769	@ VY® Goldman Sachs Bond Portfolio - Class I	458,435	3.5
26,288	VY® Invesco Comstock Portfolio - Class I	392,214	3.0
49,021	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,306,889	10.0
7,199	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	587,096	4.5
		12,556,017	96.0

	Unaffiliated Investment Companies: 1.0%
28,449	@ Credit Suisse Commodity Return Strategy Fund - Class I	129,158	1.0

	Total Mutual Funds
	(Cost $12,484,342)	12,685,175	97.0

	Total Investments in Securities (Cost $12,866,713)	$13,072,244	100.0
	Assets in Excess of Other Liabilities	2,695	–
	Net Assets	$13,074,939	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $12,994,775.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$227,127
Gross Unrealized Depreciation	(149,658)

Net Unrealized Appreciation	$77,469

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$387,069	$–	$–	$387,069
Mutual Funds	12,685,175	–	–	12,685,175
Total Investments, at fair value	$13,072,244	$–	$–	$13,072,244

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$472,975	$271,600	$(97,086)	$8,247	$655,736	$5,515	$(3,991)	$-
Voya Global Bond Fund - Class R6	568,624	299,538	(122,256)	40,065	785,971	-	(519)	-
Voya High Yield Bond Fund - Class I	280,110	157,814	(53,367)	10,327	394,884	4,655	(3,191)	-
Voya Intermediate Bond Fund - Class R6	380,850	218,316	(82,626)	8,829	525,369	3,348	(448)	-
Voya International Core Fund - Class I	468,719	268,270	(97,223)	8,029	647,795	-	(6,660)	-
Voya International Index Portfolio - Class I	186,512	106,535	(34,518)	879	259,408	-	(1,868)	-
Voya Large Cap Growth Portfolio - Class I	427,010	234,761	(80,335)	5,321	586,757	-	1,588	-
Voya Large Cap Value Fund - Class R6	374,543	212,480	(74,607)	8,711	521,127	-	(3,202)	-
Voya MidCap Opportunities Portfolio - Class I	236,426	116,639	(108,144)	16,972	261,893	-	(12,236)	-
Voya Multi-Manager International Equity Fund - Class I	374,060	213,952	(79,009)	9,817	518,820	-	(4,916)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	377,383	209,399	(76,881)	11,953	521,854	-	639	-
Voya Multi-Manager Mid Cap Value Fund - Class I	232,832	121,677	(130,348)	37,315	261,476	-	(29,723)	-
Voya Short Term Bond Fund - Class R6	571,209	332,596	(120,642)	3,223	786,386	3,246	(902)	-
Voya Small Company Portfolio - Class I	275,879	171,003	(72,871)	18,825	392,836	-	(2,298)	-
Voya U.S. Bond Index Portfolio - Class I	805,766	982,842	(567,199)	26,489	1,247,898	-	2,753	-
Voya U.S. Stock Index Portfolio - Class I	214,238	244,770	(217,127)	21,815	263,696	-	(9,064)	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	663,308	365,406	(143,921)	31,303	916,096	-	(1,818)	-
VY® Clarion Real Estate Portfolio - Class I	194,481	98,260	(42,504)	13,144	263,381	-	4,223	-
VY® Goldman Sachs Bond Portfolio - Class I	331,814	189,243	(70,903)	8,281	458,435	-	274	-
VY® Invesco Comstock Portfolio - Class I	277,927	168,335	(62,633)	8,585	392,214	-	(3,102)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	945,420	491,409	(170,068)	40,128	1,306,889	-	(10)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	427,596	246,715	(76,696)	(10,519)	587,096	-	(1,020)	-
	$9,087,682	$5,721,560	$(2,580,964)	$327,739	$12,556,017	$16,764	$(75,491)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
140,453	SPDR Trust Series 1	$28,871,519	3.0

	Total Exchange-Traded Funds
	(Cost $28,511,154)	28,871,519	3.0

MUTUAL FUNDS: 96.9%
	Affiliated Investment Companies: 95.9%
2,067,226	Voya Emerging Markets Index Portfolio - Class I	19,349,238	2.0
4,991,528	Voya Floating Rate Fund - Class I	48,417,820	5.0
5,791,175	Voya Global Bond Fund - Class R6	58,027,578	6.0
3,831,645	Voya High Yield Bond Fund - Class I	29,158,819	3.0
3,367,292	Voya Intermediate Bond Fund - Class R6	33,942,308	3.5
6,455,590	Voya International Core Fund - Class I	57,390,198	5.9
2,186,266	Voya International Index Portfolio - Class I	19,151,694	2.0
2,535,948	Voya Large Cap Growth Portfolio - Class I	48,132,302	5.0
3,336,809	Voya Large Cap Value Fund - Class R6	38,473,411	4.0
1,859,154	Voya MidCap Opportunities Portfolio - Class I	24,169,005	2.5
1,070,084	Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,652,159	1.0
5,638,389	Voya Multi-Manager International Equity Fund - Class I	57,455,185	6.0
3,310,380	Voya Multi-Manager Large Cap Core Portfolio - Class I	48,166,033	5.0
3,328,331	Voya Multi-Manager Mid Cap Value Fund - Class I	33,782,557	3.5
357,792	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	9,674,696	1.0
4,892,248	Voya Short Term Bond Fund - Class R6	48,384,332	5.0
1,454,489	Voya Small Company Portfolio - Class I	29,002,517	3.0
5,803,247	Voya U.S. Bond Index Portfolio - Class I	62,907,192	6.5
1,426,714	Voya U.S. Stock Index Portfolio - Class I	19,274,900	2.0
517,992	VY® Clarion Real Estate Portfolio - Class I	19,445,416	2.0
2,833,058	@ VY® Goldman Sachs Bond Portfolio - Class I	29,010,512	3.0
2,587,710	VY® Invesco Comstock Portfolio - Class I	38,608,637	4.0
3,619,098	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	96,485,157	10.0
590,562	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	48,160,354	5.0
		926,222,020	95.9

	Unaffiliated Investment Companies: 1.0%
2,120,752	@ Credit Suisse Commodity Return Strategy Fund - Class I	9,628,214	1.0

	Total Mutual Funds
	(Cost $974,032,071)	935,850,234	96.9

	Total Investments in Securities (Cost $1,002,543,225)	$964,721,753	99.9
	Assets in Excess of Other Liabilities	1,129,439	0.1
	Net Assets	$965,851,192	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,014,267,253.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$9,979,443
Gross Unrealized Depreciation	(59,524,943)

Net Unrealized Depreciation	$(49,545,500)

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$28,871,519	$–	$–	$28,871,519
Mutual Funds	935,850,234	–	–	935,850,234
Total Investments, at fair value	$964,721,753	$–	$–	$964,721,753
Liabilities Table
Other Financial Instruments+
Futures	$(311,849)	$–	$–	$(311,849)
Total Liabilities	$(311,849)	$–	$–	$(311,849)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument.OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$19,203,592	$1,741,208	$(3,653,231)	$2,057,669	$19,349,238	$-	$(864,775)	$-
Voya Floating Rate Fund - Class I	50,876,092	2,768,478	(5,737,631)	510,881	48,417,820	476,992	(308,507)	-
Voya Global Bond Fund - Class R6	60,976,738	1,067,975	(7,856,028)	3,838,893	58,027,578	-	(492,238)	-
Voya High Yield Bond Fund - Class I	29,709,541	1,268,621	(2,538,070)	718,727	29,158,819	401,380	(317,645)	-
Voya Intermediate Bond Fund - Class R6	35,859,081	1,959,588	(4,469,833)	593,472	33,942,308	253,189	46,820	-
Voya International Core Fund - Class I	60,126,612	2,762,559	(4,990,837)	(508,136)	57,390,198	-	(943,559)	-
Voya International Index Portfolio - Class I	19,922,328	919,758	(1,343,566)	(346,826)	19,151,694	-	(233,542)	-
Voya Large Cap Growth Portfolio - Class I	50,887,766	1,336,321	(2,914,826)	(1,176,959)	48,132,302	-	520,143	-
Voya Large Cap Value Fund - Class R6	39,949,144	1,737,266	(3,161,104)	(51,895)	38,473,411	-	(424,942)	-
Voya MidCap Opportunities Portfolio - Class I	25,349,060	933,972	(2,330,352)	216,325	24,169,005	-	(10,442)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,814,357	815,515	(1,598,104)	620,391	9,652,159	-	(304,471)	-
Voya Multi-Manager International Equity Fund - Class I	60,154,085	2,534,551	(4,431,238)	(802,213)	57,455,185	-	(208,204)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	49,179,158	3,806,213	(4,819,825)	487	48,166,033	-	165,629	-
Voya Multi-Manager Mid Cap Value Fund - Class I	34,913,031	2,061,809	(5,307,630)	2,115,347	33,782,557	-	(1,373,596)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	10,058,019	582,643	(948,661)	(17,305)	9,674,696	-	90,955	-
Voya Short Term Bond Fund - Class R6	51,259,075	3,164,919	(6,266,752)	227,090	48,384,332	234,318	(90,092)	-
Voya Small Company Portfolio - Class I	30,340,125	1,676,462	(3,360,407)	346,337	29,002,517	-	(1,568)	-
Voya U.S. Bond Index Portfolio - Class I	66,364,156	32,343,041	(38,082,036)	2,282,031	62,907,192	-	(418,069)	-
Voya U.S. Stock Index Portfolio - Class I	20,150,303	600,295	(1,956,675)	480,977	19,274,900	-	(243,936)	-
VY® Clarion Real Estate Portfolio - Class I	20,613,446	161,223	(1,732,479)	403,226	19,445,416	-	558,914	-
VY® Goldman Sachs Bond Portfolio - Class I	30,552,172	1,578,842	(3,704,987)	584,485	29,010,512	-	39,896	-
VY® Invesco Comstock Portfolio - Class I	39,600,865	2,890,058	(3,373,963)	(508,323)	38,608,637	-	(94,215)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	101,393,528	806,117	(7,920,519)	2,206,031	96,485,157	-	(365,677)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	50,836,880	2,793,527	(2,369,305)	(3,100,748)	48,160,354	-	441,183	-
	$968,089,154	$72,310,961	$(124,868,059)	$10,689,964	$926,222,020	$1,365,879	$(4,831,938)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2016, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	74	06/21/16	$9,648,907	$(17,019)
			$9,648,907	$(17,019)
Short Contracts
S&P Mid 400 E-Mini	(67)	06/17/16	(9,656,040)	(294,830)
			$(9,656,040)	$(294,830)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$17,019
Equity contracts	Futures contracts	294,830
Total Liability Derivatives		$311,849

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
470	iShares Barclays 20+ Year Treasury Bond Fund	$61,387	1.0
1,184	SPDR Trust Series 1	243,383	4.0

	Total Exchange-Traded Funds
	(Cost $297,895)	304,770	5.0

MUTUAL FUNDS: 95.0%
	Affiliated Investment Companies: 94.0%
13,018	Voya Emerging Markets Index Portfolio - Class I	121,852	2.0
31,430	Voya Floating Rate Fund - Class I	304,866	5.0
24,123	Voya High Yield Bond Fund - Class I	183,577	3.0
21,203	Voya Intermediate Bond Fund - Class R6	213,723	3.5
44,044	Voya International Core Fund - Class I	391,548	6.5
13,768	Voya International Index Portfolio - Class I	120,611	2.0
17,568	Voya Large Cap Growth Portfolio - Class I	333,437	5.5
21,015	Voya Large Cap Value Fund - Class R6	242,299	4.0
11,708	Voya MidCap Opportunities Portfolio - Class I	152,208	2.5
13,478	Voya Multi-Manager Emerging Markets Equity Fund - Class I	121,573	2.0
38,468	Voya Multi-Manager International Equity Fund - Class I	391,991	6.5
37,470	Voya Multi-Manager Large Cap Core Portfolio - Class I	545,194	9.0
14,972	Voya Multi-Manager Mid Cap Value Fund - Class I	151,966	2.5
24,645	Voya Short Term Bond Fund - Class R6	243,743	4.0
9,160	Voya Small Company Portfolio - Class I	182,648	3.0
36,486	Voya U.S. Bond Index Portfolio - Class I	395,511	6.5
13,478	Voya U.S. Stock Index Portfolio - Class I	182,084	3.0
7,438	VY® Clarion Global Real Estate Portfolio - Class I	91,412	1.5
2,447	VY® Clarion Real Estate Portfolio - Class I	91,842	1.5
20,371	VY® Invesco Comstock Portfolio - Class I	303,933	5.0
22,792	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	607,638	10.0
4,091	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	333,622	5.5
		5,707,278	94.0

	Unaffiliated Investment Companies: 1.0%
13,415	@ Credit Suisse Commodity Return Strategy Fund - Class I	60,903	1.0

	Total Mutual Funds
	(Cost $5,702,929)	5,768,181	95.0

	Total Investments in Securities (Cost $6,000,824)	$6,072,951	100.0
	Assets in Excess of Other Liabilities	1,445	–
	Net Assets	$6,074,396	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $6,059,763.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$89,089
Gross Unrealized Depreciation	(75,901)

Net Unrealized Appreciation	$13,188

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$304,770	$–	$–	$304,770
Mutual Funds	5,768,181	–	–	5,768,181
Total Investments, at fair value	$6,072,951	$–	$–	$6,072,951

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$79,251	$47,036	$(13,857)	$9,422	$121,852	$-	$(427)	$-
Voya Floating Rate Fund - Class I	194,345	129,002	(21,835)	3,354	304,866	2,312	(930)	-
Voya High Yield Bond Fund - Class I	119,517	75,554	(15,418)	3,924	183,577	1,956	(858)	-
Voya Intermediate Bond Fund - Class R6	139,082	90,904	(19,674)	3,411	213,723	1,227	(162)	-
Voya International Core Fund - Class I	254,655	155,112	(21,454)	3,235	391,548	-	(2,117)	-
Voya International Index Portfolio - Class I	78,076	47,961	(5,591)	165	120,611	-	(601)	-
Voya Large Cap Growth Portfolio - Class I	217,594	128,281	(17,039)	4,601	333,437	-	(741)	-
Voya Large Cap Value Fund - Class R6	156,172	95,004	(12,030)	3,153	242,299	-	(1,065)	-
Voya MidCap Opportunities Portfolio - Class I	98,564	59,380	(10,734)	4,998	152,208	-	(281)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	76,813	50,403	(12,931)	7,288	121,573	-	(462)	-
Voya Multi-Manager International Equity Fund - Class I	257,674	151,435	(22,464)	5,346	391,991	-	(2,136)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	363,725	291,373	(126,228)	16,324	545,194	-	(2,503)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	136,388	64,462	(67,958)	19,074	151,966	-	(16,456)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	39,221	1,446	(41,120)	453	-	-	(4,160)	-
Voya Short Term Bond Fund - Class R6	155,467	105,360	(18,010)	926	243,743	900	(154)	-
Voya Small Company Portfolio - Class I	117,754	73,531	(16,628)	7,991	182,648	-	(963)	-
Voya U.S. Bond Index Portfolio - Class I	182,609	412,910	(206,637)	6,629	395,511	-	1,743	-
Voya U.S. Stock Index Portfolio - Class I	117,908	69,935	(11,464)	5,705	182,084	-	(409)	-
VY® Clarion Global Real Estate Portfolio - Class I	59,150	34,502	(7,251)	5,011	91,412	-	84	-
VY® Clarion Real Estate Portfolio - Class I	60,228	34,385	(7,434)	4,663	91,842	-	996	-
VY® Invesco Comstock Portfolio - Class I	196,770	121,518	(19,446)	5,091	303,933	-	(1,549)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	394,683	232,613	(39,177)	19,519	607,638	-	(2,740)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	217,483	137,720	(17,601)	(3,980)	333,622	-	(1,211)	-
	$3,713,129	$2,609,827	$(751,981)	$136,303	$5,707,278	$6,395	$(37,102)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
172,162	SPDR Trust Series 1	$35,389,621	4.0

	Total Exchange-Traded Funds
	(Cost $35,084,836)	35,389,621	4.0

MUTUAL FUNDS: 95.8%
	Affiliated Investment Companies: 94.8%
1,898,371	Voya Emerging Markets Index Portfolio - Class I	17,768,751	2.0
4,583,781	Voya Floating Rate Fund - Class I	44,462,672	5.0
3,518,520	Voya High Yield Bond Fund - Class I	26,775,940	3.0
1,325,221	Voya Intermediate Bond Fund - Class R6	13,358,232	1.5
7,411,152	Voya International Core Fund - Class I	65,885,137	7.4
2,007,882	Voya International Index Portfolio - Class I	17,589,050	2.0
2,794,710	Voya Large Cap Growth Portfolio - Class I	53,043,594	6.0
3,830,563	Voya Large Cap Value Fund - Class R6	44,166,393	5.0
1,707,308	Voya MidCap Opportunities Portfolio - Class I	22,195,005	2.5
3,930,811	Voya Multi-Manager Emerging Markets Equity Fund - Class I	35,455,917	4.0
8,199,040	Voya Multi-Manager International Equity Fund - Class I	83,548,219	9.4
6,078,175	Voya Multi-Manager Large Cap Core Portfolio - Class I	88,437,441	10.0
3,056,544	Voya Multi-Manager Mid Cap Value Fund - Class I	31,023,926	3.5
328,567	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	8,884,454	1.0
898,528	Voya Short Term Bond Fund - Class R6	8,886,446	1.0
1,335,698	Voya Small Company Portfolio - Class I	26,633,825	3.0
3,277,803	Voya U.S. Bond Index Portfolio - Class I	35,531,385	4.0
2,620,467	Voya U.S. Stock Index Portfolio - Class I	35,402,508	4.0
1,084,615	VY® Clarion Global Real Estate Portfolio - Class I	13,329,912	1.5
356,747	VY® Clarion Real Estate Portfolio - Class I	13,392,271	1.5
2,970,502	VY® Invesco Comstock Portfolio - Class I	44,319,895	5.0
2,160,328	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	57,594,337	6.5
650,801	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	53,072,802	6.0
		840,758,112	94.8

	Unaffiliated Investment Companies: 1.0%
1,949,646	@ Credit Suisse Commodity Return Strategy Fund - Class I	8,851,392	1.0

	Total Mutual Funds
	(Cost $894,924,552)	849,609,504	95.8

	Total Investments in Securities (Cost $930,009,388)	$884,999,125	99.8
	Assets in Excess of Other Liabilities	2,117,255	0.2
	Net Assets	$887,116,380	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $940,206,948.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$10,513,998
Gross Unrealized Depreciation	(65,721,821)

Net Unrealized Depreciation	$(55,207,823)

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$35,389,621	$–	$–	$35,389,621
Mutual Funds	849,609,504	–	–	849,609,504
Total Investments, at fair value	$884,999,125	$–	$–	$884,999,125
Liabilities Table
Other Financial Instruments+
Futures	$(572,200)	$–	$–	$(572,200)
Total Liabilities	$(572,200)	$–	$–	$(572,200)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument.OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$17,711,782	$1,367,285	$(3,129,494)	$1,819,178	$17,768,751	$-	$(749,260)	$-
Voya Floating Rate Fund - Class I	46,911,478	3,341,716	(6,386,174)	595,652	44,462,672	435,481	(416,156)	-
Voya High Yield Bond Fund - Class I	27,355,699	1,648,117	(2,962,867)	734,991	26,775,940	366,284	(374,470)	-
Voya Intermediate Bond Fund - Class R6	14,197,848	1,010,505	(2,146,923)	296,802	13,358,232	99,105	(45,543)	-
Voya International Core Fund - Class I	69,309,289	2,302,848	(4,109,636)	(1,617,364)	65,885,137	-	(81,953)	-
Voya International Index Portfolio - Class I	18,372,498	788,565	(1,260,775)	(311,238)	17,589,050	-	(227,166)	-
Voya Large Cap Growth Portfolio - Class I	56,316,052	877,527	(2,788,400)	(1,361,585)	53,043,594	-	608,487	-
Voya Large Cap Value Fund - Class R6	46,056,864	1,408,958	(3,157,824)	(141,605)	44,166,393	-	(434,486)	-
Voya MidCap Opportunities Portfolio - Class I	23,375,530	569,394	(1,934,781)	184,862	22,195,005	-	(17,820)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	36,196,403	2,542,164	(5,448,859)	2,166,209	35,455,917	-	(1,067,726)	-
Voya Multi-Manager International Equity Fund - Class I	87,828,652	2,586,337	(5,635,679)	(1,231,091)	83,548,219	-	(276,266)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	91,846,901	4,347,324	(7,668,460)	(88,324)	88,437,441	-	289,512	-
Voya Multi-Manager Mid Cap Value Fund - Class I	32,196,406	1,489,881	(4,535,056)	1,872,695	31,023,926	-	(1,236,710)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	9,274,969	420,380	(794,465)	(16,430)	8,884,454	-	73,953	-
Voya Short Term Bond Fund - Class R6	9,453,157	740,361	(1,351,529)	44,457	8,886,446	42,777	(19,467)	-
Voya Small Company Portfolio - Class I	27,977,979	1,194,836	(2,875,081)	336,091	26,633,825	-	(47,792)	-
Voya U.S. Bond Index Portfolio - Class I	37,657,364	29,216,940	(32,469,831)	1,126,912	35,531,385	-	(86,679)	-
Voya U.S. Stock Index Portfolio - Class I	37,192,460	611,498	(3,145,438)	743,988	35,402,508	-	(340,178)	-
VY® Clarion Global Real Estate Portfolio - Class I	13,883,008	219,382	(1,361,025)	588,547	13,329,912	-	(11,341)	-
VY® Clarion Real Estate Portfolio - Class I	14,220,314	219,382	(1,277,971)	230,546	13,392,271	-	421,109	-
VY® Invesco Comstock Portfolio - Class I	45,652,250	2,740,914	(3,451,075)	(622,194)	44,319,895	-	(108,448)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	60,770,096	1,195,758	(5,788,869)	1,417,352	57,594,337	-	(351,259)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	56,258,417	3,186,294	(2,819,495)	(3,552,414)	53,072,802	-	690,819	-
	$880,015,416	$64,026,366	$(106,499,707)	$3,216,037	$840,758,112	$943,647	$(3,808,840)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2016, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	136	06/21/16	$17,733,126	$(30,944)
			$17,733,126	$(30,944)
Short Contracts
S&P Mid 400 E-Mini	(123)	06/17/16	(17,726,760)	(541,256)
			$(17,726,760)	$(541,256)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$30,944
Equity contracts	Futures contracts	541,256
Total Liability Derivatives		$572,200

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.9%
982	iShares Russell 1000 Value Index Fund	$97,032	2.0
472	SPDR Trust Series 1	97,024	1.9

	Total Exchange-Traded Funds
	(Cost $191,647)	194,056	3.9

MUTUAL FUNDS: 96.1%
	Affiliated Investment Companies: 95.1%
10,605	Voya Emerging Markets Index Portfolio - Class I	99,263	2.0
10,241	Voya Floating Rate Fund - Class I	99,343	2.0
19,651	Voya High Yield Bond Fund - Class I	149,541	3.0
6,169	Voya Intermediate Bond Fund - Class R6	62,179	1.3
41,412	Voya International Core Fund - Class I	368,156	7.5
11,219	Voya International Index Portfolio - Class I	98,281	2.0
16,915	Voya Large Cap Growth Portfolio - Class I	321,055	6.5
19,408	Voya Large Cap Value Fund - Class R6	223,780	4.5
11,445	Voya MidCap Opportunities Portfolio - Class I	148,791	3.0
21,960	Voya Multi-Manager Emerging Markets Equity Fund - Class I	198,083	4.0
45,814	Voya Multi-Manager International Equity Fund - Class I	466,843	9.4
34,084	Voya Multi-Manager Large Cap Core Portfolio - Class I	495,918	10.0
19,516	Voya Multi-Manager Mid Cap Value Fund - Class I	198,083	4.0
1,835	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	49,632	1.0
9,949	Voya Small Company Portfolio - Class I	198,386	4.0
23,059	Voya U.S. Bond Index Portfolio - Class I	249,960	5.1
18,235	Voya U.S. Stock Index Portfolio - Class I	246,359	5.0
6,059	VY® Clarion Global Real Estate Portfolio - Class I	74,465	1.5
1,993	VY® Clarion Real Estate Portfolio - Class I	74,804	1.5
14,936	VY® Invesco Comstock Portfolio - Class I	222,843	4.5
12,533	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	334,142	6.8
3,939	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	321,235	6.5
		4,701,142	95.1

	Unaffiliated Investment Companies: 1.0%
10,696	@ Credit Suisse Commodity Return Strategy Fund - Class I	48,558	1.0

	Total Mutual Funds
	(Cost $4,705,100)	4,749,700	96.1

	Total Investments in Securities (Cost $4,896,747)	$4,943,756	100.0
	Assets in Excess of Other Liabilities	1,475	–
	Net Assets	$4,945,231	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $5,004,274.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$69,566
Gross Unrealized Depreciation	(130,084)

Net Unrealized Depreciation	$(60,518)

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$194,056	$–	$–	$194,056
Mutual Funds	4,749,700	–	–	4,749,700
Total Investments, at fair value	$4,943,756	$–	$–	$4,943,756

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$67,366	$38,671	$(14,563)	$7,789	$99,263	$-	$(493)	$-
Voya Floating Rate Fund - Class I	67,440	44,204	(13,557)	1,256	99,343	773	(529)	-
Voya High Yield Bond Fund - Class I	99,590	64,835	(17,832)	2,948	149,541	1,624	(518)	-
Voya Intermediate Bond Fund - Class R6	42,431	27,781	(9,030)	997	62,179	366	(24)	-
Voya International Core Fund - Class I	250,240	147,511	(33,063)	3,468	368,156	-	(3,323)	-
Voya International Index Portfolio - Class I	66,462	40,314	(8,701)	206	98,281	-	(771)	-
Voya Large Cap Growth Portfolio - Class I	215,529	128,583	(26,072)	3,015	321,055	-	(297)	-
Voya Large Cap Value Fund - Class R6	155,841	125,268	(64,231)	6,902	223,780	-	(4,778)	-
Voya MidCap Opportunities Portfolio - Class I	100,805	58,613	(17,731)	7,104	148,791	-	(3,181)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	133,754	80,346	(27,320)	11,303	198,083	-	(795)	-
Voya Multi-Manager International Equity Fund - Class I	319,625	183,083	(42,982)	7,117	466,843	-	(4,258)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	340,848	237,584	(94,413)	11,899	495,918	-	(1,239)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	165,603	83,130	(72,160)	21,510	198,083	-	(17,064)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	66,798	22,479	(41,761)	2,116	49,632	-	(4,065)	-
Voya Small Company Portfolio - Class I	133,474	81,008	(24,360)	8,264	198,386	-	(1,444)	-
Voya U.S. Bond Index Portfolio - Class I	100,839	318,762	(173,151)	3,510	249,960	-	1,524	-
Voya U.S. Stock Index Portfolio - Class I	167,152	129,871	(57,050)	6,386	246,359	-	(3,664)	-
VY® Clarion Global Real Estate Portfolio - Class I	50,406	28,908	(8,665)	3,816	74,465	-	254	-
VY® Clarion Real Estate Portfolio - Class I	51,432	28,908	(9,469)	3,933	74,804	-	484	-
VY® Invesco Comstock Portfolio - Class I	148,220	92,376	(21,610)	3,857	222,843	-	(1,832)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	226,134	133,540	(34,405)	8,873	334,142	-	(20)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	216,571	137,378	(27,525)	(5,189)	321,235	-	(1,751)	-
	$3,186,560	$2,233,153	$(839,651)	$121,080	$4,701,142	$2,763	$(47,784)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
48,341	iShares Barclays 20+ Year Treasury Bond Fund	$6,313,818	1.0
126,650	iShares Russell 1000 Value Index Fund	12,514,287	2.0
60,838	SPDR Trust Series 1	12,505,859	2.0

	Total Exchange-Traded Funds
	(Cost $30,669,328)	31,333,964	5.0

MUTUAL FUNDS: 94.7%
	Affiliated Investment Companies: 93.7%
1,342,660	Voya Emerging Markets Index Portfolio - Class I	12,567,297	2.0
1,134,679	Voya Floating Rate Fund - Class I	11,006,385	1.7
1,405,909	Voya Intermediate Bond Fund - Class R6	14,171,561	2.2
5,242,080	Voya International Core Fund - Class I	46,602,095	7.4
2,485,369	Voya International Index Portfolio - Class I	21,771,830	3.5
2,470,848	Voya Large Cap Growth Portfolio - Class I	46,896,703	7.5
3,251,273	Voya Large Cap Value Fund - Class R6	37,487,174	6.0
1,449,041	Voya MidCap Opportunities Portfolio - Class I	18,837,533	3.0
2,780,189	Voya Multi-Manager Emerging Markets Equity Fund - Class I	25,077,308	4.0
6,104,549	Voya Multi-Manager International Equity Fund - Class I	62,205,354	9.9
4,299,997	Voya Multi-Manager Large Cap Core Portfolio - Class I	62,564,956	10.0
3,397,172	Voya Multi-Manager Mid Cap Value Fund - Class I	34,481,296	5.5
580,963	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	15,709,228	2.5
1,259,593	Voya Small Company Portfolio - Class I	25,116,279	4.0
1,159,382	Voya U.S. Bond Index Portfolio - Class I	12,567,697	2.0
3,243,502	Voya U.S. Stock Index Portfolio - Class I	43,819,705	7.0
767,112	VY® Clarion Global Real Estate Portfolio - Class I	9,427,812	1.5
252,308	VY® Clarion Real Estate Portfolio - Class I	9,471,650	1.5
2,100,981	VY® Invesco Comstock Portfolio - Class I	31,346,633	5.0
575,377	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	46,922,024	7.5
		588,050,520	93.7

	Unaffiliated Investment Companies: 1.0%
1,377,945	@ Credit Suisse Commodity Return Strategy Fund - Class I	6,255,871	1.0

	Total Mutual Funds
	(Cost $627,602,882)	594,306,391	94.7

	Total Investments in Securities (Cost $658,272,210)	$625,640,355	99.7
	Assets in Excess of Other Liabilities	1,589,799	0.3
	Net Assets	$627,230,154	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $664,581,794.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,413,538
Gross Unrealized Depreciation	(47,354,977)

Net Unrealized Depreciation	$(38,941,439)

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$31,333,964	$–	$–	$31,333,964
Mutual Funds	594,306,391	–	–	594,306,391
Total Investments, at fair value	$625,640,355	$–	$–	$625,640,355
Liabilities Table
Other Financial Instruments+
Futures	$(404,018)	$–	$–	$(404,018)
Total Liabilities	$(404,018)	$–	$–	$(404,018)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$12,508,562	$808,203	$(1,968,206)	$1,218,738	$12,567,297	$-	$(469,536)	$-
Voya Floating Rate Fund - Class I	11,534,895	913,683	(1,582,073)	139,880	11,006,385	106,981	(95,914)	-
Voya Intermediate Bond Fund - Class R6	14,916,903	1,183,228	(2,240,760)	312,190	14,171,561	104,216	(47,733)	-
Voya International Core Fund - Class I	48,682,468	1,449,092	(2,364,022)	(1,165,443)	46,602,095	-	(22,237)	-
Voya International Index Portfolio - Class I	22,602,274	921,400	(1,237,706)	(514,138)	21,771,830	-	(144,874)	-
Voya Large Cap Growth Portfolio - Class I	49,356,685	995,925	(2,308,149)	(1,147,758)	46,896,703	-	497,191	-
Voya Large Cap Value Fund - Class R6	38,510,566	1,989,112	(2,953,300)	(59,204)	37,487,174	-	(400,950)	-
Voya MidCap Opportunities Portfolio - Class I	19,667,524	378,668	(1,371,725)	163,066	18,837,533	-	(18,868)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	25,404,950	1,623,652	(3,388,702)	1,437,408	25,077,308	-	(653,950)	-
Voya Multi-Manager International Equity Fund - Class I	64,886,708	1,567,207	(3,315,416)	(933,145)	62,205,354	-	(167,086)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	64,917,522	2,082,068	(4,413,136)	(21,498)	62,564,956	-	152,225	-
Voya Multi-Manager Mid Cap Value Fund - Class I	35,477,328	1,452,318	(4,044,853)	1,596,503	34,481,296	-	(887,009)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	16,258,347	652,248	(1,192,364)	(9,003)	15,709,228	-	111,343	-
Voya Small Company Portfolio - Class I	26,155,720	981,676	(2,328,459)	307,342	25,116,279	-	(40,130)	-
Voya U.S. Bond Index Portfolio - Class I	13,070,537	19,996,485	(20,768,625)	269,300	12,567,697	-	84,473	-
Voya U.S. Stock Index Portfolio - Class I	45,631,486	6,900,709	(10,219,316)	1,506,826	43,819,705	-	(1,601,158)	-
VY® Clarion Global Real Estate Portfolio - Class I	9,793,080	177,697	(961,204)	418,239	9,427,812	-	(15,400)	-
VY® Clarion Real Estate Portfolio - Class I	9,998,583	177,697	(940,025)	235,395	9,471,650	-	221,896	-
VY® Invesco Comstock Portfolio - Class I	32,014,093	1,748,278	(1,972,846)	(442,892)	31,346,633	-	(59,040)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	49,323,932	2,524,142	(2,027,754)	(2,898,296)	46,922,024	-	400,811	-
	$610,712,163	$48,523,488	$(71,598,641)	$413,510	$588,050,520	$211,197	$(3,155,946)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2016, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	96	06/21/16	$12,517,500	$(21,179)
			$12,517,500	$(21,179)
Short Contracts
S&P Mid 400 E-Mini	(87)	06/17/16	(12,538,440)	(382,839)
			$(12,538,440)	$(382,839)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$21,179
Equity contracts	Futures contracts	382,839
Total Liability Derivatives		$404,018

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
218	iShares Barclays 20+ Year Treasury Bond Fund	$28,473	1.0
570	iShares Russell 1000 Value Index Fund	56,322	2.0
274	SPDR Trust Series 1	56,323	2.0

	Total Exchange-Traded Funds (Cost $138,688)	141,118	5.0

MUTUAL FUNDS: 95.0%
	Affiliated Investment Companies: 94.0%
6,045	Voya Emerging Markets Index Portfolio - Class I	56,582	2.0
5,108	Voya Floating Rate Fund - Class I	49,545	1.8
6,329	Voya Intermediate Bond Fund - Class R6	63,796	2.3
23,602	Voya International Core Fund - Class I	209,824	7.5
11,184	Voya International Index Portfolio - Class I	97,969	3.5
11,125	Voya Large Cap Growth Portfolio - Class I	211,151	7.5
14,638	Voya Large Cap Value Fund - Class R6	168,779	6.0
6,524	Voya MidCap Opportunities Portfolio - Class I	84,815	3.0
12,518	Voya Multi-Manager Emerging Markets Equity Fund - Class I	112,910	4.0
27,486	Voya Multi-Manager International Equity Fund - Class I	280,078	9.9
19,361	Voya Multi-Manager Large Cap Core Portfolio - Class I	281,704	10.0
12,515	Voya Multi-Manager Mid Cap Value Fund - Class I	127,023	4.5
1,569	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	42,437	1.5
5,671	Voya Small Company Portfolio - Class I	113,085	4.0
10,449	Voya U.S. Bond Index Portfolio - Class I	113,267	4.0
14,603	Voya U.S. Stock Index Portfolio - Class I	197,289	7.0
3,454	VY® Clarion Global Real Estate Portfolio - Class I	42,448	1.5
1,136	VY® Clarion Real Estate Portfolio - Class I	42,644	1.5
9,460	VY® Invesco Comstock Portfolio - Class I	141,137	5.0
2,591	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	211,271	7.5
		2,647,754	94.0

	Unaffiliated Investment Companies: 1.0%
6,203	@ Credit Suisse Commodity Return Strategy Fund - Class I	28,162	1.0

	Total Mutual Funds (Cost $2,636,974)	2,675,916	95.0

	Total Investments in Securities (Cost $2,775,662)	$2,817,034	100.0
	Assets in Excess of Other Liabilities	1,407	–
	Net Assets	$2,818,441	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $2,832,143.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$47,491
Gross Unrealized Depreciation	(62,600)

Net Unrealized Depreciation	$(15,109)

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$141,118	$–	$–	$141,118
Mutual Funds	2,675,916	–	–	2,675,916
Total Investments, at fair value	$2,817,034	$–	$–	$2,817,034

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$32,383	$26,023	$(7,308)	$5,484	$56,582	$-	$(1,166)	$-
Voya Floating Rate Fund - Class I	29,581	24,461	(5,148)	651	49,545	363	(269)	-
Voya Intermediate Bond Fund - Class R6	38,274	31,613	(7,124)	1,033	63,796	354	(81)	-
Voya International Core Fund - Class I	125,717	94,173	(14,008)	3,942	209,824	-	(2,826)	-
Voya International Index Portfolio - Class I	58,422	69,711	(32,004)	1,840	97,969	-	(3,036)	-
Voya Large Cap Growth Portfolio - Class I	127,012	93,531	(13,338)	3,946	211,151	-	(1,166)	-
Voya Large Cap Value Fund - Class R6	105,544	99,017	(39,806)	4,024	168,779	-	(2,160)	-
Voya MidCap Opportunities Portfolio - Class I	50,639	37,300	(7,329)	4,205	84,815	-	(1,481)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	65,514	52,403	(13,146)	8,139	112,910	-	(1,598)	-
Voya Multi-Manager International Equity Fund - Class I	167,504	124,473	(18,151)	6,252	280,078	-	(3,241)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	174,565	153,443	(53,465)	7,161	281,704	-	(298)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	91,602	58,825	(35,923)	12,519	127,023	-	(8,663)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	41,943	20,595	(21,888)	1,787	42,437	-	(2,024)	-
Voya Small Company Portfolio - Class I	67,095	51,105	(11,109)	5,994	113,085	-	(1,373)	-
Voya U.S. Bond Index Portfolio - Class I	35,276	167,902	(91,491)	1,580	113,267	-	976	-
Voya U.S. Stock Index Portfolio - Class I	117,677	84,471	(12,438)	7,579	197,289	-	(1,884)	-
VY® Clarion Global Real Estate Portfolio - Class I	25,360	18,566	(3,968)	2,490	42,448	-	(117)	-
VY® Clarion Real Estate Portfolio - Class I	25,893	18,566	(4,171)	2,356	42,644	-	271	-
VY® Invesco Comstock Portfolio - Class I	82,695	64,698	(9,833)	3,577	141,137	-	(1,566)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	127,011	98,194	(12,775)	(1,159)	211,271	-	(1,592)	-
	$1,589,707	$1,389,070	$(414,423)	$83,400	$2,647,754	$717	$(33,294)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.7%
7,428	iShares Barclays 20+ Year Treasury Bond Fund	$970,171	0.7
25,915	iShares Russell 1000 Value Index Fund	2,560,661	2.0
12,464	SPDR Trust Series 1	2,562,100	2.0

	Total Exchange-Traded Funds (Cost $5,964,232)	6,092,932	4.7

MUTUAL FUNDS: 95.1%
	Affiliated Investment Companies: 94.1%
275,346	Voya Emerging Markets Index Portfolio - Class I	2,577,241	2.0
288,308	Voya Intermediate Bond Fund - Class R6	2,906,145	2.3
1,075,047	Voya International Core Fund - Class I	9,557,168	7.4
509,691	Voya International Index Portfolio - Class I	4,464,889	3.5
506,714	Voya Large Cap Growth Portfolio - Class I	9,617,438	7.5
666,961	Voya Large Cap Value Fund - Class R6	7,690,063	6.0
297,163	Voya MidCap Opportunities Portfolio - Class I	3,863,117	3.0
570,149	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,142,745	4.0
1,251,916	Voya Multi-Manager International Equity Fund - Class I	12,757,023	9.9
881,991	Voya Multi-Manager Large Cap Core Portfolio - Class I	12,832,964	10.0
696,677	Voya Multi-Manager Mid Cap Value Fund - Class I	7,071,274	5.5
119,141	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	3,221,577	2.5
258,310	Voya Small Company Portfolio - Class I	5,150,705	4.0
238,085	Voya U.S. Bond Index Portfolio - Class I	2,580,844	2.0
855,122	Voya U.S. Stock Index Portfolio - Class I	11,552,692	9.0
157,315	VY® Clarion Global Real Estate Portfolio - Class I	1,933,405	1.5
51,741	VY® Clarion Real Estate Portfolio - Class I	1,942,361	1.5
430,860	VY® Invesco Comstock Portfolio - Class I	6,428,431	5.0
117,998	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	9,622,769	7.5
		120,912,851	94.1

	Unaffiliated Investment Companies: 1.0%
282,318	@ Credit Suisse Commodity Return Strategy Fund - Class I	1,281,724	1.0

	Total Mutual Funds (Cost $131,534,563)	122,194,575	95.1

	Total Investments in Securities (Cost $137,498,795)	$128,287,507	99.8
	Assets in Excess of Other Liabilities	245,856	0.2
	Net Assets	$128,533,363	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $139,463,222.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$513,913
Gross Unrealized Depreciation	(11,689,628)

Net Unrealized Depreciation	$(11,175,715)

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,092,932	$–	$–	$6,092,932
Mutual Funds	122,194,575	–	–	122,194,575
Total Investments, at fair value	$128,287,507	$–	$–	$128,287,507
Liabilities Table
Other Financial Instruments+
Futures	$(83,403)	$–	$–	$(83,403)
Total Liabilities	$(83,403)	$–	$–	$(83,403)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,482,539	$260,907	$(424,424)	$258,219	$2,577,241	$-	$(102,646)	$-
Voya Intermediate Bond Fund - Class R6	2,939,607	376,410	(473,093)	63,221	2,906,145	20,749	(10,209)	-
Voya International Core Fund - Class I	9,621,776	716,149	(660,926)	(119,831)	9,557,168	-	(99,948)	-
Voya International Index Portfolio - Class I	4,470,245	1,623,295	(1,723,216)	94,565	4,464,889	-	(284,504)	-
Voya Large Cap Growth Portfolio - Class I	9,739,815	658,963	(611,570)	(169,770)	9,617,438	-	58,417	-
Voya Large Cap Value Fund - Class R6	7,699,454	695,321	(714,781)	10,069	7,690,063	-	(91,984)	-
Voya MidCap Opportunities Portfolio - Class I	3,880,959	248,633	(354,998)	88,523	3,863,117	-	(50,807)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,009,401	552,206	(733,896)	315,034	5,142,745	-	(144,544)	-
Voya Multi-Manager International Equity Fund - Class I	12,817,117	884,760	(788,692)	(156,162)	12,757,023	-	(40,722)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	12,973,510	1,027,805	(1,195,867)	27,516	12,832,964	-	19,084	-
Voya Multi-Manager Mid Cap Value Fund - Class I	7,002,864	598,504	(935,577)	405,483	7,071,274	-	(247,934)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	3,208,924	270,805	(262,351)	4,199	3,221,577	-	24,148	-
Voya Small Company Portfolio - Class I	5,159,922	423,259	(551,483)	119,007	5,150,705	-	(52,530)	-
Voya U.S. Bond Index Portfolio - Class I	2,622,075	5,434,646	(5,529,958)	54,081	2,580,844	-	28,155	-
Voya U.S. Stock Index Portfolio - Class I	11,567,479	1,940,924	(2,316,099)	360,388	11,552,692	-	(332,178)	-
VY® Clarion Global Real Estate Portfolio - Class I	1,948,269	124,317	(228,765)	89,584	1,933,405	-	(5,653)	-
VY® Clarion Real Estate Portfolio - Class I	1,968,763	124,316	(197,036)	46,318	1,942,361	-	49,546	-
VY® Invesco Comstock Portfolio - Class I	6,319,628	628,213	(446,643)	(72,767)	6,428,431	-	(14,117)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	9,730,542	937,977	(501,555)	(544,195)	9,622,769	-	59,422	-
	$121,162,889	$17,527,410	$(18,650,930)	$873,482	$120,912,851	$20,749	$(1,239,004)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2016, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	20	06/21/16	$2,607,813	$(4,195)
			$2,607,813	$(4,195)
Short Contracts
S&P Mid 400 E-Mini	(18)	06/17/16	(2,594,160)	(79,208)
			$(2,594,160)	$(79,208)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$4,195
Equity contracts	Futures contracts	79,208
Total Liability Derivatives		$83,403

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.7%
66	iShares Barclays 20+ Year Treasury Bond Fund	$8,620	0.7
230	iShares Russell 1000 Value Index Fund	22,726	2.0
110	SPDR Trust Series 1	22,612	2.0

	Total Exchange-Traded Funds (Cost $52,747)	53,958	4.7

MUTUAL FUNDS: 95.3%
	Affiliated Investment Companies: 94.3%
2,449	Voya Emerging Markets Index Portfolio - Class I	22,919	2.0
2,564	Voya Intermediate Bond Fund - Class R6	25,843	2.3
9,561	Voya International Core Fund - Class I	84,995	7.5
4,531	Voya International Index Portfolio - Class I	39,692	3.5
4,506	Voya Large Cap Growth Portfolio - Class I	85,529	7.5
5,939	Voya Large Cap Value Fund - Class R6	68,477	6.0
2,643	Voya MidCap Opportunities Portfolio - Class I	34,354	3.0
5,070	Voya Multi-Manager Emerging Markets Equity Fund - Class I	45,735	4.0
11,134	Voya Multi-Manager International Equity Fund - Class I	113,452	10.0
7,850	Voya Multi-Manager Large Cap Core Portfolio - Class I	114,216	10.0
5,069	Voya Multi-Manager Mid Cap Value Fund - Class I	51,452	4.5
636	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	17,189	1.5
2,297	Voya Small Company Portfolio - Class I	45,806	4.0
4,244	Voya U.S. Bond Index Portfolio - Class I	46,004	4.0
7,601	Voya U.S. Stock Index Portfolio - Class I	102,691	9.0
1,399	VY® Clarion Global Real Estate Portfolio - Class I	17,194	1.5
460	VY® Clarion Real Estate Portfolio - Class I	17,273	1.5
3,832	VY® Invesco Comstock Portfolio - Class I	57,168	5.0
1,049	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	85,578	7.5
		1,075,567	94.3

	Unaffiliated Investment Companies: 1.0%
2,501	@ Credit Suisse Commodity Return Strategy Fund - Class I	11,353	1.0

	Total Mutual Funds (Cost $1,067,569)	1,086,920	95.3

	Total Investments in Securities (Cost $1,120,316)	$1,140,878	100.0
	Assets in Excess of Other Liabilities	321	–
	Net Assets	$1,141,199	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,129,927.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$22,214
Gross Unrealized Depreciation	(11,263)

Net Unrealized Appreciation	$10,951

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$53,958	$–	$–	$53,958
Mutual Funds	1,086,920	–	–	1,086,920
Total Investments, at fair value	$1,140,878	$–	$–	$1,140,878

Transactions with Affiliates

An investment of at least 5% of common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,624	$10,944	$(3,400)	$1,751	$22,919	$-	$114	$-
Voya Intermediate Bond Fund - Class R6	15,409	13,945	(3,912)	401	25,843	149	-	-
Voya International Core Fund - Class I	50,472	41,764	(8,253)	1,012	84,995	-	(264)	-
Voya International Index Portfolio - Class I	23,435	30,683	(14,830)	404	39,692	-	(850)	-
Voya Large Cap Growth Portfolio - Class I	50,215	41,823	(7,506)	997	85,529	-	485	-
Voya Large Cap Value Fund - Class R6	41,068	43,776	(18,199)	1,832	68,477	-	(809)	-
Voya MidCap Opportunities Portfolio - Class I	20,351	16,515	(4,335)	1,823	34,354	-	(556)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	27,048	22,446	(6,479)	2,720	45,735	-	184	-
Voya Multi-Manager International Equity Fund - Class I	68,006	54,925	(11,291)	1,812	113,452	-	(249)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	68,064	67,451	(24,426)	3,127	114,216	-	70	-
Voya Multi-Manager Mid Cap Value Fund - Class I	37,317	25,796	(17,191)	5,530	51,452	-	(3,712)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	16,838	9,373	(9,829)	807	17,189	-	(836)	-
Voya Small Company Portfolio - Class I	27,010	22,546	(5,752)	2,002	45,806	-	77	-
Voya U.S. Bond Index Portfolio - Class I	13,538	84,868	(52,981)	579	46,004	-	400	-
Voya U.S. Stock Index Portfolio - Class I	60,709	56,810	(17,479)	2,651	102,691	-	(52)	-
VY® Clarion Global Real Estate Portfolio - Class I	10,187	8,208	(2,286)	1,085	17,194	-	(5)	-
VY® Clarion Real Estate Portfolio - Class I	10,365	8,208	(2,217)	917	17,273	-	278	-
VY® Invesco Comstock Portfolio - Class I	34,063	27,802	(5,688)	991	57,168	-	(1)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	50,469	43,961	(7,828)	(1,024)	85,578	-	162	-
	$638,188	$631,844	$(223,882)	$29,417	$1,075,567	$149	$(5,564)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Consumer Discretionary: 7.8%
15,457		Advance Auto Parts, Inc.	$2,478,375	0.9
21,420		Carnival Corp.	1,130,333	0.4
8,738		Cavco Industries, Inc.	816,654	0.3
32,927		Century Communities, Inc.	562,064	0.2
102,433		ClubCorp Holdings, Inc.	1,438,159	0.5
61,681		CST Brands, Inc.	2,361,766	0.8
21,095		Culp, Inc.	553,111	0.2
16,235	L	Destination Maternity Corp.	111,047	0.0
7,705		Entercom Communications Corp.	81,519	0.0
165,598		Entravision Communications Corp.	1,232,049	0.4
44,148		Honda Motor Co., Ltd. ADR	1,207,006	0.4
28,090		Malibu Boats, Inc.	460,676	0.2
15,506		MarineMax, Inc.	301,902	0.1
21,341		Mattel, Inc.	717,484	0.3
29,590		MCBC Holdings, Inc.	416,627	0.2
3,821	L	Nexstar Broadcasting Group, Inc.	169,156	0.1
25,509	L	Peak Resorts, Inc.	86,731	0.0
18,384		Penske Auto Group, Inc.	696,754	0.2
75,959		Pulte Group, Inc.	1,421,193	0.5
11,710		Ralph Lauren Corp.	1,127,205	0.4
16,571		Red Robin Gourmet Burgers, Inc.	1,068,332	0.4
10,033		Stoneridge, Inc.	146,080	0.1
11,140		Target Corp.	916,599	0.3
9,051		Tenneco, Inc.	466,217	0.2
21,539		Thor Industries, Inc.	1,373,542	0.5
2,363		Tower International, Inc.	64,274	0.0
15,169		Townsquare Media, Inc.	170,045	0.1
4,379		Tupperware Corp.	253,894	0.1
			21,828,794	7.8

		Consumer Staples: 6.3%
61,961		ConAgra Foods, Inc.	2,764,700	1.0
10,185		Energizer Holdings, Inc.	412,594	0.1
12,165	L	Fresh Market, Inc.	347,068	0.1
29,075		General Mills, Inc.	1,841,901	0.6
49,247	L	Inventure Foods, Inc.	278,246	0.1
14,581		JM Smucker Co.	1,893,197	0.7
21,115		Kellogg Co.	1,616,353	0.6
68,925		Mondelez International, Inc.	2,765,271	1.0
125,932		Sysco Corp.	5,884,802	2.1
			17,804,132	6.3

		Energy: 9.0%
28,788		Aegean Marine Petroleum Network, Inc.	217,925	0.1
37,965		Anadarko Petroleum Corp.	1,768,030	0.6
46,069		Ardmore Shipping Corp.	389,283	0.1
12,082		Cameron International Corp.	810,098	0.3
10,088	L	Carrizo Oil & Gas, Inc.	311,921	0.1
18,031		Cimarex Energy Co.	1,753,875	0.6
9,806		Delek US Holdings, Inc.	149,444	0.0
47,237		Devon Energy Corp.	1,296,183	0.5
8,282		Dril-Quip, Inc.	501,558	0.2
50,502		EQT Corp.	3,396,765	1.2
18,190	L	Euronav NV	186,266	0.1
63,099		FMC Technologies, Inc.	1,726,389	0.6
34,707	@	Forum Energy Technologies, Inc.	458,132	0.2
5,571		Frank's International N.V.	91,810	0.0
30,402		Helmerich & Payne, Inc.	1,785,205	0.6
105,657		Imperial Oil Ltd.	3,529,900	1.3
17,137		Matrix Service Co.	303,325	0.1
88,735		Noble Energy, Inc.	2,787,166	1.0
41,988		Occidental Petroleum Corp.	2,873,239	1.0
3,863		PDC Energy, Inc.	229,655	0.1
4,519		Pioneer Natural Resources Co.	636,004	0.2
39,113		Scorpio Tankers, Inc.	228,029	0.1
			25,430,202	9.0

		Financials: 28.4%
16,672		Aflac, Inc.	1,052,670	0.4
41,278		Allied World Assurance Co. Holdings Ltd.	1,442,253	0.5
17,006		Allstate Corp.	1,145,694	0.4
13,389		Apollo Commercial Real Estate Finance, Inc.	218,241	0.1
42,588	L	Ares Management L.P.	655,855	0.2
46,991		Armada Hoffler Properties, Inc.	528,649	0.2
28,303	@	Atlas Financial Holdings, Inc.	513,416	0.2
23,316		Bank of Hawaii Corp.	1,592,016	0.6
23,878		Bank of the Ozarks, Inc.	1,002,160	0.4
30,731		BankUnited, Inc.	1,058,376	0.4
43,997		BB&T Corp.	1,463,780	0.5
14,423		Blackstone Mortgage Trust, Inc.	387,402	0.1
65,074		Boston Private Financial Holdings, Inc.	745,097	0.3
5,725		Boston Properties, Inc.	727,533	0.3
48,462		Brown & Brown, Inc.	1,734,940	0.6
38,921	L	Capital Bank Financial Corp.	1,200,713	0.4
144,434		Capitol Federal Financial, Inc.	1,915,195	0.7
22,807		CBL & Associates Properties, Inc.	271,403	0.1
18,283		Chatham Lodging Trust	391,805	0.1
24,198		Chubb Ltd.	2,883,192	1.0
26,048		Comerica, Inc.	986,438	0.3
50,631		Commerce Bancshares, Inc.	2,275,863	0.8
49,225		Compass Diversified Trust	770,371	0.3
67,223		Corrections Corp. of America	2,154,497	0.8
16,873		CVB Financial Corp.	294,434	0.1

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
26,375		DiamondRock Hospitality Co.	$266,915	0.1
3,024		Eagle Bancorp, Inc.	145,152	0.0
13,795		Easterly Government Properties, Inc.	255,483	0.1
62,360		Empire State Realty Trust, Inc.	1,093,171	0.4
17,946		Endurance Specialty Holdings Ltd.	1,172,592	0.4
4,496		EPR Properties	299,524	0.1
16,232		FCB Financial Holdings, Inc.	539,876	0.2
33,526		First Financial Bankshares, Inc.	991,699	0.3
21,786		First Industrial Realty Trust, Inc.	495,414	0.2
33,365		Franklin Resources, Inc.	1,302,903	0.5
4,697		Healthcare Realty Trust, Inc.	145,090	0.0
8,345		Home Bancshares, Inc.	341,728	0.1
84,565		Host Hotels & Resorts, Inc.	1,412,235	0.5
5,445		Infinity Property & Casualty Corp.	438,322	0.2
10,473		James River Group Holdings Ltd.	337,859	0.1
34,631		Kite Realty Group Trust	959,625	0.3
39,313		LegacyTexas Financial Group, Inc.	772,500	0.3
59,758		Lexington Realty Trust	513,919	0.2
18,977		M&T Bank Corp.	2,106,447	0.7
22,716	@	Markit Ltd.	803,011	0.3
42,331		Medical Properties Trust, Inc.	549,456	0.2
25,760		Metlife, Inc.	1,131,894	0.4
21,883		MFA Mortgage Investments, Inc.	149,899	0.0
13,493		New Residential Investment Corp.	156,924	0.1
95,900		Northern Trust Corp.	6,249,803	2.2
25,442		Outfront Media, Inc.	536,826	0.2
14,277		PacWest Bancorp	530,391	0.2
112,754		Piedmont Office Realty Trust, Inc.	2,290,034	0.8
22,718		PNC Financial Services Group, Inc.	1,921,261	0.7
20,748		ProAssurance Corp.	1,049,849	0.4
24,825		Reinsurance Group of America, Inc.	2,389,406	0.8
9,264		Rexford Industrial Realty, Inc.	168,234	0.1
11,762		RLJ Lodging Trust	269,115	0.1
7,099		Rouse Properties, Inc.	130,480	0.0
24,510		Sabra Healthcare REIT, Inc.	492,406	0.2
5,109		ServisFirst Bancshares, Inc.	226,840	0.1
28,886		Southside Bancshares, Inc.	753,058	0.3
27,493		State Street Corp.	1,608,890	0.6
34,164		Summit Hotel Properties, Inc.	408,943	0.1
14,052		Sunstone Hotel Investors, Inc.	196,728	0.1
29,753		SunTrust Bank	1,073,488	0.4
18,064		T. Rowe Price Group, Inc.	1,326,981	0.5
22,197		Texas Capital Bancshares, Inc.	851,921	0.3
15,125		Torchmark Corp.	819,170	0.3
3,446		Travelers Cos., Inc.	402,183	0.1
58,811		Two Harbors Investment Corp.	466,959	0.2
50,987		UMB Financial Corp.	2,632,459	0.9
56,520		Unum Group	1,747,598	0.6
23,042		Urstadt Biddle Properties, Inc.	482,730	0.2
15,620		Validus Holdings Ltd.	737,108	0.3
8,066		Washington Real Estate Investment Trust	235,608	0.1
47,740	L	Westamerica Bancorp.	2,325,415	0.8
116,225		Weyerhaeuser Co.	3,600,651	1.3
			79,718,166	28.4

		Health Care: 7.8%
34,133		Abbott Laboratories	1,427,783	0.5
23,109		AMN Healthcare Services, Inc.	776,693	0.3
67,361		Baxter International, Inc.	2,767,190	1.0
8,367		Becton Dickinson & Co.	1,270,278	0.5
115,499		Boston Scientific Corp.	2,172,536	0.8
25,002		Haemonetics Corp.	874,570	0.3
58,642		LifePoint Hospitals, Inc.	4,060,959	1.4
42,584		PharMerica Corp.	941,532	0.3
9,196		Providence Service Corp.	469,640	0.2
32,586		Quest Diagnostics, Inc.	2,328,270	0.8
10,406		Utah Medical Products, Inc.	650,791	0.2
39,139		Zimmer Biomet Holdings, Inc.	4,173,392	1.5
			21,913,634	7.8

		Industrials: 14.0%
33,537		ADT Corp.	1,383,737	0.5
15,917		Albany International Corp.	598,320	0.2
27,392	@	Babcock & Wilcox Enterprises, Inc.	586,189	0.2
17,946		Brink's Co.	602,806	0.2
48,780		Clean Harbors, Inc.	2,406,805	0.9
32,198		Continental Building Products, Inc.	597,595	0.2
25,294	@	CSW Industrials, Inc.	796,761	0.3
84,306		CSX Corp.	2,170,879	0.8
1,857		Cubic Corp.	74,206	0.0
4,712		Deluxe Corp.	294,453	0.1
25,166		DXP Enterprises, Inc.	441,915	0.2
23,562		Dynamic Materials Corp.	152,682	0.1
28,436		Emerson Electric Co.	1,546,350	0.6
6,618		EnerSys	368,755	0.1
9,119		EnPro Industries, Inc.	525,984	0.2
10,842		Global Brass & Copper Holdings, Inc.	270,508	0.1

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
25,658		Graham Corp.	$510,851	0.2
124,591	L	Heartland Express, Inc.	2,311,163	0.8
16,661		Hubbell, Inc.	1,764,900	0.6
84,639	L	Innerworkings, Inc.	672,880	0.2
80,618		Koninklijke Philips NV	2,296,274	0.8
6,327		Marten Transport Ltd.	118,441	0.0
7,030		MSC Industrial Direct Co.	536,459	0.2
26,475		Multi-Color Corp.	1,412,441	0.5
29,468		NCI Building Systems, Inc.	418,445	0.1
10,399		On Assignment, Inc.	383,931	0.1
30,079		Oshkosh Corp.	1,229,329	0.4
10,114		Parker Hannifin Corp.	1,123,463	0.4
75,400		PGT, Inc.	741,936	0.3
30,683		Raven Industries, Inc.	491,542	0.2
94,065		Republic Services, Inc.	4,482,197	1.6
11,185		Rockwell Automation, Inc.	1,272,294	0.5
49,463		Textron, Inc.	1,803,421	0.6
112,161		Tyco International Plc	4,117,430	1.5
6,892		Valmont Industries, Inc.	853,505	0.3
			39,358,847	14.0

		Information Technology: 8.6%
176,958		Applied Materials, Inc.	3,747,970	1.3
33,434	L	BroadSoft, Inc.	1,349,062	0.5
94,136		Cypress Semiconductor Corp.	815,218	0.3
83,836		EVERTEC, Inc.	1,172,027	0.4
99,265		Exar Corp.	570,774	0.2
10,217		Ingram Micro, Inc.	366,892	0.1
79,815	@	Keysight Technologies, Inc.	2,214,068	0.8
69,360		Kulicke & Soffa Industries, Inc.	785,155	0.3
13,765		Lam Research Corp.	1,136,989	0.4
71,109		Maxim Integrated Products	2,615,389	0.9
52,041		Mentor Graphics Corp.	1,057,994	0.4
10,560		Microchip Technology, Inc.	508,992	0.2
15,357		SanDisk Corp.	1,168,361	0.4
25,172		Semtech Corp.	553,532	0.2
71,986		Silicon Graphics International Corp.	512,540	0.2
33,438		TE Connectivity Ltd.	2,070,481	0.7
99,686		Teradyne, Inc.	2,152,221	0.8
48,463		VeriFone Holdings, Inc.	1,368,595	0.5
			24,166,260	8.6

		Materials: 4.7%
15,784		Bemis Co., Inc.	817,296	0.3
33,901		Berry Plastics Group, Inc.	1,225,521	0.4
3,433		Chase Corp.	180,541	0.1
6,922	L	Compass Minerals International, Inc.	490,493	0.2
111,712		Graphic Packaging Holding Co.	1,435,499	0.5
17,417		Innophos Holdings, Inc.	538,359	0.2
19,453		Innospec, Inc.	843,482	0.3
56,997		KapStone Paper and Packaging Corp.	789,408	0.3
14,639		Minerals Technologies, Inc.	832,227	0.3
85,116		Multi Packaging Solutions International Ltd.	1,381,433	0.5
26,885		Nucor Corp.	1,271,661	0.4
40,187		Sonoco Products Co.	1,951,883	0.7
39,054		WestRock Co.	1,524,278	0.5
			13,282,081	4.7

		Telecommunication Services: 0.8%
73,833		CenturyLink, Inc.	2,359,703	0.8

		Utilities: 8.8%
11,626		Allete, Inc.	651,870	0.2
23,921		Ameren Corp.	1,198,442	0.4
25,529		Atmos Energy Corp.	1,895,784	0.7
5,618		Cleco Corp.	310,170	0.1
15,360		Consolidated Edison, Inc.	1,176,883	0.4
50,790		Edison International	3,651,293	1.3
7,971		El Paso Electric Co.	365,709	0.1
55,726		Great Plains Energy, Inc.	1,797,163	0.7
33,548		Laclede Group, Inc.	2,272,877	0.8
19,726		NorthWestern Corp.	1,218,080	0.4
58,108		PG&E Corp.	3,470,210	1.3
5,249		Southwest Gas Corp.	345,647	0.1
68,870		Westar Energy, Inc.	3,416,641	1.2
71,657		Xcel Energy, Inc.	2,996,696	1.1
			24,767,465	8.8

	Total Common Stock (Cost $259,105,468)		270,629,284	96.2

EXCHANGE-TRADED FUNDS: 2.0%
1,618		iShares Russell 2000 Value Index Fund	150,814	0.1
75,304		iShares Russell Midcap Value Index Fund	5,341,313	1.9

	Total Exchange-Traded Funds (Cost $5,046,126)		5,492,127	2.0

	Total Long-Term Investments (Cost $264,151,594)		276,121,411	98.2

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	Securities Lending Collateralcc: 2.6%
1,767,430	Bank of Nova Scotia, Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $1,767,445, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-4.500%, Market Value plus accrued interest $1,802,795, due 04/15/17-03/01/46)	$1,767,430	0.6
1,767,430	Cantor Fitzgerald, Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $1,767,447, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,802,779, due 04/25/16-01/20/66)	1,767,430	0.6
1,767,430	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $1,767,446, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $1,802,779, due 04/01/16-02/20/61)	1,767,430	0.6
372,018	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $372,022, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $379,458, due 05/31/16-09/09/49)	372,018	0.2
1,767,430	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $1,767,447, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $1,802,779, due 08/15/17-02/15/44)	1,767,430	0.6
		7,441,738	2.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
5,579,969	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%†† (Cost $5,579,969)	5,579,969	2.0

	Total Short-Term Investments (Cost $13,021,707)	13,021,707	4.6

	Total Investments in Securities (Cost $277,173,301)	$289,143,118	102.8
	Liabilities in Excess of Other Assets	(7,906,649)	(2.8)
	Net Assets	$281,236,469	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $281,103,762.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$25,695,743
Gross Unrealized Depreciation	(17,656,387)

Net Unrealized Appreciation	$8,039,356

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$21,828,794	$–	$–	$21,828,794
Consumer Staples	17,804,132	–	–	17,804,132
Energy	25,430,202	–	–	25,430,202
Financials	79,718,166	–	–	79,718,166
Health Care	21,913,634	–	–	21,913,634
Industrials	37,062,573	2,296,274	–	39,358,847
Information Technology	24,166,260	–	–	24,166,260
Materials	13,282,081	–	–	13,282,081
Telecommunication Services	2,359,703	–	–	2,359,703
Utilities	24,767,465	–	–	24,767,465
Total Common Stock	268,333,010	2,296,274	–	270,629,284
Exchange-Traded Funds	5,492,127	–	–	5,492,127
Short-Term Investments	5,579,969	7,441,738	–	13,021,707
Total Investments, at fair value	$279,405,106	$9,738,012	$–	$289,143,118
Other Financial Instruments+
Forward Foreign Currency Contracts	–	2,070	–	2,070
Total Assets	$279,405,106	$9,740,082	$–	$289,145,188
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(87,677)	$–	$(87,677)
Total Liabilities	$–	$(87,677)	$–	$(87,677)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2016, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Morgan Stanley	Canadian Dollar	142,774	Buy	06/30/16	$107,870	$109,940	$2,070
							$2,070

Credit Suisse Group AG	Japanese Yen	81,563,495	Sell	06/30/16	$726,313	$726,685	$(372)
Morgan Stanley	Canadian Dollar	3,952,731	Sell	06/30/16	2,994,970	3,043,714	(48,744)
UBS AG	EU Euro	139,350	Sell	06/30/16	156,078	159,007	(2,929)
UBS AG	EU Euro	1,695,316	Sell	06/30/16	1,898,830	1,934,462	(35,632)
							$(87,677)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$2,070
Total Asset Derivatives		$2,070

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$87,677
Total Liability Derivatives		$87,677

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Consumer Discretionary: 34.1%
2,790,684	@	AO World PLC	$7,174,510	0.9
417,500		Bright Horizons Family Solutions, Inc.	27,045,650	3.4
570,000		Choice Hotels International, Inc.	30,808,500	3.8
200,000		ClubCorp Holdings, Inc.	2,808,000	0.4
350,000		Dick's Sporting Goods, Inc.	16,362,500	2.0
186,500		Interval Leisure Group, Inc.	2,693,060	0.3
761,383		Manchester United PLC - Class A	10,994,371	1.4
172,500		Marriott Vacations Worldwide Corp.	11,643,750	1.4
157,000		Morningstar, Inc.	13,858,390	1.7
277,679	@	Nord Anglia Education, Inc.	5,800,714	0.7
66,700		Panera Bread Co.	13,662,161	1.7
400,380		Penn National Gaming, Inc.	6,682,342	0.8
593,691		Pinnacle Entertainment, Inc.	20,838,554	2.6
485,000		Under Armour, Inc.	41,142,550	5.1
475,000		Vail Resorts, Inc.	63,507,500	7.9
			275,022,552	34.1

		Consumer Staples: 5.8%
192,000		Church & Dwight Co., Inc.	17,698,560	2.2
155,000		Performance Food Group Co.	3,619,250	0.4
495,792		Smart & Final Stores, Inc.	8,031,830	1.0
203,000		TreeHouse Foods, Inc.	17,610,250	2.2
			46,959,890	5.8

		Financials: 18.3%
17,500		Alexander's, Inc.	6,659,625	0.8
82,000		Alexandria Real Estate Equities, Inc.	7,452,980	0.9
115,000		American Assets Trust, Inc.	4,590,800	0.6
195,000		Arch Capital Group Ltd.	13,864,500	1.7
260,000		Artisan Partners Asset Management, Inc.	8,018,400	1.0
287,500		Carlyle Group L.P.	4,853,000	0.6
420,000		Cohen & Steers, Inc.	16,346,400	2.0
474,170		Douglas Emmett, Inc.	14,277,259	1.8
297,229		Financial Engines, Inc.	9,341,907	1.2
504,411		Gaming and Leisure Properties, Inc.	15,596,388	1.9
161,498		Moelis & Co.	4,559,089	0.6
208,000		MSCI, Inc. - Class A	15,408,640	1.9
160,000		Oaktree Capital Group, LLC	7,892,800	1.0
390,000		Primerica, Inc.	17,366,700	2.2
45,000		Virtu Financial, Inc.	994,950	0.1
			147,223,438	18.3

		Health Care: 9.1%
105,000		Bio-Techne Corp.	9,924,600	1.2
299,718		ConforMIS, Inc.	3,221,968	0.4
40,000		Edwards Lifesciences Corp.	3,528,400	0.5
244,400		Idexx Laboratories, Inc.	19,141,408	2.4
666,204		Inovalon Holdings, Inc.	12,338,098	1.5
40,233		Mettler Toledo International, Inc.	13,870,729	1.7
47,008		Neogen Corp.	2,366,853	0.3
130,000		West Pharmaceutical Services, Inc.	9,011,600	1.1
			73,403,656	9.1

		Industrials: 9.0%
175,000		Air Lease Corp.	5,621,000	0.7
157,000		CoStar Group, Inc.	29,542,690	3.7
305,000		Middleby Corp.	32,564,850	4.0
100,000		Trex Co., Inc.	4,793,000	0.6
			72,521,540	9.0

		Information Technology: 18.2%
239,000		Ansys, Inc.	21,380,940	2.7
300,448	@	Benefitfocus, Inc.	10,019,941	1.2
385,000		Booz Allen Hamilton Holding Corp.	11,657,800	1.4
85,000		Factset Research Systems, Inc.	12,880,050	1.6
387,000		Gartner, Inc.	34,578,450	4.3
165,000	@	Guidewire Software, Inc.	8,989,200	1.1
17,500		Littelfuse, Inc.	2,154,425	0.3
400,000		MAXIMUS, Inc.	21,056,000	2.6
385,000		SS&C Technologies Holdings, Inc.	24,416,700	3.0
			147,133,506	18.2

		Materials: 1.7%
402,000	@	Caesar Stone Sdot Yam Ltd.	13,808,700	1.7

		Telecommunication Services: 0.9%
921,311		Iridium Communications, Inc.	7,250,718	0.9

	Total Common Stock (Cost $382,900,176)		783,324,000	97.1

SHORT-TERM INVESTMENTS: 3.0%
		Mutual Funds: 3.0%
23,810,036		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%†† (Cost $23,810,036)	23,810,036	3.0

	Total Short-Term Investments (Cost $23,810,036)		23,810,036	3.0

	Total Investments in Securities (Cost $406,710,212)		$807,134,036	100.1
	Liabilities in Excess of Other Assets		(1,187,128)	(0.1)
	Net Assets		$805,946,908	100.0

††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Cost for federal income tax purposes is $408,430,112.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$413,975,916
Gross Unrealized Depreciation	(15,271,992)

Net Unrealized Appreciation	$398,703,924

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$783,324,000	$–	$–	$783,324,000
Short-Term Investments	23,810,036	–	–	23,810,036
Total Investments, at fair value	$807,134,036	$–	$–	$807,134,036

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 15.1%
54,077		ARAMARK Holdings Corp.	$1,791,030	0.5
85,735		CBS Corp. - Class B	4,723,141	1.4
84,210		Coach, Inc.	3,375,979	1.0
128,067		Comcast Corp. – Class A	7,822,332	2.3
56,268		Delphi Automotive PLC	4,221,225	1.3
100,285		Johnson Controls, Inc.	3,908,107	1.2
73,520	@	Liberty Global PLC - Class C	2,761,411	0.8
86,509		Lowe's Cos, Inc.	6,553,057	2.0
20,825		Marriott International, Inc.	1,482,324	0.4
21,480		McDonald's Corp.	2,699,607	0.8
33,630		McGraw-Hill Cos., Inc.	3,328,697	1.0
72,037		Michaels Cos, Inc.	2,014,875	0.6
57,580		Newell Rubbermaid, Inc.	2,550,218	0.8
31,935		PVH Corp.	3,163,481	1.0
			50,395,484	15.1

		Consumer Staples: 7.8%
85,241		CVS Health Corp.	8,842,049	2.7
31,760		Diageo PLC ADR	3,425,951	1.0
60,888		PepsiCo, Inc.	6,239,802	1.9
45,090		Philip Morris International, Inc.	4,423,780	1.3
35,647		Walgreens Boots Alliance, Inc.	3,002,904	0.9
			25,934,486	7.8

		Energy: 6.5%
140,447		Canadian Natural Resources Ltd.	3,792,069	1.1
49,171		Chevron Corp.	4,690,913	1.4
39,952		ConocoPhillips	1,608,867	0.5
21,170		EQT Corp.	1,423,894	0.4
72,445		Exxon Mobil Corp.	6,055,678	1.8
26,680		Noble Energy, Inc.	838,019	0.3
42,950		Schlumberger Ltd.	3,167,562	1.0
			21,577,002	6.5

		Financials: 16.4%
51,710		American Express Co.	3,174,994	1.0
30,915		American Tower Corp.	3,164,769	0.9
33,778		Aon PLC	3,528,112	1.1
75,896		Bank of New York Mellon Corp.	2,795,250	0.8
68,142		Berkshire Hathaway, Inc. – Class B	9,667,987	2.9
14,974		Blackrock, Inc.	5,099,695	1.5
213,236		Citigroup, Inc.	8,902,603	2.7
82,185		Invesco Ltd.	2,528,832	0.8
141,728		JPMorgan Chase & Co.	8,393,132	2.5
108,780		Wells Fargo & Co.	5,260,601	1.6
65,100		Weyerhaeuser Co.	2,016,798	0.6
			54,532,773	16.4

		Health Care: 16.9%
107,720		Abbott Laboratories	4,505,927	1.3
3,615	@	Alexion Pharmaceuticals, Inc.	504,419	0.2
11,270	@	Allergan plc	3,020,698	0.9
16,225		Biogen, Inc.	4,223,692	1.3
69,909		Cardinal Health, Inc.	5,729,042	1.7
39,899		Celgene Corp.	3,993,491	1.2
21,663		Cigna Corp.	2,973,030	0.9
18,610		Cooper Cos., Inc.	2,865,382	0.9
74,664		Johnson & Johnson	8,078,645	2.4
98,128		Medtronic PLC	7,359,600	2.2
7,805		Perrigo Co. PLC	998,494	0.3
243,620		Pfizer, Inc.	7,220,897	2.2
25,281		Vertex Pharmaceuticals, Inc.	2,009,587	0.6
25,920		Zimmer Biomet Holdings, Inc.	2,763,849	0.8
			56,246,753	16.9

		Industrials: 8.8%
18,523		Dun & Bradstreet Corp.	1,909,351	0.6
37,157		Eaton Corp. PLC	2,324,542	0.7
28,696		FedEx Corp.	4,669,413	1.4
216,850		General Electric Co.	6,893,661	2.1
58,227		Honeywell International, Inc.	6,524,335	1.9
130,925		Nielsen NV	6,894,511	2.1
			29,215,813	8.8

		Information Technology: 21.2%
211,885		Activision Blizzard, Inc.	7,170,188	2.1
5,973		Alphabet, Inc. - Class A	4,556,802	1.4
11,509		Alphabet, Inc. - Class C	8,573,630	2.6
113,986		Apple, Inc.	12,423,334	3.7
16,666		Broadcom Ltd.	2,574,897	0.8
40,399		Electronic Arts, Inc.	2,670,778	0.8
67,294		EMC Corp.	1,793,385	0.5
60,010		Facebook, Inc.	6,847,141	2.1
36,520		Fidelity National Information Services, Inc.	2,312,081	0.7
13,876		First Data Corp.	179,556	0.1
17,216		Intuit, Inc.	1,790,636	0.5
63,275		Mastercard, Inc.	5,979,488	1.8
162,175		Microsoft Corp.	8,956,925	2.7
42,445		Qualcomm, Inc.	2,170,637	0.6
33,478		Skyworks Solutions, Inc.	2,607,936	0.8
			70,607,414	21.2

		Materials: 1.3%
47,760		Monsanto Co.	4,190,462	1.3

		Telecommunication Services: 3.0%
187,727		Verizon Communications, Inc.	10,152,276	3.0

		Utilities: 1.5%
21,800		DTE Energy Co.	1,976,388	0.6

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
44,386	Edison International	$3,190,910	0.9
		5,167,298	1.5

	Total Common Stock (Cost $291,992,659)	328,019,761	98.5

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
	Materials: –%
649,000	SINO Forest Corp. Escrow	–	–

	Total Corporate Bonds/Notes (Cost $–)	–	–

	Total Investments in Securities (Cost $291,992,659)	$328,019,761	98.5
	Assets in Excess of Other Liabilities	5,018,525	1.5
	Net Assets	$333,038,286	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $292,581,188.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$45,328,752
Gross Unrealized Depreciation	(9,890,179)

Net Unrealized Appreciation	$35,438,573

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$328,019,761	$–	$–	$328,019,761
Corporate Bonds/Notes	–	–	–	–
Total Investments, at fair value	$328,019,761	$–	$–	$328,019,761

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 13.1%
57,000		AMC Entertainment Holdings, Inc.	$1,595,430	0.8
63,000		American Eagle Outfitters	1,050,210	0.5
48,550		CalAtlantic Group, Inc.	1,622,541	0.8
22,000		Childrens Place Retail Stores, Inc.	1,836,340	0.9
16,300		Cooper-Standard Holding, Inc.	1,170,992	0.6
24,500		DSW, Inc.	677,180	0.3
41,196		EW Scripps Co.	642,246	0.3
80,000		Express, Inc.	1,712,800	0.8
56,000		Finish Line, Inc.	1,181,600	0.6
20,000	@	Helen of Troy Ltd.	2,073,800	1.0
125,000		JC Penney Co., Inc.	1,382,500	0.7
88,000	@	Nord Anglia Education, Inc.	1,838,320	0.9
106,000		Penn National Gaming, Inc.	1,769,140	0.9
21,000		Red Robin Gourmet Burgers, Inc.	1,353,870	0.7
119,000		Sequential Brands Group, Inc.	760,410	0.4
53,000		Sinclair Broadcast Group, Inc.	1,629,750	0.8
37,500		Tenneco, Inc.	1,931,625	0.9
63,857		Tower International, Inc.	1,736,910	0.8
107,000		Travelcenters of America LLC	724,390	0.4
			26,690,054	13.1

		Consumer Staples: 4.2%
61,000		Darling International, Inc.	803,370	0.4
54,000		Performance Food Group Co.	1,260,900	0.6
20,500	@	Post Holdings, Inc.	1,409,785	0.7
11,000		Sanderson Farms, Inc.	991,980	0.5
57,000		SpartanNash Co.	1,727,670	0.9
26,500		TreeHouse Foods, Inc.	2,298,875	1.1
			8,492,580	4.2

		Energy: 5.5%
90,000		Aegean Marine Petroleum Network, Inc.	681,300	0.3
30,000		Carrizo Oil & Gas, Inc.	927,600	0.5
106,000		Matador Resources Co.	2,009,760	1.0
80,000		Parsley Energy, Inc.	1,808,000	0.9
85,000		Patterson-UTI Energy, Inc.	1,497,700	0.7
25,300		PDC Energy, Inc.	1,504,085	0.7
89,000		Rowan Companies PLC	1,432,900	0.7
210,000		Teekay Tankers Ltd.	770,700	0.4
67,000		Whiting Petroleum Corp.	534,660	0.3
			11,166,705	5.5

		Financials: 35.1%
63,000		American Assets Trust, Inc.	2,514,960	1.2
102,000		American Equity Investment Life Holding Co.	1,713,600	0.8
59,000		Ameris Bancorp.	1,745,220	0.9
47,000		Amerisafe, Inc.	2,469,380	1.2
64,000		Amtrust Financial Services, Inc.	1,656,320	0.8
49,000		Argo Group International Holdings Ltd.	2,812,110	1.4
37,000		Bank of the Ozarks, Inc.	1,552,890	0.8
116,300		Brandywine Realty Trust	1,631,689	0.8
44,000		Cathay General Bancorp.	1,246,520	0.6
58,000		Chesapeake Lodging Trust	1,534,680	0.8
83,000		CNO Financial Group, Inc.	1,487,360	0.7
67,000		Community Bank System, Inc.	2,560,070	1.3
70,000		CubeSmart	2,331,000	1.1
71,000		Customers Bancorp, Inc.	1,677,730	0.8
123,000		EverBank Financial Corp.	1,856,070	0.9
52,000		First American Financial Corp.	1,981,720	1.0
101,000		First Industrial Realty Trust, Inc.	2,296,740	1.1
105,000		FirstMerit Corp.	2,210,250	1.1
47,500		Highwoods Properties, Inc.	2,270,975	1.1
54,500		Independent Bank Corp.	2,504,820	1.2
17,000		Kilroy Realty Corp.	1,051,790	0.5
61,000		LaSalle Hotel Properties	1,543,910	0.8
71,000		Mack-Cali Realty Corp.	1,668,500	0.8
141,000		MGIC Investment Corp.	1,081,470	0.5
66,000		PrivateBancorp, Inc.	2,547,600	1.2
33,000		Prosperity Bancshares, Inc.	1,530,870	0.8
18,000		PS Business Parks, Inc.	1,809,180	0.9
77,000		Renasant Corp.	2,534,070	1.2
78,000		Sandy Spring Bancorp, Inc.	2,170,740	1.1
160,000		Sterling Bancorp/DE	2,548,800	1.3
26,000		Sun Communities, Inc.	1,861,860	0.9
40,000		TriplePoint Venture Growth BDC Corp.	420,000	0.2
65,000		Umpqua Holdings Corp.	1,030,900	0.5
87,000		Union Bankshares Corp.	2,142,810	1.1
82,000		Virtu Financial, Inc.	1,813,020	0.9
76,000		Western Alliance Bancorp.	2,536,880	1.2
188,000		Wilshire Bancorp., Inc.	1,936,400	0.9
31,000		Wintrust Financial Corp.	1,374,540	0.7
			71,657,444	35.1

		Health Care: 5.7%
13,200		Amsurg Corp.	984,720	0.5
39,000		Catalent, Inc.	1,040,130	0.5
26,000		Emergent Biosolutions, Inc.	945,100	0.5
56,000		Globus Medical Inc	1,330,000	0.6

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
29,100	LHC Group, Inc.	$1,034,796	0.5
10,500	LifePoint Hospitals, Inc.	727,125	0.4
20,500	Parexel International Corp.	1,285,965	0.6
76,000	PharMerica Corp.	1,680,360	0.8
45,000	VCA, Inc.	2,596,050	1.3
		11,624,246	5.7

	Industrials: 14.4%
56,000	ABM Industries, Inc.	1,809,360	0.9
43,000	Actuant Corp.	1,062,530	0.5
10,100	Alaska Air Group, Inc.	828,402	0.4
39,000	Barnes Group, Inc.	1,366,170	0.7
56,000	Beacon Roofing Supply, Inc.	2,296,560	1.1
16,000	Curtiss-Wright Corp.	1,210,720	0.6
37,000	Deluxe Corp.	2,312,130	1.1
45,000	EMCOR Group, Inc.	2,187,000	1.1
39,000	Franklin Electric Co., Inc.	1,254,630	0.6
29,000	Granite Construction, Inc.	1,386,200	0.7
94,000	Mastec, Inc.	1,902,560	0.9
106,132	Neff Corp.	789,622	0.4
32,500	Oshkosh Corp.	1,328,275	0.7
65,000	Skywest, Inc.	1,299,350	0.6
33,500	Spirit Airlines, Inc.	1,607,330	0.8
72,000	Steelcase, Inc.	1,074,240	0.5
35,064	Swift Transportation Co.	653,243	0.3
50,000	TrueBlue, Inc.	1,307,500	0.6
59,300	United States Steel Corp.	951,765	0.5
109,000	Wabash National Corp.	1,438,800	0.7
60,000	West Corp.	1,369,200	0.7
		29,435,587	14.4

	Information Technology: 10.0%
57,000	@ AVG Technologies	1,182,750	0.6
41,000	Cirrus Logic, Inc.	1,492,810	0.7
145,000	Cypress Semiconductor Corp.	1,255,700	0.6
32,500	@ Fabrinet	1,051,375	0.5
93,409	Finisar Corp.	1,703,780	0.8
82,500	II-VI, Inc.	1,791,075	0.9
46,000	Integrated Device Technology, Inc.	940,240	0.5
97,000	IXYS Corp.	1,088,340	0.5
140,000	Kulicke & Soffa Industries, Inc.	1,584,800	0.8
52,473	Oclaro, Inc.	283,354	0.2
20,000	Rogers Corp.	1,197,400	0.6
29,000	Science Applications International Corp.	1,546,860	0.8
53,000	Super Micro Computer, Inc.	1,806,240	0.9
20,500	SYNNEX Corp.	1,898,095	0.9
39,500	Take-Two Interactive Software, Inc.	1,487,965	0.7
		20,310,784	10.0

	Materials: 4.9%
44,000	Cabot Corp.	2,126,520	1.0
52,700	Carpenter Technology Corp.	1,803,921	0.9
54,000	Materion Corp.	1,429,920	0.7
36,000	Neenah Paper, Inc.	2,291,760	1.1
61,000	Orion Engineered Carbons SA	861,320	0.4
25,500	US Concrete Inc.	1,519,290	0.8
		10,032,731	4.9

	Utilities: 5.7%
61,500	Avista Corp.	2,507,970	1.2
19,000	Black Hills Corp.	1,142,470	0.5
66,000	New Jersey Resources Corp.	2,404,380	1.2
19,000	ONE Gas, Inc.	1,160,900	0.6
72,000	South Jersey Industries, Inc.	2,048,400	1.0
37,500	Southwest Gas Corp.	2,469,375	1.2
		11,733,495	5.7

	Total Common Stock (Cost $181,438,147)	201,143,626	98.6

SHORT-TERM INVESTMENTS: 2.4%
	Mutual Funds: 2.4%
4,963,080	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $4,963,080)	4,963,080	2.4

	Total Short-Term Investments (Cost $4,963,080)	4,963,080	2.4

	Total Investments in Securities (Cost $186,401,227)	$206,106,706	101.0
	Liabilities in Excess of Other Assets	(2,059,182)	(1.0)
	Net Assets	$204,047,524	100.0

††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.

Cost for federal income tax purposes is $186,733,075.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$28,355,435
Gross Unrealized Depreciation	(8,981,804)

Net Unrealized Appreciation	$19,373,631

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$201,143,626	$–	$–	$201,143,626
Short-Term Investments	4,963,080	–	–	4,963,080
Total Investments, at fair value	$206,106,706	$–	$–	$206,106,706

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Fidelity® VIP Contrafund® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
Master Fund: 99.5%
7,220,147	(1)	Fidelity VIP Contrafund Portfolio - Service Class 2	$215,810,204	99.5
		Total Investments in Master Fund (Cost $182,356,507)	$215,810,204	99.5
		Assets in Excess of Other Liabilities	985,548	0.5
		Net Assets	$216,795,752	100.0

(1)	The portfolio of investments should be read in conjunction with the master Fidelity fund's portfolio of investments included at the end of this filing.

Cost for federal income tax purposes is $216,566,375.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(756,171)

Net Unrealized Depreciation	$(756,171)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Master Fund	$215,810,204	$–	$–	$215,810,204
Total Investments, at fair value	$215,810,204	$–	$–	$215,810,204

VY® Fidelity® VIP Equity-Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
Master Fund: 99.9%
538,932	(1)	Fidelity VIP Equity-Income Portfolio - Service Class 2	$10,277,442	99.9
		Total Investments in Master Fund (Cost $11,178,558)	$10,277,442	99.9
		Assets in Excess of Other Liabilities	12,932	0.1
		Net Assets	$10,290,374	100.0

(1)	The portfolio of investments should be read in conjunction with the master Fidelity fund's portfolio of investments included at the end of this filing.

Cost for federal income tax purposes is $12,478,733.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(2,201,291)

Net Unrealized Depreciation	$(2,201,291)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Master Fund	$10,277,442	$–	$–	$10,277,442
Total Investments, at fair value	$10,277,442	$–	$–	$10,277,442

VY® Fidelity® VIP Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
Master Fund: 99.7%
1,055,342	(1)	Fidelity VIP Mid Cap Portfolio - Service Class 2	$31,122,031	99.7
		Total Investments in Master Fund (Cost $33,956,096)	$31,122,031	99.7
		Assets in Excess of Other Liabilities	88,704	0.3
		Net Assets	$31,210,735	100.0

(1)	The portfolio of investments should be read in conjunction with the master Fidelity fund's portfolio of investments included at the end of this filing.

Cost for federal income tax purposes is $34,956,190.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(3,834,159)

Net Unrealized Depreciation	$(3,834,159)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Master Fund	$31,122,031	$–	$–	$31,122,031
Total Investments, at fair value	$31,122,031	$–	$–	$31,122,031

PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Consumer Discretionary: 15.5%
285,248		Carnival Corp.	$15,052,537	3.0
48,651		CBS Corp. - Class B	2,680,184	0.5
146,887		Comcast Corp. – Class A	8,971,858	1.8
291,956		General Motors Co.	9,176,177	1.8
222,481		Johnson Controls, Inc.	8,670,085	1.7
102,068		Kohl's Corp.	4,757,389	0.9
69,591		Mattel, Inc.	2,339,649	0.5
82,409		Target Corp.	6,780,612	1.3
29,185		Time Warner Cable, Inc.	5,971,835	1.2
33,861		Time Warner, Inc.	2,456,616	0.5
220,414		Twenty-First Century Fox, Inc. - Class B	6,215,675	1.2
140,503		Viacom, Inc. - Class B	5,799,964	1.1
			78,872,581	15.5

		Consumer Staples: 3.6%
114,738		Coca-Cola Co.	5,322,696	1.0
24,644		CVS Health Corp.	2,556,322	0.5
48,156		Mondelez International, Inc.	1,932,019	0.4
63,748		Unilever NV ADR	2,848,260	0.6
80,061		Wal-Mart Stores, Inc.	5,483,378	1.1
			18,142,675	3.6

		Energy: 15.4%
274,251	L	BP PLC ADR	8,276,895	1.6
149,073		Canadian Natural Resources Ltd.	4,032,288	0.8
88,879		Chevron Corp.	8,479,057	1.7
207,716		Devon Energy Corp.	5,699,727	1.1
130,509		Halliburton Co.	4,661,781	0.9
109,794		Hess Corp.	5,780,654	1.1
229,171	L	Noble Corp. PLC	2,371,920	0.5
69,765		Occidental Petroleum Corp.	4,774,019	0.9
251,875		QEP Resources, Inc.	3,553,956	0.7
208,706		Royal Dutch Shell PLC - Class A ADR	10,111,806	2.0
434,465		Suncor Energy, Inc.	12,082,472	2.4
1,081,747	@	Weatherford International PLC	8,415,992	1.7
			78,240,567	15.4

		Financials: 27.0%
107,455		Aflac, Inc.	6,784,709	1.3
107,466		Allstate Corp.	7,239,984	1.4
342,762		Ally Financial, Inc.	6,416,505	1.3
1,019,092		Bank of America Corp.	13,778,124	2.7
146,943		Bank of New York Mellon Corp.	5,411,911	1.1
535,870		Citigroup, Inc.	22,372,572	4.4
182,310		Citizens Financial Group, Inc.	3,819,394	0.7
392,554		Fifth Third Bancorp	6,551,726	1.3
29,760		Goldman Sachs Group, Inc.	4,671,725	0.9
306,416		JPMorgan Chase & Co.	18,145,955	3.6
172,058		Metlife, Inc.	7,560,229	1.5
263,453		Morgan Stanley	6,588,960	1.3
99,621		PNC Financial Services Group, Inc.	8,424,948	1.6
130,098		State Street Corp.	7,613,335	1.5
51,947		US Bancorp	2,108,529	0.4
205,886		Wells Fargo & Co.	9,956,647	2.0
			137,445,253	27.0

		Health Care: 10.0%
76,703		AbbVie, Inc.	4,381,275	0.9
41,532		Anthem, Inc.	5,772,533	1.1
62,437		Express Scripts Holding Co.	4,288,798	0.9
53,790		Medtronic PLC	4,034,250	0.8
163,274		Merck & Co., Inc.	8,638,827	1.7
64,055		Novartis AG	4,634,503	0.9
342,621		Pfizer, Inc.	10,155,286	2.0
139,867		Roche Holding AG ADR	4,283,427	0.8
118,444	L	Sanofi-Aventis SA ADR	4,756,711	0.9
			50,945,610	10.0

		Industrials: 7.2%
116,818		Caterpillar, Inc.	8,941,250	1.7
150,150		Emerson Electric Co.	8,165,157	1.6
317,880		General Electric Co.	10,105,405	2.0
56,244		Ingersoll-Rand PLC - Class A	3,487,690	0.7
172,293		Textron, Inc.	6,281,803	1.2
			36,981,305	7.2

		Information Technology: 13.3%
473,185		Cisco Systems, Inc.	13,471,577	2.6
52,734		Citrix Systems, Inc.	4,143,838	0.8
37,266		Corning, Inc.	778,487	0.2
287,527		eBay, Inc.	6,860,394	1.4
223,642		HP, Inc.	2,755,269	0.5
219,998		Intel Corp.	7,116,935	1.4
154,397		Microsoft Corp.	8,527,346	1.7
307,226		NetApp, Inc.	8,384,197	1.7
133,288	@	PayPal Holdings, Inc.	5,144,917	1.0
9,999		Qualcomm, Inc.	511,349	0.1
339,652		Symantec Corp.	6,242,804	1.2
100,786		Yahoo!, Inc.	3,709,933	0.7
			67,647,046	13.3

		Materials: 2.0%
509,823	L	Alcoa, Inc.	4,884,104	0.9
136,572		International Paper Co.	5,604,915	1.1
			10,489,019	2.0

		Telecommunication Services: 1.0%
894,881		Frontier Communications Corp.	5,002,385	1.0

		Utilities: 1.3%
75,784		FirstEnergy Corp.	2,725,950	0.5
65,351		PG&E Corp.	3,902,762	0.8
			6,628,712	1.3

	Total Common Stock
	(Cost $464,764,973)		490,395,153	96.3

PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.7%
	Securities Lending Collateralcc: 1.6%
1,876,348	BNP Paribas Bank, Repurchase Agreement dated 03/31/16, 0.31%, due 04/01/16 (Repurchase Amount $1,876,364, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,913,875, due 11/15/16-02/01/46)	1,876,348	0.4
1,876,348	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $1,876,365, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $1,913,874, due 04/01/16-02/20/61)	1,876,348	0.4
1,876,348	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $1,876,367, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,913,875, due 05/31/16-09/09/49)	1,876,348	0.4
1,876,348	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $1,876,366, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $1,913,875, due 08/15/17-02/15/44)	1,876,348	0.3
394,951	Royal Bank of Scotland PLC, Repurchase Agreement dated 03/31/16, 0.29%, due 04/01/16 (Repurchase Amount $394,954, collateralized by various U.S. Government Securities, 0.084%-4.500%, Market Value plus accrued interest $402,853, due 01/31/17-02/15/45)	394,951	0.1
		7,900,343	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.1%
21,028,666	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $21,028,666)	21,028,666	4.1

	Total Short-Term Investments
	(Cost $28,929,009)	28,929,009	5.7

	Total Investments in Securities (Cost $493,693,982)	$519,324,162	102.0
	Liabilities in Excess of Other Assets	(10,168,366)	(2.0)
	Net Assets	$509,155,796	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $504,335,989.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$64,319,558
Gross Unrealized Depreciation	(49,331,385)

Net Unrealized Appreciation	$14,988,173

PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$78,872,581	$–	$–	$78,872,581
Consumer Staples	18,142,675	–	–	18,142,675
Energy	78,240,567	–	–	78,240,567
Financials	137,445,253	–	–	137,445,253
Health Care	46,311,107	4,634,503	–	50,945,610
Industrials	36,981,305	–	–	36,981,305
Information Technology	67,647,046	–	–	67,647,046
Materials	10,489,019	–	–	10,489,019
Telecommunication Services	5,002,385	–	–	5,002,385
Utilities	6,628,712	–	–	6,628,712
Total Common Stock	485,760,650	4,634,503	–	490,395,153
Short-Term Investments	21,028,666	7,900,343	–	28,929,009
Total Investments, at fair value	$506,789,316	$12,534,846	$–	$519,324,162
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,157,625)	$–	$(1,157,625)
Total Liabilities	$–	$(1,157,625)	$–	$(1,157,625)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2016, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	2,723,509	Sell	04/15/16	$3,017,076	$3,100,110	$(83,034)
CIBC	British Pound	1,233,742	Sell	04/15/16	1,736,677	1,772,021	(35,344)
CIBC	EU Euro	2,723,509	Sell	04/15/16	3,020,214	3,100,110	(79,896)
CIBC	Canadian Dollar	4,378,965	Sell	04/15/16	3,275,229	3,371,724	(96,495)
CIBC	Swiss Franc	1,902,321	Sell	04/15/16	1,924,335	1,979,364	(55,029)
Deutsche Bank AG	British Pound	1,233,742	Sell	04/15/16	1,735,073	1,772,021	(36,948)
Deutsche Bank AG	Swiss Franc	1,902,322	Sell	04/15/16	1,923,558	1,979,366	(55,808)
Deutsche Bank AG	Canadian Dollar	4,378,918	Sell	04/15/16	3,276,162	3,371,688	(95,526)
Deutsche Bank AG	EU Euro	2,723,509	Sell	04/15/16	3,017,226	3,100,110	(82,884)
Goldman Sachs & Co.	British Pound	1,233,741	Sell	04/15/16	1,736,310	1,772,020	(35,710)
Goldman Sachs & Co.	Canadian Dollar	4,378,918	Sell	04/15/16	3,276,167	3,371,688	(95,521)
Goldman Sachs & Co.	EU Euro	2,723,529	Sell	04/15/16	3,019,716	3,100,133	(80,417)
Goldman Sachs & Co.	Swiss Franc	1,902,350	Sell	04/15/16	1,923,411	1,979,395	(55,984)
Royal Bank of Canada	EU Euro	2,723,510	Sell	04/15/16	3,019,738	3,100,111	(80,373)
Royal Bank of Canada	Swiss Franc	1,902,322	Sell	04/15/16	1,923,655	1,979,365	(55,710)
Royal Bank of Canada	Canadian Dollar	4,378,918	Sell	04/15/16	3,274,545	3,371,688	(97,143)
Royal Bank of Canada	British Pound	1,233,742	Sell	04/15/16	1,736,218	1,772,021	(35,803)
							$(1,157,625)

PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	as of March 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,157,625
Total Liability Derivatives		$1,157,625

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2016:

	Barclays Bank PLC	CIBC	Deutsche Bank AG	Goldman Sachs & Co.	Royal Bank of Canada	Totals
Liabilities:
Forward foreign currency contracts	$83,034	$266,764	$271,166	$267,632	$269,029	$1,157,625
Total Liabilities	$83,034	$266,764	$271,166	$267,632	$269,029	$1,157,625

Net OTC derivative instruments by counterparty, at fair value	$(83,034)	$(266,764)	$(271,166)	$(267,632)	$(269,029)	$(1,157,625)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(83,034)	$(266,764)	$(271,166)	$(267,632)	$(269,029)	$(1,157,625)

(1)      Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 64.5%
		Consumer Discretionary: 6.4%
444,986		Carnival Corp.	$23,481,911	1.4
65,765		CBS Corp. - Class B	3,622,994	0.2
284,451		Comcast Corp. – Class A	17,374,267	1.0
311,353		General Motors Co.	9,785,825	0.6
294,192		Target Corp.	24,206,118	1.4
212,945		Thomson Reuters Corp.	8,627,654	0.5
62,104		Time Warner Cable, Inc.	12,707,721	0.7
131,237		Time Warner, Inc.	9,521,244	0.6
			109,327,734	6.4

		Consumer Staples: 3.8%
334,583		Archer-Daniels-Midland Co.	12,148,709	0.7
360,022		Mondelez International, Inc.	14,444,083	0.9
153,549		Philip Morris International, Inc.	15,064,692	0.9
230,921		Sysco Corp.	10,790,938	0.6
84,783		Walgreens Boots Alliance, Inc.	7,142,120	0.4
75,874		Wal-Mart Stores, Inc.	5,196,610	0.3
			64,787,152	3.8

		Energy: 8.1%
487,320		Apache Corp.	23,786,089	1.4
254,265		Baker Hughes, Inc.	11,144,435	0.6
571,070		Canadian Natural Resources Ltd.	15,446,921	0.9
539,983		Devon Energy Corp.	14,817,134	0.9
136,336		Exxon Mobil Corp.	11,396,326	0.7
176,779		Occidental Petroleum Corp.	12,096,987	0.7
939,612		Royal Dutch Shell PLC - Class A	22,687,774	1.3
296,755	L	Total S.A.	13,502,781	0.8
1,797,079	@,L	Weatherford International PLC	13,981,275	0.8
			138,859,722	8.1

		Financials: 19.1%
134,686		Aon PLC	14,067,953	0.8
2,265,654		Bank of America Corp.	30,631,642	1.8
278,470		BB&T Corp.	9,264,697	0.5
402,203		Charles Schwab Corp.	11,269,728	0.7
1,113,067		Citigroup, Inc.	46,470,547	2.7
910,033		Citizens Financial Group, Inc.	19,065,191	1.1
89,042		CME Group, Inc.	8,552,484	0.5
264,644		Comerica, Inc.	10,022,068	0.6
672,292		Fifth Third Bancorp	11,220,554	0.7
666,534		First Horizon National Corp.	8,731,595	0.5
75,071		Goldman Sachs Group, Inc.	11,784,646	0.7
857,288		JPMorgan Chase & Co.	50,768,595	2.9
232,736		Marsh & McLennan Cos., Inc.	14,148,022	0.8
930,831		Morgan Stanley	23,280,083	1.4
185,599		Northern Trust Corp.	12,095,487	0.7
244,392		PNC Financial Services Group, Inc.	20,668,231	1.2
258,319		State Street Corp.	15,116,828	0.9
91,707		Willis Towers Watson PLC	10,881,953	0.6
			328,040,304	19.1

		Health Care: 8.6%
73,592		Amgen, Inc.	11,033,649	0.6
66,153		Anthem, Inc.	9,194,605	0.5
300,242		Baxter International, Inc.	12,333,941	0.7
164,503		Eli Lilly & Co.	11,845,861	0.7
115,814		Express Scripts Holding Co.	7,955,264	0.5
215,622		Medtronic PLC	16,171,650	0.9
399,903		Merck & Co., Inc.	21,158,868	1.2
154,588		Novartis AG	11,184,741	0.7
520,818		Pfizer, Inc.	15,437,045	0.9
135,768		Sanofi	10,915,203	0.6
212,686		Teva Pharmaceutical Industries Ltd. ADR	11,380,828	0.7
73,891		UnitedHealth Group, Inc.	9,524,550	0.6
			148,136,205	8.6

		Industrials: 5.7%
158,043		Caterpillar, Inc.	12,096,611	0.7
413,307		CSX Corp.	10,642,655	0.6
109,248		General Dynamics Corp.	14,351,910	0.8
1,103,607		General Electric Co.	35,083,667	2.1
174,722		Ingersoll-Rand PLC - Class A	10,834,511	0.6
425,725		Tyco International Plc	15,628,365	0.9
			98,637,719	5.7

		Information Technology: 9.3%
683,450		Applied Materials, Inc.	14,475,471	0.8
697,578		Cisco Systems, Inc.	19,860,046	1.2
145,267		Citrix Systems, Inc.	11,415,081	0.7
479,834		eBay, Inc.	11,448,839	0.7
465,034		Intel Corp.	15,043,850	0.9
580,668		Juniper Networks, Inc.	14,812,841	0.9
317,076		Microsoft Corp.	17,512,107	1.0
219,988		NetApp, Inc.	6,003,472	0.3
504,513		Oracle Corp.	20,639,627	1.2
330,201	@	PayPal Holdings, Inc.	12,745,759	0.7
315,502		Qualcomm, Inc.	16,134,772	0.9
			160,091,865	9.3

		Materials: 0.4%
263,631		Mosaic Co.	7,118,037	0.4

		Telecommunication Services: 2.0%
202,073		Orange SA	3,528,791	0.2
903,962		Koninklijke KPN NV	3,785,405	0.3
1,887,836		Telecom Italia S.p.A. - TIT	2,034,752	0.1
179,920	@	Telefonica S.A.	2,010,901	0.1
205,143		Verizon Communications, Inc.	11,094,133	0.6

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: (continued)
362,273		Vodafone Group PLC ADR	$11,610,850	0.7
			34,064,832	2.0

		Utilities: 1.1%
258,615		FirstEnergy Corp.	9,302,382	0.5
168,177		PG&E Corp.	10,043,530	0.6
			19,345,912	1.1

	Total Common Stock
	(Cost $1,121,003,951)		1,108,409,482	64.5

PREFERRED STOCK: 1.0%
		Energy: 0.3%
140,612	@,P	El Paso Energy Capital Trust I	6,016,787	0.3

		Financials: 0.7%
68,900	@	AMG Capital Trust II	3,821,800	0.2
56,155	@	Keycorp	7,324,718	0.5
4,467	@,P	State Street Corp.	121,994	0.0
4,000	@,L,P	Wells Fargo & Co.	105,440	0.0
			11,373,952	0.7

	Total Preferred Stock
	(Cost $16,606,816)		17,390,739	1.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 17.9%
		Basic Materials: 0.2%
460,000		ArcelorMittal, 10.600%, 06/01/19	512,900	0.0
1,320,000		Eastman Chemical Co., 2.700%, 01/15/20	1,348,647	0.1
195,000		International Paper Co., 6.000%, 11/15/41	212,551	0.0
315,000		Monsanto Co., 2.125%, 07/15/19	320,107	0.0
770,000	#	Montell Finance Co. BV, 8.100%, 03/15/27	1,000,005	0.1
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/28	177,435	0.0
335,000		Rio Tinto Finance USA Ltd., 9.000%, 05/01/19	396,765	0.0
			3,968,410	0.2

		Communications: 2.6%
225,000		America Movil S.A.B de CV, 2.375%, 09/08/16	226,019	0.0
455,000		America Movil S.A.B de CV, 4.375%, 07/16/42	444,861	0.0
466,000		AT&T, Inc., 3.400%, 05/15/25	468,049	0.0
837,000		AT&T, Inc., 3.000%, 06/30/22	850,808	0.1
505,000		AT&T, Inc., 3.800%, 03/15/22	533,150	0.0
747,000		AT&T, Inc., 4.500%, 05/15/35	740,164	0.0
2,960,000		AT&T, Inc., 5.150%, 03/15/42	2,994,990	0.2
101,000		AT&T, Inc., 5.350%, 09/01/40	106,314	0.0
270,000		AT&T, Inc., 6.150%, 09/15/34	305,865	0.0
365,000		British Telecommunications PLC, 1.250%, 02/14/17	364,940	0.0
1,635,000	#	CCO Safari II LLC, 4.464%, 07/23/22	1,714,783	0.1
2,421,000		Ciena Corp., 4.000%, 12/15/20	3,033,816	0.2
1,115,000		Comcast Corp., 4.400%, 08/15/35	1,210,650	0.1
1,019,000		Comcast Corp., 5.700%, 05/15/18	1,114,372	0.1
135,000		Comcast Corp., 6.450%, 03/15/37	179,348	0.0
340,000	#	Cox Communications, Inc., 4.700%, 12/15/42	281,761	0.0
1,210,000	#	Cox Communications, Inc., 8.375%, 03/01/39	1,384,996	0.1
2,700,000	#	Crown Castle Towers, LLC, 4.883%, 08/15/20	2,895,345	0.2
435,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/40	480,529	0.0
1,576,000	#	FireEye, Inc., 1.000%, 06/01/35	1,343,540	0.1
1,576,000	#	FireEye, Inc., 1.625%, 06/01/35	1,289,365	0.1
285,000		Interpublic Group of Cos., Inc., 2.250%, 11/15/17	285,163	0.0
4,912,000		JDS Uniphase Corp., 0.625%, 08/15/33	4,804,550	0.3
2,419,000		Liberty Interactive LLC, 0.750%, 03/30/43	4,048,801	0.2
9,559,000		Liberty Media Corp., 1.375%, 10/15/23	9,499,256	0.6
125,000		NBCUniversal Media, LLC, 5.150%, 04/30/20	142,231	0.0
210,000		NBCUniversal Media, LLC, 5.950%, 04/01/41	269,142	0.0
415,000		Rogers Communications, Inc., 4.500%, 03/15/43	418,849	0.0
370,000		Telefonica Emisones SAU, 7.045%, 06/20/36	469,852	0.0
535,000		Verizon Communications, Inc., 4.400%, 11/01/34	542,661	0.0
1,058,000		Verizon Communications, Inc., 4.522%, 09/15/48	1,064,632	0.1
467,000		Verizon Communications, Inc., 5.012%, 08/21/54	470,651	0.0
745,000		Verizon Communications, Inc., 5.150%, 09/15/23	861,548	0.1
280,000		Verizon Communications, Inc., 6.400%, 02/15/38	339,868	0.0

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
559,000		Viacom, Inc., 4.850%, 12/15/34	$497,719	0.0
			45,678,588	2.6

		Consumer, Cyclical: 1.3%
2,650,000		Advance Auto Parts, Inc., 4.500%, 12/01/23	2,768,155	0.2
387,000		Advance Auto Parts, Inc., 5.750%, 05/01/20	422,718	0.0
711,077		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/26	697,745	0.1
315,000		Cintas Corp. No 2, 2.850%, 06/01/16	316,132	0.0
358,018		Continental Airlines 2009-1 Pass Through Trust, 9.000%, 01/08/18	366,163	0.0
216,817		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/15/22	229,013	0.0
350,781		Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 04/11/24	362,620	0.0
620,000		CVS Caremark Corp., 3.375%, 08/12/24	652,678	0.0
618,518		CVS Pass-Through Trust, 6.036%, 12/10/28	694,030	0.0
137,041		Delta Air Lines 2010-1 Class A Pass Through Trust, 6.200%, 01/02/20	146,805	0.0
595,000		Dollar General Corp., 3.250%, 04/15/23	601,628	0.0
1,056,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	1,099,648	0.1
563,000		General Motors Co., 6.600%, 04/01/36	621,402	0.0
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	749,657	0.1
896,000		Home Depot, Inc./The, 2.000%, 04/01/21	906,370	0.1
725,000		MDC Holdings, Inc., 6.000%, 01/15/43	558,250	0.0
305,000		Newell Rubbermaid, Inc., 5.500%, 04/01/46	331,443	0.0
1,460,000		QVC, Inc., 5.450%, 08/15/34	1,294,597	0.1
594,000		Ross Stores, Inc., 3.375%, 09/15/24	601,881	0.0
645,000		Target Corp., 2.900%, 01/15/22	683,506	0.0
2,190,000		Target Corp., 5.875%, 07/15/16	2,221,002	0.1
825,000	L	Tupperware Brands Corp., 4.750%, 06/01/21	857,666	0.1
859,249		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/28	860,323	0.1
1,303,062	#	Virgin Australia 2013-1A Trust, 5.000%, 04/23/25	1,330,752	0.1
1,000,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	1,031,513	0.1
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/34	718,108	0.1
375,000		Wal-Mart Stores, Inc., 3.300%, 04/22/24	404,993	0.0
50,000		Wal-Mart Stores, Inc., 6.500%, 08/15/37	69,829	0.0
135,000		Wyndham Worldwide Corp., 2.950%, 03/01/17	136,312	0.0
			21,734,939	1.3

		Consumer, Non-cyclical: 3.3%
1,137,000		AbbVie, Inc., 4.500%, 05/14/35	1,185,370	0.1
1,455,000		Actavis Funding SCS, 1.850%, 03/01/17	1,462,323	0.1
985,000		Actavis Funding SCS, 4.850%, 06/15/44	1,053,353	0.1
610,000		Aetna, Inc., 3.950%, 09/01/20	653,395	0.0
952,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	979,344	0.1
871,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	906,581	0.1
1,475,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	1,597,503	0.1
1,646,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,843,617	0.1
981,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	1,027,472	0.1
530,000		Becton Dickinson and Co., 1.750%, 11/08/16	531,857	0.0
507,000		Becton Dickinson and Co., 2.675%, 12/15/19	520,331	0.0
715,000		Becton Dickinson and Co., 3.875%, 05/15/24	764,375	0.0
435,000		Becton Dickinson and Co., 4.875%, 05/15/44	472,460	0.0
3,611,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	4,299,347	0.3
4,224,000		Brookdale Senior Living, Inc., 2.750%, 06/15/18	4,044,480	0.2
1,445,000		Celgene Corp., 4.625%, 05/15/44	1,478,398	0.1
325,000		Celgene Corp., 4.000%, 08/15/23	345,815	0.0
260,000		Celgene Corp., 5.000%, 08/15/45	282,336	0.0
750,000		Coca-Cola Co., 1.800%, 09/01/16	753,264	0.0
240,000		Corn Products International, Inc., 6.625%, 04/15/37	296,191	0.0
493,000		Edwards Lifesciences Corp., 2.875%, 10/15/18	505,258	0.0

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
965,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	$967,790	0.1
420,000		Express Scripts Holding Co., 2.250%, 06/15/19	423,467	0.0
1,400,000		General Mills, Inc., 2.200%, 10/21/19	1,425,061	0.1
500,000		Gilead Sciences, Inc., 3.050%, 12/01/16	506,863	0.0
755,000		Gilead Sciences, Inc., 4.400%, 12/01/21	844,439	0.1
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	108,364	0.0
785,000	#	Grupo Bimbo SAB de CV, 3.875%, 06/27/24	791,833	0.1
4,573,000		HealthSouth Corp., 2.000%, 12/01/43	5,087,463	0.3
1,644,000	#	HJ Heinz Co., 1.600%, 06/30/17	1,649,918	0.1
2,410,000		Jazz Investments I Ltd., 1.875%, 08/15/21	2,488,325	0.2
963,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	978,045	0.1
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	423,851	0.0
1,768,000		Live Nation Entertainment, Inc., 2.500%, 05/15/19	1,754,740	0.1
730,000		McKesson Corp., 2.284%, 03/15/19	738,924	0.0
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/25	97,917	0.0
1,733,000		Medtronic, Inc., 3.150%, 03/15/22	1,837,399	0.1
615,000		Medtronic, Inc., 4.375%, 03/15/35	667,282	0.0
390,000		Medtronic, Inc., 4.000%, 04/01/43	400,796	0.0
630,000		Moody's Corp., 4.500%, 09/01/22	692,855	0.0
639,000		Moodys Corp., 4.875%, 02/15/24	703,759	0.0
2,577,000	#	NuVasive, Inc., 2.250%, 03/15/21	2,770,275	0.2
275,000		Perrigo Co. PLC, 2.300%, 11/08/18	274,950	0.0
200,000		Perrigo Finance Unlimited Co., 3.500%, 03/15/21	205,150	0.0
328,000		Philip Morris International, Inc., 1.250%, 08/11/17	329,388	0.0
275,000	L	Philip Morris International, Inc., 3.600%, 11/15/23	302,033	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/43	941,563	0.1
354,000		Tyson Foods, Inc., 4.875%, 08/15/34	381,945	0.0
145,000		Ventas Realty L.P., 5.700%, 09/30/43	160,509	0.0
795,000		Verisk Analytics, Inc., 5.500%, 06/15/45	779,900	0.1
3,018,000		Wright Medical Group, Inc., 2.000%, 02/15/20	2,710,541	0.2
79,000		Zoetis, Inc., 4.700%, 02/01/43	74,589	0.0
			56,523,004	3.3

		Energy: 1.1%
397,000		Anadarko Petroleum Corp., 4.850%, 03/15/21	404,791	0.0
610,000		Anadarko Petroleum Corp., 6.600%, 03/15/46	624,947	0.1
2,284,000		Chevron Corp., 1.365%, 03/02/18	2,293,045	0.1
360,000		Chevron Corp., 1.718%, 06/24/18	363,692	0.0
2,947,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	1,484,551	0.1
1,425,000		ConocoPhillips Co., 2.875%, 11/15/21	1,400,194	0.1
1,528,000		ConocoPhillips Co., 4.150%, 11/15/34	1,369,910	0.1
715,000		Devon Energy Corp., 2.250%, 12/15/18	667,835	0.1
460,000		Enable Midstream Partners L.P., 2.400%, 05/15/19	401,309	0.0
570,000		Energy Transfer Partners L.P., 4.900%, 03/15/35	452,666	0.0
175,000		Enterprise Products Operating L.P., 5.250%, 01/31/20	189,535	0.0
300,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	328,945	0.0
615,000		Enterprise Products Operating LLC, 2.550%, 10/15/19	615,292	0.1
1,943,000		Helix Energy Solutions Group, Inc., 3.250%, 03/15/32	1,539,827	0.1
250,000		Husky Energy, Inc., 3.950%, 04/15/22	248,647	0.0
700,000		Kinder Morgan, Inc./DE, 5.300%, 12/01/34	606,979	0.0
570,000		Noble Energy, Inc., 5.250%, 11/15/43	494,583	0.0
130,000		Noble Holding International Ltd., 2.500%, 03/15/17	123,040	0.0
505,000		Occidental Petroleum Corp., 3.400%, 04/15/26	509,570	0.0
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	270,533	0.0
165,000		Spectra Energy Capital, LLC, 7.500%, 09/15/38	171,658	0.0
1,615,000		Spectra Energy Partners L.P., 2.950%, 06/15/16	1,617,066	0.1

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/45	$764,408	0.1
544,000	L	Suncor Energy, Inc., 3.600%, 12/01/24	539,793	0.0
835,000		Sunoco Logistics Partner, 5.300%, 04/01/44	691,240	0.1
550,000		Sunoco Logistics Partner, 5.500%, 02/15/30	558,593	0.0
215,000		Texas Eastern Transmission LP, 7.000%, 07/15/32	244,722	0.0
			18,977,371	1.1

		Financial: 5.0%
395,000		American International Group, Inc., 2.300%, 07/16/19	398,841	0.0
1,325,000		Air Lease Corp., 2.625%, 09/04/18	1,317,589	0.1
1,870,000		Air Lease Corp., 4.250%, 09/15/24	1,851,300	0.1
543,000		American Express Co., 3.625%, 12/05/24	548,077	0.0
1,200,000		American Financial Group, Inc./OH, 9.875%, 06/15/19	1,451,264	0.1
1,140,000		American International Group, Inc., 4.375%, 01/15/55	1,001,536	0.1
440,000	#	Apollo Management Holdings L.P., 4.000%, 05/30/24	448,021	0.0
927,000	#	Athene Global Funding, 2.875%, 10/23/18	912,962	0.1
500,000		Bank of America Corp., 5.650%, 05/01/18	537,065	0.0
400,000		Bank of America Corp., 5.750%, 12/01/17	425,259	0.0
725,000	#	BBVA Bancomer SA/Texas, 4.375%, 04/10/24	752,187	0.0
860,000		BNP Paribas SA, 4.250%, 10/15/24	872,028	0.1
765,000		Brookfield Asset Management, Inc., 4.000%, 01/15/25	779,630	0.1
1,930,000		Citigroup, Inc., 4.000%, 08/05/24	1,951,741	0.1
260,000		Citigroup, Inc., 5.300%, 05/06/44	273,124	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/43	681,258	0.0
325,000		CNA Financial Corp., 5.875%, 08/15/20	363,237	0.0
472,000	#	Credit Suisse AG, 6.500%, 08/08/23	509,663	0.0
880,000		Crown Castle International Corp., 4.450%, 02/15/26	916,150	0.1
1,540,000	#	Farmers Exchange Capital III, 5.454%, 10/15/54	1,463,000	0.1
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	5,429,651	0.3
4,179,000	#	Goldman Sachs Group, Inc., 1.000%, 09/28/20	4,735,183	0.3
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	835,141	0.1
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	400,250	0.0
465,000	#	HBOS PLC, 6.750%, 05/21/18	504,049	0.0
840,000		HCP, Inc., 3.875%, 08/15/24	812,476	0.1
320,000		HCP, Inc., 4.200%, 03/01/24	316,482	0.0
4,851,000		Jefferies Group, Inc., 3.875%, 11/01/29	4,778,235	0.3
515,000		JPMorgan Chase & Co., 4.250%, 10/01/27	537,163	0.0
665,000		JPMorgan Chase & Co., 5.000%, 12/29/49	635,906	0.0
1,120,000		JPMorgan Chase & Co., 5.300%, 12/29/49	1,125,600	0.1
1,825,000		JPMorgan Chase & Co., 6.100%, 10/29/49	1,861,974	0.1
443,000	#	KKR Group Finance Co. III LLC, 5.125%, 06/01/44	435,068	0.0
1,830,000		Lazard Group LLC, 3.750%, 02/13/25	1,692,946	0.1
2,335,000	#	Liberty Mutual Group, Inc., 4.850%, 08/01/44	2,242,543	0.1
375,000		Lloyds Bank PLC, 2.300%, 11/27/18	378,267	0.0
510,000	#	Macquarie Bank Ltd., 5.000%, 02/22/17	526,219	0.0
285,000		Markel Corp., 5.000%, 03/30/43	288,195	0.0
275,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/23	290,924	0.0
715,000		MetLife, Inc., 4.600%, 05/13/46	735,274	0.0
1,076,000		MGIC Investment Corp., 2.000%, 04/01/20	1,360,468	0.1
2,779,000		MGIC Investment Corp., 5.000%, 05/01/17	2,893,634	0.2
2,360,000	#	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/24	2,437,840	0.1
2,975,000		Morgan Stanley, 2.375%, 07/23/19	3,009,287	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/25	1,090,054	0.1
560,000		Morgan Stanley, 6.375%, 07/24/42	736,381	0.0
1,365,000		National Australia Bank Ltd/New York, 2.000%, 01/14/19	1,374,586	0.1
165,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	170,118	0.0
1,515,000	#	Nationwide Financial Services, Inc., 5.300%, 11/18/44	1,562,965	0.1

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,293,000		Old Republic International Corp., 3.750%, 03/15/18	$1,608,169	0.1
400,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/24	406,082	0.0
2,545,000		PNC Bank NA, 1.300%, 10/03/16	2,550,215	0.2
275,000		Prudential Financial, Inc., 5.100%, 08/15/43	287,988	0.0
648,000		Radian Group, Inc., 2.250%, 03/01/19	816,480	0.1
1,607,000	L	Radian Group, Inc., 3.000%, 11/15/17	1,936,435	0.1
125,000		Realty Income Corp., 2.000%, 01/31/18	125,544	0.0
525,000		Reinsurance Group of America, Inc., 4.700%, 09/15/23	548,470	0.0
690,000	#	Reliance Standard Life Global Funding II, 3.050%, 01/20/21	701,864	0.0
1,470,000		Royal Bank of Canada, 2.500%, 01/19/21	1,502,665	0.1
1,360,000	#,L	Societe Generale SA, 2.625%, 09/16/20	1,381,466	0.1
805,000	#	Societe Generale SA, 5.000%, 01/17/24	823,777	0.1
1,025,000	#	Societe Generale SA, 5.625%, 11/24/45	1,003,002	0.1
985,000	#,L	Standard Chartered PLC, 3.050%, 01/15/21	990,681	0.1
1,100,000		Sumitomo Mitsui Banking Corp., 2.650%, 07/23/20	1,121,278	0.1
1,215,000		Svenska Handelsbanken AB, 2.450%, 03/30/21	1,228,039	0.1
445,000		Travelers Cos, Inc./The, 4.600%, 08/01/43	502,955	0.0
585,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	584,511	0.0
170,000		Ventas Realty L.P. / Ventas Capital Corp., 4.250%, 03/01/22	180,142	0.0
1,020,000		Visa, Inc., 4.150%, 12/14/35	1,098,577	0.1
140,000		Wells Fargo & Co., 1.500%, 01/16/18	140,874	0.0
965,000		Wells Fargo & Co., 3.550%, 09/29/25	1,013,362	0.1
2,285,000		Wells Fargo & Co., 3.900%, 05/01/45	2,291,928	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/26	492,662	0.0
2,000,000		Wells Fargo & Co., 4.650%, 11/04/44	2,057,704	0.1
350,000		WR Berkley Corp., 4.625%, 03/15/22	378,248	0.0
			86,423,929	5.0

		Industrial: 1.0%
1,105,000	#	Aviation Capital Group Corp., 2.875%, 09/17/18	1,110,890	0.1
1,095,000	#	Aviation Capital Group Corp., 4.875%, 10/01/25	1,085,419	0.1
970,000		Avnet, Inc., 4.625%, 04/15/26	982,866	0.1
435,000	#	BAE Systems Holdings, Inc., 2.850%, 12/15/20	442,581	0.0
1,023,000		Boeing Capital Corp., 2.125%, 08/15/16	1,027,099	0.1
1,335,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/43	1,565,143	0.1
330,000		CSX Corp., 5.500%, 04/15/41	380,035	0.0
1,015,000		Deere & Co., 2.600%, 06/08/22	1,038,660	0.1
295,000		FedEx Corp., 4.900%, 01/15/34	319,784	0.0
605,000		FedEx Corp., 5.100%, 01/15/44	676,824	0.0
156,000		L-3 Communications Corp., 3.950%, 05/28/24	150,455	0.0
1,535,000		Lockheed Martin Corp., 2.125%, 09/15/16	1,543,961	0.1
304,000		Northrop Grumman Corp., 3.850%, 04/15/45	302,232	0.0
703,000		Packaging Corp. of America, 4.500%, 11/01/23	738,567	0.1
545,000		Pentair Finance SA, 5.000%, 05/15/21	579,381	0.0
285,000		Precision Castparts Corp., 2.500%, 01/15/23	286,766	0.0
157,000		Union Pacific Corp., 3.646%, 02/15/24	169,656	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/45	752,644	0.1
375,000		Union Pacific Corp., 4.850%, 06/15/44	429,241	0.0
550,000		Valmont Industries, Inc., 5.000%, 10/01/44	493,408	0.0
2,193,000		Valmont Industries, Inc., 5.250%, 10/01/54	1,893,258	0.1
752,000		Waste Management, Inc., 3.900%, 03/01/35	732,541	0.0
			16,701,411	1.0

		Technology: 3.4%
1,146,000		Apple, Inc., 2.150%, 02/09/22	1,157,861	0.1
7,292,000	L	Citrix Systems, Inc., 0.500%, 04/15/19	8,180,713	0.5
340,000		Computer Sciences Corp., 4.450%, 09/15/22	348,431	0.0
2,055,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	2,091,102	0.1
5,367,000		Lam Research Corp., 1.250%, 05/15/18	7,933,097	0.5
545,000		Lam Research Corp., 3.800%, 03/15/25	522,761	0.0

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
2,788,000		Microchip Technology, Inc., 1.625%, 02/15/25	$2,882,095	0.2
5,485,000	L	Micron Technology, Inc., 3.000%, 11/15/43	3,764,081	0.2
649,000		Microsoft Corp., 3.500%, 02/12/35	637,049	0.0
3,387,000		NetSuite, Inc., 0.250%, 06/01/18	3,249,403	0.2
1,613,000	#	Nuance Communications, Inc., 1.000%, 12/15/35	1,493,033	0.1
6,651,000		NVIDIA Corp., 1.000%, 12/01/18	11,901,133	0.7
5,271,000	#	ON Semiconductor Corp., 1.000%, 12/01/20	4,730,723	0.3
1,005,000		Oracle Corp., 4.300%, 07/08/34	1,059,198	0.1
330,000		Pitney Bowes, Inc., 4.625%, 03/15/24	337,215	0.0
6,090,000		SanDisk Corp., 0.500%, 10/15/20	6,352,631	0.4
540,000		Seagate HDD Cayman, 4.750%, 01/01/25	422,644	0.0
1,146,000		Seagate HDD Cayman, 5.750%, 12/01/34	816,234	0.0
			57,879,404	3.4

		Utilities: 0.0%
605,000		Oglethorpe Power Corp., 4.550%, 06/01/44	604,432	0.0

		Total Corporate Bonds/Notes
		(Cost $304,258,205)	308,491,488	17.9

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/57	216,608	0.0
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/57	389,236	0.0

		Total Municipal Bonds
		(Cost $503,974)	605,844	0.0

U.S. TREASURY OBLIGATIONS: 10.0%
		U.S. Treasury Bonds: 1.6%
15,013,200	L	1.625%, due 02/15/26	14,803,255	0.9
12,017,800		3.000%, due 11/15/45	12,979,224	0.7
			27,782,479	1.6

		U.S. Treasury Notes: 8.4%
120,000		0.875%, due 04/30/17	120,300	0.0
180,000		2.625%, due 11/15/20	191,549	0.0
55,323,000		0.750%, due 02/28/18	55,344,631	3.2
56,840,000		1.000%, due 03/15/19	57,075,375	3.4
28,887,200		1.125%, due 02/28/21	28,783,379	1.7
1,631,000		1.500%, due 02/28/23	1,627,050	0.1
			143,142,284	8.4

		Total U.S. Treasury Obligations
		(Cost $170,269,084)	170,924,763	10.0

FOREIGN GOVERNMENT BONDS: 0.1%
150,000	#	Electricite de France SA, 4.600%, 01/27/20	163,282	0.0
620,000	#	Electricite de France SA, 4.875%, 01/22/44	622,401	0.1
640,000	#	Electricite de France SA, 5.625%, 12/29/49	588,000	0.0

		Total Foreign Government Bonds
		(Cost $1,383,604)	1,373,683	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.2%
		Federal Home Loan Mortgage Corporation: 0.1%##
2,400,000		4.875%, due 06/13/18	2,612,335	0.1

		Federal National Mortgage Association: 0.1%##
915,000		6.625%, due 11/15/30	1,362,758	0.1

		Total U.S. Government Agency Obligations
		(Cost $3,505,250)	3,975,093	0.2

		Total Long-Term Investments
		(Cost $1,617,530,884)	1,611,171,092	93.7

SHORT-TERM INVESTMENTS: 7.2%
		Corporate Bonds/Notes: 1.0%
3,445,000		Abbey National Treasury Services PLC/London, 4.000%, 04/27/16	3,452,031	0.2
1,430,000		Allergan, Inc., 5.750%, 04/01/16	1,430,000	0.1
1,130,000		Amgen, Inc., 2.300%, 06/15/16	1,133,287	0.1
500,000		Canadian National Railway Co., 5.800%, 06/01/16	504,266	0.0
1,384,000		Georgia Power Co., 3.000%, 04/15/16	1,384,909	0.1
2,940,000		Merck & Co., Inc., 0.700%, 05/18/16	2,940,641	0.2
3,840,000		PepsiCo, Inc., 2.500%, 05/10/16	3,848,183	0.2
1,635,000		Philip Morris International, Inc., 2.500%, 05/16/16	1,638,803	0.1
1,075,000		Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	1,080,987	0.0
			17,413,107	1.0

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: 1.3%
5,089,725	Deutsche Bank AG, Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $5,089,767, collateralized by various U.S. Government Securities, 0.000%-9.000%, Market Value plus accrued interest $5,191,520, due 04/07/16-09/09/49)	$5,089,725	0.3
5,390,347	HSBC Securities USA, Repurchase Agreement dated 03/31/16, 0.29%, due 04/01/16 (Repurchase Amount $5,390,390, collateralized by various U.S. Government Agency Obligations, 1.375%-6.500%, Market Value plus accrued interest $5,498,163, due 07/01/18-03/01/46)	5,390,347	0.3
5,390,347	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $5,390,391, collateralized by various U.S. Government Agency Obligations, 1.406%-7.000%, Market Value plus accrued interest $5,498,154, due 05/15/24-01/20/66)	5,390,347	0.3
5,390,347	Mizuho Securities USA Inc., Repurchase Agreement dated 03/31/16, 0.34%, due 04/01/16 (Repurchase Amount $5,390,397, collateralized by various U.S. Government Agency Obligations, 1.944%-9.500%, Market Value plus accrued interest $5,498,154, due 10/01/19-06/01/44)	5,390,347	0.3
1,434,982	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $1,434,997, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,466,583, due 04/15/18-01/15/29)	$1,434,982	0.1
		22,695,748	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.9%
83,459,701	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $83,459,701)	83,459,701	4.9

	Total Short-Term Investments
	(Cost $123,568,367)	123,568,556	7.2

	Total Investments in Securities (Cost $1,741,099,251)	$1,734,739,648	100.9
	Liabilities in Excess of Other Assets	(14,851,215)	(0.9)
	Net Assets	$1,719,888,433	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $1,745,526,263.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$105,465,884
Gross Unrealized Depreciation	(116,252,499)

Net Unrealized Depreciation	$(10,786,615)

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$109,327,734	$–	$–	$109,327,734
Consumer Staples	64,787,152	–	–	64,787,152
Energy	102,669,167	36,190,555	–	138,859,722
Financials	328,040,304	–	–	328,040,304
Health Care	126,036,261	22,099,944	–	148,136,205
Industrials	98,637,719	–	–	98,637,719
Information Technology	160,091,865	–	–	160,091,865
Materials	7,118,037	–	–	7,118,037
Telecommunication Services	22,704,983	11,359,849	–	34,064,832
Utilities	19,345,912	–	–	19,345,912
Total Common Stock	1,038,759,134	69,650,348	–	1,108,409,482
Preferred Stock	227,434	17,163,305	–	17,390,739
Corporate Bonds/Notes	–	308,491,488	–	308,491,488
Municipal Bonds	–	605,844	–	605,844
Short-Term Investments	83,459,701	40,108,855	–	123,568,556
U.S. Treasury Obligations	–	170,924,763	–	170,924,763
Foreign Government Bonds	–	1,373,683	–	1,373,683
U.S. Government Agency Obligations	–	3,975,093	–	3,975,093
Total Investments, at fair value	$1,122,446,269	$612,293,379	$–	$1,734,739,648
Other Financial Instruments+
Forward Foreign Currency Contracts	–	3,404	–	3,404
Total Assets	$1,122,446,269	$612,296,783	$–	$1,734,743,052
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(2,189,603)	$–	$(2,189,603)
Total Liabilities	$–	$(2,189,603)	$–	$(2,189,603)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2016, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank	Canadian Dollar	228,472	Buy	04/15/16	$172,515	$175,919	$3,404
							$3,404

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York	Israeli New Shekel	17,718,287	Sell	04/15/16	$4,546,298	$4,717,844	$(171,546)
The Bank of New York	EU Euro	11,263,611	Sell	04/15/16	12,459,469	12,821,119	(361,650)
The Bank of New York	British Pound	8,133,776	Sell	04/15/16	11,561,756	11,682,527	(120,771)
The Bank of New York	Swiss Franc	4,152,502	Sell	04/15/16	4,188,819	4,320,677	(131,858)
The Bank of New York	Canadian Dollar	10,316,851	Sell	04/15/16	7,708,116	7,943,789	(235,673)
State Street Bank	Israeli New Shekel	17,718,286	Sell	04/15/16	4,543,453	4,717,844	(174,391)
State Street Bank	EU Euro	13,077,308	Sell	04/15/16	14,461,803	14,885,610	(423,807)
State Street Bank	Canadian Dollar	12,624,528	Sell	04/15/16	9,427,833	9,720,659	(292,826)
State Street Bank	British Pound	9,599,443	Sell	04/15/16	13,644,360	13,787,661	(143,301)
State Street Bank	Swiss Franc	4,218,439	Sell	04/15/16	4,255,504	4,389,284	(133,780)
							$(2,189,603)

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of March 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$3,404
Total Asset Derivatives		$3,404

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$2,189,603
Total Liability Derivatives		$2,189,603

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2016:

	State Street Bank	The Bank of New York	Totals
Assets:
Forward foreign currency contracts	$3,404	$-	$3,404
Total Assets	$3,404	$-	$3,404

Liabilities:
Forward foreign currency contracts	$1,168,105	$1,021,498	$2,189,603
Total Liabilities	$1,168,105	$1,021,498	$2,189,603

Net OTC derivative instruments by counterparty, at fair value	$(1,164,701)	$(1,021,498)	$(2,186,199)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(1,164,701)	$(1,021,498)	$(2,186,199)

(1)       Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
VY® JPMorgan Mid Cap Value Portfolio	as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Consumer Discretionary: 17.8%
8,460		Autozone, Inc.	$6,739,998	1.1
107,160		Bed Bath & Beyond, Inc.	5,319,422	0.9
179,450		Best Buy Co., Inc.	5,821,358	1.0
75,739		CBS Corp. - Class B	4,172,462	0.7
112,210		Dish Network Corp. - Class A	5,190,835	0.8
68,720		Expedia, Inc.	7,409,390	1.2
222,280	L	Gap, Inc.	6,535,032	1.1
69,300		Genuine Parts Co.	6,885,648	1.1
140,318		Hilton Worldwide Holdings, Inc.	3,159,961	0.5
149,625		Jarden Corp.	8,820,394	1.4
173,430		Kohl's Corp.	8,083,572	1.3
60,216		Marriott International, Inc.	4,286,175	0.7
57,390		Mohawk Industries, Inc.	10,955,751	1.8
86,930	L	Nordstrom, Inc.	4,973,265	0.8
62,090		PVH Corp.	6,150,635	1.0
181,970		TEGNA, Inc.	4,269,016	0.7
80,250		Tiffany & Co.	5,888,745	1.0
115,340		Time, Inc.	1,780,850	0.3
40,070		VF Corp.	2,594,933	0.4
			109,037,442	17.8

		Consumer Staples: 5.6%
34,430		Constellation Brands, Inc.	5,202,029	0.9
76,550		Dr Pepper Snapple Group, Inc.	6,845,101	1.1
63,063		Edgewell Personal Care Co.	5,078,463	0.8
62,563		Energizer Holdings, Inc.	2,534,427	0.4
22,740		Hershey Co.	2,094,127	0.3
200,500		Kroger Co.	7,669,125	1.3
358,620		Rite Aid Corp.	2,922,753	0.5
24,340		TreeHouse Foods, Inc.	2,111,495	0.3
			34,457,520	5.6

		Energy: 4.3%
412,660		Columbia Pipeline Group, Inc.	10,357,766	1.7
157,270		EQT Corp.	10,577,980	1.7
118,620		PBF Energy, Inc.	3,938,184	0.7
169,260	L	Southwestern Energy Co.	1,365,928	0.2
			26,239,858	4.3

		Financials: 29.9%
7,143		Alleghany Corp.	3,544,356	0.6
202,640		Ally Financial, Inc.	3,793,421	0.6
105,540		American Campus Communities, Inc.	4,969,878	0.8
189,690		American Homes 4 Rent	3,016,071	0.5
37,350		Ameriprise Financial, Inc.	3,511,273	0.6
37,710		AvalonBay Communities, Inc.	7,172,442	1.2
45,070		Boston Properties, Inc.	5,727,496	0.9
213,060		Brixmor Property Group, Inc.	5,458,597	0.9
24,247		Chubb Ltd.	2,889,030	0.5
215,250		Citizens Financial Group, Inc.	4,509,487	0.7
9,410		Essex Property Trust, Inc.	2,200,623	0.4
457,380		Fifth Third Bancorp	7,633,672	1.2
71,090		First Republic Bank/San Francisco CA	4,737,438	0.8
149,360		General Growth Properties, Inc.	4,440,473	0.7
165,670		Hartford Financial Services Group, Inc.	7,634,074	1.2
96,020		HCP, Inc.	3,128,332	0.5
244,730		Huntington Bancshares, Inc.	2,334,724	0.4
159,660		Invesco Ltd.	4,912,738	0.8
251,360		Kimco Realty Corp.	7,234,141	1.2
17,870		LaSalle Hotel Properties	452,290	0.1
71,000		Legg Mason, Inc.	2,462,280	0.4
252,220		Loews Corp.	9,649,937	1.6
86,983		M&T Bank Corp.	9,655,113	1.6
134,560		Marsh & McLennan Cos., Inc.	8,179,902	1.3
58,840		Northern Trust Corp.	3,834,603	0.6
159,242		Outfront Media, Inc.	3,360,006	0.5
83,790		Progressive Corp.	2,944,381	0.5
64,180		Raymond James Financial, Inc.	3,055,610	0.5
150,050		Rayonier, Inc.	3,703,234	0.6
61,550		Regency Centers Corp.	4,607,017	0.7
204,050		SunTrust Bank	7,362,124	1.2
93,710		T. Rowe Price Group, Inc.	6,883,937	1.1
168,380		Unum Group	5,206,310	0.8
68,276		Vornado Realty Trust	6,447,303	1.1
158,130		Weyerhaeuser Co.	4,898,867	0.8
29,950		WP Carey, Inc.	1,864,088	0.3
31,890		WR Berkley Corp.	1,792,218	0.3
180,490		XL Group Plc	6,642,032	1.1
66,090		Zions Bancorp.	1,600,039	0.3
			183,449,557	29.9

		Health Care: 4.8%
78,110		AmerisourceBergen Corp.	6,760,420	1.1
46,360		Cigna Corp.	6,362,446	1.1
29,510		Henry Schein, Inc.	5,094,311	0.8
37,850		Humana, Inc.	6,924,658	1.1
34,290		Universal Health Services, Inc.	4,276,649	0.7
			29,418,484	4.8

		Industrials: 9.4%
111,960		Ametek, Inc.	5,595,761	0.9
76,560		Carlisle Cos., Inc.	7,617,720	1.2
32,790		Equifax, Inc.	3,747,569	0.6
104,020		Fortune Brands Home & Security, Inc.	5,829,281	1.0
65,360		Hubbell, Inc.	6,923,585	1.1
82,830		IDEX Corp.	6,864,950	1.1

PORTFOLIO OF INVESTMENTS
VY® JPMorgan Mid Cap Value Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
79,840		MSC Industrial Direct Co.	$6,092,590	1.0
90,990		Regal-Beloit Corp.	5,740,559	0.9
176,766	@	Rexnord Corp.	3,574,209	0.6
37,261		Snap-On, Inc.	5,849,604	1.0
			57,835,828	9.4

		Information Technology: 8.6%
107,990		Amphenol Corp.	6,243,982	1.0
100,980		Analog Devices, Inc.	5,977,006	1.0
159,010		Arrow Electronics, Inc.	10,241,834	1.7
142,356	L	CommScope Holding Co., Inc.	3,974,580	0.6
93,376		Jack Henry & Associates, Inc.	7,896,808	1.3
68,750		KLA-Tencor Corp.	5,005,687	0.8
109,730	L	Match Group, Inc.	1,213,614	0.2
200,190		Synopsys, Inc.	9,697,204	1.6
58,256		Xilinx, Inc.	2,763,082	0.4
			53,013,797	8.6

		Materials: 4.6%
9,560		Airgas, Inc.	1,354,078	0.2
35,388		Albemarle Corp.	2,262,355	0.4
88,710		Ball Corp.	6,324,136	1.0
13,760		Sherwin-Williams Co.	3,917,059	0.6
132,745		Silgan Holdings, Inc.	7,058,052	1.2
179,620		WestRock Co.	7,010,569	1.2
			27,926,249	4.6

		Utilities: 11.2%
346,820		Centerpoint Energy, Inc.	7,255,474	1.2
171,890		CMS Energy Corp.	7,295,012	1.2
84,740		Edison International	6,091,959	1.0
307,094		Energen Corp.	11,236,569	1.8
102,510		National Fuel Gas Co.	5,130,625	0.9
277,950		Questar Corp.	6,893,160	1.1
29,770		Sempra Energy	3,097,569	0.5
101,360		WEC Energy Group, Inc.	6,088,695	1.0
157,950		Westar Energy, Inc.	7,835,900	1.3
180,020		Xcel Energy, Inc.	7,528,436	1.2
			68,453,399	11.2

	Total Common Stock
	(Cost $478,863,823)		589,832,134	96.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
	Securities Lending Collateralcc: 1.2%
1,732,493	Bank of Nova Scotia, Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $1,732,508, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-4.500%, Market Value plus accrued interest $1,767,159, due 04/15/17-03/01/46)	1,732,493	0.3
1,732,493	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $1,732,509, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $1,767,143, due 04/01/16-02/20/61)	1,732,493	0.3
1,732,493	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $1,732,510, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,767,143, due 05/31/16-09/09/49)	1,732,493	0.3
1,732,493	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $1,732,510, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $1,767,143, due 08/15/17-02/15/44)	1,732,493	0.3

PORTFOLIO OF INVESTMENTS
VY® JPMorgan Mid Cap Value Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
364,670	Royal Bank of Scotland PLC, Repurchase Agreement dated 03/31/16, 0.29%, due 04/01/16 (Repurchase Amount $364,673, collateralized by various U.S. Government Securities, 0.084%-4.500%, Market Value plus accrued interest $371,966, due 01/31/17-02/15/45)	$364,670	0.0
		7,294,642	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
22,419,144	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $22,419,144)	22,419,144	3.6

	Total Short-Term Investments
	(Cost $29,713,786)	29,713,786	4.8

	Total Investments in Securities (Cost $508,577,609)	$619,545,920	101.0
	Liabilities in Excess of Other Assets	(6,150,430)	(1.0)
	Net Assets	$613,395,490	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $510,172,274.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$132,394,203
Gross Unrealized Depreciation	(23,020,557)

Net Unrealized Appreciation	$109,373,646

PORTFOLIO OF INVESTMENTS
VY® JPMorgan Mid Cap Value Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$589,832,134	$–	$–	$589,832,134
Short-Term Investments	22,419,144	7,294,642	–	29,713,786
Total Investments, at fair value	$612,251,278	$7,294,642	$–	$619,545,920

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Brazil: 0.8%
416,400		Embraer SA ADR	$10,976,304	0.8

		China: 1.1%
616,593	@	JD.com, Inc. ADR	16,339,714	1.1

		Denmark: 0.4%
123,320	L	FLSmidth & Co. A/S	5,164,364	0.4

		France: 5.1%
178,998		LVMH Moet Hennessy Louis Vuitton SE	30,586,614	2.1
109,420		Kering	19,536,204	1.4
311,990		Societe Generale	11,528,678	0.8
221,294		Technip S.A.	12,263,965	0.8
			73,915,461	5.1

		Germany: 7.5%
158,802		Allianz SE	25,790,309	1.8
180,764		Bayer AG	21,182,027	1.5
561,447		Deutsche Bank AG	9,531,810	0.7
84,793		Linde AG	12,320,300	0.8
384,957		SAP SE	30,976,940	2.1
77,987		Siemens AG	8,247,980	0.6
			108,049,366	7.5

		India: 3.3%
10,800,307		DLF Ltd.	18,707,635	1.3
2,445,640		ICICI Bank Ltd. ADR	17,510,783	1.2
2,023,779		Zee Telefilms Ltd.	11,821,836	0.8
			48,040,254	3.3

		Italy: 1.4%
6,376,747	@,L	Banca Monte dei Paschi di Siena SpA	3,637,425	0.3
261,218	L	Brunello Cucinelli SpA	4,946,084	0.3
294,390		Prysmian S.p.A.	6,660,695	0.5
68,697	L	Tod's S.p.A.	4,891,525	0.3
			20,135,729	1.4

		Japan: 12.5%
1,302,700		Dai-ichi Life Insurance Co., Ltd.	15,788,052	1.1
62,400		Fanuc Ltd.	9,663,799	0.7
882,400		KDDI Corp.	23,543,120	1.6
46,851		Keyence Corp.	25,551,232	1.8
368,900		Kyocera Corp.	16,243,105	1.1
268,700		Murata Manufacturing Co., Ltd.	32,423,175	2.2
321,700	L	Nidec Corp.	22,011,479	1.5
31,700		Nintendo Co., Ltd.	4,506,100	0.3
1,282,400		Nomura Holdings, Inc.	5,727,648	0.4
536,600		Rakuten, Inc.	5,179,780	0.4
440,000		Sumitomo Mitsui Financial Group, Inc.	13,357,378	0.9
264,900		Suzuki Motor Corp.	7,083,076	0.5
			181,077,944	12.5

		Netherlands: 2.5%
538,873		Airbus Group SE	35,704,419	2.5

		Spain: 3.3%
1,710,837		Banco Bilbao Vizcaya Argentaria S.A.	11,297,135	0.8
858,691		Industria de Diseno Textil SA	28,783,052	2.0
698,267	@	Repsol YPF S.A.	7,851,291	0.5
			47,931,478	3.3

		Sweden: 3.2%
1,260,688		Assa Abloy AB	24,819,795	1.7
2,167,800		Telefonaktiebolaget LM Ericsson	21,705,544	1.5
			46,525,339	3.2

		Switzerland: 4.5%
852,959		Credit Suisse Group AG	12,045,449	0.8
213,127		Nestle S.A.	15,903,701	1.1
52,719		Roche Holding AG	12,944,638	0.9
1,537,866		UBS Group AG	24,738,169	1.7
			65,631,957	4.5

		United Kingdom: 5.7%
2,760,672	@,L	Circassia Pharmaceuticals Plc	10,745,154	0.8
7,061,814	@,L	Earthport PLC	1,705,298	0.1
466,787		International Game Technology PLC	8,518,863	0.6
1,246,976		Prudential PLC	23,204,238	1.6
144,420		Shire PLC	8,236,935	0.6
648,995		Unilever PLC	29,264,874	2.0
			81,675,362	5.7

		United States: 45.2%
143,640		3M Co.	23,934,733	1.7
354,930	L	Acadia Pharmaceuticals, Inc.	9,923,843	0.7
269,583		Adobe Systems, Inc.	25,286,885	1.8
350,170		Aetna, Inc.	39,341,599	2.7
44,940		Alphabet, Inc. - Class A	34,284,726	2.4
46,607		Alphabet, Inc. - Class C	34,719,885	2.4
188,560		Anthem, Inc.	26,207,954	1.8
54,130		Biogen, Inc.	14,091,122	1.0
120,460		BioMarin Pharmaceutical, Inc.	9,935,541	0.7
110,090	L	Bluebird Bio, Inc.	4,678,825	0.3
753,000	L	Celldex Therapeutics, Inc.	2,846,340	0.2
28,660		Cigna Corp.	3,933,298	0.3
643,720		Citigroup, Inc.	26,875,310	1.9
107,470	L	Clovis Oncology, Inc.	2,063,424	0.1
504,390		Colgate-Palmolive Co.	35,635,153	2.5
553,040		eBay, Inc.	13,195,534	0.9
217,200		Emerson Electric Co.	11,811,336	0.8
269,990		Facebook, Inc.	30,805,859	2.1
341,370		FNF Group	11,572,443	0.8
196,530		Gilead Sciences, Inc.	18,053,246	1.3
127,630		Goldman Sachs Group, Inc.	20,035,357	1.4
8,350		Humana, Inc.	1,527,633	0.1
296,260		Intuit, Inc.	30,814,003	2.1
121,710	L	Ionis Pharmaceuticals, Inc.	4,929,255	0.3
244,730		MacroGenics, Inc.	4,588,688	0.3

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
812,750		Maxim Integrated Products	$29,892,945	2.1
56,290		McDonald's Corp.	7,074,527	0.5
417,360		McGraw-Hill Cos., Inc.	41,310,293	2.9
607,140	@	PayPal Holdings, Inc.	23,435,604	1.6
52,160		Sage Therapeutics, Inc.	1,672,250	0.1
167,860		St. Jude Medical, Inc.	9,232,300	0.6
2,920,090	L	SunEdison, Inc.	1,577,433	0.1
100,411	L	Theravance Biopharma, Inc.	1,887,727	0.1
234,000		Tiffany & Co.	17,170,920	1.2
474,650		Twitter, Inc.	7,855,458	0.5
205,190		United Parcel Service, Inc. - Class B	21,641,389	1.5
43,180		Vertex Pharmaceuticals, Inc.	3,432,378	0.2
285,720		Walt Disney Co.	28,374,853	2.0
161,830		Zimmer Biomet Holdings, Inc.	17,255,933	1.2
			652,906,002	45.2

	Total Common Stock
	(Cost $983,762,707)		1,394,073,693	96.5

PREFERRED STOCK: 1.9%
		Germany: 1.9%
339,594		Bayerische Motoren Werke AG	27,111,098	1.9

		India: 0.0%
50,809,899	@	Zee Entertainment Enterprises Ltd.	652,172	0.0

	Total Preferred Stock
	(Cost $12,797,005)		27,763,270	1.9

	Total Long-Term Investments
	(Cost $996,559,712)		1,421,836,963	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.7%
	Securities Lending Collateralcc: 3.4%
11,495,396	Bank of Nova Scotia, Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $11,495,497, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-4.500%, Market Value plus accrued interest $11,725,409, due 04/15/17-03/01/46)	11,495,396	0.8
11,495,396	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $11,495,500, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $11,725,304, due 04/01/16-02/20/61)	11,495,396	0.8
10,854,733	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $10,854,840, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $11,071,828, due 05/31/16-09/09/49)	10,854,733	0.8
11,495,396	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $11,495,497, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-6.000%, Market Value plus accrued interest $11,725,320, due 03/31/18-08/01/48)	11,495,396	0.8
3,060,318	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $3,060,350, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $3,127,711, due 04/15/18-01/15/29)	3,060,318	0.2
		48,401,239	3.4

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
18,997,648	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $18,997,648)	$18,997,648	1.3

	Total Short-Term Investments
	(Cost $67,398,887)	67,398,887	4.7

	Total Investments in Securities (Cost $1,063,958,599)	$1,489,235,850	103.1
	Liabilities in Excess of Other Assets	(44,989,052)	(3.1)
	Net Assets	$1,444,246,798	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $1,075,012,889.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$544,468,959
Gross Unrealized Depreciation	(130,245,998)

Net Unrealized Appreciation	$414,222,961

Sector Diversification	Percentage of Net Assets
Information Technology	25.1%
Consumer Discretionary	18.0
Financials	17.5
Health Care	15.8
Industrials	12.3
Consumer Staples	5.6
Telecommunication Services	1.6
Energy	1.3
Materials	1.2
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(3.1)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Brazil	$10,976,304	$–	$–	$10,976,304

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
China	$16,339,714	$–	$–	$16,339,714
Denmark	–	5,164,364	–	5,164,364
France	–	73,915,461	–	73,915,461
Germany	–	108,049,366	–	108,049,366
India	17,510,783	30,529,471	–	48,040,254
Italy	4,946,084	15,189,645	–	20,135,729
Japan	–	181,077,944	–	181,077,944
Netherlands	–	35,704,419	–	35,704,419
Spain	–	47,931,478	–	47,931,478
Sweden	–	46,525,339	–	46,525,339
Switzerland	–	65,631,957	–	65,631,957
United Kingdom	19,264,017	62,411,345	–	81,675,362
United States	652,906,002	–	–	652,906,002
Total Common Stock	721,942,904	672,130,789	–	1,394,073,693
Preferred Stock	–	27,763,270	–	27,763,270
Short-Term Investments	18,997,648	48,401,239	–	67,398,887
Total Investments, at fair value	$740,940,552	$748,295,298	$–	$1,489,235,850

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 86.2%
		Basic Materials: 2.6%
300,000	#	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	$234,000	0.2
225,000	#	Cliffs Natural Resources, Inc., 8.250%, 03/31/20	191,250	0.2
375,000	#	Evolution Escrow Issuer LLC, 7.500%, 03/15/22	282,187	0.3
195,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	134,550	0.1
219,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	89,243	0.1
60,000		Hexion US Finance Corp., 6.625%, 04/15/20	50,100	0.1
300,000	#	IAMGOLD Corp., 6.750%, 10/01/20	229,500	0.2
200,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	202,250	0.2
155,000		Millar Western Forest Products Ltd., 8.500%, 04/01/21	65,875	0.1
400,000	#	Rentech Nitrogen Partners L.P. / Rentech Nitrogen Finance Corp., 6.500%, 04/15/21	396,000	0.4
410,000		Resolute Forest Products, Inc., 5.875%, 05/15/23	278,800	0.3
410,000		Tronox Finance LLC, 6.375%, 08/15/20	317,750	0.3
120,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	74,700	0.1
			2,546,205	2.6

		Communications: 13.3%
200,000	#	Altice Financing SA, 6.625%, 02/15/23	201,500	0.2
200,000	#	Altice US Finance I Corp., 5.375%, 07/15/23	206,375	0.2
210,000	#	CCOH Safari LLC, 5.750%, 02/15/26	217,875	0.2
550,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	571,070	0.6
580,000		CenturyLink, Inc., 6.450%, 06/15/21	590,510	0.6
25,000		CenturyLink, Inc., 7.500%, 04/01/24	25,094	0.0
155,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	158,100	0.2
115,000	#	CommScope, Inc., 5.500%, 06/15/24	116,581	0.1
120,000	#	CommScope, Inc., 5.000%, 06/15/21	121,350	0.1
330,000	#	DigitalGlobe, Inc., 5.250%, 02/01/21	301,950	0.3
245,000		Finisar Corp., 0.500%, 12/15/33	239,487	0.2
50,000	#	FireEye, Inc., 1.000%, 06/01/35	42,625	0.0
50,000	#	FireEye, Inc., 1.625%, 06/01/35	40,906	0.0
218,000		Frontier Communications Corp., 8.500%, 04/15/20	224,540	0.2
555,000		Frontier Communications Corp., 8.750%, 04/15/22	542,512	0.6
65,000	#	Frontier Communications Corp., 8.875%, 09/15/20	68,087	0.1
330,000	#	Frontier Communications Corp., 10.500%, 09/15/22	339,487	0.4
100,000		GCI, Inc., 6.750%, 06/01/21	102,500	0.1
115,000		IAC/InterActiveCorp, 4.875%, 11/30/18	118,450	0.1
200,000		Intelsat Luxembourg SA, 7.750%, 06/01/21	60,500	0.1
500,000	#	Level 3 Financing, Inc., 5.250%, 03/15/26	505,000	0.5
275,000		Liberty Media Corp., 1.375%, 10/15/23	273,281	0.3
464,313		McGraw-Hill School Educcation, 6.250%, 12/17/19	463,152	0.5
130,000	#	MDC Partners, Inc., 6.500%, 05/01/24	133,088	0.1
270,000	#	MDC Partners, Inc., 6.750%, 04/01/20	279,281	0.3
85,000	#	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	88,400	0.1
125,000		NeuStar, Inc., 4.500%, 01/15/23	102,500	0.1
200,000	#	Numericable Group SA, 6.000%, 05/15/22	196,000	0.2
350,000		Quebecor Media, Inc., 5.750%, 01/15/23	362,250	0.4
480,000		Shutterfly, Inc., 0.250%, 05/15/18	481,500	0.5
170,000	#	Sirius XM Radio, Inc., 4.625%, 05/15/23	168,725	0.2
1,670,000		Sprint Corp., 7.250%, 09/15/21	1,283,813	1.3
425,000		TEGNA, Inc., 6.375%, 10/15/23	458,469	0.5
120,000		T-Mobile USA, Inc., 6.000%, 04/15/24	121,800	0.1
70,000		T-Mobile USA, Inc., 6.500%, 01/15/24	73,150	0.1
450,000		T-Mobile USA, Inc., 6.500%, 01/15/26	469,688	0.5
100,000		T-Mobile USA, Inc., 6.633%, 04/28/21	105,000	0.1
270,000		Twitter, Inc., 0.250%, 09/15/19	237,769	0.2
58,137		Univision Communications, Inc., 4.000%, 03/01/20	57,628	0.1
160,000	#	Univision Communications, Inc., 5.125%, 02/15/25	158,400	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
540,000	#	Videotron Ltd., 5.375%, 06/15/24	$561,600	0.6
269,328		Virgin Media Investment Holding Ltd., 3.500%, 06/30/23	267,435	0.3
600,000		WebMD Health Corp., 2.500%, 01/31/18	688,500	0.7
275,365		West Corp., 3.250%, 06/30/18	274,440	0.3
375,000		Windstream Corp., 6.375%, 08/01/23	276,563	0.3
360,000		Windstream Corp., 7.500%, 06/01/22	278,100	0.3
200,000		Windstream Corp., 7.750%, 10/15/20	173,000	0.2
			12,828,031	13.3

		Consumer, Cyclical: 11.7%
335,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	340,025	0.4
337,625		Camping World, 5.750%, 02/20/20	334,882	0.3
285,000		DR Horton, Inc., 5.750%, 08/15/23	309,225	0.3
315,000	#	DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.000%, 06/01/21	274,050	0.3
172,584		Federal Mogul Corp., 4.750%, 04/15/21	156,908	0.2
100,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/21	89,250	0.1
375,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.750%, 01/15/22	334,687	0.3
345,000		Global Partners L.P. / GLP Finance Corp., 6.250%, 07/15/22	258,750	0.3
265,000		Global Partners L.P. / GLP Finance Corp., 7.000%, 06/15/23	198,750	0.2
270,000		H&E Equipment Services, Inc., 7.000%, 09/01/22	275,400	0.3
260,000	#	International Automotive Components Group SA, 9.125%, 06/01/18	235,300	0.2
175,000	#	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 02/15/19	144,813	0.1
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	326,275	0.3
650,000		KB Home, 1.375%, 02/01/19	602,875	0.6
400,000		KB Home, 7.000%, 12/15/21	402,000	0.4
245,000		KB Home, 7.500%, 09/15/22	247,450	0.3
95,820		Landrys, Inc., 4.000%, 04/24/18	95,604	0.1
250,000		Lennar Corp., 4.500%, 06/15/19	259,375	0.3
465,000		Lennar Corp., 4.750%, 11/15/22	468,488	0.5
100,000		LKQ Corp., 4.750%, 05/15/23	98,000	0.1
310,000		MDC Holdings, Inc., 5.500%, 01/15/24	298,375	0.3
145,000		Meritage Homes Corp., 7.000%, 04/01/22	155,150	0.2
300,000	#	NCL Corp. Ltd., 5.250%, 11/15/19	309,000	0.3
200,000	#	Nexteer Automotive Group Ltd., 5.875%, 11/15/21	205,000	0.2
665,000		Outerwall, Inc., 5.875%, 06/15/21	495,425	0.5
270,000		Regal Entertainment Group, 5.750%, 02/01/25	272,700	0.3
150,000		Regal Entertainment Group, 5.750%, 03/15/22	156,000	0.2
400,000	#	Rexel SA, 5.250%, 06/15/20	411,000	0.4
330,000		Ryland Group, Inc., 0.250%, 06/01/19	293,700	0.3
130,000		Ryland Group, Inc., 5.375%, 10/01/22	133,575	0.1
185,000	#	Sabre GLBL, Inc., 5.250%, 11/15/23	189,144	0.2
150,000		Scientific Games International, Inc., 6.250%, 09/01/20	90,750	0.1
1,315,000		Scientific Games International, Inc., 10.000%, 12/01/22	1,071,725	1.1
235,000		CalAtlantic Group, Inc., 1.250%, 08/01/32	248,659	0.3
365,000	#	Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 03/01/24	351,313	0.4
360,000	#	TI Group Automotive Systems LLC, 8.750%, 07/15/23	347,400	0.4
375,368		Tower Automotive Holdings - TL B 1L, 4.000%, 04/17/20	373,491	0.4
245,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	232,750	0.2
160,000	#	ZF North America Capital, Inc., 4.750%, 04/29/25	159,800	0.2
			11,247,064	11.7

		Consumer, Non-cyclical: 20.2%
115,733		AdvancePierre Foods - TL L, 5.750%, 07/10/17	115,950	0.1
140,000		Alere, Inc., 3.000%, 05/15/16	162,575	0.2
570,000		Alliance One International, Inc., 9.875%, 07/15/21	436,762	0.5
155,000		Ascent Capital Group, Inc., 4.000%, 07/15/20	97,941	0.1

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
68,631		BioScrip, Inc. - TL B DD, 6.500%, 07/31/20	$61,940	0.1
118,046		BioScrip, Inc. - TL B, 6.500%, 07/31/20	106,536	0.1
225,000		BioScrip, Inc., 8.875%, 02/15/21	191,250	0.2
115,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	136,922	0.1
215,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	204,787	0.2
490,000		Cardtronics, Inc., 1.000%, 12/01/20	475,606	0.5
120,000		Carriage Services, Inc., 2.750%, 03/15/21	132,075	0.1
165,000	#	Centene Corp., 5.625%, 02/15/21	172,425	0.2
110,000	#	Centene Corp., 6.125%, 02/15/24	116,050	0.1
225,000	#	Cenveo Corp., 6.000%, 08/01/19	164,812	0.2
385,000		Cepheid, 1.250%, 02/01/21	344,816	0.4
145,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	131,587	0.1
870,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	851,512	0.9
375,000	#	Cimpress NV, 7.000%, 04/01/22	372,656	0.4
225,000		Constellation Brands, Inc., 3.750%, 05/01/21	228,375	0.2
275,000		Constellation Brands, Inc., 4.250%, 05/01/23	282,562	0.3
305,000	#	Constellis Holdings LLC / Constellis Finance Corp., 9.750%, 05/15/20	266,875	0.3
100,000		Darling Ingredients, Inc., 5.375%, 01/15/22	102,813	0.1
430,000		Del Monte Foods Company, 8.250%, 07/26/21	309,600	0.3
310,000	#	Dole Food Co., Inc., 7.250%, 05/01/19	309,225	0.3
411,000		Emergent Biosolutions, Inc., 2.875%, 01/15/21	535,584	0.6
315,000	#	Endo Finance LLC, 5.750%, 01/15/22	299,250	0.3
140,000	#	Endo Finance LLC, 5.875%, 01/15/23	134,050	0.1
180,000		Endologix, Inc., 2.250%, 12/15/18	132,075	0.1
205,000		Endologix, Inc., 3.250%, 11/01/20	196,287	0.2
250,000	#	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 02/01/20	260,625	0.3
350,000		FTI Consulting, Inc., 6.000%, 11/15/22	367,937	0.4
600,000		HCA, Inc., 5.250%, 06/15/26	616,500	0.6
120,000		Immunomedics, Inc., 4.750%, 02/15/20	84,900	0.1
370,000	#	Impax Laboratories, Inc., 2.000%, 06/15/22	331,844	0.3
490,000		Insulet Corp., 2.000%, 06/15/19	475,300	0.5
395,000	#	Ironwood Pharmaceuticals, Inc., 2.250%, 06/15/22	362,659	0.4
80,000		Jarden Corp., 1.125%, 03/15/34	101,600	0.1
400,000		Jazz Investments I Ltd., 1.875%, 08/15/21	413,000	0.4
406,000	#	JLL/Delta Dutch Newco BV, 7.500%, 02/01/22	405,493	0.4
255,000		Kindred Healthcare, Inc., 6.375%, 04/15/22	230,775	0.2
240,000		Kindred Healthcare, Inc., 8.000%, 01/15/20	239,400	0.3
242,674		Lantheus Medical Imaging, Inc. - TL B 1L, 7.000%, 06/30/22	212,340	0.2
205,000		Medicines Co/The, 2.500%, 01/15/22	232,675	0.2
143,287		Metaldyne LLC - TL B 1L, 3.750%, 10/20/21	139,167	0.1
160,000		Molina Healthcare, Inc., 1.125%, 01/15/20	264,000	0.3
205,000	#	Molina Healthcare, Inc., 5.375%, 11/15/22	211,663	0.2
100,000		Monitronics International, Inc., 9.125%, 04/01/20	81,500	0.1
150,000	#	NuVasive, Inc., 2.250%, 03/15/21	161,250	0.2
124,000		NuVasive, Inc., 2.750%, 07/01/17	157,015	0.2
238,000		PDL BioPharma, Inc., 4.000%, 02/01/18	216,134	0.2
260,000	#	Post Holdings, Inc., 6.000%, 12/15/22	268,775	0.3
100,000	#	Post Holdings, Inc., 6.750%, 12/01/21	105,625	0.1
550,000		Post Holdings, Inc., 7.375%, 02/15/22	583,688	0.6
100,000	#	Post Holdings, Inc., 7.750%, 03/15/24	110,250	0.1
245,000		Quidel Corp., 3.250%, 12/15/20	218,816	0.2
60,000	#	Quintiles Transnational Corp., 4.875%, 05/15/23	61,628	0.1
155,000		Rent-A-Center, Inc./TX, 4.750%, 05/01/21	117,413	0.1
250,000		Revlon Consumer Products Corp., 5.750%, 02/15/21	258,125	0.3
165,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	166,238	0.2
965,000	#	Sothebys, 5.250%, 10/01/22	868,500	0.9
255,000	#	Southern States Cooperative, Inc., 10.000%, 08/15/21	159,375	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
202,304		Surgical Care Affiliates, Inc. - TL B 1L, 4.250%, 03/17/22	$202,178	0.2
480,000		Theravance, Inc., 2.125%, 01/15/23	376,500	0.4
440,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	471,460	0.5
525,000		United Rentals North America, Inc., 5.750%, 11/15/24	527,625	0.6
275,000		Universal Hospital Services, Inc., 7.625%, 08/15/20	255,750	0.3
270,000	#	Vizient, Inc., 10.375%, 03/01/24	289,575	0.3
1,145,000	#	VRX Escrow Corp., 5.875%, 05/15/23	903,119	0.9
480,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	498,600	0.5
470,000		Wright Medical Group, Inc., 2.000%, 02/15/20	422,119	0.4
			19,504,034	20.2

		Diversified: 0.3%
230,000	#	Argos Merger Sub, Inc., 7.125%, 03/15/23	244,375	0.3

		Energy: 10.1%
208,587	#,&	American Energy - Utica LLC, 3.500%, 03/01/21	9,386	0.0
175,000		Antero Resources Corp., 6.000%, 12/01/20	167,125	0.2
235,000	±	Berry Petroleum Co., 09/15/22	45,825	0.0
75,000		Bonanza Creek Energy, Inc., 5.750%, 02/01/23	20,250	0.0
175,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	121,625	0.1
350,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/21	250,250	0.3
125,000		Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	117,187	0.1
173,000	#	Chesapeake Energy Corp., 8.000%, 12/15/22	85,635	0.1
515,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	259,431	0.3
200,000		Concho Resources, Inc., 5.500%, 04/01/23	197,000	0.2
410,000	#	ContourGlobal Power Holdings SA, 7.125%, 06/01/19	400,262	0.4
115,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 12/15/20	91,138	0.1
90,000		DCP Midstream Operating L.P., 2.700%, 04/01/19	80,584	0.1
120,000		DCP Midstream Operating L.P., 3.875%, 03/15/23	100,631	0.1
250,000		DCP Midstream Operating L.P., 5.600%, 04/01/44	185,124	0.2
270,000		Denbury Resources, Inc., 4.625%, 07/15/23	114,750	0.1
300,000		Denbury Resources, Inc., 5.500%, 05/01/22	136,500	0.1
195,000		EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 06/15/23	90,675	0.1
255,000		EPL Oil & Gas, Inc., 8.250%, 02/15/18	12,909	0.0
510,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 04/01/21	364,650	0.4
2,000		Green Field Energy Services, Inc. - Escrow	–	–
380,000		Gulfport Energy Corp., 7.750%, 11/01/20	381,900	0.4
131,000	#	Halcon Resources Corp., 12.000%, 02/15/22	87,443	0.1
90,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 5.500%, 05/15/22	90,401	0.1
170,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	176,588	0.2
285,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/25	246,525	0.3
200,000		Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.500%, 03/01/20	199,000	0.2
250,380		Jonah Energy, 7.500%, 05/12/21	128,946	0.1
200,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	39,000	0.0
200,000		Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 9.250%, 06/01/21	8,250	0.0
345,000	#	MPLX L.P., 4.875%, 06/01/25	315,275	0.3
250,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	260,000	0.3
303,000		Noble Energy, Inc., 5.625%, 05/01/21	304,847	0.3
215,000		Oasis Petroleum, Inc., 6.875%, 03/15/22	160,175	0.2
245,000		ONEOK, Inc., 7.500%, 09/01/23	239,488	0.2
240,000		PDC Energy, Inc., 7.750%, 10/15/22	240,600	0.3
275,000		Range Resources Corp., 5.000%, 03/15/23	234,438	0.2
410,000		Rice Energy, Inc., 6.250%, 05/01/22	358,750	0.4

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
125,000		Rice Energy, Inc., 7.250%, 05/01/23	$110,000	0.1
296,000		Rowan Cos, Inc., 5.400%, 12/01/42	169,403	0.2
31,000		Rowan Cos, Inc., 5.850%, 01/15/44	18,116	0.0
325,000		Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	314,031	0.3
155,000		Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	148,800	0.2
360,000		Sanchez Energy Corp., 7.750%, 06/15/21	208,800	0.2
130,000		SEACOR Holdings, Inc., 3.000%, 11/15/28	100,750	0.1
360,000		SolarCity Corp., 1.625%, 11/01/19	208,125	0.2
200,000	±	Swift Energy Co., 7.875%, 03/01/22	9,000	0.0
175,000	±	Swift Energy Co., 8.875%, 01/15/20	7,875	0.0
130,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	115,050	0.1
215,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	199,950	0.2
190,000		Targa Resources Partners L.P., 6.375%, 08/01/22	183,350	0.2
110,000	#	TerraForm Power Operating LLC, 5.875%, 02/01/23	89,650	0.1
300,000		Tesoro Corp., 5.375%, 10/01/22	296,625	0.3
45,000		Unit Corp., 6.625%, 05/15/21	22,838	0.0
295,000		Western Refining Logistics L.P. / WNRL Finance Corp., 7.500%, 02/15/23	264,025	0.3
260,000	#	Whiting Petroleum Corp., 1.250%, 04/01/20	152,588	0.2
390,000		Whiting Petroleum Corp., 6.250%, 04/01/23	262,275	0.3
180,000		Williams Cos, Inc., 4.550%, 06/24/24	137,700	0.1
375,000		Williams Cos, Inc., 5.750%, 06/24/44	251,250	0.3
150,000		WPX Energy, Inc., 7.500%, 08/01/20	118,125	0.1
80,000		WPX Energy, Inc., 8.250%, 08/01/23	62,200	0.1
			9,773,089	10.1

		Financial: 10.0%
225,234	#,&	AAF Holdings LLC/AAF Finance Co., 12.000%, 07/01/19	197,079	0.2
300,000		Ally Financial, Inc., 4.625%, 03/30/25	297,375	0.3
200,000		Ally Financial, Inc., 4.625%, 05/19/22	201,500	0.2
305,000		Ally Financial, Inc., 5.750%, 11/20/25	299,662	0.3
75,000		Bank of America Corp., 6.300%, 12/29/49	77,617	0.1
375,000		Bank of America Corp., 6.500%, 10/29/49	387,544	0.4
325,000		Capital One Financial Corp., 5.550%, 12/29/49	325,812	0.3
175,000		Citigroup, Inc., 5.900%, 12/29/49	172,375	0.2
311,109		Confie Seguros Holding II - TL 1L, 5.750%, 11/08/18	306,054	0.3
200,000		DuPont Fabros Technology L.P., 5.875%, 09/15/21	210,500	0.2
400,000		Equinix, Inc., 5.375%, 01/01/22	417,000	0.4
195,000		Equinix, Inc., 5.375%, 04/01/23	202,800	0.2
600,000		Fly Leasing Ltd, 6.375%, 10/15/21	570,750	0.6
250,000	#	Galileo Re Ltd., 7.614%, 01/09/19	253,812	0.3
480,000		Geo Group, Inc., 5.875%, 10/15/24	486,600	0.5
300,000		Iron Mountain, Inc., 5.750%, 08/15/24	309,000	0.3
250,000		Kennedy-Wilson, Inc., 5.875%, 04/01/24	245,000	0.2
250,000	#	Kilimanjaro Re Ltd., 4.729%, 04/30/18	249,287	0.3
250,000	#	Kilimanjaro Re Ltd., 9.479%, 12/06/19	253,137	0.3
285,000		MJ Acquisition Corp., 9.000%, 05/08/23	279,471	0.3
350,000		Morgan Stanley, 5.550%, 12/29/49	345,450	0.3
300,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	303,000	0.3
425,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 06/01/22	368,688	0.4
575,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/21	513,188	0.5
100,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 08/01/18	97,250	0.1
125,000		Ocwen Financial Corp., 6.625%, 05/15/19	98,750	0.1
435,000	#	Provident Funding Associates L.P. / PFG Finance Corp., 6.750%, 06/15/21	414,338	0.4
250,000	#	Queen Street VII Re Ltd., 8.880%, 04/08/16	250,181	0.3

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
250,000	#	Residential Reinsurance 2012 Ltd., 5.979%, 12/06/18	$251,813	0.3
250,000	#	Residential Reinsurance 2012 Ltd., 12.979%, 12/06/18	255,088	0.3
225,000	#	Rialto Holdings LLC / Rialto Corp., 7.000%, 12/01/18	222,188	0.2
400,000		Royal Bank of Scotland Group PLC, 8.000%, 12/29/49	382,400	0.4
250,000	#	Sanders Re Ltd., 4.229%, 05/05/17	250,188	0.3
210,000	#	TMX Finance LLC / TitleMax Finance Corp., 8.500%, 09/15/18	169,050	0.2
			9,663,947	10.0

		Industrial: 10.4%
105,000		AECOM, 5.750%, 10/15/22	109,462	0.1
105,000		AECOM, 5.875%, 10/15/24	109,200	0.1
350,000		AEP Industries, Inc., 8.250%, 04/15/19	357,000	0.4
245,000		Allegion US Holding Co., Inc., 5.750%, 10/01/21	257,862	0.3
495,000	#	Amsted Industries, Inc., 5.000%, 03/15/22	493,762	0.5
397,535	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	385,609	0.4
35,294	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	33,794	0.0
250,000	#	Aviation Capital Group Corp., 6.750%, 04/06/21	281,563	0.3
325,000		Ball Corp., 4.000%, 11/15/23	321,344	0.3
575,000		Ball Corp., 5.250%, 07/01/25	605,906	0.6
350,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	285,250	0.3
85,000	#	Belden, Inc., 5.250%, 07/15/24	81,600	0.1
50,000	#	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.000%, 06/15/17	49,781	0.1
245,000		Builders FirstSource, Inc., 6.000%, 07/29/22	243,545	0.3
305,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	289,750	0.3
300,000	#	Coveris Holding Corp., 10.000%, 06/01/18	288,000	0.3
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	686,400	0.7
325,000	#	Dycom Industries, Inc., 0.750%, 09/15/21	320,531	0.3
31,582		Filtration Group, Inc., 8.250%, 11/22/21	31,336	0.0
270,000	#	Florida East Coast Holdings Corp., 6.750%, 05/01/19	271,350	0.3
744,000		General Cable Corp., 4.500%, 11/15/29	409,200	0.4
240,000		Gibraltar Industries, Inc., 6.250%, 02/01/21	244,800	0.3
300,000		Golar LNG Ltd., 3.750%, 03/07/17	288,240	0.3
505,000		Griffon Corp., 5.250%, 03/01/22	505,631	0.5
273,000	#	Jack Cooper Holdings Corp., 10.250%, 06/01/20	193,830	0.2
335,000	#	JMC Steel Group, 8.250%, 03/15/18	301,500	0.3
120,616	#,&	Liberty Tire Recycling LLC, 11.000%, 03/31/21	77,345	0.1
575,000	#	NANA Development Corp., 9.500%, 03/15/19	451,375	0.5
100,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	102,875	0.1
235,000		Reynolds Group Issuer, Inc., 8.250%, 02/15/21	241,322	0.3
335,000		Reynolds Group Issuer, Inc., 8.500%, 05/15/18	335,419	0.3
265,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	274,441	0.3
100,000		RTI International Metals, Inc., 1.625%, 10/15/19	105,125	0.1
190,000		SunPower Corp., 0.875%, 06/01/21	148,200	0.2
200,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	159,500	0.2
125,000		Triumph Group, Inc., 5.250%, 06/01/22	113,125	0.1
545,000		Vishay Intertechnology, Inc., 2.250%, 05/15/41	426,463	0.4
155,000		Xerium Technologies, Inc., 8.875%, 06/15/18	128,650	0.1
			10,010,086	10.4

		Insurance: 0.1%
72,125		Alliant Holdings I LLC, 4.500%, 08/12/22	71,403	0.1

		Technology: 4.9%
150,000		Advanced Micro Devices, Inc., 6.750%, 03/01/19	120,750	0.1
160,000		Advanced Micro Devices, Inc., 7.500%, 08/15/22	110,400	0.1
215,000		Brocade Communications Systems, Inc., 1.375%, 01/01/20	214,059	0.2
210,000		Brocade Communications Systems, Inc., 4.625%, 01/15/23	204,750	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
150,000		Citrix Systems, Inc., 0.500%, 04/15/19	$168,281	0.2
32,000		DynCorp International, Inc., 10.375%, 07/01/17	25,760	0.0
375,000	#	Entegris, Inc., 6.000%, 04/01/22	382,031	0.4
74,083		Expert Global Solutions, Inc., 8.500%, 04/03/18	72,786	0.1
420,000	#	First Data Corp., 5.750%, 01/15/24	421,533	0.4
155,000	#	First Data Corp., 7.000%, 12/01/23	157,131	0.2
510,000		j2 Global, Inc., 8.000%, 08/01/20	532,950	0.6
145,000		KEYW Holding Corp., 2.500%, 07/15/19	104,219	0.1
395,000		Mentor Graphics Corp., 4.000%, 04/01/31	414,999	0.4
315,000	#	Micron Technology, Inc., 5.250%, 08/01/23	259,088	0.3
250,000	#	MSCI, Inc., 5.250%, 11/15/24	259,062	0.3
265,000		NCR Corp., 5.000%, 07/15/22	263,675	0.3
160,000		NCR Corp., 6.375%, 12/15/23	165,600	0.2
120,000	#	Nuance Communications, Inc., 1.000%, 12/15/35	111,075	0.1
375,000	#	ON Semiconductor Corp., 1.000%, 12/01/20	336,563	0.3
197,000		SkillSoft, 5.750%, 04/28/21	158,913	0.2
205,000		Synchronoss Technologies, Inc., 0.750%, 08/15/19	198,594	0.2
47,774		Vertafore, Inc., 4.250%, 07/31/16	47,727	0.0
			4,729,946	4.9

		Utilities: 2.6%
505,000		AES Corp., 4.875%, 05/15/23	488,587	0.5
100,000		AES Corp., 5.500%, 03/15/24	98,250	0.1
332		AES Red Oak, LLC, 8.540%, 11/30/19	334	0.0
675,000		NRG Energy, Inc., 6.250%, 05/01/24	622,688	0.7
150,000		NRG Energy, Inc., 6.250%, 07/15/22	140,203	0.1
355,000		NRG Energy, Inc., 7.875%, 05/15/21	355,444	0.4
540,000	#	Talen Energy Supply LLC, 5.125%, 07/15/19	471,150	0.5
345,000		Talen Energy Supply LLC, 6.500%, 06/01/25	288,075	0.3
			2,464,731	2.6

	Total Corporate Bonds/Notes
	(Cost $90,176,568)		83,082,911	86.2

FOREIGN GOVERNMENT BONDS: 0.0%
14,054	&	Mashantucket Western Pequot Tribe, 2.000%, 07/01/36	78	0.0

	Total Foreign Government Bonds
	(Cost $655)		78	0.0

Shares			Value	Percentage of Net Assets
COMMON STOCK: 5.8%
		Consumer Discretionary: 1.1%
3,636		Cengage Learning Holdings II L.P.	68,630	0.1
50,408		Ford Motor Co.	680,508	0.7
5,043		Starbucks Corp.	301,067	0.3
			1,050,205	1.1

		Energy: 0.2%
20	@	Green Field Energy Service, Inc.	–	–
3,743		Marathon Petroleum Corp.	139,165	0.2
			139,165	0.2

		Financials: 1.2%
2,083		Capital One Financial Corp.	144,373	0.1
5,760		Communications Sales & Leasing, Inc.	128,160	0.1
35,040		Forest City Realty Trust, Inc.	738,993	0.8
2,568		JPMorgan Chase & Co.	152,077	0.2
1,476	#,@	Perseus Holding Corp.	–	–
			1,163,603	1.2

		Health Care: 1.5%
2,690		Aetna, Inc.	302,222	0.3
15,129		BioScrip, Inc.	32,376	0.0
1,274		Bio-Rad Laboratories, Inc.	174,181	0.2
1,411		Cigna Corp.	193,646	0.2
4,020		Mylan NV	186,327	0.2
3,812		Thermo Fisher Scientific, Inc.	539,741	0.6
			1,428,493	1.5

		Industrials: 0.5%
123	@	Ceva Holdings LLC	49,340	0.0
19,600		Commercial Vehicle Group, Inc.	51,940	0.1
3,450		General Cable Corp.	42,125	0.0
1,119		Joy Global, Inc.	17,982	0.0
5,836	@	Liberty Tire Recycling	–	–
1,030		Orbital ATK, Inc.	89,548	0.1
4,090		United Continental Holdings, Inc.	244,827	0.3
			495,762	0.5

		Information Technology: 0.8%
5,800		EMC Corp.	154,570	0.2
13,491		NCR Corp.	403,786	0.4

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
3,986		TE Connectivity Ltd.	$246,813	0.2
			805,169	0.8

		Materials: 0.5%
2,652		Axiall Corp.	57,920	0.1
4,308		LyondellBasell Industries NV - Class A	368,678	0.4
			426,598	0.5

		Telecommunication Services: 0.0%
4,800		Windstream Holdings, Inc.	36,864	0.0

	Total Common Stock
	(Cost $4,297,752)		5,545,859	5.8

PREFERRED STOCK: 2.0%
		Consumer Discretionary: 0.7%
7,900	@	Sealy Corp.	720,875	0.7

		Energy: 0.0%
285	@	Halcon Resources Corp.	9,833	0.0

		Financials: 0.6%
13,000	@,P	GMAC Capital Trust I	318,630	0.3
775	#,@	Perseus Holding Corp.	–	–
232	@	Wells Fargo & Co.	279,562	0.3
			598,192	0.6

		Health Care: 0.6%
811	@	Alere, Inc.	320,345	0.4
125	@	Allergan PLC	114,892	0.1
44	@	BioScrip, Inc.	3,632	0.0
150	@	Kindred Healthcare, Inc.	96,045	0.1
			534,914	0.6

		Industrials: 0.1%
267	@	Ceva Holdings Series A-2	106,812	0.1

	Total Preferred Stock
	(Cost $2,339,503)		1,970,626	2.0

WARRANTS: –%
		Health Care: –%
126	@	BioScrip, Inc. - Class A	–	–
126	@	BioScrip, Inc. - Class B	–	–

	Total Warrants
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $96,814,478)		90,599,474	94.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.4%
	Corporate Bonds/Notes: 0.8%
585,000	Charter Communications Operating LLC -– Bridge Loan, 05/23/16	585,000	0.6
182,283	Charter Communications Operating LLC -– Bridge Loan, 06/25/16	182,282	0.2
29,674	Charter Communications Operating LLC -– Bridge Loan, 06/25/16	29,674	0.0
		796,956	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.6%
4,420,753	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $4,420,753)	4,420,753	4.6

	Total Short-Term Investments
	(Cost $5,217,709)	5,217,709	5.4

	Total Investments in Securities (Cost $102,032,187)	$95,817,183	99.4
	Assets in Excess of Other Liabilities	578,029	0.6
	Net Assets	$96,395,212	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
&	Payment-in-kind
P	Preferred Stock may be called prior to convertible date.
±	Defaulted security

Cost for federal income tax purposes is $102,629,977.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,074,839
Gross Unrealized Depreciation	(9,887,633)

Net Unrealized Depreciation	$(6,812,794)

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$1,050,205	$–	$–	$1,050,205
Energy	139,165	–	–	139,165
Financials	1,163,603	–	–	1,163,603
Health Care	1,428,493	–	–	1,428,493
Industrials	446,422	–	49,340	495,762
Information Technology	805,169	–	–	805,169
Materials	426,598	–	–	426,598
Telecommunication Services	36,864	–	–	36,864
Total Common Stock	5,496,519	–	49,340	5,545,859
Preferred Stock	714,799	1,145,383	110,444	1,970,626
Warrants	–	–	–	–
Corporate Bonds/Notes	–	83,082,911	–	83,082,911
Short-Term Investments	4,420,753	796,956	–	5,217,709
Foreign Government Bonds	–	78	–	78
Total Investments, at fair value	$10,632,071	$85,025,328	$159,784	$95,817,183
Other Financial Instruments+
Centrally Cleared Swaps	–	7,094	–	7,094
Total Assets	$10,632,071	$85,032,422	$159,784	$95,824,277
Liabilities Table
Other Financial Instruments+
Futures	$(36,102)	$–	$–	$(36,102)
Total Liabilities	$(36,102)	$–	$–	$(36,102)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2016, the following futures contracts were outstanding for VY® Pioneer High Yield Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
S&P 500 E-Mini	(10)	06/17/16	$(1,025,750)	$(36,102)
			$(1,025,750)	$(36,102)

At March 31, 2016, the following centrally cleared credit default swaps were outstanding for VY® Pioneer High Yield Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index Series 23, Version 1	Sell	5.000	Chicago Mercantile Exchange	12/20/19	USD	1,101,678	$73,592	$3,084
CDX North American High Yield Index Series 25, Version 1	Sell	5.000	Chicago Mercantile Exchange	12/20/20	USD	2,065,000	59,823	4,010
							$133,415	$7,094

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Credit contracts	Credit default swaps	$7,094
Total Asset Derivatives		$7,094

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$36,102
Total Liability Derivatives		$36,102

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 21.1%
9,500		Autozone, Inc.	$7,568,555	0.9
68,000		Bloomin Brands, Inc.	1,147,160	0.1
86,300		BorgWarner, Inc.	3,313,920	0.4
38,100		Brinker International, Inc.	1,750,695	0.2
74,800		Burlington Stores, Inc.	4,206,752	0.5
117,700	L	Carmax, Inc.	6,014,470	0.7
6,900		Chipotle Mexican Grill, Inc.	3,249,693	0.4
48,300		Choice Hotels International, Inc.	2,610,615	0.3
62,100		Coach, Inc.	2,489,589	0.3
57,000	@,L	Ctrip.com International Ltd. ADR	2,522,820	0.3
18,900		Delphi Automotive PLC	1,417,878	0.2
38,300		Dick's Sporting Goods, Inc.	1,790,525	0.2
57,200		Discovery Communications, Inc. - Class C	1,544,400	0.2
96,000		Dollar General Corp.	8,217,600	1.0
42,300		Dollar Tree, Inc.	3,488,058	0.4
96,000		Extended Stay America, Inc.	1,564,800	0.2
35,900		Ferrari NV	1,497,030	0.2
42,500		Five Below, Inc.	1,756,950	0.2
279,000		Hanesbrands, Inc.	7,906,860	1.0
29,700		Harley-Davidson, Inc.	1,524,501	0.2
16,500		Harman International Industries, Inc.	1,469,160	0.2
122,900		Interpublic Group of Cos., Inc.	2,820,555	0.3
127,100		Kate Spade & Co.	3,243,592	0.4
68,000		L Brands, Inc.	5,971,080	0.7
62,500		Liberty Interactive Corp. QVC Group	1,578,125	0.2
19,600		Lululemon Athletica, Inc.	1,327,116	0.2
52,912	L	Marriott International, Inc.	3,766,276	0.5
58,000		Mattel, Inc.	1,949,960	0.2
46,300		McGraw-Hill Cos., Inc.	4,582,774	0.6
145,300		MGM Resorts International	3,115,232	0.4
123,400		Michaels Cos, Inc.	3,451,498	0.4
18,100		Mohawk Industries, Inc.	3,455,290	0.4
75,100	L	Newell Rubbermaid, Inc.	3,326,179	0.4
42,200	@	Norwegian Cruise Line Holdings Ltd.	2,333,238	0.3
21,200		Omnicom Group, Inc.	1,764,476	0.2
24,700		O'Reilly Automotive, Inc.	6,759,402	0.8
8,000		Panera Bread Co.	1,638,640	0.2
28,700		Papa John's International, Inc.	1,555,253	0.2
18,800		Polaris Industries, Inc.	1,851,424	0.2
88,900		Pulte Group, Inc.	1,663,319	0.2
37,600		PVH Corp.	3,724,656	0.5
24,600	@,L	Restoration Hardware Holdings, Inc.	1,030,740	0.1
129,000		Ross Stores, Inc.	7,469,100	0.9
23,600		Royal Caribbean Cruises Ltd.	1,938,740	0.2
132,600		Service Corp. International	3,272,568	0.4
31,300		Signet Jewelers Ltd.	3,882,139	0.5
36,500		Sotheby's	975,645	0.1
12,700	@	Tempur Sealy International, Inc.	772,586	0.1
11,800	L	Tesla Motors, Inc.	2,711,286	0.3
50,700		Tiffany & Co.	3,720,366	0.5
69,600		Toll Brothers, Inc.	2,053,896	0.2
62,700		Tractor Supply Co.	5,671,842	0.7
18,400		TripAdvisor, Inc.	1,223,600	0.1
15,900		Ulta Salon Cosmetics & Fragrance, Inc.	3,080,466	0.4
127,900	@	Vipshop Holdings Ltd. ADR	1,647,352	0.2
33,020	L	Wayfair, Inc.	1,427,125	0.2
8,500		Whirlpool Corp.	1,532,890	0.2
47,000		Williams-Sonoma, Inc.	2,572,780	0.3
56,500		Wolverine World Wide, Inc.	1,040,730	0.1
18,400	L	Wynn Resorts Ltd.	1,719,112	0.2
			174,673,079	21.1

		Consumer Staples: 6.0%
82,700	L	Blue Buffalo Pet Products, Inc.	2,122,082	0.3
39,650		Brown-Forman Corp. - Class B	3,904,335	0.5
37,600		Church & Dwight Co., Inc.	3,465,968	0.4
11,800		Clorox Co.	1,487,508	0.2
38,400		Constellation Brands, Inc.	5,801,856	0.7
23,700		Dr Pepper Snapple Group, Inc.	2,119,254	0.3
120,700		Flowers Foods, Inc.	2,228,122	0.3
67,400		Hain Celestial Group, Inc.	2,757,334	0.3
49,500		Hershey Co.	4,558,455	0.5
12,000		JM Smucker Co.	1,558,080	0.2
45,000		McCormick & Co., Inc.	4,476,600	0.5
61,600		Mead Johnson Nutrition Co.	5,234,152	0.6
31,900		Monster Beverage Corp.	4,254,822	0.5
17,900		Pricesmart, Inc.	1,513,982	0.2
150,900		Rite Aid Corp.	1,229,835	0.1
61,400		Sprouts Farmers Market, Inc.	1,783,056	0.2
41,900		Whole Foods Market, Inc.	1,303,509	0.2
			49,798,950	6.0

		Energy: 1.5%
53,500		Cabot Oil & Gas Corp.	1,214,985	0.1
15,100		Cimarex Energy Co.	1,468,777	0.2
14,500		Concho Resources, Inc./Midland TX	1,465,080	0.2
15,900		Diamondback Energy, Inc.	1,227,162	0.1
24,500		EQT Corp.	1,647,870	0.2

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
31,900		Oceaneering International, Inc.	$1,060,356	0.1
10,300		Pioneer Natural Resources Co.	1,449,622	0.2
39,900	L	Range Resources Corp.	1,291,962	0.2
19,600		Tesoro Corp.	1,685,796	0.2
			12,511,610	1.5

		Financials: 9.7%
36,200		American Campus Communities, Inc.	1,704,658	0.2
62,900		Aon PLC	6,569,905	0.8
64,500		BankUnited, Inc.	2,221,380	0.3
69,633		CBOE Holdings, Inc.	4,549,124	0.6
88,800		Crown Castle International Corp.	7,681,200	0.9
106,100		E*Trade Financial Corp.	2,598,389	0.3
9,015		Equinix, Inc.	2,981,351	0.4
14,300		Federal Realty Investment Trust	2,231,515	0.3
84,300		Fifth Third Bancorp	1,406,967	0.2
35,400		Financial Engines, Inc.	1,112,622	0.1
129,100		FNF Group	4,376,490	0.5
19,900		Intercontinental Exchange, Inc.	4,679,286	0.6
39,100		Invesco Ltd.	1,203,107	0.1
57,400		Iron Mountain, Inc.	1,946,434	0.2
23,000		Jones Lang LaSalle, Inc.	2,698,360	0.3
84,700		Lazard Ltd.	3,286,360	0.4
38,000	L	LPL Financial Holdings, Inc.	942,400	0.1
50,400	@,L	Markit Ltd.	1,781,640	0.2
40,700		Moody's Corp.	3,929,992	0.5
34,300		MSCI, Inc. - Class A	2,540,944	0.3
31,600		Northern Trust Corp.	2,059,372	0.2
72,700		Progressive Corp.	2,554,678	0.3
21,300		SVB Financial Group	2,173,665	0.3
21,300		Taubman Centers, Inc.	1,517,199	0.2
138,000		TD Ameritrade Holding Corp.	4,351,140	0.5
43,700		Webster Financial Corp.	1,568,830	0.2
26,699	@	WeWork Companies, Inc., Classs A	1,005,062	0.2
23,300		Willis Towers Watson PLC	2,764,778	0.3
123,800	L	WisdomTree Investments, Inc.	1,415,034	0.2
			79,851,882	9.7

		Health Care: 13.7%
45,800		Acadia Healthcare Co., Inc.	2,524,038	0.3
69,400		Acadia Pharmaceuticals, Inc.	1,940,424	0.2
70,200		Agilent Technologies, Inc.	2,797,470	0.3
8,600	L	Agios Pharmaceuticals, Inc.	349,160	0.0
41,100	L	Akorn, Inc.	967,083	0.1
28,500		Align Technology, Inc.	2,071,665	0.3
47,100		Alkermes PLC	1,610,349	0.2
16,600		Alnylam Pharmaceuticals, Inc.	1,041,982	0.1
58,500		AmerisourceBergen Corp.	5,063,175	0.6
9,800		Athenahealth, Inc.	1,360,044	0.2
44,400		BioMarin Pharmaceutical, Inc.	3,662,112	0.4
10,700		Bluebird Bio, Inc.	454,750	0.1
67,900		Bruker BioSciences Corp.	1,901,200	0.2
123,484		Catalent, Inc.	3,293,318	0.4
35,700		Centene Corp.	2,198,049	0.3
43,400		Cerner Corp.	2,298,464	0.3
11,800	L	Clovis Oncology, Inc.	226,560	0.0
19,200		Cooper Cos., Inc.	2,956,224	0.4
36,500		DaVita, Inc.	2,678,370	0.3
83,750		Dentsply Sirona, Inc.	5,161,512	0.6
46,100		Endo International PLC	1,297,715	0.2
75,500		Envision Healthcare Holdings, Inc.	1,540,200	0.2
22,300		Henry Schein, Inc.	3,849,649	0.5
88,100		Hologic, Inc.	3,039,450	0.4
41,700		Horizon Pharma PLC	690,969	0.1
15,600		Humana, Inc.	2,854,020	0.3
52,600		Idexx Laboratories, Inc.	4,119,632	0.5
8,500		Illumina, Inc.	1,377,935	0.2
49,800		Incyte Corp., Ltd.	3,609,006	0.4
7,150	L	Intercept Pharmaceuticals, Inc.	918,561	0.1
10,700		Intuitive Surgical, Inc.	6,431,235	0.8
59,700		Ironwood Pharmaceuticals, Inc.	653,118	0.1
15,100		Jazz Pharmaceuticals PLC	1,971,305	0.2
20,100		Mallinckrodt PLC - W/I	1,231,728	0.1
31,700		Medidata Solutions, Inc.	1,227,107	0.1
29,700		Mednax, Inc.	1,919,214	0.2
12,000		Mettler Toledo International, Inc.	4,137,120	0.5
21,600		Neurocrine Biosciences, Inc.	854,280	0.1
15,700		Pacira Pharmaceuticals, Inc./DE	831,786	0.1
13,100		Puma Biotechnology, Inc.	384,747	0.0
26,200	@	Quintiles Transnational Holdings, Inc.	1,705,620	0.2
39,100	L	Seattle Genetics, Inc.	1,372,019	0.2
25,500		Team Health Holdings, Inc.	1,066,155	0.1
20,500		Teleflex, Inc.	3,218,705	0.4
11,100		Ultragenyx Pharmaceutical, Inc.	702,741	0.1
12,500		United Therapeutics Corp.	1,392,875	0.2
16,800		Universal Health Services, Inc.	2,095,296	0.3
102,700	@,L	Veeva Systems, Inc.	2,571,608	0.3
19,600		Vertex Pharmaceuticals, Inc.	1,558,004	0.2
23,000		WellCare Health Plans, Inc.	2,133,250	0.3
25,100		West Pharmaceutical Services, Inc.	1,739,932	0.2

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
146,550		Zoetis, Inc.	$6,496,562	0.8
			113,547,493	13.7

		Industrials: 18.7%
49,000		Alaska Air Group, Inc.	4,018,980	0.5
9,500		Allegiant Travel Co.	1,691,570	0.2
62,800		Allegion Public Ltd.	4,000,988	0.5
53,562		Ametek, Inc.	2,677,029	0.3
43,600		Avis Budget Group, Inc.	1,192,896	0.1
21,700		CH Robinson Worldwide, Inc.	1,610,791	0.2
29,500		Clarcor, Inc.	1,704,805	0.2
46,200		Colfax Corp.	1,320,858	0.2
24,800	L	Copa Holdings S.A.	1,680,200	0.2
44,500		Copart, Inc.	1,814,265	0.2
15,900		CoStar Group, Inc.	2,991,903	0.4
44,100		DigitalGlobe, Inc.	762,930	0.1
74,500		Donaldson Co., Inc.	2,377,295	0.3
41,000		Equifax, Inc.	4,685,890	0.6
43,000		Expeditors International Washington, Inc.	2,098,830	0.3
40,700	L	Fastenal Co.	1,994,300	0.2
60,100		Flowserve Corp.	2,669,041	0.3
52,800		Fortune Brands Home & Security, Inc.	2,958,912	0.4
35,100	L	Generac Holdings, Inc.	1,307,124	0.2
35,200		Genesee & Wyoming, Inc.	2,207,040	0.3
53,000		Graco, Inc.	4,449,880	0.5
64,500		Hertz Global Holdings, Inc.	679,185	0.1
16,100		Hubbell, Inc.	1,705,473	0.2
29,600		IDEX Corp.	2,453,248	0.3
30,100		IHS, Inc.	3,737,216	0.5
37,600		JB Hunt Transport Services, Inc.	3,167,424	0.4
28,400		Kansas City Southern	2,426,780	0.3
84,600		KAR Auction Services, Inc.	3,226,644	0.4
31,300		Kirby Corp.	1,887,077	0.2
23,900		Landstar System, Inc.	1,544,179	0.2
32,200		Manpower, Inc.	2,621,724	0.3
17,800		Middleby Corp.	1,900,506	0.2
42,500		Nielsen NV	2,238,050	0.3
19,800		Nordson Corp.	1,505,592	0.2
36,200		Old Dominion Freight Line	2,520,244	0.3
26,000		Paccar, Inc.	1,421,940	0.2
88,400	L	Ritchie Brothers Auctioneers, Inc.	2,393,872	0.3
41,700		Robert Half International, Inc.	1,942,386	0.2
28,800		Rockwell Collins, Inc.	2,655,648	0.3
118,810		Rollins, Inc.	3,222,127	0.4
24,300		Roper Technologies, Inc.	4,441,311	0.5
119,400	@	Sensata Technologies Holdings N.V.	4,637,496	0.6
19,000		Snap-On, Inc.	2,982,810	0.4
154,700		Southwest Airlines Co.	6,930,560	0.8
39,700		Spirit Airlines, Inc.	1,904,806	0.2
12,700		Stericycle, Inc.	1,602,613	0.2
91,000		Textron, Inc.	3,317,860	0.4
26,000		Toro Co.	2,239,120	0.3
19,100		TransDigm Group, Inc.	4,208,494	0.5
92,700		TransUnion	2,559,447	0.3
102,041		United Continental Holdings, Inc.	6,108,174	0.7
13,900		Valmont Industries, Inc.	1,721,376	0.2
84,200		Verisk Analytics, Inc.	6,729,264	0.8
16,800		WABCO Holdings, Inc.	1,796,256	0.2
45,900		Wabtec Corp.	3,639,411	0.4
27,900		Waste Connections, Inc.	1,802,061	0.2
10,000	L	WW Grainger, Inc.	2,334,300	0.3
50,800		Xylem, Inc.	2,077,720	0.2
			154,497,921	18.7

		Information Technology: 19.5%
48,500		Activision Blizzard, Inc.	1,641,240	0.2
69,000		Akamai Technologies, Inc.	3,834,330	0.5
15,500		Alliance Data Systems Corp.	3,410,000	0.4
122,200		Amphenol Corp.	7,065,604	0.8
18,200		Ansys, Inc.	1,628,172	0.2
92,500		ARM Holdings PLC ADR	4,041,325	0.5
37,341	@	Atlassian Corp. PLC	939,126	0.1
104,338	@	Atlassian Corp. PLC	2,519,137	0.3
25,900		Autodesk, Inc.	1,510,229	0.2
98,700		Black Knight Financial Services, Inc.	3,062,661	0.4
19,500	@,L	Check Point Software Technologies	1,705,665	0.2
45,800		Cognex Corp.	1,783,910	0.2
98,600		CoreLogic, Inc.	3,421,420	0.4
44,255	@	Dropbox, Inc. - Class A	350,057	0.1
19,495	@	Dropbox, Inc. - Class B	154,205	0.0
76,700		Electronic Arts, Inc.	5,070,637	0.6
20,600	@	EPAM Systems, Inc.	1,538,202	0.2
17,300		F5 Networks, Inc.	1,831,205	0.2
9,800		Factset Research Systems, Inc.	1,484,994	0.2
20,600		FEI Co.	1,833,606	0.2
83,400		Fidelity National Information Services, Inc.	5,280,054	0.6
64,900		Fiserv, Inc.	6,657,442	0.8
54,300		Fortinet, Inc.	1,663,209	0.2
47,100		Gartner, Inc.	4,208,385	0.5
65,500	@	Genpact Ltd.	1,780,945	0.2
49,900		Global Payments, Inc.	3,258,470	0.4
40,200	@	Guidewire Software, Inc.	2,190,096	0.3
17,900		Harris Corp.	1,393,694	0.2
46,100		Integrated Device Technology, Inc.	942,284	0.1
59,200		Intuit, Inc.	6,157,392	0.7
23,500		IPG Photonics Corp.	2,257,880	0.3
34,950	@	Keysight Technologies, Inc.	969,513	0.1
68,800		Linear Technology Corp.	3,065,728	0.4
21,800		LinkedIn Corp.	2,492,830	0.3
85,600	L	Match Group, Inc.	946,736	0.1
13,400		Mercadolibre, Inc.	1,579,190	0.2

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
51,700		Microchip Technology, Inc.	$2,491,940	0.3
57,100		Microsemi Corp.	2,187,501	0.3
79,800	@,L	Mobileye NV	2,975,742	0.4
25,100		Motorola Solutions, Inc.	1,900,070	0.2
55,100	L	NetSuite, Inc.	3,773,799	0.5
26,000	@	Palo Alto Networks, Inc.	4,241,640	0.5
37,500		Paychex, Inc.	2,025,375	0.2
20,000		Proofpoint, Inc.	1,075,600	0.1
75,600	L	Pure Storage, Inc.	1,034,964	0.1
52,800		QLIK Technologies, Inc.	1,526,976	0.2
73,800		Red Hat, Inc.	5,498,838	0.7
144,100		Sabre Corp.	4,167,372	0.5
78,800	@	ServiceNow, Inc.	4,820,984	0.6
53,100		Skyworks Solutions, Inc.	4,136,490	0.5
35,900	@	Splunk, Inc.	1,756,587	0.2
34,400		SS&C Technologies Holdings, Inc.	2,181,648	0.3
73,800		Trimble Navigation Ltd.	1,830,240	0.2
63,900		Twitter, Inc.	1,057,545	0.1
97,000		Vantiv, Inc.	5,226,360	0.6
54,600	L	VeriSign, Inc.	4,834,284	0.6
18,699		WEX, Inc.	1,558,749	0.2
37,647	@	Workday, Inc.	2,892,795	0.3
54,000		Xilinx, Inc.	2,561,220	0.3
32,400	L	Zendesk, Inc.	678,132	0.1
23,900	L	Zillow Group, Inc. - A	610,645	0.1
30,800	@,L	Zillow Group, Inc. - C	730,884	0.1
			161,445,953	19.5

		Materials: 6.4%
21,900		Air Products & Chemicals, Inc.	3,154,695	0.4
35,000		Ashland, Inc.	3,848,600	0.5
77,500		Ball Corp.	5,524,975	0.7
27,100		Carpenter Technology Corp.	927,633	0.1
67,500		Celanese Corp.	4,421,250	0.5
68,800		CF Industries Holdings, Inc.	2,156,192	0.2
15,800	L	Compass Minerals International, Inc.	1,119,588	0.1
20,500		Eagle Materials, Inc.	1,437,255	0.2
4,800		NewMarket Corp.	1,902,048	0.2
46,100		PolyOne Corp.	1,394,525	0.2
101,000		RPM International, Inc.	4,780,330	0.6
77,200		Sealed Air Corp.	3,706,372	0.4
20,200		Sherwin-Williams Co.	5,750,334	0.7
97,800	L	Silver Wheaton Corp.	1,621,524	0.2
133,700		Stillwater Mining Co	1,423,905	0.2
46,400		Valspar Corp.	4,965,728	0.6
47,800		Vulcan Materials Co.	5,046,246	0.6
			53,181,200	6.4

		Telecommunication Services: 1.2%
74,650		SBA Communications Corp.	7,477,691	0.9
72,700		T-Mobile US, Inc.	2,784,410	0.3
			10,262,101	1.2

		Utilities: 0.6%
37,400		Atmos Energy Corp.	2,777,324	0.4
79,600		NiSource, Inc.	1,875,376	0.2
			4,652,700	0.6

	Total Common Stock
	(Cost $624,078,565)		814,422,889	98.4

PREFERRED STOCK: 1.3%
		Financials: 0.5%
44,396	@	WeWork Companies, Inc. - Series D-1	1,671,252	0.2
34,882	@	WeWork Companies, Inc. - Series D-2	1,313,105	0.2
24,709	@	WeWork Companies, Inc. - Series E	930,151	0.1
			3,914,508	0.5

		Information Technology: 0.8%
32,391	@	AirBNB, Inc. - Series D	2,834,496	0.4
3,719	@	AirBNB, Inc. - Series E	325,445	0.0
24,209	@	Dropbox, Inc. - Series A	191,493	0.0
118,921	@	Dropbox, Inc. - Series A-1	940,665	0.1
8,859	@	Flipkart - Series G	1,069,281	0.1
353,970	@	Tanium, Inc.- Series G	1,684,897	0.2
			7,046,277	0.8

	Total Preferred Stock
	(Cost $7,911,058)		10,960,785	1.3

	Total Long-Term Investments
	(Cost $631,989,623)		825,383,674	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.0%
	Securities Lending Collateralcc: 5.9%
10,920,338	Bank of Montreal, Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $10,920,428, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $11,138,745, due 05/26/16-09/09/49)	10,920,338	1.3

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
11,564,883	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $11,564,988, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $11,796,181, due 04/01/16-02/20/61)	$11,564,883	1.4
11,564,883	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $11,564,997, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $11,796,181, due 05/31/16-09/09/49)	11,564,883	1.4
11,564,883	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $11,564,984, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-6.000%, Market Value plus accrued interest $11,796,196, due 03/31/18-08/01/48)	11,564,883	1.4
3,078,821	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $3,078,853, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $3,146,622, due 04/15/18-01/15/29)	3,078,821	0.4
		48,693,808	5.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
988,021	T. Rowe Price Reserve Investment Fund, 0.330%††
	(Cost $988,021)	988,021	0.1

	Total Short-Term Investments
	(Cost $49,681,829)	49,681,829	6.0

	Total Investments in Securities (Cost $681,671,452)	$875,065,503	105.7
	Liabilities in Excess of Other Assets	(46,891,933)	(5.7)
	Net Assets	$828,173,570	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $683,097,106.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$234,242,887
Gross Unrealized Depreciation	(42,274,490)

Net Unrealized Appreciation	$191,968,397

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$174,673,079	$–	$–	$174,673,079
Consumer Staples	49,798,950	–	–	49,798,950
Energy	12,511,610	–	–	12,511,610
Financials	78,846,820	–	1,005,062	79,851,882
Health Care	113,547,493	–	–	113,547,493
Industrials	154,497,921	–	–	154,497,921
Information Technology	158,422,554	2,519,137	504,262	161,445,953
Materials	53,181,200	–	–	53,181,200
Telecommunication Services	10,262,101	–	–	10,262,101
Utilities	4,652,700	–	–	4,652,700
Total Common Stock	810,394,428	2,519,137	1,509,324	814,422,889
Preferred Stock	–	–	10,960,785	10,960,785
Short-Term Investments	988,021	48,693,808	–	49,681,829
Total Investments, at fair value	$811,382,449	$51,212,945	$12,470,109	$875,065,503

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2016.

Investments, at fair value	Fair Value at March 31, 2016	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input
Common Stock	$1,509,324	Recent Comparable Transaction Price	Discount Factor*	0.00%	Decrease

Preferred Stock	$10,960,785	Recent Comparable Transaction Price	Discount Factor*	0.00%	Decrease

* No quantitative unobserable inputs were significant to the fair valuation determination at March 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolios's assets and liabilities during the period ended March 31, 2016:

	Beginning Balance			Accrued Discounts/	Total Realized	Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2015	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)*	Level 3	Level 3	3/31/2016
Asset Table
Investments, at fair value
Common Stock	$1,477,438	$-	$-	$-	$-	$31,886	$-	$-	$1,509,324
Preferred Stock	9,973,148	-	-	-		987,637	-	-	10,960,785
Total Investments, at value	$11,450,586	$-	$-	$-	$-	$1,019,523	$-	$-	$12,470,109

* As of March 31, 2016 total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $1,019,523.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Consumer Discretionary: 24.7%
183,400		Amazon.com, Inc.	$108,873,576	6.7
21,900		Autozone, Inc.	17,447,511	1.1
258,800		BorgWarner, Inc.	9,937,920	0.6
129,500		Carmax, Inc.	6,617,450	0.4
121,600		Delphi Automotive PLC	9,122,432	0.6
171,820		Ferrari NV	7,164,894	0.4
3,088	@	Flipkart Online Services Pvt. Ltd.	372,721	0.0
481,700		Hanesbrands, Inc.	13,651,378	0.8
407,300		Hilton Worldwide Holdings, Inc.	9,172,396	0.6
170,300		Las Vegas Sands Corp.	8,801,104	0.5
252,600		Lowe's Cos, Inc.	19,134,450	1.2
170,100	L	Marriott International, Inc.	12,107,718	0.8
839,160		MGM Resorts International	17,991,590	1.1
115,800		Netflix, Inc.	11,838,234	0.7
256,400		Nike, Inc.	15,760,908	1.0
46,659		Priceline.com, Inc.	60,141,585	3.7
147,700		Ross Stores, Inc.	8,551,830	0.5
108,700		Royal Caribbean Cruises Ltd.	8,929,705	0.6
221,000		Starbucks Corp.	13,193,700	0.8
77,480	L	Tesla Motors, Inc.	17,802,580	1.1
159,500		Tractor Supply Co.	14,428,370	0.9
93,200		Walt Disney Co.	9,255,692	0.6
			400,297,744	24.7

		Consumer Staples: 3.4%
35,900		Costco Wholesale Corp.	5,657,122	0.4
122,100		CVS Health Corp.	12,665,433	0.8
187,100		Philip Morris International, Inc.	18,356,381	1.1
216,400		Walgreens Boots Alliance, Inc.	18,229,536	1.1
			54,908,472	3.4

		Financials: 6.0%
283,500		American Tower Corp.	29,021,895	1.8
11,300		Blackrock, Inc.	3,848,441	0.2
147,812		Crown Castle International Corp.	12,785,738	0.8
73,900		Intercontinental Exchange, Inc.	17,376,846	1.1
606,700		Morgan Stanley	15,173,567	0.9
163,500		State Street Corp.	9,568,020	0.6
315,600		TD Ameritrade Holding Corp.	9,950,868	0.6
5,062	@	WeWork Companies, Inc., Classs A	190,555	0.0
			97,915,930	6.0

		Health Care: 19.6%
112,400		Aetna, Inc.	12,628,140	0.8
191,300		Alexion Pharmaceuticals, Inc.	26,632,786	1.6
166,831	@	Allergan plc	44,715,713	2.8
157,700		Anthem, Inc.	21,918,723	1.4
42,600		Biogen, Inc.	11,089,632	0.7
67,700		BioMarin Pharmaceutical, Inc.	5,583,896	0.3
459,500		Bristol-Myers Squibb Co.	29,352,860	1.8
160,416		Celgene Corp.	16,056,037	1.0
95,700		Cigna Corp.	13,133,868	0.8
150,300		Gilead Sciences, Inc.	13,806,558	0.9
80,300		Humana, Inc.	14,690,885	0.9
29,100		Illumina, Inc.	4,717,401	0.3
90,100		Incyte Corp., Ltd.	6,529,547	0.4
40,700		Intuitive Surgical, Inc.	24,462,735	1.5
88,900		McKesson Corp.	13,979,525	0.9
23,400		Regeneron Pharmaceuticals, Inc.	8,434,296	0.5
120,300		Stryker Corp.	12,906,987	0.8
175,800		UnitedHealth Group, Inc.	22,660,620	1.4
169,800		Vertex Pharmaceuticals, Inc.	13,497,402	0.8
			316,797,611	19.6

		Industrials: 10.7%
777,000		American Airlines Group, Inc.	31,864,770	2.0
182,500		Boeing Co.	23,166,550	1.4
68,700		Canadian Pacific Railway Ltd	9,115,803	0.5
447,000		Danaher Corp.	42,402,420	2.6
56,100		FedEx Corp.	9,128,592	0.6
169,632		Flowserve Corp.	7,533,357	0.5
25,800		IHS, Inc.	3,203,328	0.2
25,400		Kansas City Southern	2,170,430	0.1
72,500		Roper Technologies, Inc.	13,250,825	0.8
266,140		United Continental Holdings, Inc.	15,931,141	1.0
196,600		Wabtec Corp.	15,588,414	1.0
			173,355,630	10.7

		Information Technology: 31.0%
62,192	@	Alibaba Group Holding Ltd. ADR	4,915,034	0.3
75,450		Alphabet, Inc. - Class A	57,560,805	3.6
67,071		Alphabet, Inc. - Class C	49,964,541	3.1
376,800		Apple, Inc.	41,067,432	2.5
112,400	@,L	ASML Holding NV-NY REG	11,283,836	0.7
143,343	@	Dropbox, Inc. - Class A	1,133,843	0.1
576,300		Facebook, Inc.	65,755,830	4.1
105,500		Fiserv, Inc.	10,822,190	0.7
47,800		LinkedIn Corp.	5,465,930	0.3
84,501	@	LivingSocial.com	–	–
420,000		Mastercard, Inc.	39,690,000	2.5
890,000		Microsoft Corp.	49,154,700	3.0
384,300	@,L	Mobileye NV	14,330,547	0.9
108,900	L	NetSuite, Inc.	7,458,561	0.5
167,400	@	NXP Semiconductor NV - NXPI - US	13,571,118	0.8
73,100	@	Palo Alto Networks, Inc.	11,925,534	0.7
267,300	@	PayPal Holdings, Inc.	10,317,780	0.6
287,464		Salesforce.com, Inc.	21,223,467	1.3

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
145,000	@	ServiceNow, Inc.	$8,871,100	0.6
1,080,000		Tencent Holdings Ltd.	22,079,918	1.3
172,300	L	VeriSign, Inc.	15,255,442	0.9
519,400		Visa, Inc. - Class A	39,723,712	2.5
			501,571,320	31.0

		Materials: 1.1%
100,300		Ashland, Inc.	11,028,988	0.7
39,600		Martin Marietta Materials, Inc.	6,316,596	0.4
			17,345,584	1.1

		Telecommunication Services: 0.5%
196,800		T-Mobile US, Inc.	7,537,440	0.5

	Total Common Stock
	(Cost $1,230,695,522)		1,569,729,731	97.0

PREFERRED STOCK: 1.3%
		Consumer Discretionary: 0.2%
1,054	@	Flipkart Online Services Pvt. Ltd., - Series A	127,218	0.0
1,862	@	Flipkart Online Services Pvt. Ltd., - Series C	224,744	0.0
3,462	@	Flipkart Online Services Pvt. Ltd., - Series E	417,863	0.1
14,029	@	Flipkart Online Services Pvt. Ltd., - Series H	1,693,300	0.1
			2,463,125	0.2

		Financials: 0.1%
45,554	@	WeWork Companies, Inc. - Series E	1,714,844	0.1

		Information Technology: 1.0%
59,241	@	AirBNB, Inc. - Series D	5,184,105	0.3
16,058	@	AirBNB, Inc. - Series E	1,405,216	0.1
16,556	@	Flipkart - Series G	1,998,309	0.1
93,459	@	Magic Leap, Inc., Series C	2,152,641	0.1
73,385	@	Uber Technologies, Inc. - Series G	3,364,401	0.2
68,026	@	Xiaoju Kuaizhi, Inc., Series A-17	2,079,997	0.2
			16,184,669	1.0

	Total Preferred Stock
	(Cost $17,707,847)		20,362,638	1.3

	Total Long-Term Investments
	(Cost $1,248,403,369)		1,590,092,369	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.3%
	Securities Lending Collateralcc: 3.6%
13,045,283	Bank of Montreal, Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $13,045,390, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $13,306,189, due 05/26/16-09/09/49)	$13,045,283	0.8
13,840,905	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $13,841,030, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $14,117,723, due 04/01/16-02/20/61)	13,840,905	0.8
13,840,905	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $13,841,042, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $14,117,723, due 05/31/16-09/09/49)	13,840,905	0.9
13,840,905	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $13,841,026, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-6.000%, Market Value plus accrued interest $14,117,742, due 03/31/18-08/01/48)	13,840,905	0.9

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
3,708,988	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $3,709,027, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $3,790,666, due 04/15/18-01/15/29)	$3,708,988	0.2
		58,276,986	3.6

Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 1.7%
26,971,310	T. Rowe Price Reserve Investment Fund, 0.330%††
	(Cost $26,971,310)	26,971,310	1.7

	Total Short-Term Investments
	(Cost $85,248,296)	85,248,296	5.3

	Total Investments in Securities (Cost $1,333,651,665)	$1,675,340,665	103.6
	Liabilities in Excess of Other Assets	(57,848,611)	(3.6)
	Net Assets	$1,617,492,054	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $1,337,794,300.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$376,264,608
Gross Unrealized Depreciation	(38,718,243)

Net Unrealized Appreciation	$337,546,365

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$399,925,023	$–	$372,721	$400,297,744
Consumer Staples	54,908,472	–	–	54,908,472
Financials	97,725,375	–	190,555	97,915,930
Health Care	316,797,611	–	–	316,797,611
Industrials	173,355,630	–	–	173,355,630
Information Technology	478,357,559	22,079,918	1,133,843	501,571,320
Materials	17,345,584	–	–	17,345,584
Telecommunication Services	7,537,440	–	–	7,537,440
Total Common Stock	1,545,952,694	22,079,918	1,697,119	1,569,729,731
Preferred Stock	–	–	20,362,638	20,362,638
Short-Term Investments	26,971,310	58,276,986	–	85,248,296
Total Investments, at fair value	$1,572,924,004	$80,356,904	$22,059,757	$1,675,340,665

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2016.

Investments, at fair value	Fair Value at March 31, 2016	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input
Common Stock	$1,697,119	Recent Comparable Transaction Price	Discount Factor*	0.00%	Decrease

Preferred Stock	$20,362,638	Recent Comparable Transaction Price	Discount Factor*	0.00%	Decrease

* No quantitative unobserable inputs were significant to the fair valuation determination at March 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolios's assets and liabilities during the period ended March 31, 2016:

	Beginning Balance			Accrued Discounts/	Total Realized	Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2015	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)*	Level 3	Level 3	3/31/2016
Asset Table
Investments, at fair value
Common Stock	$1,953,306	$-	$-	$-	$-	$(256,187)	$-	$-	$1,697,119
Preferred Stock	19,424,931	2,152,641	-	-		(1,214,934)	-	-	20,362,638
Total Investments, at value	$21,378,237	$2,152,641	$-	$-	$-	$(1,471,121)	$-	$-	$22,059,757

*As of March 31, 2016 total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(1,471,121).

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Brazil: 0.3%
345,617	@	Petroleo Brasileiro SA ADR	$2,018,403	0.3

		China: 6.3%
2,585,000		China Life Insurance Co., Ltd.	6,351,990	0.9
774,500		China Mobile Ltd.	8,577,564	1.3
21,246,000		China Telecom Corp., Ltd.	11,248,133	1.7
4,266,600	L	CRRC Corp. Ltd	4,297,719	0.6
4,230,000		Kunlun Energy Co. Ltd.	3,680,027	0.5
1,368,800		Sinopharm Group Co.	6,185,951	0.9
2,352,000		Weichai Power Co. Ltd.	2,634,848	0.4
			42,976,232	6.3

		France: 11.8%
473,266		AXA S.A.	11,097,503	1.6
273,888		BNP Paribas	13,760,324	2.0
191,520		Cie de Saint-Gobain	8,412,384	1.3
120,314		Cie Generale des Etablissements Michelin	12,292,340	1.8
638,860		Credit Agricole SA	6,908,568	1.0
135,141		Sanofi	10,864,794	1.6
103,640		Technip S.A.	5,743,659	0.9
242,964	L	Total S.A.	11,055,213	1.6
			80,134,785	11.8

		Germany: 12.1%
100,971		Bayer AG	11,831,839	1.7
72,560		Deutsche Boerse AG	6,178,063	0.9
144,348		Deutsche Post AG	4,006,226	0.6
129,515		HeidelbergCement AG	11,067,765	1.6
569,995		Infineon Technologies AG	8,081,598	1.2
96,500		Lanxess	4,624,925	0.7
103,258		Merck KGaA	8,589,404	1.3
193,800		Metro AG	5,994,908	0.9
42,620	@,L	Morphosys AG	2,051,766	0.3
34,327		Muenchener Rueckversicherungs-Gesellschaft AG	6,966,483	1.0
58,986		SAP SE	4,746,519	0.7
74,750		Siemens AG	7,905,632	1.2
			82,045,128	12.1

		Hong Kong: 2.7%
973,900		AIA Group Ltd.	5,535,671	0.8
485,640		Cheung Kong Property Holdings Ltd.	3,129,598	0.5
228,400		CK Hutchison Holdings Ltd. ADR	2,976,052	0.5
485,640		CK Hutchison Holdings Ltd.	6,309,456	0.9
			17,950,777	2.7

		India: 1.2%
496,486		Housing Development Finance Corp.	8,284,916	1.2

		Israel: 2.0%
253,929		Teva Pharmaceutical Industries Ltd. ADR	13,587,741	2.0

		Italy: 2.8%
680,187		ENI S.p.A.	10,272,679	1.5
1,072,600		Intesa Sanpaolo SpA - ISP	2,965,763	0.5
1,493,810		UniCredit SpA	5,385,188	0.8
			18,623,630	2.8

		Japan: 6.8%
503,800		Konica Minolta Holdings, Inc.	4,273,032	0.6
1,282,100		Nissan Motor Co., Ltd.	11,853,330	1.8
171,300		SoftBank Group Corp.	8,193,287	1.2
240,400		Suntory Beverage & Food Ltd.	10,814,882	1.6
1,397,000	L	Toshiba Corp.	2,716,316	0.4
149,600		Toyota Motor Corp.	7,934,097	1.2
			45,784,944	6.8

		Netherlands: 5.9%
159,998		Akzo Nobel NV	10,906,602	1.6
216,195		Koninklijke Philips NV	6,157,966	0.9
150,904	@	Qiagen NV	3,355,572	0.5
455,036		Royal Dutch Shell PLC - Class B	11,073,163	1.6
374,301	L	SBM Offshore NV	4,754,514	0.7
427,150		TNT Express NV	3,832,158	0.6
			40,079,975	5.9

		Norway: 2.5%
657,950	L	Subsea 7 SA	4,963,089	0.7
166,074		Statoil ASA	2,593,803	0.4
573,623	L	Telenor ASA	9,274,950	1.4
			16,831,842	2.5

		Portugal: 1.0%
564,750		Galp Energia SGPS SA	7,091,509	1.0

		Russia: 0.4%
226,203		MMC Norilsk Nickel PJSC ADR	2,931,591	0.4

		Singapore: 2.9%
886,582		DBS Group Holdings Ltd.	10,099,919	1.5
3,420,600		Singapore Telecommunications Ltd.	9,682,535	1.4
			19,782,454	2.9

		South Korea: 6.5%
171,216		Hana Financial Group, Inc.	3,714,839	0.6
35,481		Hyundai Mobis	7,730,521	1.1
247,680		KB Financial Group, Inc. ADR	6,833,491	1.0
58,716		POSCO ADR	2,779,028	0.4
17,817		POSCO	3,398,737	0.5

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
34,081		Samsung Electronics Co., Ltd. GDR	$19,385,718	2.9
			43,842,334	6.5

		Spain: 2.0%
178,256	@,L	Repsol YPF S.A.	2,004,305	0.3
1,007,321	@	Telefonica S.A.	11,258,467	1.7
			13,262,772	2.0

		Sweden: 1.0%
282,620	L	Getinge AB	6,501,512	1.0

		Switzerland: 6.8%
199,690	@	ABB Ltd.	3,890,224	0.6
638,169		Credit Suisse Group AG	9,012,194	1.3
1,905,170		Glencore PLC	4,283,688	0.7
82,527		Novartis AG	5,970,988	0.9
50,356		Roche Holding AG	12,364,426	1.8
110,855		Swiss Re Ltd.	10,236,314	1.5
			45,757,834	6.8

		Taiwan: 0.7%
948,251	@	Taiwan Semiconductor Manufacturing Co., Ltd.	4,729,718	0.7

		Thailand: 0.9%
1,168,800		Bangkok Bank PCL - Foreign Reg	6,037,531	0.9

		United Kingdom: 20.1%
1,446,095		Aviva PLC	9,442,166	1.4
1,403,493		BAE Systems PLC	10,237,444	1.5
2,978,460		Barclays PLC	6,393,542	0.9
2,313,764		BP PLC	11,576,566	1.7
609,930		Sky PLC	8,962,619	1.3
451,664		CRH PLC - London	12,743,058	1.9
551,726		GlaxoSmithKline PLC	11,168,696	1.7
1,466,000		HSBC Holdings PLC	9,118,306	1.3
1,990,364		Kingfisher PLC	10,735,179	1.6
7,476,467		Lloyds Banking Group Plc	7,282,044	1.1
1,471,390		Marks & Spencer Group PLC	8,574,271	1.3
430,980		Petrofac Ltd.	5,687,780	0.8
373,513		Rexam PLC	3,395,253	0.5
748,061		Standard Chartered PLC	5,059,128	0.7
2,612,090		Tesco PLC	7,174,045	1.1
2,762,541		Vodafone Group PLC	8,778,382	1.3
			136,328,479	20.1

	Total Common Stock
	(Cost $609,653,423)		654,584,107	96.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.7%
	U.S. Government Agency Obligations: 2.0%
7,800,000	Federal Agricultural Mortgage Corp. Discount Notes, 0.000%, 04/01/16	7,800,000	1.2
5,400,000	Freddie Mac Discount Notes, 0.000%, 04/01/16	5,400,000	0.8
		13,200,000	2.0

	Securities Lending Collateralcc: 3.7%
5,650,760	Bank of Montreal, Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $5,650,806, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $5,763,775, due 05/26/16-09/09/49)	5,650,760	0.8
5,980,358	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $5,980,412, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $6,099,965, due 04/01/16-02/20/61)	5,980,358	0.9
5,980,358	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $5,980,417, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,099,965, due 05/31/16-09/09/49)	5,980,358	0.9
5,980,358	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $5,980,410, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-6.000%, Market Value plus accrued interest $6,099,973, due 03/31/18-08/01/48)	5,980,358	0.9

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,588,398	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $1,588,415, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,623,377, due 04/15/18-01/15/29)	$1,588,398	0.2
		25,180,232	3.7

	Total Short-Term Investments
	(Cost $38,380,232)	38,380,232	5.7

	Total Investments in Securities (Cost $648,033,655)	$692,964,339	102.4
	Liabilities in Excess of Other Assets	(16,482,472)	(2.4)
	Net Assets	$676,481,867	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $652,140,287.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$134,155,636
Gross Unrealized Depreciation	(93,331,584)

Net Unrealized Appreciation	$40,824,052

Sector Diversification	Percentage of Net Assets
Financials	23.9%
Health Care	13.7
Energy	12.0
Consumer Discretionary	10.1
Telecommunication Services	10.0
Industrials	9.0
Materials	8.3
Information Technology	6.1
Consumer Staples	3.6
Short-Term Investments	5.7
Liabilities in Excess of Other Assets	(2.4)
Net Assets	100.0%

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Brazil	$2,018,403	$–	$–	$2,018,403
China	–	42,976,232	–	42,976,232
France	–	80,134,785	–	80,134,785
Germany	–	82,045,128	–	82,045,128
Hong Kong	2,976,052	14,974,725	–	17,950,777
India	–	8,284,916	–	8,284,916
Israel	13,587,741	–	–	13,587,741
Italy	–	18,623,630	–	18,623,630
Japan	–	45,784,944	–	45,784,944
Netherlands	–	40,079,975	–	40,079,975
Norway	–	16,831,842	–	16,831,842
Portugal	–	7,091,509	–	7,091,509
Russia	2,931,591	–	–	2,931,591
Singapore	–	19,782,454	–	19,782,454
South Korea	9,612,519	34,229,815	–	43,842,334
Spain	–	13,262,772	–	13,262,772
Sweden	–	6,501,512	–	6,501,512
Switzerland	–	45,757,834	–	45,757,834
Taiwan	–	4,729,718	–	4,729,718
Thailand	–	6,037,531	–	6,037,531
United Kingdom	–	136,328,479	–	136,328,479
Total Common Stock	31,126,306	623,457,801	–	654,584,107
Short-Term Investments	–	38,380,232	–	38,380,232
Total Investments, at fair value	$31,126,306	$661,838,033	$–	$692,964,339

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

March 31, 2016

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 98.0%
	Shares	Value
CONSUMER DISCRETIONARY – 13.4%
Auto Components – 0.5%
Delphi Automotive PLC	1,216,400	$91,254,328
Automobiles – 0.3%
Tesla Motors, Inc. (a)	278,000	63,876,060
Diversified Consumer Services – 0.3%
2U, Inc. (a)	1,118,518	25,278,507
H&R Block, Inc.	1,068,000	28,216,560
		53,495,067
Hotels, Restaurants & Leisure – 1.8%
Hilton Worldwide Holdings, Inc.	5,213,200	117,401,264
Las Vegas Sands Corp.	886,900	45,834,992
Starbucks Corp.	2,602,600	155,375,220
Tuniu Corp. Class A sponsored ADR (a)	123,588	1,289,023
		319,900,499
Internet & Catalog Retail – 1.8%
Amazon.com, Inc. (a)	531,400	315,460,296
Media – 2.8%
Charter Communications, Inc. Class A (a)(b)	808,000	163,563,440
Comcast Corp. Class A	236,000	14,414,880
ITV PLC	5,660,771	19,610,241
Manchester United PLC	1,131,360	16,336,838
MDC Partners, Inc. Class A (c)	2,530,720	59,724,992
The Walt Disney Co.	2,304,700	228,879,757
Weinstein Co. Holdings LLC Class A-1 unit (a)(d)(e)	11,499	2,437,788
		504,967,936
Multiline Retail – 0.3%
B&M European Value Retail S.A.	15,805,466	60,247,393
Specialty Retail – 3.7%
AutoZone, Inc. (a)	133,645	106,473,635
Home Depot, Inc.	1,828,494	243,975,954
L Brands, Inc.	1,682,371	147,728,998
Ross Stores, Inc.	1,667,950	96,574,305
TJX Companies, Inc.	867,639	67,979,516
		662,732,408
Textiles, Apparel & Luxury Goods – 1.9%
NIKE, Inc. Class B	3,100,802	190,606,299
VF Corp.	2,248,800	145,632,288
		336,238,587
TOTAL CONSUMER DISCRETIONARY		2,408,172,574

CONSUMER STAPLES – 10.3%
Beverages – 2.3%
Constellation Brands, Inc. Class A (sub. vtg.)	513,400	77,569,606
Monster Beverage Corp.	470,233	62,719,678
The Coca-Cola Co.	6,016,306	279,096,435
		419,385,719
Food & Staples Retailing – 2.5%
CVS Health Corp.	2,074,364	215,173,778
Kroger Co.	3,177,464	121,537,998
Sprouts Farmers Market LLC (a)	645,600	18,748,224
Wal-Mart Stores, Inc.	364,276	24,949,263

	Shares	Value
Walgreens Boots Alliance, Inc.	322,000	$27,125,280
Whole Foods Market, Inc.	1,106,206	34,414,069
		441,948,612
Food Products – 0.7%
Mead Johnson Nutrition Co. Class A	780,589	66,326,647
The Hershey Co.	447,090	41,172,518
TreeHouse Foods, Inc. (a)	214,100	18,573,175
		126,072,340
Household Products – 1.5%
Colgate-Palmolive Co.	2,482,000	175,353,300
Procter & Gamble Co.	1,094,184	90,062,285
		265,415,585
Personal Products – 0.5%
Estee Lauder Companies, Inc. Class A	693,428	65,397,195
Nu Skin Enterprises, Inc. Class A (b)	505,037	19,317,665
		84,714,860
Tobacco – 2.8%
Altria Group, Inc.	3,857,554	241,714,334
British American Tobacco PLC
sponsored ADR	1,563,979	182,844,785
Philip Morris International, Inc.	878,100	86,150,391
		510,709,510
TOTAL CONSUMER STAPLES		1,848,246,626

ENERGY – 6.7%
Energy Equipment & Services – 1.5%
Baker Hughes, Inc.	1,674,100	73,375,803
Dril-Quip, Inc. (a)	325,692	19,723,908
Halliburton Co.	610,482	21,806,417
Independence Contract Drilling, Inc. (a)	1,081,939	5,160,849
Oceaneering International, Inc.	479,162	15,927,345
Schlumberger Ltd.	1,909,900	140,855,125
		276,849,447
Oil, Gas & Consumable Fuels – 5.2%
Anadarko Petroleum Corp.	1,731,521	80,636,933
Apache Corp.	1,330,400	64,936,824
Black Stone Minerals LP	1,149,100	16,098,891
Cabot Oil & Gas Corp.	1,520,335	34,526,808
Chevron Corp.	903,900	86,232,060
Cimarex Energy Co.	395,900	38,509,193
ConocoPhillips Co.	2,110,000	84,969,700
Devon Energy Corp.	221,400	6,075,216
EOG Resources, Inc.	476,774	34,604,257
Exxon Mobil Corp.	1,156,102	96,638,566
Kinder Morgan, Inc.	269,700	4,816,842
Memorial Resource Development Corp. (a)	1,245,600	12,680,208
Newfield Exploration Co. (a)	987,200	32,824,400
Noble Energy, Inc.	2,284,800	71,765,568
Parsley Energy, Inc. Class A (a)	685,957	15,502,628
Phillips 66 Co.	976,139	84,523,876
Pioneer Natural Resources Co.	338,000	47,570,120
PrairieSky Royalty Ltd. (b)	1,359,112	25,785,193

Quarterly Report	2

Common Stocks – continued
	Shares	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
SM Energy Co. (b)	1,171,800	$21,959,532
Suncor Energy, Inc.	2,294,495	63,901,354
		924,558,169
TOTAL ENERGY		1,201,407,616

FINANCIALS – 15.1%
Banks – 5.8%
Bank of America Corp.	14,711,414	198,898,317
Citigroup, Inc.	3,573,950	149,212,413
Comerica, Inc.	1,302,900	49,340,823
FirstMerit Corp.	369,900	7,786,395
Huntington Bancshares, Inc.	7,430,581	70,887,743
JPMorgan Chase & Co.	3,908,606	231,467,647
M&T Bank Corp.	843,700	93,650,700
Regions Financial Corp.	4,576,800	35,927,880
Synovus Financial Corp.	926,323	26,779,998
U.S. Bancorp	3,745,344	152,023,513
Zions Bancorporation	999,800	24,205,158
		1,040,180,587
Capital Markets – 1.8%
Bank of New York Mellon Corp.	670,100	24,679,783
BlackRock, Inc. Class A	186,313	63,452,618
E*TRADE Financial Corp. (a)	1,343,578	32,904,225
Goldman Sachs Group, Inc.	871,800	136,855,164
Invesco Ltd.	609,257	18,746,838
Northern Trust Corp.	474,864	30,946,887
Oaktree Capital Group LLC Class A	331,134	16,334,840
		323,920,355
Consumer Finance – 2.3%
Capital One Financial Corp.	4,203,948	291,375,636
Discover Financial Services	563,700	28,703,604
Navient Corp.	3,290,676	39,389,392
OneMain Holdings, Inc. (a)	885,298	24,283,724
SLM Corp. (a)	5,632,376	35,821,911
		419,574,267
Diversified Financial Services – 1.1%
Berkshire Hathaway, Inc.:
Class A (a)	47	10,032,150
Class B (a)	749,600	106,353,248
Broadcom Ltd.	297,900	46,025,550
IntercontinentalExchange, Inc.	71,009	16,697,056
KBC Ancora	450,178	14,750,456
		193,858,460
Insurance – 1.6%
Chubb Ltd.	960,248	114,413,549
Direct Line Insurance Group PLC	5,242,191	27,872,716
Fairfax Financial Holdings Ltd. (sub. vtg.)	21,200	11,868,246
Marsh & McLennan Companies, Inc.	1,561,870	94,946,077
MetLife, Inc.	496,687	21,824,427
Unum Group	623,100	19,266,252
		290,191,267
Real Estate Investment Trusts – 2.2%
Altisource Residential Corp. Class B	2,128,082	25,536,984

	Shares	Value
American Tower Corp.	292,900	$29,984,173
Boston Properties, Inc.	317,900	40,398,732
Coresite Realty Corp.	91,800	6,426,918
Crown Castle International Corp.	103,000	8,909,500
Duke Realty LP	1,694,800	38,200,792
Equinix, Inc.	142,200	47,026,962
Extra Space Storage, Inc.	395,800	36,991,468
FelCor Lodging Trust, Inc.	1,352,900	10,985,548
Outfront Media, Inc.	985,014	20,783,795
Store Capital Corp.	2,905,300	75,189,164
Sun Communities, Inc.	344,269	24,653,103
VEREIT, Inc.	2,953,900	26,201,093
		391,288,232
Real Estate Management & Development – 0.3%
CBRE Group, Inc. (a)	1,526,789	44,002,059
TOTAL FINANCIALS		2,703,015,227

HEALTH CARE – 13.7%
Biotechnology – 3.8%
AbbVie, Inc.	373,421	21,329,808
Alexion Pharmaceuticals, Inc. (a)	503,132	70,046,037
Amgen, Inc.	1,164,520	174,596,484
Biogen, Inc. (a)	409,531	106,609,110
BioMarin Pharmaceutical, Inc. (a)	235,993	19,464,703
Celgene Corp. (a)	1,118,200	111,920,638
Gilead Sciences, Inc.	1,342,061	123,281,723
Regeneron Pharmaceuticals, Inc. (a)	151,800	54,714,792
		681,963,295
Health Care Equipment & Supplies – 3.3%
Abbott Laboratories	2,397,230	100,276,131
Boston Scientific Corp. (a)	7,635,649	143,626,558
Edwards Lifesciences Corp. (a)	690,284	60,889,952
Medtronic PLC	3,071,090	230,331,750
The Cooper Companies, Inc.	278,620	42,899,121
Wright Medical Group NV (a)	1,204,200	19,989,720
		598,013,232
Health Care Providers & Services – 2.6%
Brookdale Senior Living, Inc. (a)	455,433	7,232,276
Cigna Corp.	827,026	113,501,048
HealthSouth Corp. warrants 1/17/17 (a)	84	172
Henry Schein, Inc. (a)	446,741	77,120,899
McKesson Corp.	531,800	83,625,550
UnitedHealth Group, Inc.	1,486,700	191,635,630
		473,115,575
Health Care Technology – 0.1%
Medidata Solutions, Inc. (a)	262,638	10,166,717
Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	1,281,000	51,047,850
Thermo Fisher Scientific, Inc.	631,013	89,345,131
		140,392,981
Pharmaceuticals – 3.1%
Allergan PLC (a)	671,652	180,022,886
Bristol-Myers Squibb Co.	3,300,805	210,855,423
Horizon Pharma PLC (a)	1,448,700	24,004,959
Pfizer, Inc.	1,596,100	47,308,404

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Shire PLC sponsored ADR (b)	193,800	$33,314,220
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,133,900	60,674,989
		556,180,881

TOTAL HEALTH CARE		2,459,832,681

INDUSTRIALS – 9.2%
Aerospace & Defense – 0.9%
United Technologies Corp.	1,673,600	167,527,360
Commercial Services & Supplies – 0.5%
Stericycle, Inc. (a)	685,177	86,462,486
Electrical Equipment – 2.4%
AMETEK, Inc.	8,175,149	408,593,947
SolarCity Corp. (a)(b)	543,300	13,354,314
Sunrun, Inc. (a)(b)	321,878	2,085,769
		424,034,030
Industrial Conglomerates – 4.4%
Danaher Corp.	4,346,521	412,310,982
Roper Technologies, Inc.	2,101,110	384,019,875
		796,330,857
Machinery – 0.0%
SPX Flow, Inc. (a)	101,766	2,552,291
Professional Services – 1.0%
Verisk Analytics, Inc. (a)	1,991,021	159,122,398
WageWorks, Inc. (a)	318,400	16,114,224
		175,236,622
Road & Rail – 0.0%
eHi Car Service Co. Ltd. sponsored ADR (a)	40	500

TOTAL INDUSTRIALS		1,652,144,146

INFORMATION TECHNOLOGY – 19.8%
Electronic Equipment & Components – 0.1%
Samsung SDI Co. Ltd.	229,824	19,867,775
Internet Software & Services – 7.1%
58.com, Inc. ADR (a)	117,455	6,536,371
Alibaba Group Holding Ltd. sponsored ADR (a)	993,100	78,484,693
Alphabet, Inc.:
Class A	34,400	26,243,760
Class C	782,336	582,801,207
Box, Inc. Class A (a)(b)	743,600	9,116,536
Cornerstone OnDemand, Inc. (a)	759,160	24,877,673
Cvent, Inc. (a)	1,839,831	39,372,383
Demandware, Inc. (a)	199,000	7,780,900
Facebook, Inc. Class A (a)	2,809,076	320,515,572
Just Dial Ltd.	1,407,185	16,277,512
Marketo, Inc. (a)	53,500	1,046,995
New Relic, Inc. (a)(b)	1,703,603	44,429,966
Opower, Inc. (a)(b)(c)	2,977,061	20,273,785
Shopify, Inc. Class A	225,400	6,358,534

	Shares	Value
Tencent Holdings Ltd.	533,000	$10,896,848
Yahoo!, Inc. (a)	1,936,900	71,297,289
		1,266,310,024
IT Services – 1.1%
Blackhawk Network Holdings, Inc. (a)	1,223,980	41,982,514
Cognizant Technology Solutions Corp. Class A (a)	235,000	14,734,500
Fidelity National Information Services, Inc.	79,800	5,052,138
Global Payments, Inc.	441,000	28,797,300
Sabre Corp.	973,944	28,166,460
Travelport Worldwide Ltd.	6,053,205	82,686,780
		201,419,692
Semiconductors & Semiconductor Equipment – 3.2%
Intersil Corp. Class A	1,583,529	21,171,783
Marvell Technology Group Ltd.	7,086,267	73,059,413
Maxim Integrated Products, Inc.	78,000	2,868,840
Micron Technology, Inc. (a)	823,100	8,617,857
NVIDIA Corp.	1,002,102	35,704,894
NXP Semiconductors NV (a)	1,551,000	125,739,570
Qorvo, Inc. (a)	4,409,995	222,307,848
Qualcomm, Inc.	1,033,829	52,870,015
Semtech Corp. (a)	1,263,744	27,789,731
		570,129,951
Software – 4.6%
Activision Blizzard, Inc.	1,037,573	35,111,470
Adobe Systems, Inc. (a)	592,429	55,569,840
Autodesk, Inc. (a)	4,444,300	259,147,133
Electronic Arts, Inc. (a)	1,393,100	92,097,841
Fleetmatics Group PLC (a)	459,489	18,705,797
HubSpot, Inc. (a)	228,343	9,960,322
Imperva, Inc. (a)	125,320	6,328,660
Microsoft Corp.	2,436,913	134,590,705
Mobileye NV (a)(b)	278,900	10,400,181
Salesforce.com, Inc. (a)	2,036,757	150,373,769
Tableau Software, Inc. (a)	118,100	5,417,247
Varonis Systems, Inc. (a)(b)	762,445	13,914,621
Zendesk, Inc. (a)	1,231,258	25,770,230
		817,387,816
Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	4,509,692	491,511,331
EMC Corp.	2,820,700	75,171,655
HP, Inc.	7,492,500	92,307,600
SanDisk Corp.	194,900	14,827,992
		673,818,578
TOTAL INFORMATION TECHNOLOGY		3,548,933,836

MATERIALS – 3.8%
Chemicals – 3.1%
CF Industries Holdings, Inc.	646,100	20,248,774
E.I. du Pont de Nemours & Co.	1,981,800	125,487,576
Eastman Chemical Co.	800,341	57,808,630
Ecolab, Inc.	2,179,894	243,101,779
PPG Industries, Inc.	552,300	61,575,927
W.R. Grace & Co. (a)	492,922	35,086,188
		543,308,874

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Construction Materials – 0.2%
Eagle Materials, Inc.	508,159	$35,627,027
Containers & Packaging – 0.5%
Graphic Packaging Holding Co.	2,654,433	34,109,464
WestRock Co.	1,482,740	57,871,342
		91,980,806
TOTAL MATERIALS		670,916,707

TELECOMMUNICATION SERVICES – 2.6%
Diversified Telecommunication Services – 2.5%
AT&T, Inc.	6,165,668	241,509,216
Cogent Communications Group, Inc.	411,039	16,042,852
Frontier Communications Corp.	527,500	2,948,725
inContact, Inc. (a)	1,547,317	13,755,648
Level 3 Communications, Inc. (a)	752,986	39,795,310
SBA Communications Corp. Class A (a)	50,100	5,018,517
Verizon Communications, Inc.	2,157,268	116,665,053
Zayo Group Holdings, Inc. (a)	267,100	6,474,504
		442,209,825
Wireless Telecommunication Services – 0.1%
T-Mobile U.S., Inc. (a)	196,900	7,541,270
Telephone & Data Systems, Inc.	247,303	7,441,347
		14,982,617
TOTAL TELECOMMUNICATION SERVICES		457,192,442

UTILITIES – 3.4%
Electric Utilities – 2.0%
Edison International	628,426	45,177,545
Exelon Corp.	2,867,192	102,817,505
FirstEnergy Corp.	501,190	18,027,804
NextEra Energy, Inc.	1,055,950	124,961,123
PPL Corp.	1,783,572	67,900,586
		358,884,563
Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy, Inc.	526,052	6,843,937
NRG Yield, Inc. Class C (b)	532,400	7,581,376
		14,425,313
Multi-Utilities – 1.3%
CenterPoint Energy, Inc.	421,100	8,809,412
Dominion Resources, Inc.	1,031,931	77,518,657
PG&E Corp.	994,834	59,411,486
Sempra Energy	819,750	85,294,988
		231,034,543
TOTAL UTILITIES		604,344,419

TOTAL COMMON STOCKS (Cost $14,649,629,543)		17,554,206,274

Convertible Preferred Stocks – 0.1%
	Shares	Value
ENERGY – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Southwestern Energy Co. Series B 6.25%	330,300	$6,477,183

INFORMATION TECHNOLOGY – 0.0%
Software – 0.0%
MongoDB, Inc. Series F, 8.00% (a)(e)	299,866	2,171,030

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $21,529,998)		8,648,213

U.S. Treasury Obligations – 0.0%
Principal
Amount
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.31% 4/7/16 to 5/12/16 (f) (Cost $5,678,637)	$5,680,000	5,679,402

Money Market Funds – 3.2%
	Shares
Fidelity Cash Central Fund, 0.39% (g)	358,315,344	358,315,344
Fidelity Securities Lending Cash Central Fund, 0.42% (g)(h)	216,574,990	216,574,990

TOTAL MONEY MARKET FUNDS
(Cost $574,890,334)		574,890,334
TOTAL INVESTMENT PORTFOLIO – 101.3%
(Cost $15,251,728,512)		18,143,424,223

NET OTHER ASSETS (LIABILITIES) – (1.3)%		(230,344,076)
NET ASSETS – 100%		$17,913,080,147

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased

Equity Index Contracts
569 CME E-mini
S&P 500 Index
Contracts
(United States)	June 2016	$58,365,175	$1,621,907

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated company

(d)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

5	Quarterly Report

Investments (Unaudited) – continued

(e)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,608,818 or 0.0% of net assets.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,853,654.

(g)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(h)	Investment made with cash collateral received from securities on loan. Additional information on each restricted holding is as follows:

	Acquisition
Security	Date	Acquisition Cost
MongoDB, Inc. Series F, 8.00%	10/2/13	$5,014,998
Weinstein Co. Holdings LLC Class A-1 unit	10/19/05	$11,499,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$259,719
Fidelity Securities Lending Cash Central Fund	869,839
Total	$1,129,558

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,				Value,
	beginning of		Sales	Dividend	end of
Affiliate	period	Purchases	Proceeds	Income	period
MDC Partners, Inc. Class A	$45,362,676	$9,214,324	$—	$435,812	$59,724,992
Opower, Inc.	30,209,636	972,779	—	—	20,273,785
Total	$75,572,312	$10,187,103	$—	$435,812	$79,998,777

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,408,172,574	$2,405,734,786	$—	$2,437,788
Consumer Staples	1,848,246,626	1,848,246,626	—	—
Energy	1,207,884,799	1,207,884,799	—	—
Financials	2,703,015,227	2,703,015,227	—	—
Health Care	2,459,832,681	2,459,832,681	—	—
Industrials	1,652,144,146	1,652,144,146	—	—
Information Technology	3,551,104,866	3,538,036,988	10,896,848	2,171,030
Materials	670,916,707	670,916,707	—	—
Telecommunication Services	457,192,442	457,192,442	—	—
Utilities	604,344,419	604,344,419	—	—
U.S. Government and Government Agency Obligations	5,679,402	—	5,679,402	—
Money Market Funds	574,890,334	574,890,334	—	—
Total Investments in Securities:	$18,143,424,223	$18,122,239,155	$16,576,250	$4,608,818
Derivative Instruments:
Assets
Futures Contracts	$1,621,907	$1,621,907	$—	$—
Total Assets	$1,621,907	$1,621,907	$—	$—
Total Derivative Instruments:	$1,621,907	$1,621,907	$—	$—

Quarterly Report	6

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $15,317,299,297. Net unrealized appreciation aggregated $2,826,124,926, of which $3,643,430,397 related to appreciated investment securities and $817,305,471 related to depreciated investment securities.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

March 31, 2016

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 97.2%
	Shares	Value
CONSUMER DISCRETIONARY – 8.8%
Automobiles – 1.4%
Ford Motor Co.	1,780,900	$24,042,150
General Motors Co.	1,628,700	51,190,041
		75,232,191
Hotels, Restaurants & Leisure – 1.2%
Compass Group PLC	33,600	592,314
Dunkin’ Brands Group, Inc.	606,600	28,613,322
McDonald’s Corp. (a)	204,300	25,676,424
Whitbread PLC	129,464	7,363,330
		62,245,390
Household Durables – 0.7%
M.D.C. Holdings, Inc. (b)	626,500	15,700,090
Tupperware Brands Corp.	414,400	24,026,912
		39,727,002
Leisure Products – 1.3%
Mattel, Inc.	1,035,300	34,806,786
New Academy Holding Co. LLC unit (c)(d)(e)	127,200	20,177,736
Polaris Industries, Inc. (b)	122,200	12,034,256
		67,018,778
Media – 1.6%
Comcast Corp. Class A (a)	1,229,043	75,069,946
Time Warner, Inc.	151,600	10,998,580
		86,068,526
Multiline Retail – 2.0%
Kohl’s Corp.	321,575	14,988,611
Macy’s, Inc.	529,200	23,332,428
Target Corp.	835,160	68,716,965
		107,038,004
Specialty Retail – 0.6%
Foot Locker, Inc.	211,000	13,609,500
GNC Holdings, Inc.	442,456	14,047,978
Stage Stores, Inc. (b)	712,500	5,742,750
		33,400,228

TOTAL CONSUMER DISCRETIONARY		470,730,119

CONSUMER STAPLES – 9.8%
Beverages – 1.7%
Anheuser-Busch InBev SA NV ADR (a)	130,100	16,218,266
Molson Coors Brewing Co. Class B	169,300	16,283,274
The Coca-Cola Co. (a)	1,210,900	56,173,651
		88,675,191
Food & Staples Retailing – 3.1%
CVS Health Corp.	875,400	90,805,242
Wal-Mart Stores, Inc. (a)	654,378	44,818,349
Walgreens Boots Alliance, Inc.	271,307	22,854,902
Whole Foods Market, Inc.	266,900	8,303,259
		166,781,752
Food Products – 1.1%
B&G Foods, Inc. Class A	387,813	13,499,771
Flowers Foods, Inc.	88,600	1,635,556
Sanderson Farms, Inc. (b)	94,000	8,476,920
The Hain Celestial Group, Inc. (c)	83,100	3,399,621
The Hershey Co. (a)	348,100	32,056,529
		59,068,397

	Shares	Value
Household Products – 3.6%
Procter & Gamble Co. (a)	2,350,119	$193,438,295
Personal Products – 0.3%
Avon Products, Inc.	2,832,500	13,624,325

TOTAL CONSUMER STAPLES		521,587,960

ENERGY – 9.2%
Energy Equipment & Services – 0.2%
Ensco PLC Class A	404,076	4,190,268
National Oilwell Varco, Inc.	95,206	2,960,907
Oceaneering International, Inc.	167,600	5,571,024
		12,722,199
Oil, Gas & Consumable Fuels – 9.0%
Anadarko Petroleum Corp.	327,686	15,260,337
Apache Corp.	681,468	33,262,453
Avance Gas Holding Ltd. (b)	493,636	3,439,172
BW LPG Ltd. (b)	877,356	5,333,246
Cameco Corp. (b)	318,700	4,090,648
Chevron Corp.	2,217,580	211,557,132
CONSOL Energy, Inc. (b)	910,035	10,274,295
Energy Transfer Equity LP	955,600	6,813,428
Foresight Energy LP (b)	458,764	513,816
Golar LNG Ltd.	174,600	3,137,562
Imperial Oil Ltd.	120,300	4,019,108
Kinder Morgan, Inc.	1,344,800	24,018,128
Legacy Reserves LP	1,295,801	1,269,885
MPLX LP	636,257	18,890,470
Noble Energy, Inc.	117,400	3,687,534
Suncor Energy, Inc.	1,851,500	51,564,008
The Williams Companies, Inc.	2,443,749	39,271,046
Williams Partners LP	2,149,256	43,952,285
		480,354,553

TOTAL ENERGY		493,076,752

FINANCIALS – 22.4%
Banks – 11.0%
Bank of America Corp.	5,161,600	69,784,832
Comerica, Inc.	688,748	26,082,887
First Niagara Financial Group, Inc.	1,910,414	18,492,808
FirstMerit Corp.	714,421	15,038,562
Huntington Bancshares, Inc.	240,100	2,290,554
JPMorgan Chase & Co.	2,830,264	167,608,234
KeyCorp	1,685,700	18,610,128
Lloyds Banking Group PLC	4,385,500	4,271,473
M&T Bank Corp.	647,891	71,915,901
Prosperity Bancshares, Inc.	74,300	3,446,777
Regions Financial Corp.	3,772,700	29,615,695
Standard Chartered PLC (United Kingdom)	941,426	6,389,458
SunTrust Banks, Inc.	1,013,700	36,574,296
U.S. Bancorp	1,205,438	48,928,728
Wells Fargo & Co.	1,470,286	71,103,031
		590,153,364

Quarterly Report	2

Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Capital Markets – 4.9%
Apollo Global Management LLC Class A	195,900	$3,353,808
Apollo Investment Corp.	1,928,247	10,701,771
Ares Capital Corp.	736,095	10,923,650
Ares Management LP	275,503	4,242,746
KKR & Co. LP	4,721,121	69,353,267
Morgan Stanley	802,075	20,059,896
PJT Partners, Inc. (b)	63,715	1,532,346
State Street Corp.	941,302	55,084,993
The Blackstone Group LP	3,018,126	84,658,434
TPG Specialty Lending, Inc.	241,400	3,893,782
		263,804,693
Diversified Financial Services – 0.2%
McGraw Hill Financial, Inc.	86,800	8,591,464
Insurance – 3.9%
Chubb Ltd.	663,571	79,064,485
Marsh & McLennan Companies, Inc.	112,600	6,844,954
MetLife, Inc.	1,862,370	81,832,538
Pricoa Global Funding I	446,062	32,214,598
The Travelers Companies, Inc.	76,045	8,875,212
		208,831,787
Real Estate Investment Trusts – 2.3%
American Capital Agency Corp.	448,948	8,363,901
American Tower Corp.	66,600	6,817,842
Annaly Capital Management, Inc.	863,409	8,858,576
Cousins Properties, Inc.	917,700	9,525,726
Crown Castle International Corp.	207,800	17,974,700
Duke Realty LP	721,100	16,253,594
First Potomac Realty Trust	1,163,557	10,541,826
Piedmont Office Realty Trust, Inc. Class A	618,024	12,552,067
Public Storage	36,800	10,150,544
Sabra Health Care REIT, Inc.	180,800	3,632,272
Two Harbors Investment Corp.	746,134	5,924,304
Ventas, Inc.	150,990	9,506,330
		120,101,682
Thrifts & Mortgage Finance – 0.1%
Radian Group, Inc.	586,308	7,270,219

TOTAL FINANCIALS		1,198,753,209

HEALTH CARE – 10.6%
Biotechnology – 1.2%
AbbVie, Inc.	402,100	22,967,952
Amgen, Inc.	152,171	22,814,998
Gilead Sciences, Inc.	195,800	17,986,188
		63,769,138
Health Care Equipment & Supplies – 1.9%
Dentsply Sirona, Inc.	185,500	11,432,365
Medtronic PLC	1,011,552	75,866,400
St. Jude Medical, Inc.	194,846	10,716,530
		98,015,295
Health Care Providers & Services – 0.0%
HealthSouth Corp. warrants 1/17/17 (c)	191	392

	Shares	Value
Pharmaceuticals – 7.5%
Astellas Pharma, Inc.	184,300	$2,449,257
GlaxoSmithKline PLC	2,400,000	48,583,826
Johnson & Johnson (a)	2,512,168	271,816,577
Merck & Co., Inc.	502,300	26,576,693
Pfizer, Inc.	616,912	18,285,272
Sanofi SA	189,976	15,273,276
Teva Pharmaceutical Industries Ltd. sponsored ADR	354,500	18,969,295
		401,954,196
TOTAL HEALTH CARE		563,739,021

INDUSTRIALS – 12.6%
Aerospace & Defense – 2.9%
General Dynamics Corp.	165,400	21,728,598
Raytheon Co. (a)	206,800	25,359,884
The Boeing Co.	305,100	38,729,394
United Technologies Corp.	686,771	68,745,777
		154,563,653
Air Freight & Logistics – 3.3%
C.H. Robinson Worldwide, Inc.	208,328	15,464,187
PostNL NV (c)	4,812,100	19,602,965
United Parcel Service, Inc. Class B	1,344,137	141,766,129
		176,833,281
Airlines – 0.3%
Copa Holdings SA Class A	189,000	12,804,750
Commercial Services & Supplies – 0.6%
KAR Auction Services, Inc.	563,900	21,507,146
Progressive Waste Solution Ltd. (Canada)	185,500	5,767,461
Republic Services, Inc.	126,626	6,033,729
		33,308,336
Construction & Engineering – 0.0%
Koninklijke Boskalis Westminster NV	12,900	507,083
Electrical Equipment – 1.4%
Eaton Corp. PLC	537,100	33,600,976
Emerson Electric Co.	775,303	42,160,977
		75,761,953
Industrial Conglomerates – 3.9%
General Electric Co. (a)	6,580,847	209,205,126
Machinery – 0.1%
Cummins, Inc.	67,700	7,442,938
Road & Rail – 0.1%
Norfolk Southern Corp.	63,800	5,311,350

TOTAL INDUSTRIALS		675,738,470

INFORMATION TECHNOLOGY – 11.2%
Communications Equipment – 2.4%
Cisco Systems, Inc.	4,577,131	130,310,920
Electronic Equipment & Components – 0.3%
TE Connectivity Ltd.	246,461	15,260,865
Internet Software & Services – 0.5%
Yahoo!, Inc. (c)	718,900	26,462,709
IT Services – 2.6%
First Data Corp.	2,006,096	24,660,938

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
IT Services – continued
IBM Corp.	554,123	$83,921,928
Paychex, Inc.	506,069	27,332,787
		135,915,653
Semiconductors & Semiconductor Equipment – 2.4%
Applied Materials, Inc.	1,904,000	40,326,720
Maxim Integrated Products, Inc.	639,100	23,506,098
Qualcomm, Inc.	1,277,239	65,318,002
		129,150,820
Software – 0.8%
Microsoft Corp.	788,124	43,528,089
Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.	391,500	42,669,585
EMC Corp.	2,549,800	67,952,170
Seagate Technology LLC	255,700	8,808,865
		119,430,620

TOTAL INFORMATION TECHNOLOGY		600,059,676

MATERIALS – 1.8%
Chemicals – 1.3%
LyondellBasell Industries NV Class A	226,600	19,392,428
Potash Corp. of Saskatchewan, Inc.	847,100	14,421,083
Syngenta AG sponsored ADR	11,300	935,866
The Dow Chemical Co.	599,200	30,475,312
Tronox Ltd. Class A	451,800	2,887,002
		68,111,691
Containers & Packaging – 0.5%
Packaging Corp. of America	221,200	13,360,480
WestRock Co.	360,900	14,085,927
		27,446,407

TOTAL MATERIALS		95,558,098

TELECOMMUNICATION SERVICES – 4.7%
Diversified Telecommunication Services – 4.6%
AT&T, Inc.	3,325,493	130,259,561
Verizon Communications, Inc.	2,133,659	115,388,279
		245,647,840
Wireless Telecommunication Services – 0.1%
KDDI Corp.	238,000	6,350,026

TOTAL TELECOMMUNICATION SERVICES		251,997,866

UTILITIES – 6.1%
Electric Utilities – 5.7%
American Electric Power Co., Inc.	273,171	18,138,554
Entergy Corp.	326,000	25,845,280
Exelon Corp.	2,917,000	104,603,620
FirstEnergy Corp.	146,000	5,251,620
NextEra Energy, Inc.	49,983	5,914,988
PPL Corp.	1,718,400	65,419,488
Southern Co.	1,354,577	70,072,268
Xcel Energy, Inc.	259,700	10,860,654
		306,106,472

	Shares	Value
Multi-Utilities – 0.4%
CenterPoint Energy, Inc.	965,000	$20,187,800

TOTAL UTILITIES		326,294,272

TOTAL COMMON STOCKS (Cost $4,577,844,242)		5,197,535,443

Convertible Preferred Stocks – 0.2%

HEALTH CARE – 0.1%
Health Care Providers & Services – 0.1%
AmSurg Corp. Series A-1, 5.25% (c)	20,050	2,816,424
Pharmaceuticals – 0.0%
Allergan PLC 5.50%	1,015	932,927
Teva Pharmaceutical Industries Ltd. 7%	1,200	1,060,728
		1,993,655

TOTAL HEALTH CARE		4,810,079

TELECOMMUNICATION SERVICES – 0.0%
Wireless Telecommunication Services – 0.0%
T-Mobile U.S., Inc. Series A 5.50%	42,185	2,792,647

UTILITIES – 0.1%
Independent Power and Renewable Electricity Producers – 0.0%
Dynegy, Inc. 5.375%	38,500	2,059,750
Multi-Utilities – 0.1%
CenterPoint Energy, Inc. 2.00% ZENS (c)	46,500	2,935,313

TOTAL UTILITIES		4,995,063

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,024,115)		12,597,789

Corporate Bonds – 0.5%
	Principal
	Amount
Convertible Bonds – 0.4%

ENERGY – 0.2%
Oil, Gas& Consumable Fuels – 0.2%
Amyris, Inc. 3% 2/27/17	$1,383,000	1,290,546
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)	8,105,000	6,681,559
		7,972,105

INFORMATION TECHNOLOGY – 0.2%
Communications Equipment – 0.1%
InterDigital, Inc. 1.5% 3/1/20	4,600,000	4,723,625
Internet Software & Services – 0.0%
Twitter, Inc. 1% 9/15/21	2,890,000	2,420,375

Quarterly Report	4

Corporate Bonds – continued
	Principal	Value
	Amount
Convertible Bonds – continued

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – 0.1%
NXP Semiconductors NV 1% 12/1/19	$2,440,000	$2,699,250

TOTAL INFORMATION TECHNOLOGY		9,843,250

TOTAL CONVERTIBLE BONDS		17,815,355

Nonconvertible Bonds – 0.1%

CONSUMER DISCRETIONARY – 0.1%
Media – 0.1%
Altice SA 7.625% 2/15/25 (f)	3,220,000	3,083,150

ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Sabine Pass Liquefaction LLC 5.625% 3/1/25	1,720,000	1,640,450

MATERIALS – 0.0%
Metals & Mining – 0.0%
Walter Energy, Inc. 8.5% 4/15/21 (g)	5,250,000	525

UTILITIES – 0.0%
Independent Power and Renewable Electricity Producers – 0.0%
Dynegy, Inc. 7.375% 11/1/22	1,810,000	1,674,250

TOTAL NONCONVERTIBLE BONDS		6,398,375

TOTAL CORPORATE BONDS (Cost $30,234,898)		24,213,730

Money Market Funds – 3.0%
	Shares
Fidelity Cash Central Fund, 0.39% (h)	127,659,195	127,659,195
Fidelity Securities Lending Cash Central Fund, 0.42% (h)(i)	33,763,304	33,763,304

TOTAL MONEY MARKET FUNDS (Cost $161,422,499)		161,422,499
TOTAL INVESTMENT PORTFOLIO – 100.9% (Cost $4,782,525,754)		5,395,769,461

NET OTHER ASSETS (LIABILITIES) – (0.9)%		(45,893,175)
NET ASSETS – 100%		$5,349,876,286
Written Options
	Expiration	Number	Premium	Value
	Date/	of
	Exercise	Contracts
	Price
Call Options
Anheuser-Busch InBev SA NV	6/17/16 – $125.00	658	$215,162	$(282,940)
Comcast Corp. Class A	4/15/16 – $60.00	4,183	297,531	(575,163)
General Electric Co.	4/15/16 – $30.00	15,170	671,106	(2,814,035)
Johnson & Johnson	4/15/16 – $105.00	7,000	891,475	(2,415,000)
McDonald’s Corp.	4/15/16 – $120.00	1,098	284,377	(667,035)
Procter & Gamble Co.	4/15/16 – $82.50	5,865	886,207	(392,955)
Raytheon Co.	5/20/16 – $130.00	1,027	323,582	(61,107)
The Coca-Cola Co.	4/15/16 – $44.00	6,042	290,433	(1,465,185)
The Hershey Co.	5/20/16 – $95.00	671	126,817	(108,366)
Wal-Mart Stores, Inc.	5/20/16 – $67.50	1,617	236,044	(353,314)
TOTAL WRITTEN OPTIONS			$4,222,734	$(9,135,100)

Legend

(a)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $277,669,312.

(b)	Security or a portion of the security is on loan at period end.

(c)	Non-income producing

(d)	Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(e)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,177,736 or 0.4% of net assets.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,764,709 or 0.2% of net assets.

(g)	Non-income producing – Security is in default.

(h)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

	Acquisition
Security	Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

5	Quarterly Report

Investments (Unaudited) – continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$113,595
Fidelity Securities Lending Cash Central Fund	375,625
Total	$489,220

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$470,730,119	$449,960,069	$592,314	$20,177,736
Consumer Staples	521,587,960	521,587,960	—	—
Energy	493,076,752	493,076,752	—	—
Financials	1,198,753,209	1,194,481,736	4,271,473	—
Health Care	568,549,100	502,242,741	66,306,359	—
Industrials	675,738,470	675,738,470	—	—
Information Technology	600,059,676	575,398,738	24,660,938	—
Materials	95,558,098	95,558,098	—	—
Telecommunication Services	254,790,513	248,440,487	6,350,026	—
Utilities	331,289,335	328,354,022	2,935,313	—
Corporate Bonds	24,213,730	—	24,213,730	—
Money Market Funds	161,422,499	161,422,499	—	—
Total Investments in Securities:	$5,395,769,461	$5,246,261,572	$129,330,153	$20,177,736
Derivative Instruments:
Liabilities
Written Options	$(9,135,100)	$(9,135,100)	$—	$—
Total Liabilities	$(9,135,100)	$(9,135,100)	$—	$—
Total Derivative Instruments:	$(9,135,100)	$(9,135,100)	$—	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Quarterly Report	6

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $4,798,763,102. Net unrealized appreciation aggregated $597,006,359, of which $1,064,111,141 related to appreciated investment securities and $467,104,782 related to depreciated investment securities.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

March 31, 2016

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 93.9%
	Shares	Value
CONSUMER DISCRETIONARY – 16.0%
Auto Components – 1.4%
Delphi Automotive PLC	488,461	$36,644,344
Gentex Corp.	2,235,492	35,074,869
Johnson Controls, Inc.	370,200	14,426,694
Tenneco, Inc. (a)	177,476	9,141,789
Visteon Corp.	235,822	18,769,073
		114,056,769
Diversified Consumer Services – 0.7%
DeVry, Inc. (b)	128,400	2,217,468
Houghton Mifflin Harcourt Co. (a)	1,852,764	36,944,114
New Oriental Education & Technology Group, Inc. sponsored ADR	290,496	10,048,257
ServiceMaster Global Holdings, Inc. (a)	257,700	9,710,136
		58,919,975
Hotels, Restaurants & Leisure – 2.8%
Brinker International, Inc.	29,567	1,358,604
Buffalo Wild Wings, Inc. (a)	89,100	13,197,492
DineEquity, Inc. (b)	687,100	64,195,753
Interval Leisure Group, Inc. (b)	470,600	6,795,464
Jubilant Foodworks Ltd.	75,070	1,446,731
Las Vegas Sands Corp.	618,188	31,947,956
Texas Roadhouse, Inc. Class A	887,500	38,677,250
The Restaurant Group PLC	166,500	938,846
Wyndham Worldwide Corp.	771,100	58,935,173
		217,493,269
Household Durables – 3.5%
Ethan Allen Interiors, Inc.	100,900	3,210,638
Harman International Industries, Inc.	258,705	23,035,093
iRobot Corp. (a)(b)	209,600	7,398,880
Lennar Corp. Class A	1,346,500	65,116,740
Mohawk Industries, Inc. (a)	38,000	7,254,200
NVR, Inc. (a)	39,214	67,934,334
PulteGroup, Inc.	3,400,500	63,623,355
Toll Brothers, Inc. (a)	1,217,900	35,940,229
		273,513,469
Leisure Products – 0.8%
Brunswick Corp.	224,300	10,761,914
Polaris Industries, Inc. (b)	507,402	49,968,949
		60,730,863
Media – 1.7%
AMC Networks, Inc. Class A (a)	384,100	24,943,454
Interpublic Group of Companies, Inc.	2,375,085	54,508,201
John Wiley & Sons, Inc. Class A	18,100	884,909
Lions Gate Entertainment Corp. (b)	1,015,300	22,184,305
MDC Partners, Inc. Class A	67,300	1,588,280
Naspers Ltd. Class N	62,800	8,766,797
News Corp. Class A	791,100	10,102,347
Omnicom Group, Inc.	146,900	12,226,487
		135,204,780
Multiline Retail – 0.5%
Dollar Tree, Inc. (a)	442,600	36,496,796
Specialty Retail – 2.5%
AutoZone, Inc. (a)	54,332	43,285,761
CarMax, Inc. (a)	47,400	2,422,140

	Shares	Value
Dick’s Sporting Goods, Inc.	308,600	$14,427,050
Foot Locker, Inc.	705,187	45,484,562
GNC Holdings, Inc.	823,000	26,130,250
L Brands, Inc.	141,600	12,433,896
Party City Holdco, Inc. (b)	179,500	2,699,680
Ross Stores, Inc.	13,100	758,490
Select Comfort Corp. (a)	71,400	1,384,446
TJX Companies, Inc.	518,500	40,624,475
Williams-Sonoma, Inc.	183,200	10,028,368
		199,679,118
Textiles, Apparel & Luxury Goods – 2.1%
Deckers Outdoor Corp. (a)	372,700	22,328,457
G-III Apparel Group Ltd. (a)	1,183,266	57,849,875
Kate Spade & Co. (a)	368,800	9,411,776
Page Industries Ltd.	21,178	3,873,092
PVH Corp.	471,900	46,746,414
Ralph Lauren Corp.	116,800	11,243,168
VF Corp.	225,576	14,608,302
		166,061,084

TOTAL CONSUMER DISCRETIONARY		1,262,156,123

CONSUMER STAPLES – 2.0%
Beverages – 0.6%
C&C Group PLC	1,473,293	6,655,547
Dr. Pepper Snapple Group, Inc.	489,025	43,728,616
		50,384,163
Food & Staples Retailing – 0.9%
CVS Health Corp.	386,347	40,075,774
Kroger Co.	532,380	20,363,535
Manitowoc Foodservice, Inc. (a)	882,579	13,009,214
		73,448,523
Food Products – 0.5%
Amplify Snack Brands, Inc.	70,500	1,009,560
Archer Daniels Midland Co.	127,854	4,642,379
Britannia Industries Ltd.	15,000	608,218
Bunge Ltd.	298,888	16,937,983
Ingredion, Inc.	59,405	6,343,860
TreeHouse Foods, Inc. (a)	58,700	5,092,225
		34,634,225

TOTAL CONSUMER STAPLES		158,466,911

ENERGY – 3.0%
Energy Equipment & Services – 1.1%
Baker Hughes, Inc.	280,381	12,289,099
Dril-Quip, Inc. (a)	478,600	28,984,016
Ensco PLC Class A	107,000	1,109,590
Halliburton Co.	839,200	29,976,224
Nuverra Environmental Solutions, Inc. (a)	470	136
Oceaneering International, Inc.	569,700	18,936,828
		91,295,893
Oil, Gas & Consumable Fuels – 1.9%
Apache Corp.	398,296	19,440,828
Cimarex Energy Co.	349,652	34,010,650
Columbia Pipeline Group, Inc.	67,721	1,699,797

Quarterly Report	2

Common Stocks – continued
	Shares	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Energen Corp.	26,603	$973,404
EOG Resources, Inc.	50,800	3,687,064
Newfield Exploration Co. (a)	558,100	18,556,825
PDC Energy, Inc. (a)	104,700	6,224,415
SM Energy Co.	112,400	2,106,376
Southwestern Energy Co. (a)(b)	1,499,400	12,100,158
Suncor Energy, Inc.	1,708,700	47,587,048
Western Refining, Inc.	28,400	826,156
		147,212,721

TOTAL ENERGY		238,508,614

FINANCIALS – 18.6%
Banks – 6.0%
Boston Private Financial Holdings, Inc.	1,579,316	18,083,168
CIT Group, Inc.	528,300	16,393,149
Citizens Financial Group, Inc.	31,900	668,305
Comerica, Inc.	787,529	29,823,723
Commerce Bancshares, Inc.	807,849	36,312,813
CVB Financial Corp.	1,142,400	19,934,880
First Citizen Bancshares, Inc.	44,300	11,122,401
First Commonwealth Financial Corp.	1,170,400	10,369,744
First Republic Bank	523,200	34,866,048
Hilltop Holdings, Inc. (a)	389,400	7,351,872
Huntington Bancshares, Inc.	4,738,516	45,205,443
Investors Bancorp, Inc.	2,569,800	29,912,472
Lakeland Financial Corp.	668,946	30,624,348
M&T Bank Corp.	389,800	43,267,800
PacWest Bancorp	558,093	20,733,155
Prosperity Bancshares, Inc.	278,700	12,928,893
Regions Financial Corp.	4,077,900	32,011,515
SunTrust Banks, Inc.	1,050,465	37,900,777
UMB Financial Corp.	748,800	38,660,544
Valley National Bancorp	266,400	2,541,456
		478,712,506
Capital Markets – 2.4%
Ameriprise Financial, Inc.	225,013	21,153,472
Diamond Hill Investment Group, Inc.	8,900	1,578,504
E*TRADE Financial Corp. (a)	59,600	1,459,604
Franklin Resources, Inc.	442,000	17,260,100
Greenhill & Co., Inc.	235,500	5,228,100
Invesco Ltd.	1,748,100	53,789,037
Lazard Ltd. Class A	589,645	22,878,226
Legg Mason, Inc.	240,500	8,340,540
Raymond James Financial, Inc.	817,095	38,901,893
Stifel Financial Corp. (a)	614,400	18,186,240
		188,775,716
Consumer Finance – 1.7%
American Express Co.	11,089	680,865
Capital One Financial Corp.	481,000	33,338,110
Discover Financial Services	245,600	12,505,952
Navient Corp.	74,800	895,356
OneMain Holdings, Inc. (a)	643,700	17,656,691

	Shares	Value
SLM Corp. (a)	9,000,346	$57,242,201
Synchrony Financial (a)	373,500	10,704,510
		133,023,685
Diversified Financial Services – 1.3%
CRISIL Ltd.	84,555	2,295,766
McGraw Hill Financial, Inc.	846,730	83,809,335
Moody’s Corp.	167,900	16,212,424
		102,317,525
Insurance – 4.2%
AFLAC, Inc.	672,800	42,480,592
Bajaj Finserv Ltd.	58,922	1,521,718
Brown & Brown, Inc.	31,900	1,142,020
Chubb Ltd.	120,839	14,397,967
First American Financial Corp.	1,479,900	56,398,989
FNF Group	22,700	769,530
Hiscox Ltd.	1,760,076	24,495,440
Marsh & McLennan Companies, Inc.	710,584	43,196,401
Primerica, Inc.	539,120	24,007,014
Principal Financial Group, Inc.	1,065,800	42,045,810
Progressive Corp.	517,300	18,177,922
Reinsurance Group of America, Inc.	646,158	62,192,708
The Travelers Companies, Inc.	9,000	1,050,390
		331,876,501
Real Estate Investment Trusts – 0.6%
Ladder Capital Corp. Class A	1,628,076	20,269,546
Mid-America Apartment Communities, Inc.	121,300	12,398,073
Store Capital Corp.	378,291	9,790,171
VEREIT, Inc.	754,400	6,691,528
		49,149,318
Real Estate Management & Development – 1.5%
CBRE Group, Inc. (a)	2,163,423	62,349,851
Jones Lang LaSalle, Inc.	452,915	53,135,988
Realogy Holdings Corp. (a)	21,900	790,809
		116,276,648
Thrifts & Mortgage Finance – 0.9%
Beneficial Bancorp, Inc. (a)	427,862	5,857,431
Essent Group Ltd. (a)	2,906,300	60,451,040
Housing Development Finance Corp. Ltd.	349,130	5,825,947
		72,134,418

TOTAL FINANCIALS		1,472,266,317

HEALTH CARE – 12.9%
Biotechnology – 0.9%
Amgen, Inc.	32,700	4,902,711
Biogen, Inc. (a)	54,800	14,265,536
BioMarin Pharmaceutical, Inc. (a)	108,300	8,932,584
Medivation, Inc. (a)	19,900	915,002
Seattle Genetics, Inc. (a)	241,154	8,462,094
United Therapeutics Corp. (a)	316,400	35,256,452
		72,734,379
Health Care Equipment & Supplies – 5.4%
Alere, Inc. (a)	115,200	5,830,272
Becton, Dickinson & Co.	178,800	27,145,416
Boston Scientific Corp. (a)	4,152,503	78,108,581

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Dentsply Sirona, Inc.	764,700	$47,128,461
Hologic, Inc. (a)	1,496,524	51,630,078
Medtronic PLC	81,200	6,090,000
Olympus Corp.	417,100	16,214,070
ResMed, Inc.	354,548	20,499,965
St. Jude Medical, Inc.	103,700	5,703,500
Steris PLC	950,100	67,504,605
The Cooper Companies, Inc.	199,083	30,652,810
Zimmer Biomet Holdings, Inc.	631,500	67,336,845
		423,844,603
Health Care Providers & Services – 3.3%
AmSurg Corp. (a)	92,600	6,907,960
Cardinal Health, Inc.	873,347	71,570,787
Cigna Corp.	97,500	13,380,900
Community Health Systems, Inc. (a)	182,100	3,370,671
DaVita HealthCare Partners, Inc. (a)	722,700	53,031,726
HCA Holdings, Inc. (a)	324,735	25,345,567
Laboratory Corp. of America Holdings (a)	337,000	39,472,810
McKesson Corp.	220,850	34,728,663
Surgical Care Affiliates, Inc. (a)	103,100	4,771,468
Universal Health Services, Inc. Class B	49,900	6,223,528
VCA, Inc. (a)	14,300	824,967
		259,629,047
Life Sciences Tools & Services – 1.2%
Agilent Technologies, Inc.	828,606	33,019,949
Bruker Corp.	616,800	17,270,400
Thermo Fisher Scientific, Inc.	322,463	45,657,536
		95,947,885
Pharmaceuticals – 2.1%
Catalent, Inc. (a)	569,600	15,191,232
Endo International PLC (a)	978,800	27,553,220
Horizon Pharma PLC (a)	165,870	2,748,466
Jazz Pharmaceuticals PLC (a)	515,871	67,346,959
Pacira Pharmaceuticals, Inc. (a)	229,700	12,169,506
Teva Pharmaceutical Industries Ltd. sponsored ADR	754,056	40,349,537
		165,358,920

TOTAL HEALTH CARE		1,017,514,834

INDUSTRIALS – 14.1%
Aerospace & Defense – 2.3%
Curtiss-Wright Corp.	427,148	32,322,289
Esterline Technologies Corp. (a)	238,248	15,264,549
Huntington Ingalls Industries, Inc.	231,200	31,660,528
Rockwell Collins, Inc.	430,483	39,694,837
Textron, Inc.	1,733,881	63,217,301
		182,159,504
Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc.	325,400	24,154,442
FedEx Corp.	348,811	56,758,526
		80,912,968

	Shares	Value
Airlines – 1.5%
Allegiant Travel Co.	52,200	$9,294,732
Copa Holdings SA Class A	67,400	4,566,350
Southwest Airlines Co.	765,700	34,303,360
Spirit Airlines, Inc. (a)	1,456,013	69,859,504
		118,023,946
Building Products – 0.6%
A.O. Smith Corp.	207,800	15,857,218
Lennox International, Inc.	218,757	29,573,759
		45,430,977
Commercial Services & Supplies – 1.1%
Copart, Inc. (a)	111,100	4,529,547
G&K Services, Inc. Class A	203,000	14,869,750
Herman Miller, Inc.	276,100	8,528,729
HNI Corp.	188,677	7,390,478
KAR Auction Services, Inc.	321,282	12,253,695
Knoll, Inc.	1,026,700	22,228,055
Matthews International Corp. Class A	34,044	1,752,245
Multi-Color Corp.	36,000	1,920,600
Republic Services, Inc.	301,213	14,352,799
		87,825,898
Construction & Engineering – 1.1%
EMCOR Group, Inc.	889,207	43,215,460
Jacobs Engineering Group, Inc. (a)	755,055	32,882,645
Quanta Services, Inc. (a)	360,371	8,129,970
		84,228,075
Electrical Equipment – 0.1%
AMETEK, Inc.	200,800	10,035,984
Rockwell Automation, Inc.	8,100	921,375
		10,957,359
Industrial Conglomerates – 0.5%
Roper Technologies, Inc.	227,486	41,577,616
Machinery – 3.8%
AGCO Corp.	661,700	32,886,490
Colfax Corp. (a)	783,400	22,397,406
Cummins, Inc.	20,675	2,273,010
Deere & Co. (b)	356,600	27,454,634
IDEX Corp.	17,500	1,450,400
Ingersoll-Rand PLC	622,445	38,597,814
Manitowoc Co., Inc. (b)	882,579	3,821,567
Mueller Industries, Inc.	719,904	21,179,576
Rexnord Corp. (a)	3,596,334	72,717,873
Stanley Black & Decker, Inc.	74,400	7,827,624
Valmont Industries, Inc.	141,881	17,570,543
Wabtec Corp.	139,160	11,033,996
Woodward, Inc.	527,107	27,420,106
Xylem, Inc.	335,100	13,705,590
		300,336,629
Professional Services – 0.7%
CEB, Inc.	224,600	14,538,358
Dun & Bradstreet Corp.	409,005	42,160,235
		56,698,593
Road & Rail – 0.8%
ArcBest Corp.	30,140	650,723
CSX Corp.	193,000	4,969,750
J.B. Hunt Transport Services, Inc.	52,500	4,422,600
Old Dominion Freight Lines, Inc. (a)	247,400	17,223,988

Quarterly Report	4

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Road & Rail – continued
Saia, Inc. (a)	741,205	$20,864,921
Swift Transporation Co. (a)(b)	588,178	10,957,756
		59,089,738
Trading Companies & Distributors – 0.6%
Air Lease Corp. Class A	1,018,894	32,726,875
Misumi Group, Inc.	775,200	11,096,425
WESCO International, Inc. (a)	111,400	6,090,238
		49,913,538

TOTAL INDUSTRIALS		1,117,154,841

INFORMATION TECHNOLOGY – 23.2%
Communications Equipment – 1.1%
Brocade Communications Systems, Inc.	779,903	8,251,374
CommScope Holding Co., Inc. (a)	1,165,390	32,537,689
F5 Networks, Inc. (a)	432,954	45,828,181
Harris Corp.	8,500	661,810
		87,279,054
Electronic Equipment & Components – 4.6%
Amphenol Corp. Class A	52,000	3,006,640
Arrow Electronics, Inc. (a)	578,180	37,240,574
Avnet, Inc.	746,730	33,080,139
Belden, Inc.	903,200	55,438,416
CDW Corp.	1,817,401	75,422,142
IPG Photonics Corp. (a)	315,200	30,284,416
Jabil Circuit, Inc.	260,900	5,027,543
Keysight Technologies, Inc. (a)	394,353	10,939,352
Littelfuse, Inc.	29,500	3,631,745
Methode Electronics, Inc. Class A	529,000	15,467,960
TE Connectivity Ltd.	708,366	43,862,023
Trimble Navigation Ltd. (a)	1,613,500	40,014,800
Zebra Technologies Corp. Class A (a)	155,100	10,701,900
		364,117,650
Internet Software & Services – 0.7%
Alphabet, Inc. Class C	56,602	42,165,660
Tencent Holdings Ltd.	549,000	11,223,958
		53,389,618
IT Services – 9.7%
Alliance Data Systems Corp. (a)	192,190	42,281,800
Blackhawk Network Holdings, Inc. (a)	1,492,994	51,209,694
Broadridge Financial Solutions, Inc.	311,203	18,457,450
Euronet Worldwide, Inc. (a)	929,777	68,905,773
EVERTEC, Inc.	753,493	10,533,832
Fidelity National Information Services, Inc.	882,477	55,869,619
Fiserv, Inc. (a)	377,214	38,694,612
FleetCor Technologies, Inc. (a)	387,240	57,601,950
Genpact Ltd. (a)	2,849,288	77,472,141
Global Payments, Inc.	1,857,676	121,306,239
Maximus, Inc.	410,200	21,592,928
Syntel, Inc. (a)	37,216	1,858,195
The Western Union Co.	1,683,248	32,469,854
Total System Services, Inc.	1,562,310	74,334,710
Vantiv, Inc. (a)	593,200	31,961,616

	Shares	Value
Visa, Inc. Class A	415,700	$31,792,736
Xerox Corp.	2,686,149	29,977,423
		766,320,572
Semiconductors & Semiconductor Equipment – 2.6%
Analog Devices, Inc.	58,400	3,456,696
Atmel Corp.	1,777,633	14,434,380
Cree, Inc. (a)	796,800	23,186,880
Intersil Corp. Class A	658,608	8,805,589
Maxim Integrated Products, Inc.	606,300	22,299,714
Microchip Technology, Inc.	101,875	4,910,375
NVIDIA Corp.	1,467,033	52,270,386
NXP Semiconductors NV (a)	755,743	61,268,085
Qorvo, Inc. (a)	73,300	3,695,053
Semtech Corp. (a)	413,361	9,089,808
		203,416,966
Software – 3.4%
Activision Blizzard, Inc.	1,350,700	45,707,688
Cadence Design Systems, Inc. (a)	1,394,400	32,879,952
Electronic Arts, Inc. (a)	1,190,690	78,716,516
Fair Isaac Corp.	329,800	34,988,482
Intuit, Inc.	192,997	20,073,618
Parametric Technology Corp. (a)	884,741	29,338,012
Symantec Corp.	140,700	2,586,066
Synopsys, Inc. (a)	432,549	20,952,674
		265,243,008
Technology Hardware, Storage & Peripherals – 1.1%
EMC Corp.	1,075,239	28,655,119
NEC Corp.	1,673,000	4,206,842
SanDisk Corp.	418,600	31,847,088
Western Digital Corp.	516,200	24,385,288
		89,094,337

TOTAL INFORMATION TECHNOLOGY		1,828,861,205

MATERIALS – 3.3%
Chemicals – 2.3%
Albemarle Corp. U.S.	884,006	56,514,504
Ashland, Inc.	86,126	9,470,415
Eastman Chemical Co.	541,400	39,105,322
Ferro Corp. (a)	1,648,609	19,568,989
Innospec, Inc.	15,400	667,744
PolyOne Corp.	928,460	28,085,915
PPG Industries, Inc.	99,900	11,137,851
Praxair, Inc.	104,100	11,914,245
W.R. Grace & Co. (a)	14,600	1,039,228
		177,504,213
Containers & Packaging – 0.5%
Aptargroup, Inc.	189,630	14,868,888
WestRock Co.	562,600	21,958,278
		36,827,166
Metals & Mining – 0.3%
B2Gold Corp. (a)	8,111,000	13,489,709
New Gold, Inc. (a)	2,039,120	7,614,808
Randgold Resources Ltd. sponsored ADR	65,100	5,911,731
		27,016,248

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Paper & Forest Products – 0.2%
Boise Cascade Co. (a)	915,264	$18,964,270

TOTAL MATERIALS		260,311,897

UTILITIES – 0.8%
Electric Utilities – 0.6%
Exelon Corp.	1,090,400	39,101,744
OGE Energy Corp.	295,000	8,445,850
		47,547,594
Independent Power and Renewable Electricity Producers – 0.1%
Calpine Corp. (a)	171,700	2,604,689
Dynegy, Inc. (a)	341,500	4,907,355
		7,512,044
Multi-Utilities – 0.1%
CMS Energy Corp.	160,519	6,812,426
NiSource, Inc.	67,721	1,595,507
		8,407,933

TOTAL UTILITIES		63,467,571

TOTAL COMMON STOCKS
(Cost $6,741,601,382)		7,418,708,313

Nonconvertible Preferred Stocks – 0.1%
FINANCIALS – 0.1%
Capital Markets – 0.1%
GMAC Capital Trust I Series 2, 8.125%
(Cost $8,358,700)	405,466	9,937,972

Money Market Funds – 7.3%

Fidelity Cash Central Fund, 0.39% (c)	490,322,079	490,322,079
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	88,914,790	88,914,790

TOTAL MONEY MARKET FUNDS
(Cost $579,236,869)		579,236,869
TOTAL INVESTMENT PORTFOLIO – 101.3%
(Cost $7,329,196,951)		8,007,883,154

NET OTHER ASSETS (LIABILITIES) – (1.3)%		(101,317,020)
NET ASSETS – 100%		$7,906,566,134

Legend

(a)	Non-income producing

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Quarterly Report	6

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$191,159
Fidelity Securities Lending Cash Central Fund	181,186
Total	$372,345

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,262,156,123	$1,262,156,123	$—	$—
Consumer Staples	158,466,911	158,466,911	—	—
Energy	238,508,614	238,508,614	—	—
Financials	1,482,204,289	1,482,204,289	—	—
Health Care	1,017,514,834	1,017,514,834	—	—
Industrials	1,117,154,841	1,117,154,841	—	—
Information Technology	1,828,861,205	1,817,637,247	11,223,958	—
Materials	260,311,897	260,311,897	—	—
Utilities	63,467,571	63,467,571	—	—
Money Market Funds	579,236,869	579,236,869	—	—
Total Investments in Securities:	$8,007,883,154	$7,996,659,196	$11,223,958	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

7	Quarterly Report

Investments (Unaudited) – continued

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $7,347,940,958. Net unrealized appreciation aggregated $659,942,196, of which $1,284,708,601 related to appreciated investment securities and $624,766,405 related to depreciated investment securities.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

9	Quarterly Report

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Partners, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2016